                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                  ---------------------------------------------


                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)              Copy to:

Ryan M. Louvar, Esq.                                 W. John McGuire, Esq.
Vice President and Senior Counsel                    Morgan, Lewis & Bochius LLP
State Street Bank and Trust Company                  1111 Pennsylvania Ave., NW
One Lincoln Street/CPH 0326                          Washington, DC 20004
Boston, MA 02111


Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------
Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

TABLE OF CONTENTS


SPDR DOW JONES TOTAL MARKET ETF (TMW).....................................    1
SPDR DOW JONES LARGE CAP ETF (ELR)........................................   12
SPDR DOW JONES LARGE CAP GROWTH ETF (ELG).................................   21
SPDR DOW JONES LARGE CAP VALUE ETF (ELV)..................................   27
SPDR DOW JONES MID CAP ETF (EMM)..........................................   32
SPDR DOW JONES MID CAP GROWTH ETF (EMG)...................................   39
SPDR DOW JONES MID CAP VALUE ETF (EMV)....................................   43
SPDR DOW JONES SMALL CAP ETF (DSC)........................................   47
SPDR DOW JONES SMALL CAP GROWTH ETF (DSG).................................   64
SPDR DOW JONES SMALL CAP VALUE ETF (DSV)..................................   74
SPDR DJ GLOBAL TITANS ETF (DGT)...........................................   83
SPDR DOW JONES REIT ETF (RWR).............................................   85
SPDR KBW BANK ETF (KBE)...................................................   87
SPDR KBW CAPITAL MARKETS ETF (KCE)........................................   88
SPDR KBW INSURANCE ETF (KIE)..............................................   89
SPDR KBW MORTGAGE FINANCE ETF (KME).......................................   90
SPDR KBW REGIONAL BANKING ETF (KRE).......................................   91
SPDR MORGAN STANLEY TECHNOLOGY ETF (MTK)..................................   92
SPDR S&P DIVIDEND ETF (SDY)...............................................   93
SPDR S&P BIOTECH ETF (XBI)................................................   95
SPDR S&P HOMEBUILDERS ETF (XHB)...........................................   96
SPDR S&P METALS & MINING ETF (XME)........................................   97
SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF (XES).........................   98
SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF (XOP).....................   99
SPDR S&P PHARMACEUTICALS ETF (XPH)........................................  100
SPDR S&P RETAIL ETF (XRT).................................................  101
SPDR S&P SEMICONDUCTOR ETF (XSD)..........................................  102
SPDR WELLS FARGO PREFERRED STOCK ETF (PSK)................................  103
SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF (BIL)..........................  105
SPDR BARCLAYS CAPITAL TIPS ETF (IPE)......................................  106
SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF (ITE)................  107
SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF (TLO)........................  109
SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF (ITR).............  110
SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF (LWC).....................  112
SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF (CWB)..........................  114
SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF (MBG)......................  117
SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF (LAG)............................  118
SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF (TFI)............................  122
SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF (CXA).................  128

SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF (INY)...................  130
SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF (SHM).................  132
SPDR S&P VRDO MUNICIPAL BOND ETF (VRD)....................................  138
SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF (WIP).......  140
SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF (BWZ)....  142
SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF (BWX)...............  144
SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF (JNK)...........................  147
SPDR SERIES TRUST NOTES TO SCHEDULES OF INVESTMENTS.......................  151

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.3%
BE Aerospace, Inc. (a)..................      3,049   $     61,407
Boeing Co. .............................     10,358        560,886
Ceradyne, Inc. (a)......................        527          9,660
General Dynamics Corp. .................      4,785        309,111
Goodrich Corp. .........................      2,868        155,847
Honeywell International, Inc. ..........     10,584        393,196
ITT Corp. ..............................      3,537        184,455
L-3 Communications Holdings, Inc. ......      2,182        175,258
Lockheed Martin Corp. ..................      4,923        384,388
Northrop Grumman Corp. .................      5,518        285,556
Precision Castparts Corp. ..............      1,866        190,089
Raytheon Co. ...........................      6,947        333,248
Rockwell Collins, Inc. .................      3,455        175,514
Taser International, Inc. (a)...........        986          4,654
United Technologies Corp. ..............     13,282        809,272
                                                      ------------
                                                         4,032,541
                                                      ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. ..........      2,508        144,837
Expeditors International
  Washington, Inc. .....................      3,263        114,694
FedEx Corp. ............................      4,534        341,047
Forward Air Corp. (b)...................      3,590         83,109
United Parcel Service, Inc. (Class B)...      9,497        536,296
UTI Worldwide, Inc. ....................      3,559         51,534
                                                      ------------
                                                         1,271,517
                                                      ------------
AIRLINES -- 0.2%
AMR Corp. (a)...........................      5,072         40,322
Continental Airlines, Inc. (Class
  B) (a)(b).............................      2,146         35,280
Delta Air Lines, Inc. (a)...............      9,347         83,749
JetBlue Airways Corp. (a)(b)............      5,284         31,598
Southwest Airlines Co. .................     11,466        110,074
UAL Corp. (a)(b)........................      2,476         22,829
US Airways Group, Inc. (a)(b)...........      2,930         13,771
                                                      ------------
                                                           337,623
                                                      ------------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. (b)....................      1,269         38,400
Gentex Corp. (b)........................      5,599         79,226
Johnson Controls, Inc. .................      9,951        254,347
Modine Manufacturing Co. ...............      3,312         30,702
The Goodyear Tire & Rubber Co. (a)......      5,260         89,578
WABCO Holdings, Inc. ...................      1,554         32,634
                                                      ------------
                                                           524,887
                                                      ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)......................     47,086        339,490
Harley-Davidson, Inc. (b)...............      4,718        108,514
Thor Industries, Inc. (b)...............        549         16,992
                                                      ------------
                                                           464,996
                                                      ------------
BEVERAGES -- 2.1%
Central European Distribution
  Corp. (a).............................        719         23,554
Coca-Cola Enterprises, Inc. ............      5,999        128,439
Constellation Brands, Inc. (Class
  A) (a)................................      4,281         64,857
Dr. Pepper Snapple Group, Inc. (a)......      4,006        115,173
Hansen Natural Corp. (a)................      1,257         46,182
Molson Coors Brewing Co. (Class B)......      2,237        108,897
PepsiCo, Inc. ..........................     23,434      1,374,639
The Coca-Cola Co. ......................     31,856      1,710,667
The Pepsi Bottling Group, Inc. .........      3,718        135,484
                                                      ------------
                                                         3,707,892
                                                      ------------
BIOTECHNOLOGY -- 2.0%
Acorda Therapeutics, Inc. (a)...........      1,046         24,351
Alexion Pharmaceuticals, Inc. (a).......      1,283         57,145
Alkermes, Inc. (a)(b)...................      2,512         23,085
Alnylam Pharmaceuticals, Inc. (a)(b)....      1,152         26,127
AMAG Pharmaceuticals, Inc. (a)..........        316         13,803
Amgen, Inc. (a).........................     16,300        981,749
Amylin Pharmaceuticals, Inc. (a)........      2,655         36,347
AVI BioPharma, Inc. (a)(b)..............      5,176          8,903
Biogen Idec, Inc. (a)...................      4,763        240,627
BioMarin Pharmaceutical, Inc. (a)(b)....      2,020         36,521
Celgene Corp. (a).......................      7,392        413,213
Cephalon, Inc. (a)......................      1,394         81,186
Chelsea Therapeutics International,
  Inc. (a)..............................      7,166         17,987
Cubist Pharmaceuticals, Inc. (a)........      1,369         27,654
Dendreon Corp. (a)(b)...................      1,627         45,540
Facet Biotech Corp. (a)(b)..............      3,689         63,783
Genzyme Corp. (a).......................      4,219        239,344
Gilead Sciences, Inc. (a)...............     14,312        666,653
Human Genome Sciences, Inc. (a)(b)......      6,472        121,803
InterMune, Inc. (a)(b)..................        493          7,853
Isis Pharmaceuticals, Inc. (a)(b).......      2,191         31,923
Martek Biosciences Corp. (a)............      1,018         22,997
Medivation, Inc. (a)(b).................      1,479         40,140
Myriad Genetics, Inc. (a)...............      1,473         40,360
Myriad Pharmaceuticals, Inc. (a)........        368          2,156
Neurocrine Biosciences, Inc. (a)........      2,058          6,277
Novavax, Inc. (a)(b)....................      3,778         14,961
Onyx Pharmaceuticals, Inc. (a)..........        973         29,161
OSI Pharmaceuticals, Inc. (a)(b)........      1,172         41,371
PDL BioPharma, Inc. (b).................      3,744         29,503
Pharmasset, Inc. (a)(b).................        390          8,245
SIGA Technologies, Inc. (a)(b)..........      8,358         65,945
Spectrum Pharmaceuticals, Inc. (a)(b)...      3,273         22,027
StemCells, Inc. (a).....................      5,628          9,174
Vertex Pharmaceuticals, Inc. (a)(b).....      2,174         82,394
                                                      ------------
                                                         3,580,308
                                                      ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ............................      6,266         80,957
Quanex Building Products Corp. .........        592          8,501
Simpson Manufacturing Co., Inc. (b).....      1,483         37,461
USG Corp. (a)(b)........................      1,113         19,121
                                                      ------------
                                                           146,040
                                                      ------------
CAPITAL MARKETS -- 2.7%
Affiliated Managers Group, Inc. (a)(b)..        706         45,897
Ameriprise Financial, Inc. .............      3,469        126,029
BlackRock, Inc. (b).....................        276         59,842
Diamond Hill Investment Group,
  Inc. (a)(b)...........................        130          7,536
E*TRADE Financial Corp. (a)(b)..........      9,050         15,837
Eaton Vance Corp. ......................      2,012         56,316
Federated Investors, Inc. (Class
  B) (b)................................        942         24,841
Franklin Resources, Inc. ...............      2,459        247,375
International Assets Holding
  Corp. (a)(b)..........................      2,784         45,964
Invesco, Ltd. ..........................      6,023        137,083

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Janus Capital Group, Inc. ..............      5,790   $     82,102
Jefferies Group, Inc. (a)...............      2,250         61,267
KBW, Inc. (a)...........................        816         26,292
Knight Capital Group, Inc. (Class
  A) (a)(b).............................        732         15,921
Legg Mason, Inc. (b)....................      3,097         96,100
Morgan Stanley..........................     17,519        540,987
Northern Trust Corp. ...................      3,519        204,665
Raymond James Financial, Inc. ..........      1,728         40,228
SEI Investments Co. ....................      5,504        108,319
State Street Corp. (c)..................      6,816        358,522
T. Rowe Price Group, Inc. (b)...........      3,783        172,883
TD Ameritrade Holding Corp. (a).........      4,180         82,012
The Bank of New York Mellon Corp. ......     17,347        502,890
The Blackstone Group LP.................         96          1,363
The Charles Schwab Corp. ...............     15,356        294,067
The Goldman Sachs Group, Inc. ..........      6,701      1,235,329
Waddell & Reed Financial, Inc.
  (Class A).............................      3,077         87,541
                                                      ------------
                                                         4,677,208
                                                      ------------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc. .........      2,990        231,964
Airgas, Inc. ...........................      1,235         59,737
Ashland, Inc. ..........................      1,694         73,215
Cabot Corp. ............................      1,950         45,064
Calgon Carbon Corp. (a)(b)..............      1,674         24,825
Celanese Corp. Series A.................      2,852         71,300
CF Industries Holdings, Inc. ...........        954         82,263
E. I. du Pont de Nemours & Co. .........     14,102        453,238
Eastman Chemical Co. (b)................      2,103        112,595
Ecolab, Inc. ...........................      3,777        174,611
FMC Corp. ..............................      1,172         65,925
Monsanto Co. ...........................      8,558        662,389
Nalco Holding Co. ......................      3,502         71,756
PPG Industries, Inc. ...................      3,047        177,366
Praxair, Inc. ..........................      5,304        433,284
Sigma-Aldrich Corp. ....................      1,656         89,391
Terra Industries, Inc. .................      1,956         67,815
The Dow Chemical Co. ...................     15,529        404,841
The Mosaic Co. .........................      2,373        114,070
                                                      ------------
                                                         3,415,649
                                                      ------------
COMMERCIAL BANKS -- 2.8%
Arrow Financial Corp. (b)...............      4,306        117,522
Bank of Hawaii Corp. (b)................        799         33,190
BB&T Corp. .............................      8,673        236,253
CapitalSource, Inc. ....................      1,702          7,387
Capitol Bancorp, Ltd. (b)...............      3,055          7,974
Cathay General Bancorp (b)..............      1,116          9,028
Centerstate Banks of Florida, Inc. .....      2,272         17,926
Citizens Republic Bancorp, Inc. (a)(b)..      4,479          3,404
Columbia Banking System, Inc. ..........      4,356         72,092
Comerica, Inc. .........................      1,736         51,507
CVB Financial Corp. (b).................      6,844         51,946
F.N.B. Corp. (b)........................      6,195         44,046
Farmers Capital Bank Corp. .............      2,012         35,975
Fifth Third Bancorp.....................      8,273         83,805
First BancCorp- North Carolina (b)......      2,559         46,190
First Commonwealth Financial Corp. (b)..      6,081         34,540
First Horizon National Corp. (a)(b).....      3,587         47,462
First Merchants Corp. ..................      4,895         34,118
Horizon Financial Corp. (b).............      3,550          2,911
Huntington Bancshares, Inc. ............      5,757         27,115
Independent Bank Corp.-
  Massachusetts (b).....................      3,385         74,910
Integra Bank Corp. .....................      3,192          3,543
International Bancshares Corp. (b)......      1,506         24,563
Keycorp.................................      5,654         36,751
Lakeland Financial Corp. ...............      4,682         96,683
M&T Bank Corp. (b)......................      1,200         74,784
Marshall & Ilsley Corp. ................      3,321         26,800
National Penn Bancshares, Inc. .........      6,744         41,206
Old National Bancorp....................      1,305         14,616
PacWest Bancorp (b).....................      1,830         34,862
PNC Financial Services Group, Inc. .....      5,674        275,700
Popular, Inc. ..........................      3,585         10,146
Regions Financial Corp. ................     11,869         73,706
Renasant Corp. (b)......................      5,706         84,734
Sandy Spring Bancorp, Inc. (b)..........      3,429         55,824
Simmons First National Corp. (b)........      3,507        101,037
StellarOne Corp. (b)....................      5,999         88,485
SunTrust Banks, Inc. ...................      5,595        126,167
Susquehanna Bancshares, Inc. (b)........      5,897         34,733
Synovus Financial Corp. (b).............      1,446          5,423
Trustmark Corp. (b).....................      1,245         23,717
U.S. Bancorp............................     25,725        562,349
UCBH Holdings, Inc. (b).................      5,065          4,052
Umpqua Holdings Corp. (b)...............      5,220         55,332
United Bankshares, Inc. (b).............        960         18,806
United Community Banks, Inc. (a)(b).....      3,834         19,170
Wells Fargo & Co. ......................     66,976      1,887,384
Zions Bancorporation (b)................      1,974         35,473
                                                      ------------
                                                         4,855,347
                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Avery Dennison Corp. (b)................      2,444         88,008
Cintas Corp. ...........................      3,350        101,539
Courier Corp. ..........................      2,897         43,890
Covanta Holding Corp. (a)(b)............      2,378         40,426
Ennis, Inc. ............................      5,762         92,941
Herman Miller, Inc. ....................      3,148         53,233
Iron Mountain, Inc. (a).................      4,181        111,465
Kimball International, Inc. (Class B)...      5,751         43,880
Pitney Bowes, Inc. .....................      4,038        100,344
R.R. Donnelley & Sons Co. ..............      5,119        108,830
Republic Services, Inc. ................      4,356        115,739
Stericycle, Inc. (a)....................      1,152         55,814
Waste Connections, Inc. (a).............      1,547         44,646
Waste Management, Inc. .................      7,614        227,050
                                                      ------------
                                                         1,227,805
                                                      ------------
COMMUNICATIONS EQUIPMENT -- 2.7%
3Com Corp. (a)..........................     18,501         96,760
ADC Telecommunications, Inc. (a)........      3,714         30,975
Arris Group, Inc. (a)...................      4,117         53,562
Avocent Corp. (a).......................        799         16,196
Brocade Communications Systems,
  Inc. (a)..............................      4,351         34,199
CIENA Corp. (a)(b)......................      3,576         58,217
Cisco Systems, Inc. (a).................     89,577      2,108,643
CommScope, Inc. (a)(b)..................      1,943         58,154

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Comtech Telecommunications
  Corp. (a)(b)..........................        829   $     27,539
EchoStar Corp. (Class A) (a)............        991         18,294
Emulex Corp. (a)........................        587          6,040
F5 Networks, Inc. (a)...................      1,565         62,021
Finisar Corp. (a)(b)....................        746          7,221
Harmonic, Inc. (a)......................      2,288         15,284
Harris Corp. ...........................      2,907        109,303
Harris Stratex Networks, Inc. (Class
  A) (a)................................        722          5,054
InterDigital, Inc. (a)(b)...............      1,226         28,394
JDS Uniphase Corp. (a)..................      5,135         36,510
Juniper Networks, Inc. (a)..............      9,297        251,205
Motorola, Inc. .........................     35,342        303,588
Palm, Inc. (a)(b).......................      3,066         53,441
Phazar Corp. (a)........................      1,390          5,421
Plantronics, Inc. ......................        799         21,421
Polycom, Inc. (a)(b)....................      1,863         49,835
QUALCOMM, Inc. .........................     25,342      1,139,883
Riverbed Technology, Inc. (a)...........        574         12,605
Tellabs, Inc. (a).......................     10,207         70,633
                                                      ------------
                                                         4,680,398
                                                      ------------
COMPUTERS & PERIPHERALS -- 5.0%
Apple, Inc. (a).........................     13,838      2,565,150
Avid Technology, Inc. (a)...............      1,337         18,839
Dell, Inc. (a)..........................     27,708        422,824
EMC Corp. (a)...........................     31,708        540,304
Hewlett-Packard Co. ....................     37,973      1,792,706
Icad, Inc. (a)(b).......................      7,167         15,409
International Business Machines Corp. ..     19,633      2,348,303
Lexmark International, Inc. (Class
  A) (a)(b).............................      1,693         36,467
NCR Corp. (a)...........................      3,726         51,493
NetApp, Inc. (a)........................      6,521        173,980
Novatel Wireless, Inc. (a)(b)...........      1,481         16,824
QLogic Corp. (a)........................      4,651         79,997
SanDisk Corp. (a).......................      5,003        108,565
Seagate Technology......................      8,110        123,353
Sun Microsystems, Inc. (a)..............     13,419        121,979
Teradata Corp. (a)......................      3,404         93,678
Western Digital Corp. (a)...............      4,647        169,755
                                                      ------------
                                                         8,679,626
                                                      ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (a)..............      1,360         36,910
EMCOR Group, Inc. (a)...................      1,324         33,524
Fluor Corp. ............................      3,054        155,296
Jacobs Engineering Group, Inc. (a)......      2,014         92,543
KBR, Inc. ..............................      2,498         58,178
Quanta Services, Inc. (a)(b)............      2,974         65,815
The Shaw Group, Inc. (a)................      1,436         46,081
URS Corp. (a)...........................      1,281         55,916
                                                      ------------
                                                           544,263
                                                      ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. ..................      1,326         37,897
Headwaters, Inc. (a)....................        592          2,291
Martin Marietta Materials, Inc. (b).....        944         86,914
Vulcan Materials Co. (b)................      1,870        101,111
                                                      ------------
                                                           228,213
                                                      ------------
CONSUMER FINANCE -- 0.6%
American Express Co. ...................     16,048        544,027
AmeriCredit Corp. (a)...................      3,744         59,118
Capital One Financial Corp. ............      6,899        246,501
Discover Financial Services.............      7,305        118,560
SLM Corp. (a)...........................      8,026         69,987
                                                      ------------
                                                         1,038,193
                                                      ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)................      4,158        113,098
Myers Industries, Inc. .................        542          5,837
Owens-Illinois, Inc. (a)................      3,422        126,272
Pactiv Corp. (a)........................      3,975        103,549
Sealed Air Corp. .......................      4,656         91,397
Temple-Inland, Inc. ....................      2,322         38,127
                                                      ------------
                                                           478,280
                                                      ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ......................      1,412         53,741
LKQ Corp. (a)(b)........................      2,897         53,710
                                                      ------------
                                                           107,451
                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)..................      2,371        174,672
Capella Education Co. (a)(b)............        732         49,293
Career Education Corp. (a)(b)...........      2,603         63,461
Corinthian Colleges, Inc. (a)(b)........      2,000         37,120
DeVry, Inc. ............................      1,013         56,039
H&R Block, Inc. ........................      5,075         93,278
ITT Educational Services, Inc. (a)(b)...        815         89,984
Service Corp. International.............     10,821         75,855
Sotheby's (b)...........................      1,090         18,781
Strayer Education, Inc. (b).............        284         61,821
                                                      ------------
                                                           720,304
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
Bank of America Corp. ..................    130,677      2,211,055
CIT Group, Inc. (b).....................      4,485          5,427
Citigroup, Inc. ........................    230,318      1,114,739
CME Group, Inc. ........................      1,076        331,612
Intercontinental Exchange, Inc. (a).....      1,305        126,833
JPMorgan Chase & Co. ...................     59,427      2,604,091
Leucadia National Corp. (a).............      3,997         98,806
Medallion Financial Corp. ..............      1,030          8,611
Moody's Corp. (b).......................      3,809         77,932
MSCI, Inc. (Class A) (a)................      1,674         49,584
NYSE Euronext...........................      4,689        135,465
PHH Corp. (a)(b)........................      1,077         21,368
The Nasdaq OMX Group, Inc. (a)..........      2,924         61,550
                                                      ------------
                                                         6,847,073
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
AT&T, Inc. .............................     90,401      2,441,731
CenturyTel, Inc. .......................      4,776        160,473
Cogent Communications Group, Inc. (a)...      2,784         31,459
Frontier Communications Corp. ..........      9,590         72,309
Level 3 Communications, Inc. (a)(b).....     13,940         19,377
Qwest Communications International,
  Inc. (b)..............................     26,978        102,786
SureWest Communications (a)(b)..........      2,834         35,198
tw telecom, inc. (a)....................      3,718         50,007

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Verizon Communications, Inc. ...........     42,758   $  1,294,285
Windstream Corp. .......................      8,348         84,565
                                                      ------------
                                                         4,292,190
                                                      ------------
ELECTRIC UTILITIES -- 1.9%
Allegheny Energy, Inc. .................      3,704         98,230
American Electric Power Co., Inc. ......      6,596        204,410
Brookfield Infrastructure Partners LP...      1,968         32,393
Central Vermont Public Service Corp. ...      4,790         92,447
Duke Energy Corp. ......................     16,458        259,049
Edison International....................      5,365        180,157
Entergy Corp. ..........................      2,876        229,677
Exelon Corp. ...........................     10,227        507,464
FirstEnergy Corp. ......................      4,975        227,457
FPL Group, Inc. ........................      5,717        315,750
Maine & Maritimes Corp. ................        130          4,673
MGE Energy, Inc. .......................      3,355        122,390
Northeast Utilities.....................      2,316         54,982
Pepco Holdings, Inc. ...................      6,656         99,041
Pinnacle West Capital Corp. ............      1,580         51,856
PNM Resources, Inc. ....................      4,462         52,116
PPL Corp. ..............................      5,746        174,334
Progress Energy, Inc. ..................      3,129        122,219
The Southern Co. .......................     12,540        397,142
Unitil Corp. ...........................      2,513         56,417
                                                      ------------
                                                         3,282,204
                                                      ------------
ELECTRICAL EQUIPMENT -- 0.7%
Capstone Turbine Corp. (a)(b)...........      8,358         11,033
Emerson Electric Co. ...................     12,051        483,004
Energy Conversion Devices, Inc. (a)(b)..      1,256         14,544
First Solar, Inc. (a)(b)................        871        133,141
General Cable Corp. (a).................      1,466         57,394
GrafTech International, Ltd. (a)........      2,726         40,072
Hubbell, Inc. (Class B).................      2,234         93,828
PowerSecure International, Inc. (a)(b)..      3,187         21,608
Rockwell Automation, Inc. (b)...........      2,847        121,282
Roper Industries, Inc. .................      2,403        122,505
SunPower Corp. (Class A) (a)(b).........      2,312         69,106
                                                      ------------
                                                         1,167,517
                                                      ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.9%
Agilent Technologies, Inc. (a)..........      6,529        181,702
Amphenol Corp. (Class A)................      3,779        142,393
Arrow Electronics, Inc. (a).............      3,634        102,297
Avnet, Inc. (a).........................      4,180        108,555
Benchmark Electronics, Inc. (a).........      3,075         55,350
Corning, Inc. ..........................     23,940        366,521
Dolby Laboratories, Inc. (Class
  A) (a)(b).............................      1,104         42,162
FLIR Systems, Inc. (a)(b)...............      2,132         59,632
Itron, Inc. (a)(b)......................        687         44,064
Jabil Circuit, Inc. ....................      4,108         55,088
L-1 Identity Solutions, Inc. (a)(b).....      2,321         16,224
Lightpath Technologies, Inc. (Class
  A) (a)(b).............................      8,160         20,237
Molex, Inc. (b).........................      3,901         81,453
National Instruments Corp. (b)..........      1,531         42,301
Sanmina-SCI Corp. (a)...................      2,486         21,380
Tech Data Corp. (a).....................      2,760        114,844
Trimble Navigation, Ltd. (a)............      3,832         91,623
Vishay Intertechnology, Inc. (a)(b).....      5,828         46,041
                                                      ------------
                                                         1,591,867
                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Baker Hughes, Inc. .....................      5,210        222,259
BJ Services Co. ........................      5,686        110,479
Cameron International Corp. (a).........      3,455        130,668
Diamond Offshore Drilling, Inc. (b).....        799         76,320
ENSCO International, Inc. ..............      3,337        141,956
Exterran Holdings, Inc. (a)(b)..........      1,866         44,299
FMC Technologies, Inc. (a)(b)...........      2,101        109,756
Halliburton Co. ........................     14,358        389,389
Helix Energy Solutions Group, Inc. (a)..        574          8,599
Helmerich & Payne, Inc. (b).............      1,828         72,261
Nabors Industries, Ltd. (a)(b)..........      5,538        115,744
National-Oilwell Varco, Inc. (a)........      6,834        294,750
Omni Energy Services Corp. (a)..........      7,958         12,335
Patterson-UTI Energy, Inc. (b)..........      4,275         64,553
Pride International, Inc. (a)(b)........      3,030         92,233
Rowan Cos., Inc. .......................      3,572         82,406
Schlumberger, Ltd. .....................     18,978      1,131,089
Seahawk Drilling, Inc. (a)(b)...........        201          6,249
Smith International, Inc. (b)...........      3,154         90,520
Superior Energy Services, Inc. (a)......      3,620         81,522
TGC Industries, Inc. (a)(b).............      5,678         27,538
Tidewater, Inc. ........................      1,139         53,636
                                                      ------------
                                                         3,358,561
                                                      ------------
FOOD & STAPLES RETAILING -- 2.3%
Costco Wholesale Corp. .................      7,146        403,463
CVS Caremark Corp. .....................     23,263        831,420
Safeway, Inc. ..........................      7,405        146,027
SUPERVALU, Inc. ........................      4,190         63,101
Sysco Corp. ............................     10,064        250,090
The Kroger Co. .........................      9,251        190,941
Wal-Mart Stores, Inc. ..................     32,608      1,600,727
Walgreen Co. ...........................     14,508        543,615
Whole Foods Market, Inc. (a)............      2,319         70,706
                                                      ------------
                                                         4,100,090
                                                      ------------
FOOD PRODUCTS -- 1.7%
Archer-Daniels-Midland Co. .............      9,362        273,558
Bunge, Ltd. ............................      2,298        143,878
Campbell Soup Co. ......................      5,145        167,830
ConAgra Foods, Inc. ....................      9,280        201,190
Dean Foods Co. (a)......................      3,649         64,916
Del Monte Foods Co. ....................      9,676        112,048
Flowers Foods, Inc. (b).................      3,376         88,755
General Mills, Inc. ....................      5,644        363,361
H.J. Heinz Co. .........................      4,834        192,151
Kellogg Co. ............................      3,213        158,176
Kraft Foods, Inc. ......................     21,923        575,917
McCormick & Co., Inc. (b)...............      1,791         60,787
Sanderson Farms, Inc. (b)...............        186          7,001
Sara Lee Corp. .........................     13,259        147,705
Smithfield Foods, Inc. (a)(b)...........      2,567         35,425
The Hershey Co. ........................      2,811        109,235
The J.M. Smucker Co. ...................      1,593         84,445
TreeHouse Foods, Inc. (a)(b)............      1,506         53,719
Tyson Foods, Inc. (Class A).............      6,003         75,818
                                                      ------------
                                                         2,915,915
                                                      ------------

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
GAS UTILITIES -- 0.1%
Chesapeake Utilities Corp. (b)..........      3,827   $    118,599
Delta Natural Gas Co., Inc. ............        260          6,890
Energy, Inc. ...........................        516          4,386
Questar Corp. ..........................      2,390         89,768
RGC Resources, Inc. ....................        130          3,580
                                                      ------------
                                                           223,223
                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
ABIOMED, Inc. (a)(b)....................      1,882         18,274
American Medical Systems Holdings, Inc.
  (a) (b)...............................      3,664         61,995
Angeion Corp. (a)(b)....................      3,384         13,164
Baxter International, Inc. .............      9,581        546,213
Becton, Dickinson & Co. ................      3,929        274,048
Boston Scientific Corp. (a).............     22,153        234,600
Bovie Medical Corp. (a)(b)..............      1,290         10,127
C.R. Bard, Inc. ........................      2,056        161,622
CareFusion Corp. (a)....................      3,046         66,403
DENTSPLY International, Inc. (b)........      1,925         66,490
Edwards Lifesciences Corp. (a)..........      1,621        113,324
ev3, Inc. (a)...........................      2,728         33,582
Gen-Probe, Inc. (a).....................        964         39,948
Hologic, Inc. (a).......................      5,657         92,435
Hospira, Inc. (a).......................      3,441        153,469
Immucor, Inc. (a).......................      1,554         27,506
Intuitive Surgical, Inc. (a)............        541        141,877
Inverness Medical Innovations,
  Inc. (a)(b)...........................      1,792         69,404
Kinetic Concepts, Inc. (a)(b)...........      1,427         52,771
MAKO Surgical Corp. (a)(b)..............        640          5,606
Masimo Corp. (a)(b).....................      1,257         32,933
Medtronic, Inc. ........................     17,986        661,885
NuVasive, Inc. (a)(b)...................        916         38,252
ResMed, Inc. (a)........................      1,264         57,133
St. Jude Medical, Inc. (a)..............      5,640        220,016
Stryker Corp. ..........................      4,398        199,801
Thoratec Corp. (a)(b)...................      1,112         33,660
Varian Medical Systems, Inc. (a)(b).....      2,551        107,474
Vascular Solutions, Inc. (a)............      1,160          9,593
Zimmer Holdings, Inc. (a)...............      3,498        186,968
                                                      ------------
                                                         3,730,573
                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Aetna, Inc. ............................      6,982        194,309
Almost Family, Inc. (a).................        130          3,868
Amedisys, Inc. (a)(b)...................        749         32,679
AmerisourceBergen Corp. ................      4,269         95,540
athenahealth, Inc. (a)..................        732         28,087
Cardinal Health, Inc. ..................      6,093        163,292
CIGNA Corp. ............................      5,060        142,135
Community Health Systems, Inc. (a)......      1,046         33,399
Coventry Health Care, Inc. (a)..........      3,000         59,880
DaVita, Inc. (a)........................      2,249        127,383
Express Scripts, Inc. (Class A) (a).....      3,877        300,778
Health Management Associates, Inc.
  (Class A) (a).........................      4,623         34,626
Health Net, Inc. (a)(b).................      3,010         46,354
HEALTHSOUTH Corp. (a)...................      3,111         48,656
Healthways, Inc. (a)....................        400          6,128
Henry Schein, Inc. (a)(b)...............      2,663        146,225
Humana, Inc. (a)........................      3,142        117,197
Laboratory Corp. of America
  Holdings (a)..........................      1,625        106,762
Lincare Holdings, Inc. (a)(b)...........      2,470         77,187
McKesson Corp. .........................      4,934        293,820
Medco Health Solutions, Inc. (a)........      8,163        451,496
Omnicare, Inc. .........................      2,592         58,372
Patterson Cos., Inc. (a)(b).............      2,595         70,714
PharMerica Corp. (a)(b).................        362          6,722
PSS World Medical, Inc. (a)(b)..........      2,354         51,388
Psychiatric Solutions, Inc. (a)(b)......      1,640         43,886
Quest Diagnostics, Inc. ................      2,109        110,069
Tenet Healthcare Corp. (a)..............      9,462         55,637
UnitedHealth Group, Inc. ...............     18,903        473,331
VCA Antech, Inc. (a)(b).................      2,736         73,571
WellCare Health Plans, Inc. (a)(b)......        352          8,677
WellPoint, Inc. (a).....................      8,365        396,166
                                                      ------------
                                                         3,858,334
                                                      ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)(b).......................      2,748         40,148
IMS Health, Inc. .......................      5,517         84,686
Phase Forward, Inc. (a).................      1,524         21,397
Transcend Services, Inc. (a)............        390          6,814
                                                      ------------
                                                           153,045
                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Bob Evans Farms, Inc. ..................      4,524        131,468
Boyd Gaming Corp. (a)...................        382          4,175
Brinker International, Inc. ............      2,276         35,802
Carnival Corp. .........................      6,581        219,016
Darden Restaurants, Inc. ...............      2,778         94,813
Gaylord Entertainment Co. (a)...........        592         11,899
International Game Technology...........      6,346        136,312
Interval Leisure Group, Inc. (a)........        890         11,107
Las Vegas Sands Corp. (a)(b)............      5,176         87,164
Marriott International, Inc. (Class
  A) (b)................................      6,316        174,259
McDonald's Corp. .......................     16,958        967,793
MGM MIRAGE, Inc. (a)(b).................      2,669         32,135
Orient-Express Hotels, Ltd. (Class
  A) (b)................................        436          5,018
Panera Bread Co. (Class A) (a)..........        714         39,270
Penn National Gaming, Inc. (a)..........      2,068         57,201
Royal Caribbean Cruises, Ltd. (a)(b)....      1,723         41,490
Scientific Games Corp. (Class A) (a)....      3,151         49,880
Starbucks Corp. (a).....................     11,536        238,218
Starwood Hotels & Resorts Worldwide,
  Inc. (b)..............................      3,790        125,184
The Cheesecake Factory, Inc. (a)(b).....      3,375         62,505
The Steak n Shake Co. (a)(b)............      4,169         49,069
Wendy's/Arby's Group, Inc. (Class A)....      9,267         43,833
Wyndham Worldwide Corp. ................      5,479         89,417
Wynn Resorts, Ltd. (a)(b)...............      1,897        134,478
Yum! Brands, Inc. ......................      8,329        281,187
                                                      ------------
                                                         3,122,693
                                                      ------------
HOUSEHOLD DURABLES -- 0.7%
American Greetings Corp. (Class A) (b)..      3,306         73,724
Bassett Furniture Industries, Inc. .....      5,303         22,697
D.R. Horton, Inc. ......................      5,641         64,364
Fortune Brands, Inc. ...................      2,368        101,777
Garmin, Ltd. (b)........................      2,373         89,557

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Harman International Industries, Inc. ..      1,741   $     58,985
KB HOME (b).............................      3,112         51,690
Leggett & Platt, Inc. (b)...............      4,526         87,804
Lennar Corp. (Class A) (b)..............      3,780         53,865
Mohawk Industries, Inc. (a).............        799         38,104
National Presto Industries, Inc. .......        708         61,249
Newell Rubbermaid, Inc. (b).............      6,193         97,168
NVR, Inc. (a)(b)........................        135         86,045
Pulte Homes, Inc. (b)...................      8,258         90,755
Ryland Group, Inc. (b)..................      1,293         27,244
The Black & Decker Corp. ...............      1,587         73,462
Toll Brothers, Inc. (a).................      2,607         50,941
Whirlpool Corp. (b).....................      1,429         99,973
                                                      ------------
                                                         1,229,404
                                                      ------------
HOUSEHOLD PRODUCTS -- 2.2%
Church & Dwight Co., Inc. ..............      2,381        135,098
Colgate-Palmolive Co. ..................      7,673        585,296
Energizer Holdings, Inc. (a)............      1,353         89,758
Kimberly-Clark Corp. ...................      5,922        349,280
Procter & Gamble Co. ...................     44,872      2,598,986
The Clorox Co. .........................      2,114        124,346
                                                      ------------
                                                         3,882,764
                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Calpine Corp. (a).......................      5,502         63,383
Constellation Energy Group, Inc. .......      3,201        103,616
Mirant Corp. (a)(b).....................      3,966         65,161
NRG Energy, Inc. (a)....................      5,507        155,242
RRI Energy, Inc. (a)(b).................      8,055         57,513
The AES Corp. (a).......................     11,570        171,468
                                                      ------------
                                                           616,383
                                                      ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
3M Co. .................................      9,882        729,292
General Electric Co. ...................    163,964      2,692,289
McDermott International, Inc. (a).......      4,628        116,949
Textron, Inc. (b).......................      4,142         78,615
                                                      ------------
                                                         3,617,145
                                                      ------------
INSURANCE -- 3.8%
AFLAC, Inc. ............................      7,365        314,780
American International Group,
  Inc. (a)(b)...........................      1,698         74,899
American Physicians Service Group,
  Inc. (b)..............................      1,885         43,430
AON Corp. ..............................      4,128        167,968
Arthur J. Gallagher & Co. ..............      1,666         40,600
Assurant, Inc. .........................      2,339         74,988
Berkshire Hathaway, Inc. (Class A) (a)..         17      1,717,000
Chubb Corp. ............................      6,068        305,888
Cincinnati Financial Corp. .............      2,560         66,534
Crawford & Co. (Class B) (a)............        516          2,276
Donegal Group, Inc. (Class A)...........      2,190         33,814
Eastern Insurance Holdings, Inc. .......      1,030          9,816
Everest Re Group, Ltd. .................      1,058         92,787
Fidelity National Financial, Inc.
  (Class A).............................      4,250         64,090
Genworth Financial, Inc. (Class A)......      5,711         68,246
Hartford Financial Services
  Group, Inc. ..........................      4,770        126,405
Lincoln National Corp. .................      5,888        152,558
Loews Corp. ............................      7,393        253,210
Marsh & McLennan Cos., Inc. ............      7,426        183,645
Max Capital Group, Ltd. ................      1,988         42,484
MBIA, Inc. (a)(b).......................      2,743         21,286
Mercer Insurance Group, Inc. (b)........        390          7,047
MetLife, Inc. ..........................      7,490        285,144
NYMAGIC, Inc. ..........................      1,781         30,740
Old Republic International Corp. .......      4,509         54,920
PartnerRe, Ltd. ........................      1,155         88,866
PMA Capital Corp. (Class A) (a).........      3,663         20,842
Principal Financial Group, Inc. ........      5,236        143,414
ProAssurance Corp. (a)..................      2,084        108,764
Protective Life Corp. ..................        478         10,239
Prudential Financial, Inc. .............      6,862        342,482
Reinsurance Group of America, Inc. .....      1,210         53,966
RenaissanceRe Holdings, Ltd. ...........      1,302         71,298
Seabright Insurance Holdings (a)........      2,557         29,201
Selective Insurance Group, Inc. ........      4,032         63,423
The Allstate Corp. .....................      9,087        278,244
The Hanover Insurance Group, Inc. ......      1,787         73,857
The Phoenix Cos., Inc. (a)(b)...........      7,229         23,494
The Progressive Corp. (a)...............     10,106        167,558
The Travelers Cos., Inc. ...............     10,077        496,091
Torchmark Corp. ........................      1,349         58,587
Transatlantic Holdings, Inc. ...........        990         49,668
Unum Group..............................      7,093        152,074
Validus Holdings, Ltd. .................      2,397         61,843
W.R. Berkley Corp. .....................      2,262         57,183
XL Capital, Ltd. (Class A)..............      4,534         79,164
                                                      ------------
                                                         6,664,813
                                                      ------------
INTERNET & CATALOG RETAIL -- 0.5%
Amazon.com, Inc. (a)....................      4,742        442,713
Expedia, Inc. (a)(b)....................      4,440        106,338
HSN, Inc. (a)...........................        890         14,489
Liberty Media Corp -- Interactive (Class
  A) (a)................................     10,143        111,269
Netflix, Inc. (a)(b)....................        628         28,995
Priceline.com, Inc. (a)(b)..............        551         91,367
Ticketmaster Entertainment, Inc. (a)....        890         10,404
                                                      ------------
                                                           805,575
                                                      ------------
INTERNET SOFTWARE & SERVICES -- 1.6%
Akamai Technologies, Inc. (a)(b)........      3,454         67,975
Art Technology Group, Inc. (a)..........      5,773         22,284
EarthLink, Inc. (b).....................      6,061         50,973
eBay, Inc. (a)..........................     15,986        377,429
Equinix, Inc. (a)(b)....................        645         59,340
Google, Inc. (Class A) (a)..............      3,514      1,742,417
IAC/InterActiveCorp. (a)(b).............      2,219         44,802
Internap Network Services Corp. (a)(b)..      4,651         14,930
Local.com Corp. (a)(b)..................      4,974         24,820
Omniture, Inc. (a)......................        478         10,248
Terremark Worldwide, Inc. (a)(b)........      3,270         20,339
VeriSign, Inc. (a)(b)...................      3,540         83,863
Yahoo!, Inc. (a)........................     18,300        325,923
                                                      ------------
                                                         2,845,343
                                                      ------------
IT SERVICES -- 1.5%
Affiliated Computer Services, Inc.
  (Class A) (a).........................      2,370        128,383
Alliance Data Systems Corp. (a)(b)......      1,038         63,401
Automatic Data Processing, Inc. ........      8,490        333,657
Broadridge Financial Solutions, Inc. ...      2,953         59,355

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Cognizant Technology Solutions Corp.
  (Class A) (a).........................      5,345   $    206,638
Computer Sciences Corp. (a).............      3,164        166,774
Fidelity National Information Services,
  Inc. (b)..............................      4,566        116,479
Fiserv, Inc. (a)........................      3,714        179,015
Lender Processing Services, Inc. .......      2,118         80,844
Mastercard, Inc. (Class A)..............      1,252        253,092
Metavante Technologies, Inc. (a)........      2,103         72,511
Paychex, Inc. (b).......................      5,918        171,918
SAIC, Inc. (a)..........................      2,442         42,833
The Western Union Co. ..................     10,397        196,711
Total System Services, Inc. ............      3,325         53,566
Unisys Corp. (a)(b).....................      9,795         26,152
Visa, Inc. (Class A)....................      6,580        454,744
                                                      ------------
                                                         2,606,073
                                                      ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. ........................      2,642         31,651
Eastman Kodak Co. (b)...................      5,531         26,438
Hasbro, Inc. ...........................      3,684        102,231
Mattel, Inc. ...........................      8,297        153,163
Pool Corp. (b)..........................      2,964         65,860
                                                      ------------
                                                           379,343
                                                      ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Affymetrix, Inc. (a)....................      1,717         15,075
Charles River Laboratories
  International, Inc. (a)...............      1,098         40,604
Covance, Inc. (a)(b)....................      1,009         54,637
Illumina, Inc. (a)(b)...................      2,079         88,357
Life Technologies Corp. (a).............      3,192        148,588
Millipore Corp. (a).....................      1,432        100,713
PerkinElmer, Inc. ......................      3,798         73,073
Pharmaceutical Product
  Development, Inc. ....................      1,256         27,557
Pure Bioscience (a)(b)..................     13,923         22,555
Sequenom, Inc. (a)(b)...................      1,332          4,302
Techne Corp. ...........................      1,576         98,579
Thermo Fisher Scientific, Inc. (a)......      7,180        313,551
Waters Corp. (a)........................      2,130        118,982
                                                      ------------
                                                         1,106,573
                                                      ------------
MACHINERY -- 1.9%
AGCO Corp. (a)..........................      1,209         33,405
Bucyrus International, Inc. (Class A)...      1,465         52,183
Caterpillar, Inc. (b)...................      9,597        492,614
CLARCOR, Inc. (b).......................      1,113         34,904
Crane Co. ..............................      2,159         55,724
Cummins, Inc. ..........................      2,596        116,327
Danaher Corp. ..........................      3,591        241,746
Deere & Co. ............................      6,538        280,611
Donaldson Co., Inc. (b).................      1,243         43,045
Dover Corp. ............................      2,830        109,691
Eaton Corp. ............................      2,698        152,680
Federal Signal Corp. ...................      5,658         40,681
Flowserve Corp. ........................        818         80,606
Harsco Corp. ...........................      2,223         78,716
IDEX Corp. .............................      3,988        111,465
Illinois Tool Works, Inc. ..............      7,193        307,213
John Bean Technologies Corp. ...........        451          8,195
Joy Global, Inc. .......................      2,173        106,347
Lincoln Electric Holdings, Inc. ........      1,012         48,019
Mueller Water Products, Inc. (Class A)..      4,606         25,241
Navistar International Corp. (a)........      1,248         46,700
Oshkosh Corp. ..........................      2,248         69,531
PACCAR, Inc. (b)........................      5,219        196,808
Pall Corp. .............................      3,955        127,667
Parker-Hannifin Corp. ..................      3,191        165,421
Pentair, Inc. ..........................      2,609         77,018
SPX Corp. ..............................      1,393         85,349
Terex Corp. (a)(b)......................      1,695         35,137
The Manitowoc Co., Inc. ................      2,424         22,955
The Timken Co. .........................      3,072         71,977
Watts Water Technologies, Inc. (b)......      2,591         78,378
                                                      ------------
                                                         3,396,354
                                                      ------------
MEDIA -- 2.8%
Ascent Media Corp. Series A (a).........        221          5,658
Cablevision Systems Corp. (Class A).....      4,423        105,046
CBS Corp. ..............................     10,855        130,803
Comcast Corp. (Class A).................     42,922        724,953
Discovery Communications, Inc. Series A
  (a) (b)...............................      4,925        142,283
DISH Network Corp. (Class A) (a)........      4,974         95,799
Gannett Co., Inc. (b)...................      6,657         83,279
Journal Communications, Inc. ...........      5,791         21,311
Knology, Inc. (a).......................      3,980         38,805
Lamar Advertising Co. (Class A) (a)(b)..      1,988         54,551
Liberty Global, Inc. Series A (a)(b)....      6,613        149,255
Liberty Media Corp. -- Entertainment
  Series A (a)..........................      8,119        252,582
Liberty Media Corp.-Interactive (Class
  A) (a)................................      2,025         42,363
Live Nation, Inc. (a)(b)................      1,112          9,107
News Corp. (Class A)....................     35,071        420,501
Omnicom Group, Inc. ....................      4,801        177,349
Scripps Networks Interactive (Class A)..      1,114         41,162
Sirius XM Radio, Inc. (a)(b)............     41,137         26,122
The DIRECTV Group, Inc. (a)(b)..........      8,987        247,862
The Interpublic Group of Cos.,
  Inc. (a)..............................      9,258         69,620
The McGraw-Hill Cos., Inc. .............      6,117        153,781
The New York Times Co. (Class A) (b)....      1,841         14,949
The Walt Disney Co. ....................     26,477        727,059
Time Warner Cable, Inc. ................      4,753        204,807
Time Warner, Inc. ......................     20,280        583,658
Viacom, Inc. (a)........................      8,347        234,050
Virgin Media, Inc. (b)..................      4,865         67,721
                                                      ------------
                                                         4,824,436
                                                      ------------
METALS & MINING -- 1.0%
AK Steel Holding Corp. .................      2,571         50,726
Alcoa, Inc. ............................     13,529        177,500
Allegheny Technologies, Inc. (b)........      1,576         55,144
Cliffs Natural Resources, Inc. .........      1,994         64,526
Commercial Metals Co. ..................      2,378         42,566
Freeport-McMoRan Copper & Gold, Inc. ...      6,334        434,576
Newmont Mining Corp. ...................      6,983        307,392
Nucor Corp. ............................      4,587        215,635
Reliance Steel & Aluminum Co. (b).......        838         35,665
Royal Gold, Inc. .......................      1,152         52,531
Schnitzer Steel Industries, Inc. (Class
  A) (b)................................        628         33,441

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Southern Copper Corp. ..................      3,366   $    103,303
Steel Dynamics, Inc. ...................      3,401         52,171
Titanium Metals Corp. ..................      2,000         19,180
United States Steel Corp. (b)...........      2,405        106,710
Walter Energy, Inc. ....................      1,215         72,973
Worthington Industries, Inc. ...........        904         12,566
                                                      ------------
                                                         1,836,605
                                                      ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp. ...........................      3,183         80,466
CMS Energy Corp. (b)....................      6,280         84,152
Consolidated Edison, Inc. ..............      4,181        171,170
Dominion Resources, Inc. ...............      9,589        330,820
DTE Energy Co. .........................      1,915         67,293
Florida Public Utilities Co. ...........        640          7,776
NiSource, Inc. .........................      4,495         62,436
PG&E Corp. .............................      5,494        222,452
Public Service Enterprise Group, Inc. ..      7,004        220,206
Sempra Energy...........................      3,683        183,450
TECO Energy, Inc. (b)...................      6,633         93,393
Wisconsin Energy Corp. .................      1,576         71,188
Xcel Energy, Inc. ......................      8,749        168,331
                                                      ------------
                                                         1,763,133
                                                      ------------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (a)......................      2,838         71,007
Dillard's, Inc. (Class A) (b)...........        992         13,987
Dollar Tree Stores, Inc. (a)............      2,069        100,719
Family Dollar Stores, Inc. .............      2,667         70,409
J. C. Penney Co., Inc. (b)..............      3,648        123,120
Kohl's Corp. (a)........................      4,623        263,742
Macy's, Inc. (b)........................      8,136        148,807
Nordstrom, Inc. ........................      4,085        124,756
Sears Holdings Corp. (a)(b).............      1,330         86,862
Target Corp. ...........................     10,663        497,749
                                                      ------------
                                                         1,501,158
                                                      ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. ............................     15,033        116,355
Zebra Technologies Corp. (Class
  A) (a)(b).............................      2,361         61,221
                                                      ------------
                                                           177,576
                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 9.4%
Abraxas Petroleum Corp. (a)(b)..........      5,969         10,685
Adams Resources & Energy, Inc. .........        390          7,820
Alpha Natural Resources, Inc. (a).......      3,198        112,250
Anadarko Petroleum Corp. ...............      7,646        479,634
Apache Corp. ...........................      5,410        496,800
Approach Resources, Inc. (a)............        516          4,685
Arch Coal, Inc. ........................      3,188         70,550
Arena Resources, Inc. (a)...............      1,279         45,404
Barnwell Industries, Inc. (a)...........        900          3,915
Blue Dolphin Energy Co. (a).............     15,717          7,701
BPZ Resources, Inc. (a).................      1,290          9,701
Cabot Oil & Gas Corp. ..................      1,046         37,395
Chesapeake Energy Corp. ................      8,902        252,817
Chevron Corp. ..........................     31,154      2,194,176
Cimarex Energy Co. (b)..................        942         40,807
Clayton Williams Energy, Inc. (a)(b)....        130          3,916
Concho Resources, Inc. (a)..............      1,700         61,744
ConocoPhillips..........................     20,576        929,212
CONSOL Energy, Inc. ....................      3,222        145,344
Contango Oil & Gas Co. (a)..............        260         13,276
CREDO Petroleum Corp. (a)...............        516          5,222
Cross Timbers Royalty Trust (b).........      2,499         76,195
Crosstex Energy LP......................      2,325         12,253
Delta Petroleum Corp. (a)(b)............      1,153          2,018
Denbury Resources, Inc. (a).............      5,787         87,557
Devon Energy Corp. .....................      6,835        460,201
Double Eagle Petroleum Co. (a)..........        900          4,302
El Paso Corp. ..........................     12,879        132,911
Encore Acquisition Co. (a)..............      1,430         53,482
Energy Transfer Partners LP (b).........      2,118         90,121
Enterprise Products Partners LP (b).....      5,367        151,993
EOG Resources, Inc. ....................      4,093        341,806
EXCO Resources, Inc. (a)................      3,350         62,611
Exxon Mobil Corp. ......................     72,630      4,983,144
Forest Oil Corp. (a)(b).................      1,950         38,162
Frontier Oil Corp. .....................      2,515         35,009
Gasco Energy, Inc. (a)..................     10,151          4,974
Genesis Energy LP.......................      2,906         46,758
Global Energy Holdings Group (a)........      8,896          1,156
GMX Resources, Inc. (a)(b)..............        260          4,085
Goodrich Petroleum Corp. (a)(b).........        838         21,629
Hess Corp. .............................      4,499        240,517
Hiland Partners LP......................        516          3,947
Holly Corp. (b).........................      1,216         31,154
Holly Energy Partners LP................        516         20,129
Houston American Energy Corp. (b).......      8,161         28,645
Hugoton Royalty Trust (b)...............        368          6,591
Kinder Morgan Energy Partners LP........      2,994        161,736
Linn Energy LLC (b).....................      3,569         81,766
Marathon Oil Corp. .....................     11,526        367,679
Massey Energy Co. ......................      2,477         69,084
Murphy Oil Corp. .......................      3,142        180,885
Newfield Exploration Co. (a)............      2,116         90,057
Noble Energy, Inc. .....................      3,264        215,293
Occidental Petroleum Corp. .............     12,780      1,001,952
ONEOK Partners LP (b)...................      2,090        110,582
Panhandle Oil & Gas, Inc. ..............        390          8,330
Patriot Coal Corp. (a)..................      1,041         12,242
Peabody Energy Corp. ...................      4,308        160,344
Petrohawk Energy Corp. (a)..............      4,035         97,687
Pioneer Natural Resources Co. ..........      2,977        108,035
Plains All American Pipeline LP.........      2,761        127,807
Plains Exploration & Production
  Co. (a)...............................      2,718         75,180
PrimeEnergy Corp. (a)(b)................        130          3,728
Quicksilver Resources, Inc. (a)(b)......        766         10,870
Range Resources Corp. (b)...............      3,078        151,930
Rex Energy Corp. (a)(b).................      1,160          9,686
SandRidge Energy, Inc. (a)(b)...........        862         11,172
Southwestern Energy Co. (a).............      5,726        244,386
Spectra Energy Corp. ...................      9,642        182,619
St. Mary Land & Exploration Co. ........      3,142        101,989
Sunoco, Inc. (b)........................      2,471         70,300
Tesoro Corp. (b)........................      3,567         53,434
The Williams Cos., Inc. ................      9,859        176,180
Toreador Resources Corp. (b)............      1,030         10,290
TransMontaigne Partners LP..............        640         17,216
Ultra Petroleum Corp. (a)...............      1,960         95,962
Valero Energy Corp. ....................      8,632        167,374

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
XTO Energy, Inc. .......................      8,638   $    356,922
Zion Oil & Gas, Inc. (a)(b).............      1,765         17,226
                                                      ------------
                                                        16,424,347
                                                      ------------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. ................      8,042        178,774
MeadWestvaco Corp. .....................      5,246        117,038
Weyerhaeuser Co. .......................      3,327        121,934
                                                      ------------
                                                           417,746
                                                      ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ....................      7,426        252,187
Herbalife, Ltd. ........................      1,466         47,997
The Estee Lauder Cos., Inc. (Class A)...      2,891        107,198
                                                      ------------
                                                           407,382
                                                      ------------
PHARMACEUTICALS -- 5.9%
Abbott Laboratories.....................     23,857      1,180,206
Allergan, Inc. .........................      4,766        270,518
Auxilium Pharmaceuticals, Inc. (a)......        953         32,602
Bristol-Myers Squibb Co. ...............     29,161        656,706
Eli Lilly & Co. ........................     14,370        474,641
Endo Pharmaceuticals Holdings,
  Inc. (a)..............................      2,068         46,799
Forest Laboratories, Inc. (a)...........      5,462        160,801
Johnson & Johnson.......................     42,174      2,567,975
King Pharmaceuticals, Inc. (a)..........      4,073         43,866
Merck & Co., Inc. ......................     32,894      1,040,437
Middlebrook Pharmaceuticals,
  Inc. (a)(b)...........................     10,148         11,670
Mylan, Inc. (a)(b)......................      6,059         97,005
Nektar Therapeutics (a)(b)..............      1,200         11,688
Perrigo Co. (b).........................      1,733         58,905
Pfizer, Inc. ...........................    103,108      1,706,437
Questcor Pharmaceuticals, Inc. (a)(b)...      1,417          7,822
Repros Therapeutics, Inc. (a)(b)........      3,584          3,226
Schering-Plough Corp. ..................     24,938        704,499
Sepracor, Inc. (a)......................      2,247         51,456
ViroPharma, Inc. (a)(b).................      2,094         20,144
VIVUS, Inc. (a)(b)......................      4,114         42,991
Watson Pharmaceuticals, Inc. (a)(b).....      2,736        100,247
Wyeth...................................     20,127        977,770
                                                      ------------
                                                        10,268,411
                                                      ------------
PROFESSIONAL SERVICES -- 0.3%
Equifax, Inc. ..........................      3,258         94,938
IHS, Inc. (Class A) (a).................        970         49,596
Manpower, Inc. .........................      1,470         83,364
Monster Worldwide, Inc. (a)(b)..........      3,390         59,257
Robert Half International, Inc. (b).....      4,399        110,063
The Dun & Bradstreet Corp. .............      1,497        112,754
                                                      ------------
                                                           509,972
                                                      ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Agree Realty Corp. .....................      3,930         90,115
AMB Property Corp. .....................      1,495         34,310
American Campus Communities, Inc. ......      1,863         50,022
Annaly Capital Management, Inc. ........      9,570        173,600
Anthracite Capital, Inc. (a)(b).........      9,949         10,446
Apartment Investment & Management Co.
  (Class A).............................      3,186         46,993
Ashford Hospitality Trust (a)(b)........      8,767         30,334
Avalonbay Communities, Inc. (b).........      1,412        102,695
BioMed Realty Trust, Inc. ..............      2,830         39,054
Boston Properties, Inc. (b).............      1,573        103,110
BRE Properties, Inc. (b)................      1,159         36,277
Camden Property Trust...................        382         15,395
Care Investment Trust, Inc. ............      3,130         24,007
CBL & Associates Properties, Inc. (b)...      1,513         14,676
Cedar Shopping Centers, Inc. ...........      2,673         17,241
Cogdell Spencer, Inc. ..................      1,847          8,866
Corporate Office Properties Trust (b)...      2,526         93,159
Developers Diversified Realty
  Corp. (b).............................      2,547         23,534
Digital Realty Trust, Inc. (b)..........      1,181         53,983
Duke Realty Corp. ......................      3,064         36,799
Equity Residential......................      5,164        158,535
Extra Space Storage, Inc. ..............      2,288         24,138
Glimcher Realty Trust...................      4,711         17,289
HCP, Inc. (b)...........................      3,846        110,534
Health Care REIT, Inc. .................      1,351         56,229
Home Properties, Inc. (b)...............        808         34,817
Hospitality Properties Trust............      2,495         50,823
Host Hotels & Resorts, Inc. ............     10,997        129,435
Investors Real Estate Trust.............     10,965         99,124
Kimco Realty Corp. .....................      3,928         51,221
LaSalle Hotel Properties (b)............      3,676         72,270
Lexington Realty Trust (b)..............      2,309         11,776
Liberty Property Trust..................      1,768         57,513
Monmouth Real Estate Investment Corp. ..      6,671         46,430
National Retail Properties, Inc. .......      4,730        101,553
Nationwide Health Properties, Inc. .....      1,586         49,150
Pennsylvania Real Estate Investment
  Trust (b).............................      3,140         23,895
Pittsburgh & West Virginia Railroad.....      2,879         31,237
Plum Creek Timber Co., Inc. (b).........      3,590        109,998
Post Properties, Inc. (b)...............        592         10,656
ProLogis (b)............................      5,735         68,361
Public Storage..........................      1,505        113,236
Realty Income Corp. (b).................      2,288         58,687
Regency Centers Corp. (b)...............        192          7,114
Senior Housing Properties Trust.........      2,002         38,258
Simon Property Group, Inc. .............      3,907        271,263
SL Green Realty Corp. (b)...............        862         37,799
Sunstone Hotel Investors, Inc. (a)(b)...         96            682
Tanger Factory Outlet Centers, Inc. ....      2,201         82,185
The Macerich Co. (b)....................      2,298         69,698
Transcontinental Realty Investors,
  Inc. (a)..............................        884         10,343
UDR, Inc. ..............................      2,711         42,671
Urstadt Biddle Properties (Class A).....      6,032         88,007
Ventas, Inc. ...........................      2,326         89,551
Vornado Realty Trust....................      2,733        176,032
Walter Investment Management Corp. .....        440          7,049
Weingarten Realty Investors.............      1,792         35,697
                                                      ------------
                                                         3,447,872
                                                      ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. (b).........      2,504         28,195
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................      6,104         71,661
Forestar Real Estate Group,
  Inc. (a)(b)...........................        848         14,569
Jones Lang LaSalle, Inc. (b)............      1,028         48,696
The St. Joe Co. (a)(b)..................      1,473         42,894
                                                      ------------
                                                           206,015
                                                      ------------
ROAD & RAIL -- 1.0%
Burlington Northern Santa Fe Corp. .....      4,833        385,818
CSX Corp. ..............................      6,973        291,890
J.B. Hunt Transport Services, Inc. .....      4,397        141,275

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Kansas City Southern (a)(b).............      1,934   $     51,232
Landstar Systems, Inc. (b)..............      2,649        100,821
Norfolk Southern Corp. .................      6,658        287,026
Union Pacific Corp. ....................      7,462        435,408
YRC Worldwide, Inc. (a)(b)..............      1,791          7,970
                                                      ------------
                                                         1,701,440
                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
Advanced Micro Devices, Inc. (a)(b).....      8,881         50,266
Aetrium, Inc. (a)(b)....................      7,763         17,156
Altera Corp. ...........................      5,211        106,878
Anadigics, Inc. (a)(b)..................      2,593         12,213
Analog Devices, Inc. ...................      5,583        153,979
Applied Materials, Inc. ................     22,598        302,813
Atheros Communications, Inc. (a)(b).....      2,383         63,221
AXT, Inc. (a)...........................      8,559         16,433
Broadcom Corp. (Class A) (a)............      7,722        236,988
Cypress Semiconductor Corp. (a)(b)......      2,679         27,674
FEI Co. (a).............................      2,179         53,712
Intel Corp. ............................     85,657      1,676,307
International Rectifier Corp. (a).......      1,838         35,823
Intersil Corp. (Class A)................      4,844         74,162
KLA-Tencor Corp. (b)....................      3,665        131,427
Lam Research Corp. (a)(b)...............      3,272        111,772
Linear Technology Corp. (b).............      4,880        134,834
LSI Logic Corp. (a).....................     10,307         56,585
Marvell Technology Group, Ltd. (a)......      7,293        118,074
Maxim Integrated Products, Inc. ........      2,721         49,359
MEMC Electronic Materials, Inc. (a).....      4,500         74,835
Microchip Technology, Inc. (b)..........      4,035        106,928
Micron Technology, Inc. (a)(b)..........     12,541        102,836
Microsemi Corp. (a).....................      2,562         40,454
MKS Instruments, Inc. (a)...............        322          6,211
National Semiconductor Corp. ...........      6,521         93,055
Novellus Systems, Inc. (a)..............      3,727         78,192
NVIDIA Corp. (a)........................     10,153        152,600
ON Semiconductor Corp. (a)..............      4,759         39,262
Rambus, Inc. (a)(b).....................      2,065         35,931
Sigma Designs, Inc. (a)(b)..............        542          7,875
Teradyne, Inc. (a)(b)...................      5,379         49,756
Texas Instruments, Inc. ................     20,236        479,391
Xilinx, Inc. (b)........................      4,426        103,657
                                                      ------------
                                                         4,800,659
                                                      ------------
SOFTWARE -- 3.9%
Activision Blizzard, Inc. (a)...........     10,073        124,804
Adobe Systems, Inc. (a).................      9,215        304,464
Autodesk, Inc. (a)......................      4,259        101,364
BMC Software, Inc. (a)..................      3,842        144,190
CA, Inc. ...............................      7,392        162,550
Cadence Design Systems, Inc. (a)........      7,580         55,637
Citrix Systems, Inc. (a)................      3,699        145,112
Compuware Corp. (a).....................      8,521         62,459
Concur Technologies, Inc. (a)(b)........      1,152         45,804
Electronic Arts, Inc. (a)(b)............      4,752         90,526
Intuit, Inc. (a)........................      5,679        161,851
Jack Henry & Associates, Inc. ..........      2,246         52,714
McAfee, Inc. (a)........................      2,919        127,823
Microsoft Corp. ........................    121,134      3,136,159
Novell, Inc. (a)........................     11,201         50,517
Nuance Communications, Inc. (a)(b)......      3,804         56,908
Oracle Corp. ...........................     61,053      1,272,345
Parametric Technology Corp. (a).........      5,114         70,675
Red Hat, Inc. (a).......................      3,936        108,791
Salesforce.com, Inc. (a)(b).............      1,525         86,818
Smith Micro Software, Inc. (a)..........      2,005         24,782
Solera Holdings, Inc. ..................      1,780         55,376
Symantec Corp. (a)......................     14,403        237,217
Synopsys, Inc. (a)......................      4,209         94,366
TiVo, Inc. (a)(b).......................      3,140         32,530
Versant Corp. (a).......................      2,547         45,591
Websense, Inc. (a)......................        721         12,113
                                                      ------------
                                                         6,863,486
                                                      ------------
SPECIALTY RETAIL -- 2.2%
Abercrombie & Fitch Co. (Class A).......      1,849         60,795
Advance Auto Parts, Inc. ...............      2,470         97,022
Aeropostale, Inc. (a)(b)................        838         36,428
American Eagle Outfitters, Inc. ........      4,347         73,291
AutoNation, Inc. (a)(b).................      4,584         82,879
AutoZone, Inc. (a)(b)...................        697        101,915
Bed Bath & Beyond, Inc. (a).............      4,835        181,506
Best Buy Co., Inc. .....................      5,433        203,846
Chico's FAS, Inc. (a)...................      3,406         44,278
Dick's Sporting Goods, Inc. (a)(b)......      1,704         38,170
Foot Locker, Inc. ......................      3,862         46,151
GameStop Corp. (Class A) (a)(b).........      2,375         62,866
Genesco, Inc. (a).......................        391          9,411
Limited Brands, Inc. ...................      6,032        102,484
Lowe's Cos., Inc. ......................     21,205        444,033
Mens Wearhouse, Inc. (b)................        799         19,735
O'Reilly Automotive, Inc. (a)(b)........      3,337        120,599
Office Depot, Inc. (a)..................      6,107         40,428
PetSmart, Inc. .........................      3,590         78,083
RadioShack Corp. .......................      3,506         58,094
Rent-A-Center, Inc. (a).................      2,455         46,350
Ross Stores, Inc. ......................      3,142        150,093
Staples, Inc. ..........................     11,568        268,609
The Gap, Inc. ..........................      9,210        197,094
The Home Depot, Inc. ...................     27,033        720,159
The Sherwin-Williams Co. (b)............      1,245         74,899
The TJX Cos., Inc. .....................      6,275        233,116
Tiffany & Co. ..........................      2,658        102,413
Urban Outfitters, Inc. (a)..............      2,819         85,049
Williams-Sonoma, Inc. ..................      2,186         44,223
                                                      ------------
                                                         3,824,019
                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Carter's, Inc. (a)......................      1,562         41,705
Coach, Inc. ............................      5,862        192,977
Hanesbrands, Inc. (a)(b)................      2,180         46,652
Iconix Brand Group, Inc. (a)(b).........        714          8,904
Jones Apparel Group, Inc. ..............      3,666         65,731
Liz Claiborne, Inc. (b).................      3,172         15,638
NIKE, Inc. (Class B)....................      4,440        287,268
Quiksilver, Inc. (a)....................      5,303         14,583
Under Armour, Inc. (Class A) (a)(b).....        907         25,242
V. F. Corp. (b).........................      1,066         77,210
Wolverine World Wide, Inc. .............      3,609         89,648
                                                      ------------
                                                           865,558
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Astoria Financial Corp. (b).............      2,022         22,323
Berkshire Hills Bancorp, Inc. ..........      2,663         58,426

SPDR DOW JONES TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Fannie Mae (a)(b).......................     18,061   $     27,453
Freddie Mac (a)(b)......................     12,794         23,029
Hudson City Bancorp, Inc. ..............      4,924         64,751
MGIC Investment Corp. (a)(b)............      2,130         15,783
New York Community Bancorp, Inc. (b)....      4,263         48,684
NewAlliance Bancshares, Inc. (b)........      8,537         91,346
OceanFirst Financial Corp. (b)..........      5,012         58,139
People's United Financial, Inc. ........      5,455         84,880
Radian Group, Inc. (b)..................      2,509         26,545
TF Financial Corp. .....................        260          5,005
TrustCo Bank Corp. NY (b)...............      9,204         57,525
                                                      ------------
                                                           583,889
                                                      ------------
TOBACCO -- 1.3%
Altria Group, Inc. .....................     31,820        566,714
Lorillard, Inc. ........................      2,262        168,067
Philip Morris International, Inc. ......     30,239      1,473,849
Reynolds American, Inc. ................      3,212        142,998
                                                      ------------
                                                         2,351,628
                                                      ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)........................      3,229        124,962
Kaman Corp. (Class A)...................      2,811         61,786
W.W. Grainger, Inc. (b).................        646         57,726
Willis Lease Finance Corp. (a)..........        516          7,054
                                                      ------------
                                                           251,528
                                                      ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. (b)..................      1,791         31,593
Artesian Resources Corp. (Class A) (b)..        516          8,679
Cadiz, Inc. (a)(b)......................        898         10,507
Connecticut Water Service, Inc. ........      1,256         28,122
Middlesex Water Co. ....................      6,166         92,983
Pennichuck Corp. (b)....................        260          5,658
Southwest Water Co. ....................      2,583         12,708
The York Water Co. (b)..................      2,891         40,069
                                                      ------------
                                                           230,319
                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A) (a)......      6,818        248,176
Crown Castle International
  Corp. (a)(b)..........................      4,694        147,204
Leap Wireless International,
  Inc. (a)(b)...........................      1,220         23,851
MetroPCS Communications, Inc. (a)(b)....      3,620         33,883
NII Holdings, Inc. (a)..................      3,198         95,876
Purple Communications, Inc. (a)(b)......      3,380          7,064
SBA Communications Corp. (Class
  A) (a)(b).............................      2,250         60,818
Sprint Nextel Corp. (a).................     41,001        161,954
Telephone & Data Systems, Inc. .........      2,329         72,222
                                                      ------------
                                                           851,048
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $180,107,728)...................               174,619,823
                                                      ------------
SHORT TERM INVESTMENTS -- 5.1%
MONEY MARKET FUNDS -- 5.1%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  8,589,213      8,589,213
STIC Prime Portfolio....................    287,359        287,359
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $8,876,572).....................                 8,876,572
                                                      ------------
TOTAL INVESTMENTS -- 104.8% (F)
  (Cost $188,984,300)...................               183,496,395
OTHER ASSETS AND
  LIABILITIES -- (4.8)%.................                (8,402,981)
                                                      ------------
NET ASSETS -- 100.0%....................              $175,093,414
                                                      ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Affiliated issuer. (See accompanying Notes to Schedules of
     Investments.)
(d)  Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


REIT = Real Estate Investment Trust

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.4%
Alliant Techsystems, Inc. (a)(b)........         146   $     11,366
Boeing Co. (b)..........................       2,852        154,436
General Dynamics Corp. (b)..............       1,423         91,926
Goodrich Corp. (b)......................         545         29,615
Honeywell International, Inc. ..........       2,934        108,998
ITT Corp. (b)...........................         793         41,355
L-3 Communications Holdings, Inc. ......         520         41,767
Lockheed Martin Corp. ..................       1,289        100,645
Northrop Grumman Corp. (b)..............       1,327         68,672
Precision Castparts Corp. (b)...........         611         62,243
Raytheon Co. ...........................       1,721         82,556
Rockwell Collins, Inc. (b)..............         693         35,204
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................         445          8,037
United Technologies Corp. (b)...........       3,759        229,036
                                                       ------------
                                                          1,065,856
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. (b).......         743         42,908
Expeditors International Washington,
  Inc. (b)..............................         930         32,689
FedEx Corp. ............................       1,269         95,454
United Parcel Service, Inc. (Class
  B) (b)................................       3,048        172,121
                                                       ------------
                                                            343,172
                                                       ------------
AIRLINES -- 0.1%
Delta Air Lines, Inc. (a)(b)............       3,224         28,887
Southwest Airlines Co. (b)..............       3,217         30,883
                                                       ------------
                                                             59,770
                                                       ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. (b)....................         499         15,100
Johnson Controls, Inc. (b)..............       2,588         66,149
The Goodyear Tire & Rubber Co. (a)(b)...       1,036         17,643
                                                       ------------
                                                             98,892
                                                       ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)(b)...................      13,767         99,260
Harley-Davidson, Inc. (b)...............       1,032         23,736
                                                       ------------
                                                            122,996
                                                       ------------
BEVERAGES -- 2.4%
Brown-Forman Corp. (Class B) (b)........         495         23,869
Coca-Cola Enterprises, Inc. (b).........       1,383         29,610
Constellation Brands, Inc. (Class
  A) (a)................................         840         12,726
Dr. Pepper Snapple Group, Inc. (a)......       1,012         29,095
Hansen Natural Corp. (a)................         315         11,573
Molson Coors Brewing Co. (Class B) (b)..         646         31,447
PepsiAmericas, Inc. ....................         281          8,025
PepsiCo, Inc. ..........................       6,773        397,304
The Coca-Cola Co. (b)...................       9,248        496,618
The Pepsi Bottling Group, Inc. .........         604         22,010
                                                       ------------
                                                          1,062,277
                                                       ------------
BIOTECHNOLOGY -- 1.8%
Alexion Pharmaceuticals, Inc. (a)(b)....         341         15,188
Amgen, Inc. (a).........................       4,349        261,940
Amylin Pharmaceuticals, Inc. (a)(b).....         597          8,173
Biogen Idec, Inc. (a)(b)................       1,199         60,573
Celgene Corp. (a)(b)....................       1,975        110,403
Cephalon, Inc. (a)......................         303         17,647
Dendreon Corp. (a)(b)...................         500         13,995
Genzyme Corp. (a)(b)....................       1,181         66,998
Gilead Sciences, Inc. (a)...............       3,905        181,895
Myriad Genetics, Inc. (a)(b)............         408         11,179
OSI Pharmaceuticals, Inc. (a)(b)........         250          8,825
Vertex Pharmaceuticals, Inc. (a)(b).....         699         26,492
                                                       ------------
                                                            783,308
                                                       ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b).........................       1,607         20,762
Owens Corning, Inc. (a)(b)..............         300          6,735
                                                       ------------
                                                             27,497
                                                       ------------
CAPITAL MARKETS -- 2.8%
Affiliated Managers Group, Inc. (a)(b)..         179         11,637
AllianceBernstein Holding LP (b)........         139          3,792
Ameriprise Financial, Inc. (b)..........       1,163         42,252
BlackRock, Inc. (b).....................          89         19,297
Eaton Vance Corp. (b)...................         504         14,107
Federated Investors, Inc. (Class
  B) (b)................................         413         10,891
Franklin Resources, Inc. (b)............         697         70,118
Invesco, Ltd. ..........................       1,703         38,760
Jefferies Group, Inc. (a)(b)............         505         13,751
Lazard, Ltd. (Class A)..................         135          5,577
Legg Mason, Inc. (b)....................         611         18,959
Morgan Stanley..........................       5,283        163,139
Northern Trust Corp. (b)................       1,070         62,231
Och-Ziff Capital Management Group LLC
  (Class A) (b).........................         178          2,166
Raymond James Financial, Inc. (b).......         428          9,964
SEI Investments Co. ....................         609         11,985
State Street Corp. (c)..................       2,169        114,089
T. Rowe Price Group, Inc. (b)...........       1,137         51,961
TD Ameritrade Holding Corp. (a)(b)......       1,053         20,660
The Bank of New York Mellon Corp. ......       5,216        151,212
The Charles Schwab Corp. (b)............       4,110         78,707
The Goldman Sachs Group, Inc. ..........       1,856        342,154
                                                       ------------
                                                          1,257,409
                                                       ------------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc. (b)......         861         66,796
Airgas, Inc. (b)........................         304         14,705
Albemarle Corp. (b).....................         397         13,736
Celanese Corp. Series A (b).............         647         16,175
CF Industries Holdings, Inc. (b)........         251         21,644
E. I. du Pont de Nemours & Co. .........       3,723        119,657
Eastman Chemical Co. ...................         313         16,758
Ecolab, Inc. (b)........................         973         44,982
FMC Corp. (b)...........................         324         18,225
International Flavors & Fragrances,
  Inc. (b)..............................         344         13,048
Intrepid Potash, Inc. (a)(b)............         143          3,373
Lubrizol Corp. .........................         294         21,009
Monsanto Co. ...........................       2,380        184,212
PPG Industries, Inc. (b)................         718         41,795
Praxair, Inc. (b).......................       1,360        111,098
Sigma-Aldrich Corp. (b).................         467         25,209
Terra Industries, Inc. (b)..............         446         15,463
Terra Nitrogen Co. LP (b)...............          33          3,440
The Dow Chemical Co. (b)................       4,949        129,021

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The Mosaic Co. (b)......................         648   $     31,149
The Scotts Miracle-Gro Co. (Class
  A) (b)................................         194          8,332
Valspar Corp. (b).......................         400         11,004
                                                       ------------
                                                            930,831
                                                       ------------
COMMERCIAL BANKS -- 2.5%
BB&T Corp. (b)..........................       3,006         81,883
BOK Financial Corp. (b).................          95          4,400
City National Corp. (b).................         181          7,046
Comerica, Inc. (b)......................         666         19,760
Commerce Bancshares, Inc. (b)...........         268          9,980
Cullen/Frost Bankers, Inc. (b)..........         247         12,755
Fifth Third Bancorp.....................       3,300         33,429
First Horizon National Corp. (a)(b).....         900         11,907
Keycorp (b).............................       3,593         23,355
M&T Bank Corp. (b)......................         340         21,189
PNC Financial Services Group, Inc. (b)..       1,968         95,625
Regions Financial Corp. (b).............       4,765         29,591
SunTrust Banks, Inc. (b)................       2,025         45,664
U.S. Bancorp (b)........................       8,232        179,952
Wells Fargo & Co. (b)...................      19,178        540,436
                                                       ------------
                                                          1,116,972
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Avery Dennison Corp. (b)................         509         18,329
Cintas Corp. (b)........................         582         17,641
Copart, Inc. (a)(b).....................         277          9,199
Corrections Corp. of America (a)(b).....         549         12,435
Covanta Holding Corp. (a)(b)............         538          9,146
Iron Mountain, Inc. (a)(b)..............         788         21,008
Pitney Bowes, Inc. (b)..................         920         22,862
R.R. Donnelley & Sons Co. (b)...........         908         19,304
Republic Services, Inc. (b).............       1,353         35,949
Stericycle, Inc. (a)(b).................         385         18,653
Waste Connections, Inc. (a).............         345          9,957
Waste Management, Inc. .................       2,163         64,501
                                                       ------------
                                                            258,984
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 2.5%
Brocade Communications Systems,
  Inc. (a)(b)...........................       1,600         12,576
Cisco Systems, Inc. (a)(b)..............      25,047        589,606
F5 Networks, Inc. (a)...................         300         11,889
Harris Corp. (b)........................         588         22,109
Juniper Networks, Inc. (a)(b)...........       2,305         62,281
Motorola, Inc. .........................       9,246         79,423
QUALCOMM, Inc. .........................       7,112        319,898
Tellabs, Inc. (a).......................       1,400          9,688
                                                       ------------
                                                          1,107,470
                                                       ------------
COMPUTERS & PERIPHERALS -- 5.3%
Apple, Inc. (a).........................       3,904        723,684
Dell, Inc. (a)..........................       7,531        114,923
EMC Corp. (a)...........................       8,694        148,146
Hewlett-Packard Co. (b).................      10,275        485,083
International Business Machines
  Corp. (b).............................       5,747        687,399
NCR Corp. (a)(b)........................         718          9,923
NetApp, Inc. (a)(b).....................       1,435         38,286
SanDisk Corp. (a)(b)....................         989         21,461
Seagate Technology......................       2,121         32,260
Sun Microsystems, Inc. (a)(b)...........       3,221         29,279
Teradata Corp. (a)(b)...................         781         21,493
Western Digital Corp. (a)(b)............         961         35,105
                                                       ------------
                                                          2,347,042
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Aecom Technology Corp. (a)(b)...........         339          9,200
Fluor Corp. (b).........................         790         40,172
Jacobs Engineering Group, Inc. (a)(b)...         537         24,675
KBR, Inc. (b)...........................         715         16,652
Quanta Services, Inc. (a)(b)............         860         19,032
The Shaw Group, Inc. (a)................         429         13,767
URS Corp. (a)(b)........................         368         16,063
                                                       ------------
                                                            139,561
                                                       ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. (b).....         181         16,665
Vulcan Materials Co. (b)................         500         27,035
                                                       ------------
                                                             43,700
                                                       ------------
CONSUMER FINANCE -- 0.6%
American Express Co. (b)................       4,529        153,533
Capital One Financial Corp. (b).........       1,931         68,995
Discover Financial Services (b).........       2,377         38,579
SLM Corp. (a)(b)........................       2,046         17,841
                                                       ------------
                                                            278,948
                                                       ------------
CONTAINERS & PACKAGING -- 0.3%
Aptargroup, Inc. (b)....................         282         10,535
Ball Corp. (b)..........................         412         20,270
Bemis Co., Inc. (b).....................         449         11,634
Crown Holdings, Inc. (a)................         699         19,013
Owens-Illinois, Inc. (a)................         744         27,454
Pactiv Corp. (a)(b).....................         573         14,927
Sealed Air Corp. (b)....................         698         13,702
Sonoco Products Co. (b).................         430         11,842
                                                       ------------
                                                            129,377
                                                       ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. (b)...................         704         26,794
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)..................         576         42,434
Career Education Corp. (a)(b)...........         192          4,681
DeVry, Inc. (b).........................         270         14,936
H&R Block, Inc. (b).....................       1,479         27,184
ITT Educational Services, Inc. (a)(b)...         170         18,770
Strayer Education, Inc. (b).............          59         12,843
Weight Watchers International,
  Inc. (b)..............................         165          4,528
                                                       ------------
                                                            125,376
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.3%
Bank of America Corp. (b)...............      37,343        631,844
Citigroup, Inc. ........................      65,487        316,957
CME Group, Inc. (b).....................         290         89,375
Intercontinental Exchange, Inc. (a)(b)..         318         30,906
JPMorgan Chase & Co. (b)................      16,985        744,283
Leucadia National Corp. (a)(b)..........         756         18,688
Moody's Corp. (b).......................         838         17,145
MSCI, Inc. (Class A) (a)................         400         11,848
NYSE Euronext (b).......................       1,129         32,617
The Nasdaq OMX Group, Inc. (a)(b).......         694         14,609
                                                       ------------
                                                          1,908,272
                                                       ------------

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
AT&T, Inc. .............................      25,666   $    693,239
CenturyTel, Inc. (b)....................       1,300         43,680
Clearwire Corp. (Class A) (a)(b)........         307          2,496
Frontier Communications Corp. (b).......       1,371         10,337
Level 3 Communications, Inc. (a)(b).....       6,953          9,665
Qwest Communications International,
  Inc. (b)..............................       6,202         23,630
Verizon Communications, Inc. ...........      12,360        374,137
Windstream Corp. (b)....................       1,933         19,581
                                                       ------------
                                                          1,176,765
                                                       ------------
ELECTRIC UTILITIES -- 2.0%
Allegheny Energy, Inc. (b)..............         739         19,598
American Electric Power Co., Inc. ......       2,081         64,490
DPL, Inc. (b)...........................         499         13,024
Duke Energy Corp. (b)...................       5,473         86,145
Edison International (b)................       1,311         44,023
Entergy Corp. (b).......................         825         65,884
Exelon Corp. ...........................       2,808        139,333
FirstEnergy Corp. (b)...................       1,327         60,670
FPL Group, Inc. (b).....................       1,642         90,688
ITC Holdings Corp. .....................         215          9,772
Northeast Utilities.....................         798         18,945
NV Energy, Inc. ........................       1,020         11,822
Pepco Holdings, Inc. ...................         945         14,062
Pinnacle West Capital Corp. (b).........         442         14,506
PPL Corp. ..............................       1,626         49,333
Progress Energy, Inc. (b)...............       1,253         48,942
The Southern Co. .......................       3,386        107,235
Westar Energy, Inc. ....................         470          9,170
                                                       ------------
                                                            867,642
                                                       ------------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (b)........................         461         16,094
Emerson Electric Co. (b)................       3,286        131,703
First Solar, Inc. (a)(b)................         198         30,266
Hubbell, Inc. (Class B) (b).............         234          9,828
Rockwell Automation, Inc. (b)...........         564         24,026
Roper Industries, Inc. (b)..............         390         19,882
SunPower Corp. (Class A) (a)(b).........         477         14,258
                                                       ------------
                                                            246,057
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
Agilent Technologies, Inc. (a)(b).......       1,555         43,276
Amphenol Corp. (Class A) (b)............         768         28,938
Arrow Electronics, Inc. (a).............         526         14,807
Avnet, Inc. (a)(b)......................         646         16,777
Corning, Inc. ..........................       6,911        105,807
Dolby Laboratories, Inc. (Class
  A) (a)(b).............................         232          8,860
FLIR Systems, Inc. (a)(b)...............         618         17,286
Ingram Micro, Inc. (Class A) (a)(b).....         624         10,514
Itron, Inc. (a)(b)......................         144          9,236
Mettler-Toledo International,
  Inc. (a)(b)...........................         144         13,045
Molex, Inc. (b).........................         580         12,110
Trimble Navigation, Ltd. (a)(b).........         549         13,127
                                                       ------------
                                                            293,783
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Baker Hughes, Inc. .....................       1,344         57,335
BJ Services Co. (b).....................       1,291         25,084
Cameron International Corp. (a).........         952         36,005
Diamond Offshore Drilling, Inc. (b).....         288         27,510
ENSCO International, Inc. (b)...........         631         26,843
FMC Technologies, Inc. (a)(b)...........         560         29,254
Halliburton Co. ........................       3,900        105,768
Helmerich & Payne, Inc. (b).............         410         16,207
Nabors Industries, Ltd. (a)(b)..........       1,245         26,021
National-Oilwell Varco, Inc. (a)........       1,795         77,418
Oceaneering International, Inc. (a).....         200         11,350
Patterson-UTI Energy, Inc. (b)..........         679         10,253
Pride International, Inc. (a)(b)........         751         22,860
Rowan Cos., Inc. .......................         471         10,866
Schlumberger, Ltd. (b)..................       5,140        306,344
Smith International, Inc. (b)...........         951         27,294
Tidewater, Inc. (b).....................         227         10,689
                                                       ------------
                                                            827,101
                                                       ------------
FOOD & STAPLES RETAILING -- 2.6%
Costco Wholesale Corp. (b)..............       1,881        106,201
CVS Caremark Corp. .....................       6,200        221,588
Safeway, Inc. (b).......................       1,872         36,916
SUPERVALU, Inc. (b).....................         928         13,976
Sysco Corp. (b).........................       2,573         63,939
The Kroger Co. .........................       2,677         55,253
Wal-Mart Stores, Inc. (b)...............       9,507        466,698
Walgreen Co. (b)........................       4,323        161,983
Whole Foods Market, Inc. (a)(b).........         608         18,538
                                                       ------------
                                                          1,145,092
                                                       ------------
FOOD PRODUCTS -- 1.6%
Archer-Daniels-Midland Co. (b)..........       2,561         74,832
Bunge, Ltd. (b).........................         623         39,006
Campbell Soup Co. (b)...................         978         31,902
ConAgra Foods, Inc. (b).................       1,976         42,840
Dean Foods Co. (a)......................         766         13,627
Flowers Foods, Inc. (b).................         374          9,833
General Mills, Inc. (b).................       1,354         87,171
H.J. Heinz Co. (b)......................       1,369         54,418
Hormel Foods Corp. (b)..................         321         11,402
Kellogg Co. (b).........................       1,043         51,347
Kraft Foods, Inc. ......................       5,819        152,865
McCormick & Co., Inc. (b)...............         503         17,072
Ralcorp Holdings, Inc. (a)..............         248         14,501
Sara Lee Corp. .........................       2,873         32,005
Smithfield Foods, Inc. (a)(b)...........         588          8,114
The Hershey Co. (b).....................         705         27,396
The J.M. Smucker Co. (b)................         516         27,353
Tyson Foods, Inc. (Class A) (b).........       1,272         16,065
                                                       ------------
                                                            711,749
                                                       ------------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. (b).................         336         11,851
Atmos Energy Corp. (b)..................         398         11,215
Energen Corp. ..........................         283         12,197
EQT Corp. (b)...........................         572         24,367
National Fuel Gas Co. (b)...............         296         13,560
ONEOK, Inc. ............................         432         15,820
Piedmont Natural Gas Co., Inc. .........         302          7,230

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Questar Corp. (b).......................         755   $     28,358
UGI Corp. ..............................         468         11,728
                                                       ------------
                                                            136,326
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Baxter International, Inc. .............       2,578        146,972
Beckman Coulter, Inc. (b)...............         267         18,407
Becton, Dickinson & Co. ................         987         68,843
Boston Scientific Corp. (a).............       6,470         68,517
C.R. Bard, Inc. (b).....................         433         34,038
CareFusion Corp. (a)(b).................         778         16,960
DENTSPLY International, Inc. (b)........         607         20,966
Edwards Lifesciences Corp. (a)(b).......         247         17,268
Gen-Probe, Inc. (a)(b)..................         234          9,697
Hologic, Inc. (a)(b)....................       1,107         18,088
Hospira, Inc. (a)(b)....................         698         31,131
IDEXX Laboratories, Inc. (a)(b).........         264         13,200
Intuitive Surgical, Inc. (a)(b).........         164         43,009
Inverness Medical Innovations,
  Inc. (a)(b)...........................         338         13,091
Kinetic Concepts, Inc. (a)(b)...........         227          8,395
Medtronic, Inc. ........................       4,746        174,653
ResMed, Inc. (a)(b).....................         328         14,826
St. Jude Medical, Inc. (a)(b)...........       1,502         58,593
Stryker Corp. (b).......................       1,326         60,240
Teleflex, Inc. (b)......................         175          8,454
Varian Medical Systems, Inc. (a)(b).....         549         23,129
Zimmer Holdings, Inc. (a)(b)............         887         47,410
                                                       ------------
                                                            915,887
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Aetna, Inc. ............................       1,813         50,456
AmerisourceBergen Corp. (b).............       1,328         29,721
Cardinal Health, Inc. (b)...............       1,556         41,701
CIGNA Corp. (b).........................       1,199         33,680
Community Health Systems, Inc. (a)(b)...         407         12,996
Coventry Health Care, Inc. (a)(b).......         649         12,954
DaVita, Inc. (a)(b).....................         463         26,224
Express Scripts, Inc. (Class A) (a).....       1,115         86,502
Henry Schein, Inc. (a)(b)...............         404         22,184
Humana, Inc. (a)(b).....................         745         27,788
Laboratory Corp. of America
  Holdings (a)(b).......................         469         30,813
Lincare Holdings, Inc. (a)(b)...........         315          9,844
McKesson Corp. .........................       1,196         71,222
Medco Health Solutions, Inc. (a)(b).....       2,067        114,326
Omnicare, Inc. (b)......................         474         10,674
Patterson Cos., Inc. (a)(b).............         434         11,826
Quest Diagnostics, Inc. (b).............         642         33,506
UnitedHealth Group, Inc. ...............       4,959        124,173
Universal Health Services, Inc. (Class
  B) (b)................................         214         13,253
WellPoint, Inc. (a).....................       2,077         98,367
                                                       ------------
                                                            862,210
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b).....................         282         21,093
IMS Health, Inc. .......................         782         12,004
                                                       ------------
                                                             33,097
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Burger King Holdings, Inc. (b)..........         397          6,983
Carnival Corp. .........................       1,849         61,535
Chipotle Mexican Grill, Inc. (a)(b).....         100          9,705
Darden Restaurants, Inc. (b)............         550         18,772
International Game Technology (b).......       1,306         28,053
Las Vegas Sands Corp. (a)(b)............       1,967         33,124
Marriott International, Inc. (Class
  A) (b)................................       1,343         37,053
McDonald's Corp. .......................       4,698        268,115
MGM MIRAGE, Inc. (a)(b).................       1,080         13,003
Penn National Gaming, Inc. (a)(b).......         360          9,958
Royal Caribbean Cruises, Ltd. (a)(b)....         597         14,376
Starbucks Corp. (a)(b)..................       3,202         66,121
Starwood Hotels & Resorts Worldwide,
  Inc. (b)..............................         745         24,607
Wendy's/Arby's Group, Inc. (Class A)....       1,916          9,063
Wyndham Worldwide Corp. (b).............         700         11,424
Wynn Resorts, Ltd. (a)(b)...............         315         22,330
Yum! Brands, Inc. ......................       2,020         68,195
                                                       ------------
                                                            702,417
                                                       ------------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. (b)...................       1,199         13,681
Fortune Brands, Inc. ...................         665         28,582
Garmin, Ltd. (b)........................         533         20,115
Leggett & Platt, Inc. (b)...............         694         13,464
Mohawk Industries, Inc. (a)(b)..........         235         11,207
Newell Rubbermaid, Inc. (b).............       1,208         18,953
NVR, Inc. (a)(b)........................          21         13,385
Pulte Homes, Inc. (b)...................       1,411         15,507
The Black & Decker Corp. (b)............         272         12,591
Toll Brothers, Inc. (a)(b)..............         586         11,450
Whirlpool Corp. (b).....................         324         22,667
                                                       ------------
                                                            181,602
                                                       ------------
HOUSEHOLD PRODUCTS -- 2.4%
Church & Dwight Co., Inc. (b)...........         304         17,249
Colgate-Palmolive Co. (b)...............       2,140        163,239
Energizer Holdings, Inc. (a)............         249         16,519
Kimberly-Clark Corp. ...................       1,810        106,754
Procter & Gamble Co. ...................      12,661        733,325
The Clorox Co. .........................         605         35,586
                                                       ------------
                                                          1,072,672
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Calpine Corp. (a)(b)....................       1,553         17,891
Constellation Energy Group, Inc. .......         779         25,216
Dynegy, Inc. (Class A) (a)(b)...........       2,249          5,735
Mirant Corp. (a)(b).....................         682         11,205
NRG Energy, Inc. (a)....................       1,134         31,967
RRI Energy, Inc. (a)(b).................       1,504         10,739
The AES Corp. (a)(b)....................       2,916         43,215
                                                       ------------
                                                            145,968
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 2.3%
3M Co. (b)..............................       2,822        208,264
General Electric Co. (b)................      45,857        752,972
Icahn Enterprises LP (b)................          18            719
McDermott International, Inc. (a)(b)....         995         25,144
Textron, Inc. (b).......................       1,076         20,422
                                                       ------------
                                                          1,007,521
                                                       ------------

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
INSURANCE -- 4.0%
AFLAC, Inc. (b).........................       2,036   $     87,019
Alleghany Corp. (a).....................          23          5,958
Allied World Assurance Company Holdings,
  Ltd. (b)..............................         155          7,429
American Financial Group, Inc. .........         338          8,619
American International Group,
  Inc. (a)(b)...........................         514         22,673
AON Corp. (b)...........................       1,038         42,236
Arch Capital Group, Ltd. (a)(b).........         218         14,724
Assurant, Inc. (b)......................         516         16,543
Axis Capital Holdings, Ltd. (b).........         619         18,681
Berkshire Hathaway, Inc. (Class A) (a)..           5        505,000
Brown & Brown, Inc. (b).................         496          9,503
Chubb Corp. (b).........................       1,554         78,337
Cincinnati Financial Corp. (b)..........         661         17,179
CNA Financial Corp. (a)(b)..............         120          2,897
Everest Re Group, Ltd. (b)..............         255         22,363
Fidelity National Financial, Inc.
  (Class A).............................         984         14,839
First American Corp. (b)................         337         10,909
Genworth Financial, Inc. (Class A)......       1,800         21,510
Hartford Financial Services Group,
  Inc. (b)..............................       1,740         46,110
HCC Insurance Holdings, Inc. (b)........         501         13,702
Lincoln National Corp. (b)..............       1,126         29,175
Loews Corp. (b).........................       1,549         53,053
Markel Corp. (a)(b).....................          40         13,193
Marsh & McLennan Cos., Inc. (b).........       2,242         55,445
MetLife, Inc. (b).......................       2,503         95,289
Odyssey Re Holdings Corp. (b)...........          75          4,861
Old Republic International Corp. (b)....       1,005         12,241
PartnerRe, Ltd. (b).....................         238         18,312
Principal Financial Group, Inc. (b).....       1,345         36,840
Prudential Financial, Inc. (b)..........       1,969         98,273
Reinsurance Group of America, Inc. (b)..         270         12,042
RenaissanceRe Holdings, Ltd. ...........         267         14,621
The Allstate Corp. (b)..................       2,363         72,355
The Hanover Insurance Group, Inc. (b)...         228          9,423
The Progressive Corp. (a)(b)............       2,770         45,927
The Travelers Cos., Inc. (b)............       2,447        120,466
Torchmark Corp. (b).....................         380         16,503
Transatlantic Holdings, Inc. ...........         209         10,485
Unum Group (b)..........................       1,446         31,002
W.R. Berkley Corp. (b)..................         625         15,800
Wesco Financial Corp. (b)...............           4          1,302
White Mountains Insurance Group, Ltd. ..          36         11,052
XL Capital, Ltd. (Class A)..............       1,400         24,444
                                                       ------------
                                                          1,768,335
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.5%
Amazon.com, Inc. (a)(b).................       1,360        126,970
Expedia, Inc. (a)(b)....................         904         21,651
Liberty Media Corp -- Interactive (Class
  A) (a)(b).............................       2,658         29,158
Netflix, Inc. (a)(b)....................         200          9,234
Priceline.com, Inc. (a)(b)..............         178         29,516
                                                       ------------
                                                            216,529
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.8%
Akamai Technologies, Inc. (a)(b)........         734         14,445
eBay, Inc. (a)..........................       4,790        113,092
Equinix, Inc. (a)(b)....................         200         18,400
Google, Inc. (Class A) (a)..............       1,010        500,809
IAC/InterActiveCorp. (a)(b).............         370          7,470
VeriSign, Inc. (a)(b)...................         847         20,065
Yahoo!, Inc. (a)(b).....................       5,631        100,288
                                                       ------------
                                                            774,569
                                                       ------------
IT SERVICES -- 1.6%
Affiliated Computer Services, Inc.
  (Class A) (a)(b)......................         404         21,885
Alliance Data Systems Corp. (a)(b)......         293         17,897
Automatic Data Processing, Inc. ........       2,221         87,285
Broadridge Financial Solutions, Inc. ...         611         12,281
Cognizant Technology Solutions Corp.
  (Class A) (a).........................       1,258         48,634
Computer Sciences Corp. (a)(b)..........         663         34,947
DST Systems, Inc. (a)...................         181          8,109
Fidelity National Information Services,
  Inc. (b)..............................         827         21,097
Fiserv, Inc. (a)........................         711         34,270
Global Payments, Inc. (b)...............         350         16,345
Hewitt Associates, Inc. (Class A) (a)...         384         13,989
Lender Processing Services, Inc. (b)....         413         15,764
ManTech International Corp. (Class
  A) (a)................................          90          4,244
Mastercard, Inc. (Class A) (b)..........         376         76,009
Metavante Technologies, Inc. (a)(b).....         394         13,585
Paychex, Inc. (b).......................       1,418         41,193
SAIC, Inc. (a)(b).......................         893         15,663
The Western Union Co. ..................       3,124         59,106
Total System Services, Inc. (b).........         872         14,048
Visa, Inc. (Class A) (b)................       1,872        129,374
                                                       ------------
                                                            685,725
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Hasbro, Inc. (b)........................         555         15,401
Mattel, Inc. (b)........................       1,569         28,964
                                                       ------------
                                                             44,365
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Charles River Laboratories
  International, Inc. (a)(b)............         304         11,242
Covance, Inc. (a)(b)....................         283         15,324
Illumina, Inc. (a)(b)...................         539         22,907
Life Technologies Corp. (a)(b)..........         752         35,006
Millipore Corp. (a)(b)..................         236         16,598
PerkinElmer, Inc. ......................         520         10,005
Pharmaceutical Product Development,
  Inc. (b)..............................         454          9,961
Techne Corp. ...........................         163         10,196
Thermo Fisher Scientific, Inc. (a)(b)...       1,734         75,724
Waters Corp. (a)(b).....................         432         24,131
                                                       ------------
                                                            231,094
                                                       ------------
MACHINERY -- 1.6%
AGCO Corp. (a)(b).......................         393         10,859
Caterpillar, Inc. (b)...................       2,727        139,977
Cummins, Inc. ..........................         806         36,117
Danaher Corp. (b).......................       1,075         72,369
Deere & Co. (b).........................       1,839         78,930

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Donaldson Co., Inc. (b).................         299   $     10,354
Dover Corp. (b).........................         823         31,900
Eaton Corp. (b).........................         719         40,688
Flowserve Corp. (b).....................         252         24,832
Harsco Corp. (b)........................         367         12,995
Illinois Tool Works, Inc. (b)...........       1,816         77,561
Joy Global, Inc. (b)....................         464         22,708
Lincoln Electric Holdings, Inc. (b).....         179          8,494
Navistar International Corp. (a)........         271         10,141
PACCAR, Inc. (b)........................       1,503         56,678
Pall Corp. .............................         522         16,850
Parker-Hannifin Corp. (b)...............         701         36,340
Pentair, Inc. (b).......................         427         12,605
SPX Corp. (b)...........................         234         14,337
The Stanley Works (b)...................         344         14,685
                                                       ------------
                                                            729,420
                                                       ------------
MEDIA -- 2.8%
Cablevision Systems Corp. (Class A).....       1,004         23,845
CBS Corp. (b)...........................       2,660         32,053
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a)(b)......................         174          1,218
Comcast Corp. (Class A).................      12,372        208,963
Discovery Communications, Inc. Series
  A (a)(b)..............................       1,224         35,361
DISH Network Corp. (Class A) (a)(b).....         928         17,873
DreamWorks Animation SKG, Inc. (Class
  A) (a)(b).............................         252          8,964
Interactive Data Corp. (b)..............         158          4,141
John Wiley & Sons, Inc. (Class A) (b)...         219          7,617
Liberty Global, Inc. Series A (a)(b)....       1,080         24,376
Liberty Media Corp. -- Entertainment
  Series A (a)..........................       2,271         70,651
Marvel Entertainment, Inc. (a)..........         229         11,363
News Corp. (Class A)....................      10,124        121,387
Omnicom Group, Inc. ....................       1,357         50,128
Scripps Networks Interactive (Class
  A) (b)................................         358         13,228
The DIRECTV Group, Inc. (a)(b)..........       1,989         54,857
The Interpublic Group of Cos.,
  Inc. (a)(b)...........................       2,124         15,972
The McGraw-Hill Cos., Inc. (b)..........       1,402         35,246
The Walt Disney Co. (b).................       7,441        204,330
The Washington Post Co. (b).............          24         11,234
Time Warner Cable, Inc. (b).............       1,512         65,152
Time Warner, Inc. (b)...................       5,152        148,274
Viacom, Inc. (a)(b).....................       2,344         65,726
Virgin Media, Inc. .....................       1,289         17,943
                                                       ------------
                                                          1,249,902
                                                       ------------
METALS & MINING -- 1.0%
Alcoa, Inc. (b).........................       4,244         55,681
Allegheny Technologies, Inc. (b)........         408         14,276
Cliffs Natural Resources, Inc. (b)......         580         18,769
Freeport-McMoRan Copper & Gold,
  Inc. (b)..............................       1,767        121,234
Newmont Mining Corp. ...................       2,076         91,385
Nucor Corp. (b).........................       1,253         58,904
Reliance Steel & Aluminum Co. (b).......         282         12,002
Southern Copper Corp. (b)...............         967         29,677
Steel Dynamics, Inc. ...................         828         12,702
United States Steel Corp. (b)...........         620         27,509
Walter Energy, Inc. (b).................         200         12,012
                                                       ------------
                                                            454,151
                                                       ------------
MULTI-UTILITIES -- 1.3%
Alliant Energy Corp. (b)................         486         13,535
Ameren Corp. ...........................         916         23,157
CenterPoint Energy, Inc. ...............       1,353         16,818
CMS Energy Corp. (b)....................         969         12,985
Consolidated Edison, Inc. (b)...........       1,196         48,964
Dominion Resources, Inc. (b)............       2,538         87,561
DTE Energy Co. (b)......................         717         25,195
Integrys Energy Group, Inc. (b).........         336         12,059
MDU Resources Group, Inc. (b)...........         738         15,387
NiSource, Inc. (b)......................       1,189         16,515
NSTAR (b)...............................         465         14,796
OGE Energy Corp. (b)....................         413         13,662
PG&E Corp. (b)..........................       1,595         64,582
Public Service Enterprise Group, Inc. ..       2,219         69,765
SCANA Corp. (b).........................         484         16,892
Sempra Energy (b).......................         987         49,162
TECO Energy, Inc. ......................         872         12,278
Vectren Corp. (b).......................         355          8,179
Wisconsin Energy Corp. .................         514         23,217
Xcel Energy, Inc. (b)...................       1,961         37,730
                                                       ------------
                                                            582,439
                                                       ------------
MULTILINE RETAIL -- 0.8%
Dollar Tree Stores, Inc. (a)(b).........         395         19,228
Family Dollar Stores, Inc. (b)..........         576         15,206
J. C. Penney Co., Inc. (b)..............         861         29,059
Kohl's Corp. (a)(b).....................       1,253         71,484
Macy's, Inc. (b)........................       1,827         33,416
Nordstrom, Inc. (b).....................         744         22,722
Sears Holdings Corp. (a)(b).............         261         17,046
Target Corp. ...........................       2,981        139,153
                                                       ------------
                                                            347,314
                                                       ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b).........................       3,823         29,590
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 9.7%
Alpha Natural Resources, Inc. (a)(b)....         606         21,271
Anadarko Petroleum Corp. ...............       2,103        131,921
Apache Corp. ...........................       1,469        134,898
Arch Coal, Inc. (b).....................         625         13,831
Boardwalk Pipeline Partners LP (b)......         245          6,081
Buckeye Partners LP (b).................         212         10,263
Cabot Oil & Gas Corp. (b)...............         464         16,588
Chesapeake Energy Corp. (b).............       2,649         75,232
Chevron Corp. (b).......................       8,696        612,459
Cimarex Energy Co. (b)..................         355         15,379
CNX Gas Corp. (a)(b)....................         122          3,745
Concho Resources, Inc. (a)..............         271          9,843
ConocoPhillips..........................       5,667        255,922
CONSOL Energy, Inc. (b).................         806         36,359
Continental Resources, Inc. (a)(b)......         144          5,640
Denbury Resources, Inc. (a)(b)..........       1,073         16,234
Devon Energy Corp. (b)..................       1,828        123,079
El Paso Corp. ..........................       3,092         31,909
Enbridge Energy Partners LP.............         123          5,542
Energy Transfer Equity LP...............         463         12,964
Energy Transfer Partners LP (b).........         212          9,021

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Enterprise GP Holdings LP (b)...........         153   $      4,526
Enterprise Products Partners LP (b).....         734         20,787
EOG Resources, Inc. (b).................       1,076         89,857
EXCO Resources, Inc. (a)(b).............         748         13,980
Exxon Mobil Corp. ......................      20,870      1,431,891
Forest Oil Corp. (a)(b).................         477          9,335
Hess Corp. .............................       1,291         69,017
Kinder Morgan Energy Partners LP (b)....         434         23,445
Kinder Morgan Management, LLC (a).......         145          6,866
Magellan Midstream Partners LP (b)......         288         10,829
Marathon Oil Corp. .....................       3,097         98,794
Murphy Oil Corp. (b)....................         826         47,553
Newfield Exploration Co. (a)............         569         24,217
Noble Energy, Inc. .....................         747         49,272
NuStar Energy LP (b)....................         183          9,487
Occidental Petroleum Corp. .............       3,463        271,499
ONEOK Partners LP (b)...................         227         12,011
Peabody Energy Corp. ...................       1,178         43,845
Petrohawk Energy Corp. (a)..............       1,198         29,004
Pioneer Natural Resources Co. (b).......         523         18,980
Plains All American Pipeline LP (b).....         268         12,406
Plains Exploration & Production
  Co. (a)...............................         570         15,766
Quicksilver Resources, Inc. (a)(b)......         494          7,010
Range Resources Corp. (b)...............         677         33,417
Southwestern Energy Co. (a)(b)..........       1,496         63,849
Spectra Energy Corp. ...................       2,844         53,865
Sunoco, Inc. (b)........................         520         14,794
TEPPCO Partners LP (b)..................         173          6,006
Tesoro Corp. (b)........................         596          8,928
The Williams Cos., Inc. ................       2,528         45,175
Ultra Petroleum Corp. (a)(b)............         662         32,411
Valero Energy Corp. (b).................       2,353         45,625
Whiting Petroleum Corp. (a)(b)..........         218         12,552
XTO Energy, Inc. (b)....................       2,519        104,085
                                                       ------------
                                                          4,289,265
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.2%
International Paper Co. ................       1,693         37,635
MeadWestvaco Corp. (b)..................         711         15,863
Weyerhaeuser Co. (b)....................         922         33,791
                                                       ------------
                                                             87,289
                                                       ------------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. (b)..................         380         10,518
Avon Products, Inc. (b).................       1,872         63,573
Mead Johnson Nutrition Co (b)...........         130          5,864
The Estee Lauder Cos., Inc. (Class
  A) (b)................................         470         17,428
                                                       ------------
                                                             97,383
                                                       ------------
PHARMACEUTICALS -- 6.4%
Abbott Laboratories.....................       6,661        329,520
Allergan, Inc. .........................       1,353         76,796
Bristol-Myers Squibb Co. (b)............       8,457        190,452
Eli Lilly & Co. (b).....................       4,259        140,675
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................         451         10,206
Forest Laboratories, Inc. (a)(b)........       1,335         39,303
Johnson & Johnson.......................      11,937        726,844
King Pharmaceuticals, Inc. (a)(b).......       1,068         11,502
Merck & Co., Inc. (b)...................       9,091        287,548
Mylan, Inc. (a)(b)......................       1,321         21,149
Perrigo Co. (b).........................         371         12,610
Pfizer, Inc. (b)........................      29,097        481,555
Schering-Plough Corp. (b)...............       6,928        195,716
Watson Pharmaceuticals, Inc. (a)(b).....         454         16,635
Wyeth...................................       5,765        280,064
                                                       ------------
                                                          2,820,575
                                                       ------------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (b).......................         557         16,231
FTI Consulting, Inc. (a)(b).............         216          9,204
IHS, Inc. (Class A) (a)(b)..............         204         10,431
Manpower, Inc. (b)......................         338         19,168
Robert Half International, Inc. (b).....         719         17,989
The Dun & Bradstreet Corp. .............         234         17,625
Watson Wyatt Worldwide, Inc. (Class
  A) (b)................................         183          7,971
                                                       ------------
                                                             98,619
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
AMB Property Corp. (b)..................         679         15,583
Annaly Capital Management, Inc. (b).....       2,346         42,556
Avalonbay Communities, Inc. (b).........         348         25,310
Boston Properties, Inc. (b).............         622         40,772
Digital Realty Trust, Inc. (b)..........         305         13,942
Equity Residential (b)..................       1,192         36,594
Federal Realty Investment Trust (b).....         253         15,527
HCP, Inc. (b)...........................       1,202         34,546
Health Care REIT, Inc. (b)..............         483         20,103
Host Hotels & Resorts, Inc. (b).........       2,585         30,425
Kimco Realty Corp. (b)..................       1,774         23,133
Liberty Property Trust..................         428         13,923
Nationwide Health Properties, Inc. (b)..         447         13,853
Plum Creek Timber Co., Inc. (b).........         744         22,796
ProLogis (b)............................       1,977         23,566
Public Storage (b)......................         559         42,059
Rayonier, Inc. (b)......................         341         13,950
Realty Income Corp. (b).................         452         11,594
Regency Centers Corp. (b)...............         305         11,300
Simon Property Group, Inc. (b)..........       1,242         86,232
Ventas, Inc. (b)........................         628         24,178
Vornado Realty Trust (b)................         771         49,660
                                                       ------------
                                                            611,602
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. (b).........       1,191         13,410
CB Richard Ellis Group, Inc. (Class A)
  (a) (b)...............................         900         10,566
The St. Joe Co. (a)(b)..................         398         11,590
                                                       ------------
                                                             35,566
                                                       ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp. (b)..       1,208         96,435
CSX Corp. (b)...........................       1,741         72,878
Hertz Global Holdings, Inc. (a)(b)......         976         10,570
J.B. Hunt Transport Services, Inc. (b)..         384         12,338
Kansas City Southern (a)(b).............         397         10,516
Norfolk Southern Corp. (b)..............       1,598         68,890
Ryder Systems, Inc. ....................         251          9,804
Union Pacific Corp. ....................       2,191        127,845
                                                       ------------
                                                            409,276
                                                       ------------

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc. (a)(b).....       2,433   $     13,771
Altera Corp. (b)........................       1,304         26,745
Analog Devices, Inc. (b)................       1,281         35,330
Applied Materials, Inc. (b).............       5,856         78,470
Broadcom Corp. (Class A) (a)(b).........       1,654         50,761
Cree, Inc. (a)(b).......................         353         12,973
Intel Corp. ............................      24,028        470,228
KLA-Tencor Corp. (b)....................         755         27,074
Lam Research Corp. (a)(b)...............         557         19,027
Linear Technology Corp. (b).............         899         24,839
LSI Logic Corp. (a)(b)..................       2,806         15,405
Marvell Technology Group, Ltd. (a)(b)...       2,103         34,048
Maxim Integrated Products, Inc. (b).....       1,396         25,324
MEMC Electronic Materials, Inc. (a).....         988         16,431
Microchip Technology, Inc. (b)..........         801         21,227
Micron Technology, Inc. (a)(b)..........       3,322         27,240
National Semiconductor Corp. (b)........       1,005         14,341
NVIDIA Corp. (a)(b).....................       2,344         35,230
ON Semiconductor Corp. (a)(b)...........       1,772         14,619
Texas Instruments, Inc. (b).............       5,541        131,266
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)...............         318         10,443
Xilinx, Inc. (b)........................       1,209         28,315
                                                       ------------
                                                          1,133,107
                                                       ------------
SOFTWARE -- 4.0%
Activision Blizzard, Inc. (a)(b)........       2,576         31,917
Adobe Systems, Inc. (a)(b)..............       2,288         75,595
Ansys, Inc. (a)(b)......................         393         14,726
Autodesk, Inc. (a)(b)...................         992         23,610
BMC Software, Inc. (a)(b)...............         806         30,249
CA, Inc. ...............................       1,799         39,560
Citrix Systems, Inc. (a)(b).............         791         31,031
Electronic Arts, Inc. (a)(b)............       1,400         26,670
Factset Research Systems, Inc. (b)......         192         12,718
Intuit, Inc. (a)........................       1,295         36,907
McAfee, Inc. (a)(b).....................         669         29,295
Microsoft Corp. (b).....................      34,218        885,904
Nuance Communications, Inc. (a)(b)......         951         14,227
Oracle Corp. ...........................      16,521        344,298
Red Hat, Inc. (a)(b)....................         829         22,914
Rovi Corp. (a)(b).......................         300         10,080
Salesforce.com, Inc. (a)(b).............         447         25,448
Sybase, Inc. (a)(b).....................         355         13,809
Symantec Corp. (a)(b)...................       3,582         58,995
Synopsys, Inc. (a)(b)...................         619         13,878
VMware, Inc. (Class A) (a)(b)...........         163          6,548
                                                       ------------
                                                          1,748,379
                                                       ------------
SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co. (Class A) (b)...         376         12,363
Advance Auto Parts, Inc. (b)............         412         16,183
American Eagle Outfitters, Inc. (b).....         781         13,168
AutoNation, Inc. (a)(b).................         300          5,424
AutoZone, Inc. (a)(b)...................         148         21,640
Bed Bath & Beyond, Inc. (a)(b)..........       1,144         42,946
Best Buy Co., Inc. (b)..................       1,465         54,967
CarMax, Inc. (a)(b).....................         867         18,120
GameStop Corp. (Class A) (a)(b).........         662         17,523
Guess ?, Inc. (b).......................         269          9,964
Limited Brands, Inc. (b)................       1,318         22,393
Lowe's Cos., Inc. ......................       6,280        131,503
O'Reilly Automotive, Inc. (a)(b)........         591         21,359
PetSmart, Inc. (b)......................         562         12,223
Ross Stores, Inc. (b)...................         567         27,086
Staples, Inc. (b).......................       3,104         72,075
The Gap, Inc. (b).......................       2,291         49,027
The Home Depot, Inc. ...................       7,276        193,833
The Sherwin-Williams Co. (b)............         432         25,989
The TJX Cos., Inc. (b)..................       1,838         68,282
Tiffany & Co. (b).......................         543         20,922
Urban Outfitters, Inc. (a)(b)...........         513         15,477
                                                       ------------
                                                            872,467
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (b).........................       1,399         46,055
NIKE, Inc. (Class B) (b)................       1,174         75,958
Polo Ralph Lauren Corp. (b).............         252         19,308
V. F. Corp. (b).........................         377         27,306
                                                       ------------
                                                            168,627
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Capitol Federal Financial (b)...........          92          3,029
Hudson City Bancorp, Inc. (b)...........       2,130         28,009
New York Community Bancorp, Inc. (b)....       1,502         17,153
People's United Financial, Inc. (b).....         751         11,686
TFS Financial Corp. (b).................         410          4,879
                                                       ------------
                                                             64,756
                                                       ------------
TOBACCO -- 1.5%
Altria Group, Inc. (b)..................       8,870        157,975
Lorillard, Inc. (b).....................         733         54,462
Philip Morris International, Inc. (b)...       8,387        408,782
Reynolds American, Inc. (b).............         736         32,767
                                                       ------------
                                                            653,986
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)........................         621         24,033
MSC Industrial Direct Co., Inc. (Class
  A) (b)................................         191          8,324
W.W. Grainger, Inc. (b).................         285         25,467
                                                       ------------
                                                             57,824
                                                       ------------
WATER UTILITIES -- 0.0 % (d)
American Water Works Co., Inc. .........         452          9,013
Aqua America, Inc. (b)..................         586         10,337
                                                       ------------
                                                             19,350
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A) (a)(b)...       1,730         62,972
Crown Castle International
  Corp. (a)(b)..........................       1,059         33,210
MetroPCS Communications, Inc. (a)(b)....       1,073         10,043
NII Holdings, Inc. (a)(b)...............         724         21,706
SBA Communications Corp. (Class
  A) (a)(b).............................         506         13,677
Sprint Nextel Corp. (a)(b)..............      12,413         49,031

SPDR DOW JONES LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Telephone & Data Systems, Inc. .........         447   $     13,862
US Cellular Corp. (a)...................          72          2,813
                                                       ------------
                                                            207,314
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $38,851,128)....................                 44,049,211
                                                       ------------
SHORT TERM INVESTMENTS -- 27.5%
MONEY MARKET FUNDS -- 27.5%
State Street Navigator Securities
  Lending Prime Portfoilo (e)(f)........  12,078,642     12,078,642
STIC Prime Portfolio....................      37,607         37,607
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $12,116,249)....................                 12,116,249
                                                       ------------
TOTAL INVESTMENTS -- 127.3% (G)
  (Cost $50,967,377)....................                 56,165,460
OTHER ASSETS AND
  LIABILITIES -- (27.3)%................                (12,031,305)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 44,134,155
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Affiliated issuer. (See accompanying Notes to Schedules of
     Investments.)
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


REIT = Real Estate Investment Trust

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.8%
Goodrich Corp. .........................      4,700   $    255,398
ITT Corp. ..............................      6,902        359,939
Precision Castparts Corp. ..............      5,272        537,059
Rockwell Collins, Inc. .................      5,953        302,412
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................      4,318         77,983
                                                      ------------
                                                         1,532,791
                                                      ------------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc. ..........      6,475        373,932
Expeditors International
  Washington, Inc. .....................      8,055        283,133
FedEx Corp. ............................     11,051        831,256
                                                      ------------
                                                         1,488,321
                                                      ------------
AIRLINES -- 0.3%
Delta Air Lines, Inc. (a)...............     29,600        265,216
Southwest Airlines Co. .................     27,902        267,859
                                                      ------------
                                                           533,075
                                                      ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. (b)....................      4,226        127,879
The Goodyear Tire & Rubber Co. (a)......      8,733        148,723
                                                      ------------
                                                           276,602
                                                      ------------
BEVERAGES -- 2.0%
Hansen Natural Corp. (a)................      2,867        105,334
PepsiCo, Inc. ..........................     59,411      3,485,049
                                                      ------------
                                                         3,590,383
                                                      ------------
BIOTECHNOLOGY -- 3.8%
Alexion Pharmaceuticals, Inc. (a).......      3,426        152,594
Amgen, Inc. (a).........................     38,434      2,314,880
Amylin Pharmaceuticals, Inc. (a)(b).....      5,471         74,898
Biogen Idec, Inc. (a)...................     10,971        554,255
Celgene Corp. (a).......................     17,487        977,523
Cephalon, Inc. (a)......................      2,787        162,315
Genzyme Corp. (a).......................     10,273        582,787
Gilead Sciences, Inc. (a)...............     34,590      1,611,202
Myriad Genetics, Inc. (a)...............      3,681        100,860
OSI Pharmaceuticals, Inc. (a)(b)........      2,081         73,459
Vertex Pharmaceuticals, Inc. (a)(b).....      6,959        263,746
                                                      ------------
                                                         6,868,519
                                                      ------------
BUILDING PRODUCTS -- 0.0% (C)
Owens Corning, Inc. (a).................      3,500         78,575
                                                      ------------
CAPITAL MARKETS -- 2.3%
Affiliated Managers Group, Inc. (a)(b)..      1,496         97,255
BlackRock, Inc. ........................        817        177,142
Eaton Vance Corp. ......................      4,208        117,782
Franklin Resources, Inc. ...............      5,874        590,924
Jefferies Group, Inc. (a)...............      4,696        127,872
Lazard, Ltd. (Class A)..................      1,589         65,641
Northern Trust Corp. ...................      9,201        535,130
Raymond James Financial, Inc. ..........      3,600         83,808
SEI Investments Co. ....................      5,773        113,613
State Street Corp. (d)..................     18,800        988,880
T. Rowe Price Group, Inc. (b)...........      9,650        441,005
TD Ameritrade Holding Corp. (a).........      8,651        169,733
The Charles Schwab Corp. ...............     35,884        687,179
                                                      ------------
                                                         4,195,964
                                                      ------------
CHEMICALS -- 2.4%
Airgas, Inc. ...........................      2,539        122,811
Albemarle Corp. ........................      3,325        115,045
Celanese Corp. Series A.................      5,219        130,475
Ecolab, Inc. ...........................      9,011        416,579
FMC Corp. ..............................      2,800        157,500
Intrepid Potash, Inc. (a)...............      1,800         42,462
Lubrizol Corp. .........................      2,600        185,796
Monsanto Co. ...........................     20,516      1,587,938
Praxair, Inc. ..........................     11,750        959,858
Sigma-Aldrich Corp. (b).................      3,928        212,034
Terra Industries, Inc. .................      3,717        128,868
Terra Nitrogen Co. LP...................        269         28,038
The Mosaic Co. .........................      5,514        265,058
                                                      ------------
                                                         4,352,462
                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Cintas Corp. ...........................      4,826        146,276
Copart, Inc. (a)........................      2,549         84,652
Corrections Corp. of America (a)........      4,549        103,035
Covanta Holding Corp. (a)(b)............      4,926         83,742
Iron Mountain, Inc. (a).................      6,952        185,340
Stericycle, Inc. (a)....................      3,139        152,085
Waste Connections, Inc. (a).............      2,902         83,752
                                                      ------------
                                                           838,882
                                                      ------------
COMMUNICATIONS EQUIPMENT -- 5.4%
Brocade Communications Systems,
  Inc. (a)..............................     15,500        121,830
Cisco Systems, Inc. (a).................    218,708      5,148,386
F5 Networks, Inc. (a)...................      3,100        122,853
Harris Corp. ...........................      4,902        184,315
Juniper Networks, Inc. (a)..............     20,106        543,264
Motorola, Inc. .........................     81,871        703,272
QUALCOMM, Inc. .........................     62,230      2,799,106
Tellabs, Inc. (a).......................     14,300         98,956
                                                      ------------
                                                         9,721,982
                                                      ------------
COMPUTERS & PERIPHERALS -- 8.0%
Apple, Inc. (a).........................     33,720      6,250,676
Dell, Inc. (a)..........................     65,576      1,000,690
EMC Corp. (a)...........................     76,533      1,304,122
Hewlett-Packard Co. ....................     90,153      4,256,123
NCR Corp. (a)...........................      6,427         88,821
NetApp, Inc. (a)........................     12,907        344,359
SanDisk Corp. (a).......................      8,758        190,049
Seagate Technology......................     18,600        282,906
Sun Microsystems, Inc. (a)..............     28,068        255,138
Teradata Corp. (a)......................      6,403        176,211
Western Digital Corp. (a)...............      8,326        304,149
                                                      ------------
                                                        14,453,244
                                                      ------------
CONSTRUCTION & ENGINEERING -- 0.7%
Aecom Technology Corp. (a)..............      3,516         95,424
Fluor Corp. ............................      6,904        351,068
Jacobs Engineering Group, Inc. (a)......      4,756        218,538
KBR, Inc. ..............................      5,876        136,852
Quanta Services, Inc. (a)(b)............      7,175        158,783
The Shaw Group, Inc. (a)................      3,016         96,784
URS Corp. (a)...........................      3,200        139,680
                                                      ------------
                                                         1,197,129
                                                      ------------

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
CONSTRUCTION MATERIALS -- 0.2%
Martin Marietta Materials, Inc. (b).....      1,701   $    156,611
Vulcan Materials Co. (b)................      4,320        233,582
                                                      ------------
                                                           390,193
                                                      ------------
CONSUMER FINANCE -- 0.2%
Discover Financial Services.............     20,808        337,714
                                                      ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .............................      3,443        169,395
Crown Holdings, Inc. (a)................      5,813        158,114
Pactiv Corp. (a)........................      4,744        123,581
                                                      ------------
                                                           451,090
                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Apollo Group, Inc. (a)..................      4,917        362,236
Career Education Corp. (a)(b)...........      2,456         59,877
DeVry, Inc. ............................      2,253        124,636
ITT Educational Services, Inc. (a)(b)...      1,414        156,120
Strayer Education, Inc. (b).............        515        112,105
Weight Watchers International, Inc. ....      1,500         41,160
                                                      ------------
                                                           856,134
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
CME Group, Inc. ........................      2,594        799,445
Intercontinental Exchange, Inc. (a).....      2,728        265,134
Leucadia National Corp. (a).............      7,505        185,524
Moody's Corp. (b).......................      7,331        149,992
MSCI, Inc. (Class A) (a)................      3,900        115,518
The Nasdaq OMX Group, Inc. (a)..........      5,739        120,806
                                                      ------------
                                                         1,636,419
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0% (C)
Clearwire Corp. (Class A) (a)(b)........      2,574         20,927
                                                      ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. .................      6,406        169,887
ITC Holdings Corp. .....................      1,798         81,719
                                                      ------------
                                                           251,606
                                                      ------------
ELECTRICAL EQUIPMENT -- 1.0%
AMETEK, Inc. ...........................      3,856        134,613
Emerson Electric Co. ...................     28,731      1,151,538
First Solar, Inc. (a)(b)................      1,752        267,811
Roper Industries, Inc. .................      3,425        174,607
SunPower Corp. (Class A) (a)(b).........      3,783        113,074
                                                      ------------
                                                         1,841,643
                                                      ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.3%
Agilent Technologies, Inc. (a)..........     13,237        368,386
Amphenol Corp. (Class A)................      6,372        240,097
Arrow Electronics, Inc. (a).............      4,354        122,565
Avnet, Inc. (a).........................      5,439        141,251
Corning, Inc. ..........................     59,483        910,685
Dolby Laboratories, Inc. (Class
  A) (a)(b).............................      1,882         71,874
FLIR Systems, Inc. (a)(b)...............      5,560        155,513
Itron, Inc. (a)(b)......................      1,421         91,143
Mettler-Toledo International, Inc. (a)..      1,243        112,603
Trimble Navigation, Ltd. (a)............      4,373        104,558
                                                      ------------
                                                         2,318,675
                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 3.9%
Baker Hughes, Inc. .....................     11,537        492,168
BJ Services Co. ........................     11,264        218,859
Cameron International Corp. (a).........      8,213        310,616
Diamond Offshore Drilling, Inc. (b).....      2,482        237,081
ENSCO International, Inc. ..............      5,456        232,098
FMC Technologies, Inc. (a)..............      4,548        237,587
Halliburton Co. ........................     33,973        921,348
Helmerich & Payne, Inc. (b).............      3,477        137,446
Nabors Industries, Ltd. (a)(b)..........     10,952        228,897
National-Oilwell Varco, Inc. (a)........     15,892        685,422
Oceaneering International, Inc. (a).....      2,000        113,500
Patterson-UTI Energy, Inc. (b)..........      5,623         84,907
Pride International, Inc. (a)(b)........      6,304        191,894
Rowan Cos., Inc. .......................      3,956         91,265
Schlumberger, Ltd. .....................     45,261      2,697,556
Smith International, Inc. (b)...........      8,361        239,961
                                                      ------------
                                                         7,120,605
                                                      ------------
FOOD & STAPLES RETAILING -- 4.7%
Costco Wholesale Corp. .................     16,432        927,751
CVS Caremark Corp. .....................     54,376      1,943,398
Wal-Mart Stores, Inc. ..................     83,030      4,075,943
Walgreen Co. ...........................     37,652      1,410,820
Whole Foods Market, Inc. (a)(b).........      5,058        154,218
                                                      ------------
                                                         8,512,130
                                                      ------------
FOOD PRODUCTS -- 0.2%
Dean Foods Co. (a)......................      6,556        116,631
Flowers Foods, Inc. (b).................      3,116         81,920
Ralcorp Holdings, Inc. (a)..............      2,200        128,634
                                                      ------------
                                                           327,185
                                                      ------------
GAS UTILITIES -- 0.3%
EQT Corp. ..............................      4,723        201,200
ONEOK, Inc. ............................      3,527        129,159
Questar Corp. ..........................      6,562        246,468
                                                      ------------
                                                           576,827
                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
Baxter International, Inc. .............     22,946      1,308,151
Beckman Coulter, Inc. ..................      2,575        177,521
Becton, Dickinson & Co. ................      8,639        602,570
Boston Scientific Corp. (a).............     57,450        608,395
C.R. Bard, Inc. ........................      3,710        291,643
CareFusion Corp. (a)....................      6,900        150,420
DENTSPLY International, Inc. (b)........      5,568        192,319
Edwards Lifesciences Corp. (a)..........      2,048        143,176
Gen-Probe, Inc. (a).....................      1,959         81,181
Hologic, Inc. (a).......................      9,287        151,750
Hospira, Inc. (a).......................      6,100        272,060
IDEXX Laboratories, Inc. (a)............      2,162        108,100
Intuitive Surgical, Inc. (a)............      1,425        373,706
Inverness Medical Innovations,
  Inc. (a)..............................      3,100        120,063
Kinetic Concepts, Inc. (a)(b)...........      2,264         83,723
Medtronic, Inc. ........................     42,285      1,556,088
ResMed, Inc. (a)........................      2,750        124,300
St. Jude Medical, Inc. (a)..............     13,212        515,400
Stryker Corp. ..........................     11,386        517,266
Varian Medical Systems, Inc. (a)........      4,828        203,404
Zimmer Holdings, Inc. (a)...............      8,276        442,352
                                                      ------------
                                                         8,023,588
                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
Aetna, Inc. ............................     16,646        463,258
AmerisourceBergen Corp. ................     11,276        252,357
Community Health Systems, Inc. (a)......      3,392        108,306

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Coventry Health Care, Inc. (a)..........      5,386   $    107,505
DaVita, Inc. (a)........................      3,998        226,447
Express Scripts, Inc. (Class A) (a).....      9,675        750,586
Henry Schein, Inc. (a)(b)...............      3,278        179,995
Laboratory Corp. of America
  Holdings (a)..........................      4,200        275,940
Lincare Holdings, Inc. (a)(b)...........      2,840         88,750
McKesson Corp. .........................     10,247        610,209
Medco Health Solutions, Inc. (a)........     17,906        990,381
Patterson Cos., Inc. (a)(b).............      3,857        105,103
Quest Diagnostics, Inc. ................      5,741        299,623
UnitedHealth Group, Inc. ...............     44,179      1,106,242
WellPoint, Inc. (a).....................     18,033        854,043
                                                      ------------
                                                         6,418,745
                                                      ------------
HEALTH CARE TECHNOLOGY -- 0.2%
Cerner Corp. (a)(b).....................      2,320        173,536
IMS Health, Inc. .......................      6,597        101,264
                                                      ------------
                                                           274,800
                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Burger King Holdings, Inc. .............      3,346         58,856
Carnival Corp. .........................     16,100        535,808
Chipotle Mexican Grill, Inc. (Class
  A) (a)(b).............................      1,200        116,460
Darden Restaurants, Inc. ...............      5,371        183,312
International Game Technology...........     11,304        242,810
Las Vegas Sands Corp. (a)(b)............     16,054        270,349
MGM MIRAGE, Inc. (a)....................      9,747        117,354
Penn National Gaming, Inc. (a)..........      2,489         68,846
Starbucks Corp. (a).....................     27,871        575,536
Wendy's/Arby's Group, Inc. (Class A)....     15,979         75,581
Wyndham Worldwide Corp. ................      7,000        114,240
Wynn Resorts, Ltd. (a)(b)...............      2,843        201,540
Yum! Brands, Inc. ......................     17,654        595,999
                                                      ------------
                                                         3,156,691
                                                      ------------
HOUSEHOLD DURABLES -- 0.2%
Garmin, Ltd. (b)........................      4,366        164,773
NVR, Inc. (a)(b)........................        228        145,320
Pulte Homes, Inc. ......................     12,363        135,870
                                                      ------------
                                                           445,963
                                                      ------------
HOUSEHOLD PRODUCTS -- 1.0%
Church & Dwight Co., Inc. ..............      2,548        144,573
Colgate-Palmolive Co. ..................     18,940      1,444,743
Energizer Holdings, Inc. (a)............      2,531        167,907
                                                      ------------
                                                         1,757,223
                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Calpine Corp. (a).......................     14,450        166,464
Constellation Energy Group, Inc. .......      6,791        219,824
RRI Energy, Inc. (a)....................     14,598        104,230
The AES Corp. (a).......................     25,006        370,589
                                                      ------------
                                                           861,107
                                                      ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
McDermott International, Inc. (a).......      8,751        221,138
                                                      ------------
INSURANCE -- 2.5%
Berkshire Hathaway, Inc. (Class
  A) (a)(b).............................         44      4,444,000
Brown & Brown, Inc. ....................      4,489         86,009
                                                      ------------
                                                         4,530,009
                                                      ------------
INTERNET & CATALOG RETAIL -- 0.9%
Amazon.com, Inc. (a)....................     11,752      1,097,167
Expedia, Inc. (a).......................      7,733        185,205
Netflix, Inc. (a)(b)....................      1,682         77,658
Priceline.com, Inc. (a)(b)..............      1,576        261,332
                                                      ------------
                                                         1,621,362
                                                      ------------
INTERNET SOFTWARE & SERVICES -- 3.7%
Akamai Technologies, Inc. (a)...........      6,558        129,062
eBay, Inc. (a)..........................     41,705        984,655
Equinix, Inc. (a)(b)....................      1,500        138,000
Google, Inc. (Class A) (a)..............      8,724      4,325,795
IAC/InterActiveCorp. (a)(b).............      4,047         81,709
VeriSign, Inc. (a)(b)...................      7,075        167,607
Yahoo!, Inc. (a)(b).....................     49,773        886,457
                                                      ------------
                                                         6,713,285
                                                      ------------
IT SERVICES -- 3.1%
Affiliated Computer Services, Inc.
  (Class A) (a).........................      3,368        182,445
Alliance Data Systems Corp. (a)(b)......      2,352        143,660
Automatic Data Processing, Inc. ........     19,150        752,595
Broadridge Financial Solutions, Inc. ...      5,107        102,651
Cognizant Technology Solutions Corp.
  (Class A) (a).........................     11,157        431,330
DST Systems, Inc. (a)(b)................      1,384         62,003
Fidelity National Information
  Services, Inc. .......................      6,902        176,070
Fiserv, Inc. (a)........................      5,829        280,958
Genpact, Ltd. (a).......................      2,500         30,750
Global Payments, Inc. ..................      2,905        135,663
Hewitt Associates, Inc. (Class A) (a)...      3,227        117,560
Lender Processing Services, Inc. .......      3,700        141,229
ManTech International Corp. (Class
  A) (a)................................        757         35,700
Mastercard, Inc. (Class A) (b)..........      3,683        744,518
Metavante Technologies, Inc. (a)........      3,245        111,888
Paychex, Inc. (b).......................     12,390        359,929
SAIC, Inc. (a)..........................      7,880        138,215
The Western Union Co. ..................     26,539        502,118
Total System Services, Inc. ............      7,163        115,396
Visa, Inc. (Class A)....................     16,343      1,129,465
                                                      ------------
                                                         5,694,143
                                                      ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Charles River Laboratories
  International, Inc. (a)...............      2,471         91,378
Covance, Inc. (a)(b)....................      2,320        125,628
Illumina, Inc. (a)(b)...................      4,502        191,335
Life Technologies Corp. (a).............      6,767        315,004
Millipore Corp. (a).....................      2,184        153,601
PerkinElmer, Inc. ......................      4,306         82,847
Pharmaceutical Product
  Development, Inc. ....................      4,229         92,784
Techne Corp. ...........................      1,362         85,193
Thermo Fisher Scientific, Inc. (a)......     15,649        683,392
Waters Corp. (a)........................      3,635        203,051
                                                      ------------
                                                         2,024,213
                                                      ------------

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
MACHINERY -- 3.1%
AGCO Corp. (a)..........................      3,327   $     91,925
Caterpillar, Inc. ......................     23,574      1,210,053
Cummins, Inc. ..........................      6,949        311,385
Danaher Corp. (b).......................      9,392        632,270
Deere & Co. ............................     16,000        686,720
Donaldson Co., Inc. ....................      2,453         84,947
Dover Corp. ............................      7,067        273,917
Flowserve Corp. ........................      2,200        216,788
Harsco Corp. ...........................      3,061        108,390
Illinois Tool Works, Inc. ..............     16,378        699,504
Joy Global, Inc. .......................      3,715        181,812
Lincoln Electric Holdings, Inc. ........      1,476         70,036
Navistar International Corp. (a)........      2,234         83,596
PACCAR, Inc. (b)........................     13,129        495,095
Pall Corp. .............................      4,314        139,256
Parker-Hannifin Corp. ..................      6,045        313,373
                                                      ------------
                                                         5,599,067
                                                      ------------
MEDIA -- 3.0%
Cablevision Systems Corp. (Class A).....      8,897        211,304
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a)(b)......................      1,132          7,924
Comcast Corp. (Class A).................    109,357      1,847,040
Discovery Communications, Inc. Series
  A (a)(b)..............................     10,588        305,887
DISH Network Corp. (Class A) (a)........      7,684        147,994
DreamWorks Animation SKG, Inc. (Class
  A) (a)................................      2,700         96,039
John Wiley & Sons, Inc. (Class A).......      1,842         64,065
Liberty Global, Inc. Series A (a)(b)....      9,672        218,297
Liberty Media Corp. -- Entertainment
  Series A (a)..........................     19,797        615,885
Marvel Entertainment, Inc. (a)..........      1,890         93,782
Omnicom Group, Inc. ....................     11,906        439,808
Scripps Networks Interactive (Class A)..      3,022        111,663
The DIRECTV Group, Inc. (a)(b)..........     17,551        484,056
The Interpublic Group of Cos.,
  Inc. (a)..............................     19,210        144,459
The Washington Post Co. (Class B).......        230        107,658
Time Warner Cable, Inc. ................     13,416        578,095
                                                      ------------
                                                         5,473,956
                                                      ------------
METALS & MINING -- 2.1%
Alcoa, Inc. ............................     37,100        486,752
Cliffs Natural Resources, Inc. .........      4,796        155,199
Freeport-McMoRan Copper & Gold, Inc. ...     15,645      1,073,403
Newmont Mining Corp. ...................     18,130        798,083
Nucor Corp. ............................     10,929        513,772
Reliance Steel & Aluminum Co. (b).......      2,331         99,207
Southern Copper Corp. ..................      7,899        242,420
Steel Dynamics, Inc. ...................      7,744        118,793
United States Steel Corp. ..............      5,500        244,035
Walter Energy, Inc. ....................      2,100        126,126
                                                      ------------
                                                         3,857,790
                                                      ------------
MULTILINE RETAIL -- 1.4%
Dollar Tree Stores, Inc. (a)............      3,275        159,427
Family Dollar Stores, Inc. .............      4,822        127,301
Kohl's Corp. (a)........................     10,923        623,157
Nordstrom, Inc. ........................      6,562        200,404
Sears Holdings Corp. (a)(b).............      2,200        143,682
Target Corp. ...........................     25,974      1,212,466
                                                      ------------
                                                         2,466,437
                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 6.2%
Alpha Natural Resources, Inc. (a).......      6,035        211,828
Anadarko Petroleum Corp. ...............     18,535      1,162,701
Arch Coal, Inc. ........................      6,255        138,423
Cabot Oil & Gas Corp. ..................      3,737        133,598
Chesapeake Energy Corp. ................     23,863        677,709
Cimarex Energy Co. .....................      3,140        136,025
CNX Gas Corp. (a).......................      1,058         32,481
Concho Resources, Inc. (a)..............      2,664         96,756
CONSOL Energy, Inc. ....................      6,977        314,732
Continental Resources, Inc. (a)(b)......      1,389         54,407
Denbury Resources, Inc. (a).............      9,438        142,797
Energy Transfer Equity LP...............      3,961        110,908
EOG Resources, Inc. ....................      9,596        801,362
EXCO Resources, Inc. (a)................      6,218        116,214
Hess Corp. .............................     11,270        602,494
Kinder Morgan Management, LLC (a).......      1,426         67,521
Murphy Oil Corp. .......................      7,204        414,734
Noble Energy, Inc. .....................      6,610        435,996
Occidental Petroleum Corp. .............     30,750      2,410,800
Peabody Energy Corp. ...................     10,201        379,681
Petrohawk Energy Corp. (a)..............     11,584        280,449
Plains Exploration & Production
  Co. (a)...............................      5,247        145,132
Quicksilver Resources, Inc. (a)(b)......      5,260         74,639
Range Resources Corp. (b)...............      5,816        287,078
Southwestern Energy Co. (a).............     13,072        557,913
Tesoro Corp. (b)........................      4,971         74,466
Ultra Petroleum Corp. (a)...............      5,730        280,541
Whiting Petroleum Corp. (a).............      1,835        105,659
XTO Energy, Inc. .......................     21,930        906,148
                                                      ------------
                                                        11,153,192
                                                      ------------
PERSONAL PRODUCTS -- 0.4%
Avon Products, Inc. ....................     16,328        554,499
The Estee Lauder Cos., Inc. (Class A)...      4,115        152,584
                                                      ------------
                                                           707,083
                                                      ------------
PHARMACEUTICALS -- 0.7%
Allergan, Inc. .........................     11,757        667,328
Endo Pharmaceuticals Holdings,
  Inc. (a)..............................      3,997         90,452
Mylan, Inc. (a).........................     11,700        187,317
Perrigo Co. ............................      3,077        104,587
Watson Pharmaceuticals, Inc. (a)........      4,100        150,224
                                                      ------------
                                                         1,199,908
                                                      ------------
PROFESSIONAL SERVICES -- 0.5%
Equifax, Inc. ..........................      4,597        133,957
FTI Consulting, Inc. (a)(b).............      1,849         78,786
IHS, Inc. (Class A) (a)(b)..............      1,732         88,557
Manpower, Inc. .........................      2,834        160,716
Robert Half International, Inc. (b).....      5,507        137,785
The Dun & Bradstreet Corp. .............      1,963        147,853
Watson Wyatt Worldwide, Inc. (Class A)..      1,541         67,126
                                                      ------------
                                                           814,780
                                                      ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Digital Realty Trust, Inc. (b)..........      2,549        116,515
Public Storage..........................      4,779        359,572

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Simon Property Group, Inc. .............     10,920   $    758,175
Ventas, Inc. ...........................      5,794        223,069
                                                      ------------
                                                         1,457,331
                                                      ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc. (Class
  A) (a)................................      8,800        103,312
                                                      ------------
ROAD & RAIL -- 1.6%
Burlington Northern Santa Fe Corp. .....     10,500        838,215
CSX Corp. ..............................     14,900        623,714
Hertz Global Holdings, Inc. (a)(b)......      6,620         71,694
J.B. Hunt Transport Services, Inc. .....      3,553        114,158
Kansas City Southern (a)................      3,700         98,013
Union Pacific Corp. ....................     19,100      1,114,485
                                                      ------------
                                                         2,860,279
                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
Advanced Micro Devices, Inc. (a)(b).....     22,244        125,901
Altera Corp. ...........................     10,907        223,703
Analog Devices, Inc. ...................     10,879        300,043
Applied Materials, Inc. ................     51,177        685,772
Broadcom Corp. (Class A) (a)............     14,645        449,455
Cree, Inc. (a)..........................      3,625        133,219
KLA-Tencor Corp. (b)....................      6,545        234,704
Lam Research Corp. (a)..................      4,945        168,921
Linear Technology Corp. (b).............      8,000        221,040
LSI Logic Corp. (a).....................     23,467        128,834
Marvell Technology Group, Ltd. (a)......     18,326        296,698
Maxim Integrated Products, Inc. ........     11,507        208,737
MEMC Electronic Materials, Inc. (a).....      8,220        136,699
Micron Technology, Inc. (a)(b)..........     32,550        266,910
National Semiconductor Corp. ...........      9,242        131,883
NVIDIA Corp. (a)........................     20,236        304,147
ON Semiconductor Corp. (a)..............     16,000        132,000
Texas Instruments, Inc. ................     48,445      1,147,662
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)...............      2,642         86,763
Xilinx, Inc. (b)........................     10,556        247,221
                                                      ------------
                                                         5,630,312
                                                      ------------
SOFTWARE -- 8.4%
Activision Blizzard, Inc. (a)...........     21,517        266,596
Adobe Systems, Inc. (a).................     19,984        660,271
Ansys, Inc. (a).........................      3,265        122,340
Autodesk, Inc. (a)......................      8,733        207,845
BMC Software, Inc. (a)..................      7,015        263,273
CA, Inc. ...............................     16,074        353,467
Citrix Systems, Inc. (a)................      6,910        271,079
Electronic Arts, Inc. (a)(b)............     12,308        234,468
Factset Research Systems, Inc. .........      1,579        104,593
Intuit, Inc. (a)........................     10,913        311,021
McAfee, Inc. (a)........................      5,804        254,157
Microsoft Corp. ........................    300,636      7,783,466
Nuance Communications, Inc. (a).........      7,943        118,827
Oracle Corp. ...........................    145,145      3,024,822
Red Hat, Inc. (a).......................      6,934        191,656
Rovi Corp. (a)..........................      3,200        107,520
Salesforce.com, Inc. (a)................      3,954        225,101
Sybase, Inc. (a)(b).....................      3,249        126,386
Symantec Corp. (a)......................     31,515        519,052
VMware, Inc. (Class A) (a)..............      1,414         56,800
                                                      ------------
                                                        15,202,740
                                                      ------------
SPECIALTY RETAIL -- 2.9%
Abercrombie & Fitch Co. (Class A) (b)...      3,170        104,230
Advance Auto Parts, Inc. ...............      3,440        135,123
American Eagle Outfitters, Inc. ........      6,619        111,596
AutoZone, Inc. (a)(b)...................      1,261        184,383
Bed Bath & Beyond, Inc. (a).............     10,088        378,704
Best Buy Co., Inc. .....................     12,938        485,434
CarMax, Inc. (a)........................      7,745        161,870
GameStop Corp. (Class A) (a)(b).........      6,043        159,958
Guess ?, Inc. ..........................      2,207         81,747
Lowe's Cos., Inc. ......................     55,621      1,164,704
O'Reilly Automotive, Inc. (a)(b)........      5,268        190,386
PetSmart, Inc. .........................      4,631        100,724
Ross Stores, Inc. ......................      4,707        224,853
Staples, Inc. ..........................     26,875        624,037
The Sherwin-Williams Co. ...............      3,798        228,488
The TJX Cos., Inc. .....................     15,485        575,268
Tiffany & Co. ..........................      4,513        173,886
Urban Outfitters, Inc. (a)..............      4,862        146,687
                                                      ------------
                                                         5,232,078
                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Coach, Inc. ............................     12,179        400,933
NIKE, Inc. (Class B)....................     10,228        661,751
Polo Ralph Lauren Corp. ................      2,230        170,863
                                                      ------------
                                                         1,233,547
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc. ..............     18,331        241,053
TFS Financial Corp. ....................      3,418         40,674
                                                      ------------
                                                           281,727
                                                      ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Fastenal Co. (b)........................      5,364        207,587
MSC Industrial Direct Co., Inc.
  (Class A).............................      1,573         68,551
W.W. Grainger, Inc. ....................      2,400        214,464
                                                      ------------
                                                           490,602
                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
American Tower Corp. (Class A) (a)......     15,080        548,912
Crown Castle International
  Corp. (a)(b)..........................      9,281        291,052
MetroPCS Communications, Inc. (a)(b)....      8,945         83,725
NII Holdings, Inc. (a)..................      6,027        180,690
SBA Communications Corp. (Class
  A) (a)(b).............................      4,240        114,607
                                                      ------------
                                                         1,218,986
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $202,354,526)...................               180,494,471
                                                      ------------

SPDR DOW JONES LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
SHORT TERM INVESTMENTS -- 4.4%
MONEY MARKET FUNDS -- 4.4%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  7,595,769   $  7,595,769
STIC Prime Portfolio....................    398,061        398,061
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,993,830).....................                 7,993,830
                                                      ------------
TOTAL INVESTMENTS -- 104.2% (G)
  (Cost $210,348,356)...................               188,488,301
OTHER ASSETS AND
  LIABILITIES -- (4.2)%.................                (7,534,023)
                                                      ------------
NET ASSETS -- 100.0%....................              $180,954,278
                                                      ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated issuer. (See accompanying Notes to Schedules of
     Investments.)
(e)  Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 3.8%
Alliant Techsystems, Inc. (a)...........        720   $     56,052
Boeing Co. .............................     13,014        704,708
General Dynamics Corp. .................      6,374        411,760
Honeywell International, Inc. ..........     13,636        506,578
L-3 Communications Holdings, Inc. ......      2,366        190,037
Lockheed Martin Corp. ..................      6,075        474,336
Northrop Grumman Corp. .................      5,868        303,669
Raytheon Co. ...........................      7,689        368,841
United Technologies Corp. ..............     17,458      1,063,716
                                                      ------------
                                                         4,079,697
                                                      ------------
AIR FREIGHT & LOGISTICS -- 0.7%
United Parcel Service, Inc. (Class B)...     13,871        783,295
                                                      ------------
AUTO COMPONENTS -- 0.3%
Johnson Controls, Inc. .................     11,651        297,800
                                                      ------------
AUTOMOBILES -- 0.5%
Ford Motor Co. (a)......................     63,950        461,080
Harley-Davidson, Inc. (b)...............      4,822        110,906
                                                      ------------
                                                           571,986
                                                      ------------
BEVERAGES -- 2.8%
Brown-Forman Corp. (Class B)............      2,158        104,059
Coca-Cola Enterprises, Inc. ............      6,511        139,400
Constellation Brands, Inc. (Class
  A) (a)................................      3,998         60,570
Dr. Pepper Snapple Group, Inc. (a)......      4,795        137,856
Molson Coors Brewing Co. (Class B)......      3,031        147,549
PepsiAmericas, Inc. ....................      1,232         35,186
The Coca-Cola Co. ......................     42,451      2,279,619
The Pepsi Bottling Group, Inc. .........      2,771        100,975
                                                      ------------
                                                         3,005,214
                                                      ------------
BIOTECHNOLOGY -- 0.1%
Dendreon Corp. (a)(b)...................      2,259         63,229
                                                      ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ............................      7,364         95,143
                                                      ------------
CAPITAL MARKETS -- 3.3%
AllianceBernstein Holding LP (b)........        226          6,165
Ameriprise Financial, Inc. .............      5,300        192,549
Federated Investors, Inc. (Class
  B) (b)................................      1,995         52,608
Invesco, Ltd. ..........................      8,213        186,928
Legg Mason, Inc. (b)....................      3,303        102,492
Morgan Stanley..........................     24,955        770,611
Och-Ziff Capital Management Group LLC
  (Class A).............................        738          8,982
The Bank of New York Mellon Corp. ......     23,762        688,860
The Goldman Sachs Group, Inc. ..........      8,571      1,580,064
                                                      ------------
                                                         3,589,259
                                                      ------------
CHEMICALS -- 1.8%
Air Products & Chemicals, Inc. .........      3,874        300,545
CF Industries Holdings, Inc. ...........      1,069         92,180
E. I. du Pont de Nemours & Co. .........     16,853        541,655
Eastman Chemical Co. (b)................      1,498         80,203
International Flavors & Fragrances,
  Inc. (b)..............................      1,721         65,278
PPG Industries, Inc. ...................      3,303        192,268
The Dow Chemical Co. ...................     22,777        593,796
The Scotts Miracle-Gro Co. (Class
  A) (b)................................        923         39,643
Valspar Corp. ..........................      1,748         48,087
                                                      ------------
                                                         1,953,655
                                                      ------------
COMMERCIAL BANKS -- 4.8%
BB&T Corp. (b)..........................     13,514        368,121
BOK Financial Corp. (b).................        412         19,084
City National Corp. (b).................        943         36,711
Comerica, Inc. .........................      3,106         92,155
Commerce Bancshares, Inc. ..............      1,397         52,024
Cullen/Frost Bankers, Inc. (b)..........      1,129         58,302
Fifth Third Bancorp.....................     15,708        159,122
First Horizon National Corp. (a)........      4,212         55,725
Keycorp.................................     16,200        105,300
M&T Bank Corp. (b)......................      1,431         89,180
PNC Financial Services Group, Inc. .....      9,195        446,785
Regions Financial Corp. (b).............     22,727        141,135
SunTrust Banks, Inc. ...................      9,597        216,412
U.S. Bancorp............................     38,056        831,904
Wells Fargo & Co. ......................     88,435      2,492,098
                                                      ------------
                                                         5,164,058
                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Avery Dennison Corp. (b)................      2,221         79,978
Pitney Bowes, Inc. .....................      4,309        107,079
R.R. Donnelley & Sons Co. ..............      4,374         92,991
Republic Services, Inc. ................      6,436        171,005
Waste Management, Inc. .................      9,854        293,846
                                                      ------------
                                                           744,899
                                                      ------------
COMPUTERS & PERIPHERALS -- 2.9%
International Business Machines Corp. ..     26,376      3,154,833
                                                      ------------
CONSUMER FINANCE -- 1.0%
American Express Co. ...................     20,932        709,595
Capital One Financial Corp. ............      8,922        318,783
SLM Corp. (a)...........................      9,522         83,032
                                                      ------------
                                                         1,111,410
                                                      ------------
CONTAINERS & PACKAGING -- 0.3%
Aptargroup, Inc. .......................      1,332         49,764
Bemis Co., Inc. ........................      2,096         54,307
Owens-Illinois, Inc. (a)................      3,425        126,382
Sealed Air Corp. .......................      3,081         60,480
Sonoco Products Co. ....................      2,153         59,294
                                                      ------------
                                                           350,227
                                                      ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ......................      3,246        123,543
                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
H&R Block, Inc. ........................      6,977        128,237
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.4%
Bank of America Corp. ..................    172,495      2,918,615
Citigroup, Inc. ........................    302,571      1,464,444
JPMorgan Chase & Co. ...................     78,436      3,437,066
NYSE Euronext...........................      5,133        148,292
                                                      ------------
                                                         7,968,417
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
AT&T, Inc. .............................    118,459      3,199,578
CenturyTel, Inc. .......................      6,046        203,146
Frontier Communications Corp. ..........      6,317         47,630
Level 3 Communications, Inc. (a)........     30,526         42,431

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Qwest Communications International,
  Inc. (b)..............................     28,776   $    109,637
Verizon Communications, Inc. ...........     57,023      1,726,086
Windstream Corp. .......................      8,525         86,358
                                                      ------------
                                                         5,414,866
                                                      ------------
ELECTRIC UTILITIES -- 3.6%
American Electric Power Co., Inc. ......      9,419        291,895
DPL, Inc. (b)...........................      2,553         66,633
Duke Energy Corp. ......................     25,541        402,015
Edison International....................      5,937        199,364
Entergy Corp. ..........................      3,846        307,142
Exelon Corp. ...........................     13,133        651,659
FirstEnergy Corp. ......................      6,067        277,383
FPL Group, Inc. ........................      7,407        409,089
Northeast Utilities.....................      3,596         85,369
NV Energy, Inc. ........................      4,823         55,899
Pepco Holdings, Inc. ...................      4,466         66,454
Pinnacle West Capital Corp. (b).........      2,036         66,822
PPL Corp. ..............................      7,326        222,271
Progress Energy, Inc. ..................      5,739        224,165
The Southern Co. .......................     16,009        507,005
Westar Energy, Inc. ....................      2,256         44,015
                                                      ------------
                                                         3,877,180
                                                      ------------
ELECTRICAL EQUIPMENT -- 0.1%
Hubbell, Inc. (Class B).................      1,043         43,806
Rockwell Automation, Inc. (b)...........      2,617        111,484
                                                      ------------
                                                           155,290
                                                      ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
Ingram Micro, Inc. (Class A) (a)........      3,305         55,689
Molex, Inc. (b).........................      2,467         51,511
                                                      ------------
                                                           107,200
                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 0.0% (C)
Tidewater, Inc. ........................      1,029         48,456
                                                      ------------
FOOD & STAPLES RETAILING -- 0.7%
Safeway, Inc. ..........................      8,199        161,684
SUPERVALU, Inc. ........................      4,709         70,918
Sysco Corp. ............................     11,702        290,795
The Kroger Co. .........................     12,027        248,237
                                                      ------------
                                                           771,634
                                                      ------------
FOOD PRODUCTS -- 2.8%
Archer-Daniels-Midland Co. .............     11,601        338,981
Bunge, Ltd. ............................      2,504        156,776
Campbell Soup Co. ......................      4,373        142,647
ConAgra Foods, Inc. ....................      8,927        193,537
General Mills, Inc. ....................      6,156        396,323
H.J. Heinz Co. .........................      6,180        245,655
Hormel Foods Corp. .....................      1,466         52,072
Kellogg Co. ............................      4,759        234,286
Kraft Foods, Inc. ......................     26,772        703,301
McCormick & Co., Inc. (b)...............      2,433         82,576
Sara Lee Corp. .........................     13,636        151,905
Smithfield Foods, Inc. (a)(b)...........      2,963         40,889
The Hershey Co. ........................      3,297        128,121
The J.M. Smucker Co. ...................      2,460        130,405
Tyson Foods, Inc. (Class A).............      5,995         75,717
                                                      ------------
                                                         3,073,191
                                                      ------------
GAS UTILITIES -- 0.3%
AGL Resources, Inc. ....................      1,539         54,281
Atmos Energy Corp. .....................      1,847         52,048
Energen Corp. ..........................      1,437         61,935
National Fuel Gas Co. ..................      1,412         64,684
Piedmont Natural Gas Co., Inc. .........      1,435         34,354
UGI Corp. ..............................      2,258         56,585
                                                      ------------
                                                           323,887
                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0% (C)
Teleflex, Inc. .........................        820         39,614
                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Cardinal Health, Inc. ..................      7,386        197,945
CIGNA Corp. ............................      5,568        156,405
Humana, Inc. (a)........................      3,387        126,335
Omnicare, Inc. .........................      2,261         50,918
Universal Health Services, Inc.
  (Class B).............................        999         61,868
                                                      ------------
                                                           593,471
                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Marriott International, Inc. (Class A)..      6,159        169,927
McDonald's Corp. .......................     21,758      1,241,729
Royal Caribbean Cruises, Ltd. (a)(b)....      2,953         71,108
Starwood Hotels & Resorts Worldwide,
  Inc. (b)..............................      3,482        115,011
                                                      ------------
                                                         1,597,775
                                                      ------------
HOUSEHOLD DURABLES -- 0.6%
D.R. Horton, Inc. ......................      5,632         64,261
Fortune Brands, Inc. ...................      3,074        132,120
Leggett & Platt, Inc. (b)...............      3,119         60,509
Mohawk Industries, Inc. (a).............      1,231         58,706
Newell Rubbermaid, Inc. (b).............      5,656         88,743
The Black & Decker Corp. (b)............      1,193         55,224
Toll Brothers, Inc. (a).................      2,667         52,113
Whirlpool Corp. (b).....................      1,524        106,619
                                                      ------------
                                                           618,295
                                                      ------------
HOUSEHOLD PRODUCTS -- 3.7%
Kimberly-Clark Corp. ...................      8,228        485,287
Procter & Gamble Co. ...................     58,393      3,382,123
The Clorox Co. .........................      2,871        168,872
                                                      ------------
                                                         4,036,282
                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a)..............      8,956         22,837
Mirant Corp. (a)........................      2,774         45,577
NRG Energy, Inc. (a)....................      5,236        147,603
                                                      ------------
                                                           216,017
                                                      ------------
INDUSTRIAL CONGLOMERATES -- 4.2%
3M Co. .................................     12,717        938,515
General Electric Co. ...................    210,510      3,456,574
Icahn Enterprises LP....................        194          7,752
Textron, Inc. (b).......................      5,176         98,241
                                                      ------------
                                                         4,501,082
                                                      ------------
INSURANCE -- 5.4%
AFLAC, Inc. ............................      9,244        395,089
Alleghany Corp. (a).....................        144         37,303
Allied World Assurance Company
  Holdings, Ltd. .......................        718         34,414

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
American Financial Group, Inc. .........      1,540   $     39,270
American International Group,
  Inc. (a)(b)...........................      2,432        107,276
AON Corp. ..............................      4,770        194,091
Arch Capital Group, Ltd. (a)............      1,150         77,671
Assurant, Inc. .........................      2,394         76,752
Axis Capital Holdings, Ltd. ............      2,873         86,707
Chubb Corp. ............................      6,952        350,450
Cincinnati Financial Corp. .............      3,114         80,933
CNA Financial Corp. (a)(b)..............        630         15,208
Everest Re Group, Ltd. .................      1,169        102,521
Fidelity National Financial, Inc.
  (Class A).............................      4,799         72,369
First American Corp. ...................      1,642         53,152
Genworth Financial, Inc. (Class A)......      9,597        114,684
Hartford Financial Services
  Group, Inc. ..........................      7,872        208,608
HCC Insurance Holdings, Inc. ...........      2,363         64,628
Lincoln National Corp. .................      5,208        134,939
Loews Corp. ............................      7,012        240,161
Markel Corp. (a)(b).....................        187         61,676
Marsh & McLennan Cos., Inc. ............     10,635        263,004
MetLife, Inc. ..........................     11,501        437,843
Odyssey Re Holdings Corp. (b)...........        309         20,026
Old Republic International Corp. .......      4,607         56,113
PartnerRe, Ltd. ........................      1,192         91,712
Principal Financial Group, Inc. ........      6,022        164,943
Prudential Financial, Inc. .............      9,220        460,170
Reinsurance Group of America, Inc. .....      1,237         55,170
RenaissanceRe Holdings, Ltd. ...........      1,220         66,807
The Allstate Corp. .....................     10,649        326,072
The Hanover Insurance Group, Inc. ......      1,029         42,529
The Progressive Corp. (a)...............     12,525        207,665
The Travelers Cos., Inc. ...............     11,278        555,216
Torchmark Corp. (b).....................      1,724         74,873
Transatlantic Holdings, Inc. ...........      1,207         60,555
Unum Group..............................      6,808        145,964
W.R. Berkley Corp. .....................      2,772         70,076
Wesco Financial Corp. ..................         48         15,624
White Mountains Insurance Group, Ltd. ..        153         46,973
XL Capital, Ltd. (Class A)..............      6,675        116,546
                                                      ------------
                                                         5,825,783
                                                      ------------
INTERNET & CATALOG RETAIL -- 0.1%
Liberty Media Corp -- Interactive (Class
  A) (a)................................     11,604        127,296
                                                      ------------
IT SERVICES -- 0.2%
Computer Sciences Corp. (a).............      3,107        163,770
                                                      ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Hasbro, Inc. ...........................      2,542         70,540
Mattel, Inc. ...........................      7,410        136,789
                                                      ------------
                                                           207,329
                                                      ------------
MACHINERY -- 0.4%
Eaton Corp. ............................      3,402        192,519
Pentair, Inc. (b).......................      2,015         59,483
SPX Corp. ..............................      1,078         66,049
The Stanley Works.......................      1,681         71,762
                                                      ------------
                                                           389,813
                                                      ------------
MEDIA -- 2.7%
CBS Corp. ..............................     12,474        150,312
Interactive Data Corp. .................        618         16,198
News Corp. (Class A)....................     46,108        552,835
The McGraw-Hill Cos., Inc. .............      6,161        154,887
The Walt Disney Co. ....................     34,489        947,068
Time Warner, Inc. ......................     23,712        682,431
Viacom, Inc. (a)........................     10,681        299,495
Virgin Media, Inc. (b)..................      5,952         82,852
                                                      ------------
                                                         2,886,078
                                                      ------------
METALS & MINING -- 0.1%
Allegheny Technologies, Inc. ...........      1,747         61,128
                                                      ------------
MULTI-UTILITIES -- 2.5%
Alliant Energy Corp. ...................      2,225         61,966
Ameren Corp. ...........................      4,341        109,741
CenterPoint Energy, Inc. ...............      6,358         79,030
CMS Energy Corp. (b)....................      4,590         61,506
Consolidated Edison, Inc. (b)...........      5,464        223,696
Dominion Resources, Inc. ...............     11,742        405,099
DTE Energy Co. .........................      3,395        119,300
Integrys Energy Group, Inc. (b).........      1,562         56,060
MDU Resources Group, Inc. ..............      3,287         68,534
NiSource, Inc. .........................      5,630         78,201
NSTAR...................................      2,191         69,718
OGE Energy Corp. .......................      1,949         64,473
PG&E Corp. .............................      7,560        306,104
Public Service Enterprise Group, Inc. ..     10,064        316,412
SCANA Corp. ............................      2,260         78,874
Sempra Energy...........................      4,437        221,007
TECO Energy, Inc. ......................      4,054         57,080
Vectren Corp. ..........................      1,642         37,832
Wisconsin Energy Corp. .................      2,442        110,305
Xcel Energy, Inc. ......................      9,267        178,297
                                                      ------------
                                                         2,703,235
                                                      ------------
MULTILINE RETAIL -- 0.3%
J. C. Penney Co., Inc. (b)..............      4,106        138,578
Macy's, Inc. ...........................      8,632        157,879
                                                      ------------
                                                           296,457
                                                      ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. ............................     17,147        132,718
                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 12.7%
Apache Corp. ...........................      6,625        608,374
Boardwalk Pipeline Partners LP (b)......        368          9,134
Buckeye Partners LP (b).................        510         24,689
Chevron Corp. ..........................     39,952      2,813,819
ConocoPhillips..........................     25,952      1,171,992
Devon Energy Corp. .....................      8,376        563,956
El Paso Corp. ..........................     14,554        150,197
Enbridge Energy Partners LP.............        661         29,785
Energy Transfer Partners LP (b).........        991         42,167
Enterprise GP Holdings LP (b)...........        323          9,554
Enterprise Products Partners LP (b).....      3,106         87,962
Exxon Mobil Corp. ......................     95,806      6,573,250
Forest Oil Corp. (a)(b).................      2,120         41,488
Kinder Morgan Energy Partners LP........      1,835         99,127
Magellan Midstream Partners LP (b)......      1,058         39,781
Marathon Oil Corp. .....................     14,066        448,705
Newfield Exploration Co. (a)............      2,670        113,635
NuStar Energy LP (b)....................        411         21,306
ONEOK Partners LP (b)...................        527         27,884
Pioneer Natural Resources Co. ..........      2,272         82,451
Plains All American Pipeline LP.........      1,062         49,160

SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Spectra Energy Corp. ...................     12,667   $    239,913
Sunoco, Inc. ...........................      2,260         64,297
TEPPCO Partners LP......................        825         28,644
The Williams Cos., Inc. ................     11,395        203,629
Valero Energy Corp. ....................     11,089        215,016
                                                      ------------
                                                        13,759,915
                                                      ------------
PAPER & FOREST PRODUCTS -- 0.4%
International Paper Co. ................      8,096        179,974
MeadWestvaco Corp. .....................      2,932         65,413
Weyerhaeuser Co. .......................      4,358        159,721
                                                      ------------
                                                           405,108
                                                      ------------
PERSONAL PRODUCTS -- 0.1%
Alberto-Culver Co. .....................      1,745         48,302
Mead Johnson Nutrition Co. (Class
  A) (b)................................        713         32,163
                                                      ------------
                                                            80,465
                                                      ------------
PHARMACEUTICALS -- 11.5%
Abbott Laboratories.....................     30,618      1,514,673
Bristol-Myers Squibb Co. ...............     39,140        881,433
Eli Lilly & Co. ........................     19,537        645,307
Forest Laboratories, Inc. (a)...........      6,257        184,206
Johnson & Johnson.......................     55,179      3,359,849
King Pharmaceuticals, Inc. (a)..........      5,029         54,162
Merck & Co., Inc. ......................     42,072      1,330,737
Pfizer, Inc. ...........................    134,324      2,223,062
Schering-Plough Corp. ..................     32,244        910,893
Wyeth...................................     26,549      1,289,751
                                                      ------------
                                                        12,394,073
                                                      ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
AMB Property Corp. .....................      2,885         66,211
Annaly Capital Management, Inc. ........     11,155        202,352
Avalonbay Communities, Inc. ............      1,674        121,750
Boston Properties, Inc. (b).............      2,840        186,162
Developers Diversified Realty
  Corp. (b).............................        217          2,005
Equity Residential......................      5,578        171,245
Federal Realty Investment Trust (b).....      1,190         73,030
HCP, Inc. (b)...........................      5,588        160,599
Health Care REIT, Inc. .................      2,367         98,515
Host Hotels & Resorts, Inc. ............     12,191        143,488
Kimco Realty Corp. .....................      7,647         99,717
Liberty Property Trust..................      2,189         71,208
Nationwide Health Properties, Inc. .....      2,057         63,746
Plum Creek Timber Co., Inc. ............      3,485        106,780
ProLogis (b)............................      8,654        103,156
Rayonier, Inc. .........................      1,720         70,365
Realty Income Corp. (b).................      2,153         55,224
Regency Centers Corp. (b)...............      1,635         60,577
Vornado Realty Trust....................      3,437        221,377
                                                      ------------
                                                         2,077,507
                                                      ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. (b).........      5,280         59,453
The St. Joe Co. (a)(b)..................      1,847         53,784
                                                      ------------
                                                           113,237
                                                      ------------
ROAD & RAIL -- 0.3%
Norfolk Southern Corp. .................      7,291        314,315
Ryder Systems, Inc. ....................      1,106         43,200
                                                      ------------
                                                           357,515
                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
Intel Corp. ............................    110,881      2,169,941
Microchip Technology, Inc. (b)..........      3,593         95,215
                                                      ------------
                                                         2,265,156
                                                      ------------
SOFTWARE -- 0.1%
Synopsys, Inc. (a)......................      2,951         66,161
                                                      ------------
SPECIALTY RETAIL -- 1.1%
AutoNation, Inc. (a)(b).................      1,339         24,209
Limited Brands, Inc. ...................      5,633         95,705
The Gap, Inc. ..........................     10,060        215,284
The Home Depot, Inc. ...................     33,771        899,659
                                                      ------------
                                                         1,234,857
                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. (b).........................      1,755        127,115
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Capitol Federal Financial...............        411         13,530
New York Community Bancorp, Inc. (b)....      7,098         81,059
People's United Financial, Inc. ........      3,527         54,880
                                                      ------------
                                                           149,469
                                                      ------------
TOBACCO -- 2.8%
Altria Group, Inc. .....................     41,017        730,513
Lorillard, Inc. ........................      3,312        246,082
Philip Morris International, Inc. ......     38,579      1,880,340
Reynolds American, Inc. ................      3,460        154,039
                                                      ------------
                                                         3,010,974
                                                      ------------
WATER UTILITIES -- 0.1%
American Water Works Co., Inc. .........      2,001         39,900
Aqua America, Inc. (b)..................      2,769         48,845
                                                      ------------
                                                            88,745
                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Sprint Nextel Corp. (a).................     56,234        222,124
Telephone & Data Systems, Inc. .........      1,850         57,368
US Cellular Corp. (a)...................        309         12,073
                                                      ------------
                                                           291,565
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $121,331,025)...................               107,774,611
                                                      ------------
SHORT TERM INVESTMENTS -- 1.9%
MONEY MARKET FUNDS -- 1.9%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  2,016,368      2,016,368
STIC Prime Portfolio....................     60,271         60,271
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,076,639).....................                 2,076,639
                                                      ------------
TOTAL INVESTMENTS -- 101.7% (F)
  (Cost $123,407,664)...................               109,851,250
OTHER ASSETS AND
  LIABILITIES -- (1.7)%.................                (1,833,922)
                                                      ------------
NET ASSETS -- 100.0%....................              $108,017,328
                                                      ============


SPDR DOW JONES LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.7%
Alliant Techsystems, Inc. (a)...........       1,119   $     87,114
Curtiss-Wright Corp. (b)................       1,578         53,857
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................       3,580         64,655
TransDigm Group, Inc. (a)(b)............       1,296         64,554
                                                       ------------
                                                            270,180
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ....................       3,489         50,521
                                                       ------------
AIRLINES -- 0.5%
AMR Corp. (a)...........................       9,578         76,145
Continental Airlines, Inc. (Class
  B) (a)(b).............................       4,835         79,487
JetBlue Airways Corp. (a)(b)............       8,756         52,361
                                                       ------------
                                                            207,993
                                                       ------------
AUTO COMPONENTS -- 0.8%
BorgWarner, Inc. (b)....................       4,049        122,523
Gentex Corp. (b)........................       4,831         68,359
The Goodyear Tire & Rubber Co. (a)(b)...       8,353        142,251
                                                       ------------
                                                            333,133
                                                       ------------
BEVERAGES -- 0.6%
Constellation Brands, Inc. (Class
  A) (a)................................       6,968        105,565
Hansen Natural Corp. (a)................       2,460         90,381
PepsiAmericas, Inc. ....................       2,127         60,747
                                                       ------------
                                                            256,693
                                                       ------------
BIOTECHNOLOGY -- 2.0%
Alexion Pharmaceuticals, Inc. (a)(b)....       3,106        138,341
Amylin Pharmaceuticals, Inc. (a)(b).....       4,809         65,835
BioMarin Pharmaceutical, Inc. (a)(b)....       3,493         63,154
Dendreon Corp. (a)(b)...................       4,087        114,395
Human Genome Sciences, Inc. (a)(b)......       5,615        105,674
Isis Pharmaceuticals, Inc. (a)(b).......       3,267         47,600
Onyx Pharmaceuticals, Inc. (a)(b).......       2,088         62,577
OSI Pharmaceuticals, Inc. (a)(b)........       2,028         71,589
Regeneron Pharmaceuticals, Inc. (a)(b)..       2,204         42,537
United Therapeutics Corp. (a)(b)........       1,626         79,658
                                                       ------------
                                                            791,360
                                                       ------------
BUILDING PRODUCTS -- 0.3%
Lennox International, Inc. (b)..........       1,823         65,847
Owens Corning, Inc. (a)(b)..............       3,071         68,944
                                                       ------------
                                                            134,791
                                                       ------------
CAPITAL MARKETS -- 2.7%
Affiliated Managers Group, Inc. (a)(b)..       1,444         93,874
AllianceBernstein Holding LP (b)........         614         16,750
Eaton Vance Corp. (b)...................       4,079        114,171
Federated Investors, Inc. (Class
  B) (b)................................       3,632         95,776
Greenhill & Co., Inc. ..................         438         39,236
Jefferies Group, Inc. (a)(b)............       3,940        107,286
Knight Capital Group, Inc.
  (Class A) (a)(b)......................       3,245         70,579
Lazard, Ltd. (Class A)..................       1,342         55,438
Legg Mason, Inc. (b)....................       5,656        175,506
Och-Ziff Capital Management Group LLC
  (Class A) (b).........................         636          7,740
Raymond James Financial, Inc. (b).......       3,451         80,339
SEI Investments Co. ....................       5,450        107,256
The Blackstone Group LP (b).............       2,864         40,669
Waddell & Reed Financial, Inc.
  (Class A).............................       2,944         83,757
                                                       ------------
                                                          1,088,377
                                                       ------------
CHEMICALS -- 2.9%
Albemarle Corp. (b).....................       3,228        111,689
Celanese Corp. Series A (b).............       4,985        124,625
Eastman Chemical Co. (b)................       2,374        127,104
International Flavors &
  Fragrances, Inc. .....................       2,774        105,218
Intrepid Potash, Inc. (a)(b)............       1,492         35,196
Lubrizol Corp. (b)......................       2,339        167,145
Nalco Holding Co. (b)...................       4,858         99,540
RPM International, Inc. (b).............       4,491         83,039
Sensient Technologies Corp. ............       1,715         47,626
Terra Industries, Inc. (b)..............       3,520        122,038
Terra Nitrogen Co. LP (b)...............         129         13,446
The Scotts Miracle-Gro Co.
  (Class A) (b).........................       1,552         66,658
The Valspar Corp. (b)...................       3,243         89,215
                                                       ------------
                                                          1,192,539
                                                       ------------
COMMERCIAL BANKS -- 3.4%
Associated Ban-Corp. (b)................       4,182         47,758
BancorpSouth, Inc. (b)..................       2,734         66,737
Bank of Hawaii Corp. (b)................       1,665         69,164
BOK Financial Corp. (b).................         786         36,408
City National Corp. (b).................       1,438         55,981
Comerica, Inc. (b)......................       5,252        155,827
Commerce Bancshares, Inc. (b)...........       2,273         84,647
Cullen/Frost Bankers, Inc. (b)..........       1,980        102,247
First Citizens Bancshares, Inc.
  (Class A).............................         204         32,456
First Horizon National Corp. (a)(b).....       7,686        101,688
FirstMerit Corp. (b)....................       2,894         55,073
Fulton Financial Corp. (b)..............       6,152         45,279
Marshall & Ilsley Corp. ................      12,913        104,208
Prosperity Bancshares, Inc. (b).........       1,615         56,186
Synovus Financial Corp. (b).............      14,791         55,466
TCF Financial Corp. (b).................       4,234         55,211
UMB Financial Corp. (b).................       1,168         47,234
Valley National Bancorp (b).............       4,943         60,749
Westamerica Bancorp (b).................       1,018         52,936
Zions Bancorporation (b)................       4,324         77,702
                                                       ------------
                                                          1,362,957
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Avery Dennison Corp. (b)................       3,916        141,015
Clean Harbors, Inc. (a)(b)..............         805         45,289
Copart, Inc. (a)(b).....................       2,376         78,907
Corrections Corp. of America (a)........       3,943         89,309
Covanta Holding Corp. (a)...............       4,455         75,735
R.R. Donnelley & Sons Co. (b)...........       7,122        151,414
Rollins, Inc. (b).......................       1,801         33,949
Tetra Tech, Inc. (a)(b).................       2,108         55,925
Waste Connections, Inc. (a)(b)..........       2,727         78,701
                                                       ------------
                                                            750,244
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Brocade Communications Systems,
  Inc. (a)(b)...........................      14,064        110,543
EchoStar Corp. (Class A) (a)(b).........       1,419         26,195
F5 Networks, Inc. (a)...................       2,774        109,934

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Polycom, Inc. (a)(b)....................       2,903   $     77,655
Tellabs, Inc. (a)(b)....................      12,459         86,216
                                                       ------------
                                                            410,543
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.5%
Diebold, Inc. (b).......................       2,290         75,410
Lexmark International, Inc.
  (Class A) (a)(b)......................       2,746         59,149
NCR Corp. (a)...........................       5,506         76,093
QLogic Corp. (a)(b).....................       4,169         71,707
SanDisk Corp. (a)(b)....................       8,010        173,817
Teradata Corp. (a)(b)...................       6,080        167,321
                                                       ------------
                                                            623,497
                                                       ------------
CONSTRUCTION & ENGINEERING -- 1.3%
Aecom Technology Corp. (a)..............       3,363         91,272
EMCOR Group, Inc. (a)(b)................       2,290         57,983
Granite Construction, Inc. (b)..........       1,200         37,128
KBR, Inc. (b)...........................       5,614        130,750
The Shaw Group, Inc. (a)................       2,840         91,136
URS Corp. (a)...........................       2,913        127,152
                                                       ------------
                                                            535,421
                                                       ------------
CONTAINERS & PACKAGING -- 1.9%
Aptargroup, Inc. (b)....................       2,151         80,361
Bemis Co., Inc. ........................       3,813         98,795
Greif, Inc. (Class A)...................       1,193         65,675
Packaging Corp. of America..............       3,573         72,889
Pactiv Corp. (a)........................       4,602        119,882
Rock-Tenn Co. (Class A) (b).............       1,333         62,798
Sealed Air Corp. .......................       5,582        109,575
Silgan Holdings, Inc. (b)...............         892         47,035
Sonoco Products Co. ....................       3,511         96,693
                                                       ------------
                                                            753,703
                                                       ------------
DISTRIBUTORS -- 0.2%
LKQ Corp. (a)(b)........................       4,877         90,420
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Brink's Home Security Holdings,
  Inc. (a)(b)...........................       1,604         49,387
Career Education Corp. (a)(b)...........       2,045         49,857
Corinthian Colleges, Inc. (a)(b)........       2,781         51,616
Service Corp. International (b).........       8,798         61,674
Strayer Education, Inc. (b).............         490        106,663
Weight Watchers International,
  Inc. (b)..............................       1,241         34,053
                                                       ------------
                                                            353,250
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
MSCI, Inc. (Class A) (a)................       3,533        104,647
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
Clearwire Corp. (Class A) (a)(b)........       2,564         20,845
Frontier Communications Corp. (b).......      10,861         81,892
Level 3 Communications, Inc. (a)(b).....      55,060         76,534
tw telecom, inc. (a)(b).................       5,091         68,474
                                                       ------------
                                                            247,745
                                                       ------------
ELECTRIC UTILITIES -- 2.2%
Cleco Corp. (b).........................       2,108         52,869
DPL, Inc. (b)...........................       4,095        106,880
Great Plains Energy, Inc. (b)...........       4,692         84,221
Hawaiian Electric Industries, Inc. (b)..       3,227         58,473
IDACORP, Inc. (b).......................       1,631         46,956
ITC Holdings Corp. (b)..................       1,689         76,765
NV Energy, Inc. (b).....................       8,252         95,641
Pepco Holdings, Inc. (b)................       7,768        115,588
Pinnacle West Capital Corp. (b).........       3,553        116,609
Portland General Electric Co. (b).......       2,629         51,844
Westar Energy, Inc. (b).................       3,703         72,246
                                                       ------------
                                                            878,092
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.3%
Acuity Brands, Inc. (b).................       1,521         48,992
AMETEK, Inc. (b)........................       3,744        130,703
Brady Corp. (Class A) (b)...............       1,613         46,325
Hubbell, Inc. (Class B).................       1,827         76,734
SunPower Corp. (Class A) (a)(b).........       3,416        102,104
Thomas & Betts Corp. (a)................       1,860         55,949
Woodward Governor Co. (b)...............       2,001         48,544
                                                       ------------
                                                            509,351
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
Anixter International, Inc. (a)(b)......       1,073         43,038
Arrow Electronics, Inc. (a)(b)..........       4,224        118,906
Avnet, Inc. (a).........................       5,278        137,070
AVX Corp. ..............................       1,800         21,474
FLIR Systems, Inc. (a)..................       5,305        148,381
Ingram Micro, Inc. (Class A) (a)........       5,716         96,315
Itron, Inc. (a)(b)......................       1,370         87,872
Jabil Circuit, Inc. ....................       6,899         92,515
Mettler-Toledo International,
  Inc. (a)(b)...........................       1,184        107,258
Molex, Inc. (b).........................       4,492         93,793
National Instruments Corp. (b)..........       2,149         59,377
Trimble Navigation, Ltd. (a)(b).........       4,243        101,450
                                                       ------------
                                                          1,107,449
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Dresser-Rand Group, Inc. (a)............       2,859         88,829
Helmerich & Payne, Inc. (b).............       3,345        132,228
Oceaneering International, Inc. (a)(b)..       1,800        102,150
Patterson-UTI Energy, Inc. (b)..........       5,395         81,464
Rowan Cos., Inc. (b)....................       3,574         82,452
SEACOR Holdings, Inc. (a)(b)............         665         54,284
Superior Energy Services, Inc. (a)(b)...       2,705         60,917
Tidewater, Inc. (b).....................       1,763         83,020
Unit Corp. (a)(b).......................       1,654         68,227
                                                       ------------
                                                            753,571
                                                       ------------
FOOD & STAPLES RETAILING -- 0.8%
BJ's Wholesale Club, Inc. (a)(b)........       1,921         69,579
SUPERVALU, Inc. (b).....................       7,485        112,724
Whole Foods Market, Inc. (a)(b).........       4,833        147,358
                                                       ------------
                                                            329,661
                                                       ------------
FOOD PRODUCTS -- 1.8%
Corn Products International, Inc. ......       2,600         74,152
Dean Foods Co. (a)(b)...................       6,370        113,322
Del Monte Foods Co. ....................       6,814         78,906
Flowers Foods, Inc. (b).................       2,988         78,555
Fresh Del Monte Produce, Inc. (a)(b)....       1,461         33,033
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................       1,323         97,690
Lancaster Colony Corp. (b)..............         711         36,453
Ralcorp Holdings, Inc. (a)..............       1,992        116,472

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Smithfield Foods, Inc. (a)(b)...........       5,398   $     74,493
Tootsie Roll Industries, Inc. (b).......         806         19,167
                                                       ------------
                                                            722,243
                                                       ------------
GAS UTILITIES -- 1.9%
AGL Resources, Inc. (b).................       2,619         92,372
Amerigas Partners LP (b)................         570         20,543
Atmos Energy Corp. .....................       3,138         88,429
Energen Corp. ..........................       2,555        110,120
National Fuel Gas Co. (b)...............       2,380        109,028
New Jersey Resources Corp. .............       1,478         53,666
Nicor, Inc. (b).........................       1,576         57,666
Piedmont Natural Gas Co., Inc. (b)......       2,419         57,911
Spectra Energy Partners LP (b)..........         411          9,996
Suburban Propane Partners LP (b)........         618         25,845
UGI Corp. ..............................       3,801         95,253
WGL Holdings, Inc. (b)..................       1,759         58,293
                                                       ------------
                                                            779,122
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
Gen-Probe, Inc. (a)(b)..................       1,719         71,235
Haemonetics Corp. (a)...................         892         50,059
IDEXX Laboratories, Inc. (a)(b).........       2,099        104,950
Immucor, Inc. (a)(b)....................       2,448         43,330
Inverness Medical Innovations,
  Inc. (a)(b)...........................       2,781        107,708
Kinetic Concepts, Inc. (a)(b)...........       2,176         80,468
Masimo Corp. (a)(b).....................       1,820         47,684
NuVasive, Inc. (a)(b)...................       1,270         53,035
ResMed, Inc. (a)(b).....................       2,673        120,820
STERIS Corp. (b)........................       1,893         57,642
Teleflex, Inc. .........................       1,384         66,861
Thoratec Corp. (a)(b)...................       1,966         59,511
West Pharmaceutical
  Services, Inc. (b)....................       1,149         46,661
                                                       ------------
                                                            909,964
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
AMERIGROUP Corp. (a)(b).................       1,858         41,192
athenahealth, Inc. (a)..................       1,105         42,399
Community Health Systems, Inc. (a)(b)...       3,293        105,145
Coventry Health Care, Inc. (a)(b).......       5,148        102,754
Emdeon, Inc. (Class A) (a)..............         829         13,430
Health Net, Inc. (a)(b).................       3,617         55,702
LifePoint Hospitals, Inc. (a)(b)........       1,867         50,521
Lincare Holdings, Inc. (a)(b)...........       2,318         72,438
MEDNAX, Inc. (a)(b).....................       1,560         85,675
Omnicare, Inc. (b)......................       4,173         93,976
Owens & Minor, Inc. (b).................       1,437         65,024
Patterson Cos., Inc. (a)(b).............       3,491         95,130
Psychiatric Solutions, Inc. (a)(b)......       1,870         50,041
Universal Health Services, Inc.
  (Class B).............................       1,624        100,574
VCA Antech, Inc. (a)(b).................       2,953         79,406
                                                       ------------
                                                          1,053,407
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts-Misys Healthcare Solutions,
  Inc. (b)..............................       2,025         41,047
HLTH Corp. (a)(b).......................       3,206         46,839
IMS Health, Inc. .......................       6,403         98,286
                                                       ------------
                                                            186,172
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Bally Technologies, Inc. (a)............       1,908         73,210
Brinker International, Inc. (b).........       3,530         55,527
Burger King Holdings, Inc. (b)..........       3,225         56,728
Chipotle Mexican Grill, Inc. (a)(b).....       1,117        108,405
Choice Hotels International, Inc. (b)...       1,039         32,271
International Speedway Corp.
  (Class A).............................         977         26,936
MGM MIRAGE, Inc. (a)(b).................       8,815        106,133
Panera Bread Co. (Class A) (a)(b).......       1,097         60,335
Penn National Gaming, Inc. (a)..........       2,343         64,807
Royal Caribbean Cruises, Ltd. (a)(b)....       4,745        114,259
Scientific Games Corp. (Class A) (a)....       2,427         38,419
Wendy's/Arby's Group, Inc.
  (Class A) (b).........................      12,619         59,688
Wyndham Worldwide Corp. (b).............       6,306        102,914
                                                       ------------
                                                            899,632
                                                       ------------
HOUSEHOLD DURABLES -- 2.9%
Leggett & Platt, Inc. (b)...............       5,515        106,991
Lennar Corp. (Class A) (b)..............       5,185         73,886
M.D.C. Holdings, Inc. ..................       1,257         43,668
Mohawk Industries, Inc. (a)(b)..........       1,950         92,995
Newell Rubbermaid, Inc. (b).............       9,701        152,209
NVR, Inc. (a)(b)........................         204        130,023
Pulte Homes, Inc. (b)...................      11,619        127,693
The Black & Decker Corp. (b)............       2,092         96,839
Toll Brothers, Inc. (a)(b)..............       4,640         90,666
Tupperware Brands Corp. ................       2,194         87,584
Whirlpool Corp. (b).....................       2,557        178,888
                                                       ------------
                                                          1,181,442
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.4%
Energizer Holdings, Inc. (a)............       2,451        162,599
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Dynegy, Inc. (Class A) (a)(b)...........      17,465         44,536
Mirant Corp. (a)(b).....................       4,933         81,049
Ormat Technologies, Inc. (b)............         616         25,145
RRI Energy, Inc. (a)(b).................      12,204         87,137
                                                       ------------
                                                            237,867
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. (b).................       2,141         72,601
Icahn Enterprises LP....................         185          7,393
Seaboard Corp. .........................          13         16,900
Textron, Inc. (b).......................       9,542        181,107
                                                       ------------
                                                            278,001
                                                       ------------
INSURANCE -- 6.7%
Alleghany Corp. (a).....................         221         57,250
Allied World Assurance Company
  Holdings, Ltd. .......................       1,242         59,529
American Financial Group, Inc. .........       2,697         68,773
American International Group,
  Inc. (a)(b)...........................       4,172        184,027
American National Insurance Co. (b).....         559         47,627
Arthur J. Gallagher & Co. (b)...........       3,416         83,248
Aspen Insurance Holdings, Ltd. .........       2,626         69,510
Assurant, Inc. .........................       4,096        131,318
Assured Guaranty, Ltd. .................       4,287         83,254
Brown & Brown, Inc. ....................       3,954         75,759

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Endurance Specialty
  Holdings, Ltd. (b)....................       1,790   $     65,281
Erie Indemnity Co. (Class A) (b)........       1,110         41,581
Fidelity National Financial, Inc.
  (Class A).............................       8,143        122,796
First American Corp. (b)................       2,891         93,582
Genworth Financial, Inc. (Class A)......      16,773        200,437
HCC Insurance Holdings, Inc. (b)........       3,962        108,361
Markel Corp. (a)(b).....................         346        114,118
Mercury General Corp. (b)...............         919         33,249
Montpelier Re Holdings, Ltd. (b)........       2,808         45,827
Odyssey Re Holdings Corp. (b)...........         582         37,719
Old Republic International Corp. (b)....       7,961         96,965
OneBeacon Insurance Group, Ltd. (Class
  A) (b)................................         831         11,418
Platinum Underwriters Holdings,
  Ltd. (b)..............................       1,697         60,820
ProAssurance Corp. (a)..................       1,161         60,593
Reinsurance Group of America, Inc. (b)..       2,569        114,577
RenaissanceRe Holdings, Ltd. ...........       2,201        120,527
StanCorp Financial Group, Inc. .........       1,719         69,396
The Hanover Insurance Group, Inc. ......       1,800         74,394
Torchmark Corp. ........................       2,874        124,818
Transatlantic Holdings, Inc. (b)........       2,019        101,293
Validus Holdings, Ltd. .................       2,755         71,079
Wesco Financial Corp. ..................          50         16,275
White Mountains Insurance Group, Ltd. ..         269         82,586
                                                       ------------
                                                          2,727,987
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.2%
Netflix, Inc. (a)(b)....................       1,597         73,733
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 0.8%
Akamai Technologies, Inc. (a)(b)........       6,098        120,009
Equinix, Inc. (a)(b)....................       1,340        123,280
IAC/InterActiveCorp. (a)(b).............       3,782         76,358
WebMD Health Corp. (Class A) (a)........         293          9,704
                                                       ------------
                                                            329,351
                                                       ------------
IT SERVICES -- 2.9%
Alliance Data Systems Corp. (a)(b)......       2,051        125,275
Broadridge Financial Solutions,
  Inc. (b)..............................       4,957         99,636
CACI International, Inc. (Class
  A) (a)(b).............................       1,051         49,681
DST Systems, Inc. (a)(b)................       1,387         62,138
Gartner, Inc. (a).......................       2,238         40,888
Genpact, Ltd. (a).......................       1,988         24,452
Global Payments, Inc. ..................       2,848        133,002
Hewitt Associates, Inc. (Class A) (a)...       3,033        110,492
Lender Processing Services, Inc. .......       3,348        127,793
ManTech International Corp. (Class
  A) (a)................................         739         34,851
Metavante Technologies, Inc. (a)........       3,150        108,612
NeuStar, Inc. (Class A) (a)(b)..........       2,536         57,314
Perot Systems Corp. (Class A) (a).......       3,026         89,872
Total System Services, Inc. (b).........       6,950        111,964
                                                       ------------
                                                          1,175,970
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Bio-Rad Laboratories, Inc. (Class
  A) (a)(b).............................         671         61,651
Charles River Laboratories
  International, Inc. (a)(b)............       2,262         83,649
Covance, Inc. (a)(b)....................       2,216        119,996
PerkinElmer, Inc. ......................       3,987         76,710
Pharmaceutical Product
  Development, Inc. ....................       3,769         82,692
Techne Corp. ...........................       1,282         80,189
                                                       ------------
                                                            504,887
                                                       ------------
MACHINERY -- 4.1%
AGCO Corp. (a)(b).......................       3,230         89,245
CLARCOR, Inc. (b).......................       1,788         56,072
Crane Co. (b)...........................       1,777         45,864
Donaldson Co., Inc. (b).................       2,308         79,926
Gardner Denver, Inc. (a)................       1,813         63,237
Graco, Inc. (b).........................       2,106         58,694
Harsco Corp. (b)........................       2,835        100,387
IDEX Corp. (b)..........................       2,760         77,142
Joy Global, Inc. (b)....................       3,606        176,478
Kennametal, Inc. (b)....................       2,739         67,407
Lincoln Electric Holdings, Inc. (b).....       1,415         67,142
Navistar International Corp. (a)........       1,811         67,768
Nordson Corp. (b).......................       1,042         58,446
Pall Corp. .............................       4,189        135,221
Pentair, Inc. ..........................       3,470        102,434
Snap-On, Inc. (b).......................       2,004         69,659
SPX Corp. (b)...........................       1,730        105,997
The Stanley Works (b)...................       2,764        117,995
The Timken Co. (b)......................       2,708         63,449
Wabtec Corp. (b)........................       1,693         63,538
                                                       ------------
                                                          1,666,101
                                                       ------------
MARINE -- 0.2%
Kirby Corp. (a)(b)......................       1,875         69,037
                                                       ------------
MEDIA -- 1.5%
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a)(b)......................       1,419          9,933
DreamWorks Animation SKG, Inc.
  (Class A) (a) (b).....................       2,392         85,084
Interactive Data Corp. (b)..............       1,253         32,841
John Wiley & Sons, Inc.
  (Class A) (b).........................       1,753         60,969
Marvel Entertainment, Inc. (a)..........       1,810         89,812
Morningstar, Inc. (a)(b)................         729         35,400
Regal Entertainment Group (b)...........       2,720         33,511
The Interpublic Group of Cos.,
  Inc. (a)(b)...........................      17,165        129,081
Virgin Media, Inc. (b)..................      10,322        143,682
                                                       ------------
                                                            620,313
                                                       ------------
METALS & MINING -- 2.0%
Allegheny Technologies, Inc. (b)........       3,238        113,298
Cliffs Natural Resources, Inc. (b)......       4,625        149,665
Commercial Metals Co. (b)...............       3,919         70,150
Compass Minerals
  International, Inc. (b)...............       1,130         69,631
Reliance Steel & Aluminum Co. ..........       2,195         93,419
Royal Gold, Inc. .......................       1,419         64,706
Steel Dynamics, Inc. (b)................       7,597        116,538

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Titanium Metals Corp. (b)...............       2,988   $     28,655
Walter Energy, Inc. (b).................       1,867        112,132
                                                       ------------
                                                            818,194
                                                       ------------
MULTI-UTILITIES -- 2.1%
Alliant Energy Corp. (b)................       3,895        108,476
CMS Energy Corp. (b)....................       7,913        106,034
Integrys Energy Group, Inc. (b).........       2,618         93,960
NiSource, Inc. .........................       9,520        132,233
NSTAR...................................       3,767        119,866
OGE Energy Corp. (b)....................       3,350        110,818
TECO Energy, Inc. ......................       7,024         98,898
Vectren Corp. ..........................       2,825         65,088
                                                       ------------
                                                            835,373
                                                       ------------
MULTILINE RETAIL -- 0.2%
Big Lots, Inc. (a)(b)...................       2,887         72,233
                                                       ------------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)(b).............................       2,083         54,012
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 5.9%
Alliance Resource Partners LP (b).......         359         13,017
Alpha Natural Resources, Inc. (a)(b)....       5,530        194,103
Arch Coal, Inc. (b).....................       5,737        126,960
BP Prudhoe Bay Royalty Trust (b)........         751         56,062
Buckeye Partners LP (b).................         907         43,908
Cabot Oil & Gas Corp. ..................       3,569        127,592
Cheniere Energy Partners LP.............         187          1,823
Cimarex Energy Co. (b)..................       2,918        126,408
Comstock Resources, Inc. (a)............       1,606         64,369
Concho Resources, Inc. (a)..............       2,450         88,984
El Paso Pipeline Partners LP (b)........         664         13,765
Encore Acquisition Co. (a)(b)...........       1,867         69,826
EXCO Resources, Inc. (a)(b).............       5,961        111,411
Forest Oil Corp. (a)(b).................       3,452         67,556
Frontier Oil Corp. (b)..................       3,630         50,530
Inergy LP...............................         941         28,023
Linn Energy LLC.........................       2,020         46,278
Magellan Midstream Partners LP (b)......       1,849         69,522
Massey Energy Co. ......................       2,928         81,662
Natural Resource Partners LP (b)........         608         12,689
NuStar Energy LP........................         752         38,984
Pioneer Natural Resources Co. (b).......       3,959        143,672
Plains Exploration & Production
  Co. (a)...............................       4,838        133,819
Quicksilver Resources, Inc. (a)(b)......       4,182         59,343
SandRidge Energy, Inc. (a)(b)...........       5,114         66,277
Southern Union Co. (b)..................       3,640         75,676
St. Mary Land & Exploration Co. (b).....       2,181         70,795
Sunoco Logistics Partners LP............         356         21,093
Sunoco, Inc. ...........................       4,152        118,124
Teekay Corp. (b)........................       1,476         32,280
TEPPCO Partners LP......................       1,502         52,149
Tesoro Corp. (b)........................       4,838         72,473
Whiting Petroleum Corp. (a)(b)..........       1,761        101,398
                                                       ------------
                                                          2,380,571
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.3%
MeadWestvaco Corp. .....................       5,275        117,685
                                                       ------------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. (b)..................       2,998         82,985
Chattem, Inc. (a)(b)....................         644         42,768
Herbalife, Ltd. (b).....................       2,161         70,751
                                                       ------------
                                                            196,504
                                                       ------------
PHARMACEUTICALS -- 1.2%
Auxilium Pharmaceuticals, Inc. (a)(b)...       1,450         49,605
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................       3,554         80,427
King Pharmaceuticals, Inc. (a)..........       8,424         90,726
Perrigo Co. (b).........................       2,988        101,562
Sepracor, Inc. (a)......................       3,813         87,318
Valeant Pharmaceuticals
  International (a)(b)..................       2,448         68,691
                                                       ------------
                                                            478,329
                                                       ------------
PROFESSIONAL SERVICES -- 1.6%
Equifax, Inc. ..........................       4,460        129,964
FTI Consulting, Inc. (a)(b).............       1,791         76,315
IHS, Inc. (Class A) (a)(b)..............       1,583         80,939
Manpower, Inc. (b)......................       2,711        153,741
Robert Half International, Inc. (b).....       5,264        131,705
Watson Wyatt Worldwide, Inc. (Class
  A) (b)................................       1,479         64,425
                                                       ------------
                                                            637,089
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.1%
Alexandria Real Estate Equities,
  Inc. (b)..............................       1,381         75,057
AMB Property Corp. (b)..................       5,163        118,491
Camden Property Trust (b)...............       2,196         88,499
Corporate Office Properties Trust (b)...       2,014         74,276
Digital Realty Trust, Inc. (b)..........       2,474        113,087
Douglas Emmett, Inc. (b)................       4,251         52,202
Duke Realty Corp. (b)...................       7,903         94,915
Essex Property Trust, Inc. (b)..........         960         76,397
Federal Realty Investment Trust (b).....       2,151        132,007
Highwoods Properties, Inc. (b)..........       2,452         77,115
Hospitality Properties Trust............       4,180         85,147
Kimco Realty Corp. (b)..................      13,289        173,289
Liberty Property Trust..................       3,942        128,233
Mack-Cali Realty Corp. .................       2,766         89,425
MFA Financial, Inc. ....................       9,564         76,130
National Retail Properties, Inc. (b)....       2,802         60,159
Nationwide Health Properties, Inc. .....       3,769        116,801
OMEGA Healthcare Investors, Inc. (b)....       2,870         45,977
ProLogis (b)............................      15,629        186,298
Rayonier, Inc. (b)......................       2,768        113,239
Realty Income Corp. (b).................       3,682         94,443
Regency Centers Corp. (b)...............       2,792        103,444
Senior Housing Properties Trust (b).....       4,345         83,033
UDR, Inc. (b)...........................       5,233         82,367
Washington Real Estate Investment
  Trust (b).............................       2,041         58,781
Weingarten Realty Investors (b).........       4,095         81,572
                                                       ------------
                                                          2,480,384
                                                       ------------

SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Brookfield Properties Corp. (b).........       8,959   $    100,878
CB Richard Ellis Group, Inc. (Class A)
  (a) (b)...............................       7,914         92,910
The St. Joe Co. (a).....................       3,239         94,320
                                                       ------------
                                                            288,108
                                                       ------------
ROAD & RAIL -- 1.2%
Heartland Express, Inc. (b).............       1,933         27,835
Hertz Global Holdings, Inc. (a)(b)......       6,290         68,121
J.B. Hunt Transport Services, Inc. .....       3,334        107,121
Kansas City Southern (a)(b).............       3,350         88,742
Knight Transportation, Inc. (b).........       2,032         34,097
Landstar Systems, Inc. .................       1,804         68,660
Ryder Systems, Inc. (b).................       1,951         76,206
Werner Enterprises, Inc. (b)............       1,784         33,236
                                                       ------------
                                                            504,018
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
Advanced Micro Devices, Inc. (a)(b).....      21,649        122,533
Atmel Corp. (a)(b)......................      14,102         59,087
Cree, Inc. (a)..........................       3,268        120,099
Intersil Corp. (Class A)................       4,287         65,634
Lam Research Corp. (a)(b)...............       4,463        152,456
LSI Logic Corp. (a)(b)..................      22,406        123,009
MEMC Electronic Materials, Inc. (a)(b)..       7,891        131,227
National Semiconductor Corp. (b)........       8,346        119,098
Novellus Systems, Inc. (a)..............       3,427         71,899
ON Semiconductor Corp. (a)(b)...........      14,592        120,384
PMC-Sierra, Inc. (a)(b).................       7,572         72,388
Silicon Laboratories, Inc. (a)(b).......       1,570         72,785
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)...............       2,534         83,217
                                                       ------------
                                                          1,313,816
                                                       ------------
SOFTWARE -- 3.3%
Ansys, Inc. (a)(b)......................       3,044        114,059
Cadence Design Systems, Inc. (a)(b).....       9,222         67,689
Compuware Corp. (a).....................       8,101         59,380
Concur Technologies, Inc. (a)(b)........       1,474         58,606
Factset Research Systems, Inc. .........       1,513        100,221
Informatica Corp. (a)(b)................       3,057         69,027
Jack Henry & Associates, Inc. (b).......       2,940         69,002
MICROS Systems, Inc. (a)(b).............       2,813         84,924
Novell, Inc. (a)........................      12,109         54,612
Nuance Communications, Inc. (a).........       7,707        115,297
Parametric Technology Corp. (a)(b)......       4,067         56,206
Quality Systems, Inc. ..................         628         38,666
Quest Software, Inc. (a)(b).............       2,069         34,863
Rovi Corp. (a)(b).......................       2,873         96,533
Solera Holdings, Inc. (b)...............       2,431         75,628
Sybase, Inc. (a)(b).....................       2,905        113,005
Synopsys, Inc. (a)(b)...................       5,005        112,212
                                                       ------------
                                                          1,319,930
                                                       ------------
SPECIALTY RETAIL -- 3.8%
Aaron's, Inc. (b).......................       1,711         45,170
Abercrombie & Fitch Co. (Class A) (b)...       3,077        101,172
Aeropostale, Inc. (a)(b)................       2,363        102,720
American Eagle Outfitters, Inc. (b).....       6,219        104,852
AutoNation, Inc. (a)(b).................       2,641         47,749
CarMax, Inc. (a)(b).....................       6,980        145,882
Dick's Sporting Goods, Inc. (a)(b)......       2,959         66,282
Foot Locker, Inc. (b)...................       5,437         64,972
Guess ?, Inc. (b).......................       2,059         76,265
Limited Brands, Inc. (b)................       9,560        162,424
PetSmart, Inc. (b)......................       4,361         94,852
RadioShack Corp. (b)....................       4,364         72,312
Rent-A-Center, Inc. (a).................       2,313         43,670
The Buckle, Inc. (b)....................         924         31,545
Tiffany & Co. (b).......................       4,311        166,103
Tractor Supply Co. (a)(b)...............       1,271         61,542
Urban Outfitters, Inc. (a)(b)...........       4,577        138,088
                                                       ------------
                                                          1,525,600
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Capitol Federal Financial (b)...........         710         23,373
First Niagara Financial Group, Inc. ....       5,078         62,612
NewAlliance Bancshares, Inc. (b)........       3,497         37,418
Washington Federal, Inc. ...............       3,783         63,781
                                                       ------------
                                                            187,184
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. (b)..........................       1,372         38,347
MSC Industrial Direct Co., Inc. (Class
  A) (b)................................       1,507         65,675
                                                       ------------
                                                            104,022
                                                       ------------
WATER UTILITIES -- 0.2%
Aqua America, Inc. (b)..................       4,737         83,561
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Leap Wireless International,
  Inc. (a)(b)...........................       2,113         41,309
MetroPCS Communications, Inc. (a)(b)....       8,555         80,075
SBA Communications Corp. (Class
  A) (a)(b).............................       4,117        111,283
Telephone & Data Systems, Inc. (b)......       3,432        106,426
US Cellular Corp. (a)...................         514         20,082
                                                       ------------
                                                            359,175
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $37,124,152)....................                 40,469,754
                                                       ------------
SHORT TERM INVESTMENTS -- 28.9 %
MONEY MARKET FUNDS -- 28.9%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  11,677,088     11,677,088
STIC Prime Portfolio....................      38,458         38,458
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,715,546)....................                 11,715,546
                                                       ------------
TOTAL INVESTMENTS -- 128.8% (E)
  (Cost $48,839,698)....................                 52,185,300
OTHER ASSETS AND
  LIABILITIES -- (28.8)%................                (11,660,113)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 40,525,187
                                                       ============


SPDR DOW JONES MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.7 %
AEROSPACE & DEFENSE -- 0.6%
Spirit Aerosystems Holdings,
  Inc. (a)(b)...........................       9,314   $    168,211
TransDigm Group, Inc. (a)(b)............       3,399        169,304
                                                       ------------
                                                            337,515
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ....................       9,093        131,667
                                                       ------------
AIRLINES -- 0.9%
AMR Corp. (a)...........................      25,560        203,202
Continental Airlines, Inc. (Class
  B) (a)(b).............................      12,600        207,144
JetBlue Airways Corp. (a)(b)............      23,091        138,084
                                                       ------------
                                                            548,430
                                                       ------------
AUTO COMPONENTS -- 1.2%
BorgWarner, Inc. (b)....................      10,570        319,848
The Goodyear Tire & Rubber Co. (a)......      21,947        373,758
                                                       ------------
                                                            693,606
                                                       ------------
BEVERAGES -- 0.4%
Hansen Natural Corp. (a)(b).............       6,600        242,484
                                                       ------------
BIOTECHNOLOGY -- 3.1%
Alexion Pharmaceuticals, Inc. (a)(b)....       8,053        358,681
Amylin Pharmaceuticals, Inc. (a)(b).....      12,835        175,711
BioMarin Pharmaceutical, Inc. (a)(b)....       9,104        164,600
Human Genome Sciences, Inc. (a)(b)......      14,500        272,890
Isis Pharmaceuticals, Inc. (a)(b).......       8,431        122,840
Onyx Pharmaceuticals, Inc. (a)(b).......       5,572        166,993
OSI Pharmaceuticals, Inc. (a)(b)........       5,305        187,266
Regeneron Pharmaceuticals, Inc. (a)(b)..       5,780        111,554
United Therapeutics Corp. (a)(b)........       4,270        209,187
                                                       ------------
                                                          1,769,722
                                                       ------------
BUILDING PRODUCTS -- 0.3%
Owens Corning, Inc. (a).................       8,000        179,600
                                                       ------------
CAPITAL MARKETS -- 3.0%
Affiliated Managers Group, Inc. (a)(b)..       3,818        248,208
Eaton Vance Corp. (b)...................      10,652        298,150
Greenhill & Co., Inc. (b)...............       1,209        108,302
Jefferies Group, Inc. (a)(b)............      10,154        276,493
Knight Capital Group, Inc.
  (Class A) (a)(b)......................       8,518        185,267
Lazard, Ltd. (Class A) (b)..............       3,486        144,007
Raymond James Financial, Inc. (b).......       8,987        209,217
SEI Investments Co. ....................      14,230        280,046
                                                       ------------
                                                          1,749,690
                                                       ------------
CHEMICALS -- 3.0%
Albemarle Corp. (b).....................       8,387        290,190
Celanese Corp. Series A.................      13,131        328,275
Intrepid Potash, Inc. (a)(b)............       3,900         92,001
Lubrizol Corp. .........................       6,158        440,051
Nalco Holding Co. ......................      12,554        257,231
Terra Industries, Inc. (b)..............       9,111        315,878
Terra Nitrogen Co. LP (b)...............         338         35,230
                                                       ------------
                                                          1,758,856
                                                       ------------
COMMERCIAL BANKS -- 0.1%
First Citizens BancShares, Inc.
  (Class A).............................         536         85,278
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
Clean Harbors, Inc. (a)(b)..............       2,106        118,484
Copart, Inc. (a)(b).....................       6,296        209,090
Corrections Corp. of America (a)(b).....      10,525        238,391
Covanta Holding Corp. (a)...............      11,900        202,300
Rollins, Inc. (b).......................       4,676         88,143
Tetra Tech, Inc. (a)....................       5,532        146,764
Waste Connections, Inc. (a).............       7,235        208,802
                                                       ------------
                                                          1,211,974
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 1.9%
Brocade Communications Systems,
  Inc. (a)(b)...........................      36,367        285,845
EchoStar Corp. (Class A) (a)(b).........       3,668         67,711
F5 Networks, Inc. (a)...................       7,195        285,138
Polycom, Inc. (a)(b)....................       7,615        203,701
Tellabs, Inc. (a).......................      33,281        230,304
                                                       ------------
                                                          1,072,699
                                                       ------------
COMPUTERS & PERIPHERALS -- 2.2%
NCR Corp. (a)...........................      14,412        199,174
QLogic Corp. (a)(b).....................      10,823        186,156
SanDisk Corp. (a)(b)....................      20,715        449,515
Teradata Corp. (a)(b)...................      15,752        433,495
                                                       ------------
                                                          1,268,340
                                                       ------------
CONSTRUCTION & ENGINEERING -- 2.0%
Aecom Technology Corp. (a)..............       8,670        235,304
KBR, Inc. (b)...........................      14,775        344,110
The Shaw Group, Inc. (a)................       7,536        241,830
URS Corp. (a)...........................       7,600        331,740
                                                       ------------
                                                          1,152,984
                                                       ------------
CONTAINERS & PACKAGING -- 0.8%
Pactiv Corp. (a)(b).....................      12,035        313,512
Rock-Tenn Co. (Class A).................       3,500        164,885
                                                       ------------
                                                            478,397
                                                       ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (a)(b)........................      12,775        236,848
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Brink's Home Security Holdings,
  Inc. (a)(b)...........................       4,172        128,456
Career Education Corp. (a)(b)...........       5,453        132,944
Corinthian Colleges, Inc. (a)(b)........       7,282        135,154
Strayer Education, Inc. (b).............       1,274        277,324
Weight Watchers International,
  Inc. (b)..............................       3,200         87,808
                                                       ------------
                                                            761,686
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
MSCI, Inc. (Class A) (a)................       9,138        270,668
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Clearwire Corp. (Class A) (a)(b)........       6,768         55,024
tw telecom, inc. (a)(b).................      13,622        183,216
                                                       ------------
                                                            238,240
                                                       ------------
ELECTRIC UTILITIES -- 0.4%
ITC Holdings Corp. (b)..................       4,516        205,252
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.3%
AMETEK, Inc. ...........................       9,700        338,627
SunPower Corp. (Class A) (a)(b).........       8,800        263,032
Woodward Governor Co. (b)...............       5,271        127,874
                                                       ------------
                                                            729,533
                                                       ------------

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.8%
Arrow Electronics, Inc. (a)(b)..........      10,958   $    308,468
Avnet, Inc. (a).........................      13,600        353,192
FLIR Systems, Inc. (a)(b)...............      13,700        383,189
Itron, Inc. (a)(b)......................       3,664        235,009
Jabil Circuit, Inc. ....................      18,081        242,466
Mettler-Toledo International,
  Inc. (a)(b)...........................       3,083        279,289
National Instruments Corp. (b)..........       5,603        154,811
Trimble Navigation, Ltd. (a)(b).........      10,999        262,986
                                                       ------------
                                                          2,219,410
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Dresser-Rand Group, Inc. (a)............       7,435        231,005
Helmerich & Payne, Inc. (b).............       8,808        348,180
Oceaneering International, Inc. (a).....       4,668        264,909
Patterson-UTI Energy, Inc. (b)..........      14,127        213,318
Rowan Cos., Inc. (b)....................       9,575        220,895
SEACOR Holdings, Inc. (a)(b)............       1,739        141,955
Superior Energy Services, Inc. (a)(b)...       7,057        158,924
Unit Corp. (a)(b).......................       4,324        178,365
                                                       ------------
                                                          1,757,551
                                                       ------------
FOOD & STAPLES RETAILING -- 0.7%
Whole Foods Market, Inc. (a)(b).........      12,706        387,406
                                                       ------------
FOOD PRODUCTS -- 1.8%
Dean Foods Co. (a)(b)...................      16,500        293,535
Flowers Foods, Inc. (b).................       7,811        205,351
Green Mountain Coffee Roasters,
  Inc. (a)..............................       3,539        261,320
Ralcorp Holdings, Inc. (a)..............       5,166        302,056
                                                       ------------
                                                          1,062,262
                                                       ------------
GAS UTILITIES -- 0.0 % (C)
Spectra Energy Partners LP..............         958         23,299
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
Gen-Probe, Inc. (a)(b)..................       4,584        189,961
Haemonetics Corp. (a)...................       2,381        133,622
IDEXX Laboratories, Inc. (a)(b).........       5,423        271,150
Immucor, Inc. (a)(b)....................       6,412        113,492
Inverness Medical Innovations,
  Inc. (a)(b)...........................       7,200        278,856
Kinetic Concepts, Inc. (a)(b)...........       5,644        208,715
Masimo Corp. (a)(b).....................       4,790        125,498
NuVasive, Inc. (a)(b)...................       3,284        137,140
ResMed, Inc. (a)........................       6,900        311,880
Thoratec Corp. (a)(b)...................       5,109        154,649
West Pharmaceutical Services, Inc. (b)..       3,016        122,480
                                                       ------------
                                                          2,047,443
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
AMERIGROUP Corp. (a)(b).................       4,801        106,438
athenahealth, Inc. (a)..................       2,901        111,311
Community Health Systems, Inc. (a)(b)...       8,544        272,810
Coventry Health Care, Inc. (a)(b).......      13,486        269,181
Emdeon, Inc. (Class A) (a)(b)...........       2,100         34,020
Lincare Holdings, Inc. (a)(b)...........       6,183        193,219
MEDNAX, Inc. (a)........................       4,172        229,126
Patterson Cos., Inc. (a)(b).............       9,089        247,675
Psychiatric Solutions, Inc. (a)(b)......       4,878        130,535
VCA Antech, Inc. (a)(b).................       7,684        206,623
                                                       ------------
                                                          1,800,938
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.8%
Allscripts-Misys Healthcare Solutions,
  Inc. (b)..............................       5,309        107,614
HLTH Corp. (a)(b).......................       8,308        121,380
IMS Health, Inc. .......................      16,541        253,904
                                                       ------------
                                                            482,898
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 3.2%
Bally Technologies, Inc. (a)............       4,928        189,087
Burger King Holdings, Inc. (b)..........       8,418        148,073
Chipotle Mexican Grill, Inc. (a)(b).....       2,913        282,707
Choice Hotels International, Inc. (b)...       2,702         83,924
MGM MIRAGE, Inc. (a)(b).................      22,809        274,620
Panera Bread Co. (Class A) (a)(b).......       2,848        156,640
Penn National Gaming, Inc. (a)(b).......       6,166        170,552
Scientific Games Corp.
  (Class A) (a)(b)......................       6,351        100,536
Wendy's/Arby's Group, Inc.
  (Class A) (b).........................      33,803        159,888
Wyndham Worldwide Corp. (b).............      16,300        266,016
                                                       ------------
                                                          1,832,043
                                                       ------------
HOUSEHOLD DURABLES -- 1.2%
NVR, Inc. (a)(b)........................         530        337,806
Pulte Homes, Inc. (b)...................      30,477        334,942
                                                       ------------
                                                            672,748
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.7%
Energizer Holdings, Inc. (a)............       6,382        423,382
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Ormat Technologies, Inc. (b)............       1,682         68,659
RRI Energy, Inc. (a)(b).................      31,913        227,859
                                                       ------------
                                                            296,518
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
Seaboard Corp. .........................          32         41,601
                                                       ------------
INSURANCE -- 0.4%
Brown & Brown, Inc. (b).................      10,503        201,237
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.3%
Netflix, Inc. (a)(b)....................       4,167        192,390
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Akamai Technologies, Inc. (a)(b)........      15,800        310,944
Equinix, Inc. (a)(b)....................       3,475        319,700
IAC/InterActiveCorp. (a)(b).............      10,138        204,686
WebMD Health Corp. (Class A) (a)........         756         25,039
                                                       ------------
                                                            860,369
                                                       ------------
IT SERVICES -- 5.1%
Alliance Data Systems Corp. (a)(b)......       5,318        324,823
Broadridge Financial Solutions, Inc. ...      12,816        257,602
DST Systems, Inc. (a)(b)................       3,627        162,490
Gartner, Inc. (a)(b)....................       5,873        107,300
Genpact, Ltd. (a)(b)....................       5,322         65,461
Global Payments, Inc. ..................       7,390        345,113
Hewitt Associates, Inc. (Class A) (a)...       7,867        286,595
Lender Processing Services, Inc. (b)....       8,700        332,079
ManTech International Corp. (Class
  A) (a)................................       1,965         92,669

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Metavante Technologies, Inc. (a)........       8,148   $    280,943
NeuStar, Inc. (Class A) (a)(b)..........       6,629        149,815
Perot Systems Corp. (Class A) (a).......       7,846        233,026
Total System Services, Inc. (b).........      17,990        289,819
                                                       ------------
                                                          2,927,735
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.0%
Charles River Laboratories
  International, Inc. (a)(b)............       6,015        222,435
Covance, Inc. (a)(b)....................       5,805        314,341
PerkinElmer, Inc. ......................      10,629        204,502
Pharmaceutical Product
  Development, Inc. ....................      10,100        221,594
Techne Corp. ...........................       3,453        215,985
                                                       ------------
                                                          1,178,857
                                                       ------------
MACHINERY -- 4.3%
AGCO Corp. (a)(b).......................       8,372        231,318
CLARCOR, Inc. (b).......................       4,701        147,423
Donaldson Co., Inc. (b).................       6,201        214,741
Gardner Denver, Inc. (a)(b).............       4,741        165,366
Harsco Corp. ...........................       7,309        258,812
Joy Global, Inc. (b)....................       9,331        456,659
Lincoln Electric Holdings, Inc. (b).....       3,746        177,748
Navistar International Corp. (a)(b).....       4,845        181,300
Nordson Corp. (b).......................       2,790        156,491
Pall Corp. .............................      10,800        348,624
Wabtec Corp. (b)........................       4,439        166,596
                                                       ------------
                                                          2,505,078
                                                       ------------
MARINE -- 0.3%
Kirby Corp. (a)(b)......................       4,934        181,670
                                                       ------------
MEDIA -- 1.9%
Clear Channel Outdoor Holdings, Inc.
  (Class A) (a)(b)......................       3,543         24,801
DreamWorks Animation SKG, Inc.
  (Class A) (a).........................       6,400        227,648
John Wiley & Sons, Inc.
  (Class A) (b).........................       4,518        157,136
Marvel Entertainment, Inc. (a)(b).......       4,754        235,893
Morningstar, Inc. (a)...................       1,969         95,615
The Interpublic Group of Cos.,
  Inc. (a)(b)...........................      44,407        333,941
                                                       ------------
                                                          1,075,034
                                                       ------------
METALS & MINING -- 2.9%
Cliffs Natural Resources, Inc. (b)......      11,986        387,867
Compass Minerals
  International, Inc. (b)...............       2,969        182,950
Reliance Steel & Aluminum Co. (b).......       5,869        249,785
Royal Gold, Inc. .......................       3,665        167,124
Steel Dynamics, Inc. (b)................      19,660        301,584
Titanium Metals Corp. (b)...............       7,823         75,023
Walter Energy, Inc. (b).................       4,842        290,810
                                                       ------------
                                                          1,655,143
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp.
  (Class A) (a)(b)......................       5,397        139,944
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 7.0%
Alpha Natural Resources, Inc. (a)(b)....      14,280        501,228
Arch Coal, Inc. (b).....................      14,866        328,985
Cabot Oil & Gas Corp. (b)...............       9,396        335,907
Cheniere Energy Partners LP.............         656          6,396
Cimarex Energy Co. (b)..................       7,521        325,810
Comstock Resources, Inc. (a)(b).........       4,195        168,136
Concho Resources, Inc. (a)(b)...........       6,517        236,697
El Paso Pipeline Partners LP (b)........       1,728         35,821
Encore Acquisition Co. (a)..............       4,900        183,260
EXCO Resources, Inc. (a)(b).............      15,628        292,087
Frontier Oil Corp. (b)..................       9,456        131,627
Massey Energy Co. ......................       7,800        217,542
Plains Exploration &
  Production Co. (a)....................      12,494        345,584
Quicksilver Resources, Inc. (a)(b)......      10,871        154,259
SandRidge Energy, Inc. (a)(b)...........      13,284        172,161
St. Mary Land & Exploration Co. (b).....       5,695        184,860
Tesoro Corp. (b)........................      12,592        188,628
Whiting Petroleum Corp. (a)(b)..........       4,615        265,732
                                                       ------------
                                                          4,074,720
                                                       ------------
PERSONAL PRODUCTS -- 0.5%
Chattem, Inc. (a)(b)....................       1,745        115,885
Herbalife, Ltd. (b).....................       5,644        184,785
                                                       ------------
                                                            300,670
                                                       ------------
PHARMACEUTICALS -- 1.8%
Auxilium Pharmaceuticals, Inc. (a)(b)...       3,881        132,769
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................       9,500        214,985
Perrigo Co. (b).........................       7,682        261,111
Sepracor, Inc. (a)......................      10,014        229,321
Valeant Pharmaceuticals
  International (a)(b)..................       6,325        177,479
                                                       ------------
                                                          1,015,665
                                                       ------------
PROFESSIONAL SERVICES -- 2.9%
Equifax, Inc. (b).......................      11,500        335,110
FTI Consulting, Inc. (a)(b).............       4,728        201,460
IHS, Inc. (Class A) (a)(b)..............       4,238        216,689
Manpower, Inc. (b)......................       7,109        403,151
Robert Half International, Inc. (b).....      13,859        346,752
Watson Wyatt Worldwide, Inc.
  (Class A) (b).........................       3,858        168,055
                                                       ------------
                                                          1,671,217
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.8%
Corporate Office Properties Trust (b)...       5,329        196,534
Digital Realty Trust, Inc. (b)..........       6,385        291,858
                                                       ------------
                                                            488,392
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
CB Richard Ellis Group, Inc.
  (Class A) (a) (b).....................      20,500        240,670
                                                       ------------
ROAD & RAIL -- 1.8%
Heartland Express, Inc. (b).............       5,079         73,138
Hertz Global Holdings, Inc. (a)(b)......      16,784        181,771
J.B. Hunt Transport Services, Inc. (b)..       8,600        276,318
Kansas City Southern (a)(b).............       8,700        230,463
Knight Transportation, Inc. (b).........       5,384         90,343
Landstar Systems, Inc. .................       4,734        180,176
                                                       ------------
                                                          1,032,209
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
Advanced Micro Devices, Inc. (a)(b).....      55,992        316,915
Atmel Corp. (a)(b)......................      36,649        153,559

SPDR DOW JONES MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Cree, Inc. (a)(b).......................       8,475   $    311,456
Lam Research Corp. (a)(b)...............      11,549        394,514
LSI Logic Corp. (a)(b)..................      58,910        323,416
MEMC Electronic Materials, Inc. (a)(b)..      20,400        339,252
National Semiconductor Corp. (b)........      21,569        307,790
Novellus Systems, Inc. (a)(b)...........       8,871        186,114
ON Semiconductor Corp. (a)(b)...........      38,398        316,783
PMC-Sierra, Inc. (a)(b).................      20,304        194,106
Silicon Laboratories, Inc. (a)(b).......       4,101        190,122
Varian Semiconductor Equipment
  Associates, Inc. (a)(b)...............       6,650        218,386
                                                       ------------
                                                          3,252,413
                                                       ------------
SOFTWARE -- 4.9%
Ansys, Inc. (a)(b)......................       8,004        299,910
Cadence Design Systems, Inc. (a)(b).....      24,079        176,740
Concur Technologies, Inc. (a)(b)........       3,841        152,718
Factset Research Systems, Inc. .........       3,972        263,105
Informatica Corp. (a)(b)................       7,961        179,759
Jack Henry & Associates, Inc. (b).......       7,685        180,367
MICROS Systems, Inc. (a)(b).............       7,346        221,776
Nuance Communications, Inc. (a)(b)......      19,952        298,482
Parametric Technology Corp. (a)(b)......      10,544        145,718
Quality Systems, Inc. (b)...............       1,640        100,975
Quest Software, Inc. (a)(b).............       5,563         93,737
Rovi Corp. (a)(b).......................       7,477        251,227
Solera Holdings, Inc. (b)...............       6,309        196,273
Sybase, Inc. (a)(b).....................       7,616        296,262
                                                       ------------
                                                          2,857,049
                                                       ------------
SPECIALTY RETAIL -- 5.0%
Aaron's, Inc. (b).......................       4,414        116,530
Abercrombie & Fitch Co. (Class A) (b)...       7,938        261,001
Aeropostale, Inc. (a)(b)................       6,146        267,167
American Eagle Outfitters, Inc. (b).....      16,096        271,378
CarMax, Inc. (a)(b).....................      18,038        376,994
Dick's Sporting Goods, Inc. (a)(b)......       7,702        172,525
Guess ?, Inc. (b).......................       5,404        200,164
PetSmart, Inc. (b)......................      11,623        252,800
Tiffany & Co. (b).......................      11,345        437,123
Tractor Supply Co. (a)(b)...............       3,338        161,626
Urban Outfitters, Inc. (a)(b)...........      11,993        361,829
                                                       ------------
                                                          2,879,137
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
New Alliance Bancshares, Inc. (b).......       9,087         97,231
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co., Inc. (Class
  A) (b)................................       3,917        170,703
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
Leap Wireless International,
  Inc. (a)(b)...........................       5,599        109,461
MetroPCS Communications, Inc. (a)(b)....      22,800        213,408
SBA Communications Corp. (Class
  A) (a)(b).............................      10,671        288,437
                                                       ------------
                                                            611,306
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $52,029,103)....................                 57,779,807
                                                       ------------
SHORT TERM INVESTMENTS -- 29.0 %
MONEY MARKET FUNDS -- 29.0%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  16,615,161     16,615,161
STIC Prime Portfolio....................     162,653        162,653
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $16,777,814)....................                 16,777,814
                                                       ------------
TOTAL INVESTMENTS -- 128.7% (F)
  (Cost $68,806,917)....................                 74,557,621
OTHER ASSETS AND
  LIABILITIES -- (28.7)%................                (16,604,551)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 57,953,070
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc. (a)(b)........      1,081   $    84,156
Curtiss-Wright Corp. (b)................      1,495        51,024
                                                      -----------
                                                          135,180
                                                      -----------
AUTO COMPONENTS -- 0.4%
Gentex Corp. ...........................      4,552        64,411
                                                      -----------
BEVERAGES -- 0.9%
Constellation Brands, Inc. (Class
  A) (a)(b).............................      6,523        98,823
PepsiAmericas, Inc. ....................      2,062        58,891
                                                      -----------
                                                          157,714
                                                      -----------
BIOTECHNOLOGY -- 0.6%
Dendreon Corp. (a)(b)...................      3,826       107,090
                                                      -----------
BUILDING PRODUCTS -- 0.4%
Lennox International, Inc. .............      1,727        62,379
                                                      -----------
CAPITAL MARKETS -- 2.3%
AllianceBernstein Holding LP (b)........        576        15,713
Federated Investors, Inc. (Class
  B) (b)................................      3,401        89,684
Legg Mason, Inc. (b)....................      5,243       162,690
Och-Ziff Capital Management Group LLC
  (Class A) (b).........................        598         7,278
The Blackstone Group LP (b).............      2,683        38,099
Waddell & Reed Financial, Inc.
  (Class A).............................      2,845        80,940
                                                      -----------
                                                          394,404
                                                      -----------
CHEMICALS -- 2.8%
Eastman Chemical Co. (b)................      2,234       119,608
International Flavors &
  Fragrances, Inc. .....................      2,597        98,504
RPM International, Inc. (b).............      4,256        78,694
Sensient Technologies Corp. (b).........      1,580        43,877
The Scotts Miracle-Gro Co. (Class
  A) (b)................................      1,463        62,836
The Valspar Corp. (b)...................      3,073        84,538
                                                      -----------
                                                          488,057
                                                      -----------
COMMERCIAL BANKS -- 7.2%
Associated Ban-Corp. (b)................      3,864        44,127
BancorpSouth, Inc. (b)..................      2,579        62,953
Bank of Hawaii Corp. (b)................      1,577        65,508
BOK Financial Corp. (b).................        729        33,767
City National Corp. (b).................      1,390        54,113
Comerica, Inc. (b)......................      4,942       146,629
Commerce Bancshares, Inc. (b)...........      2,128        79,247
Cullen/Frost Bankers, Inc. (b)..........      1,854        95,740
First Horizon National Corp. (a)(b).....      7,197        95,211
FirstMerit Corp. (b)....................      2,839        54,026
Fulton Financial Corp. (b)..............      5,688        41,864
Marshall & Ilsley Corp. (b).............     12,089        97,558
PNC Financial Services Group, Inc. .....          1            49
Prosperity Bancshares, Inc. (b).........      1,523        52,985
Synovus Financial Corp. (b).............     13,781        51,679
TCF Financial Corp. (b).................      3,990        52,030
UMB Financial Corp. (b).................      1,080        43,675
Valley National Bancorp (b).............      4,685        57,579
Westamerica Bancorporation (b)..........        941        48,932
Zions Bancorporation (b)................      4,180        75,115
                                                      -----------
                                                        1,252,787
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
Avery Dennison Corp. (b)................      3,688       132,805
R.R. Donnelley & Sons Co. (b)...........      6,708       142,612
                                                      -----------
                                                          275,417
                                                      -----------
COMPUTERS & PERIPHERALS -- 0.7%
Diebold, Inc. (b).......................      2,171        71,491
Lexmark International, Inc. (Class
  A) (a)(b).............................      2,592        55,832
                                                      -----------
                                                          127,323
                                                      -----------
CONSTRUCTION & ENGINEERING -- 0.5%
EMCOR Group, Inc. (a)...................      2,160        54,691
Granite Construction, Inc. (b)..........      1,111        34,375
                                                      -----------
                                                           89,066
                                                      -----------
CONTAINERS & PACKAGING -- 3.1%
Aptargroup, Inc. (b)....................      2,079        77,672
Bemis Co., Inc. (b).....................      3,570        92,499
Greif, Inc. (Class A)...................      1,128        62,096
Packaging Corp. of America..............      3,386        69,074
Sealed Air Corp. (b)....................      5,226       102,586
Silgan Holdings, Inc. (b)...............        824        43,449
Sonoco Products Co. ....................      3,287        90,524
                                                      -----------
                                                          537,900
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Service Corp. International (b).........      8,297        58,162
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
Frontier Communications Corp. (b).......     10,293        77,609
Level 3 Communications, Inc. (a)(b).....     53,265        74,039
                                                      -----------
                                                          151,648
                                                      -----------
ELECTRIC UTILITIES -- 4.3%
Cleco Corp. (b).........................      1,959        49,132
DPL, Inc. (b)...........................      3,834       100,067
Great Plains Energy, Inc. (b)...........      4,469        80,219
Hawaiian Electric Industries, Inc. (b)..      3,027        54,849
IDACORP, Inc. (b).......................      1,529        44,020
NV Energy, Inc. (b).....................      7,726        89,544
Pepco Holdings, Inc. (b)................      7,190       106,987
Pinnacle West Capital Corp. (b).........      3,289       107,945
Portland General Electric Co. (b).......      2,485        49,004
Westar Energy, Inc. (b).................      3,580        69,846
                                                      -----------
                                                          751,613
                                                      -----------
ELECTRICAL EQUIPMENT -- 1.2%
Acuity Brands, Inc. (b).................      1,397        44,998
Brady Corp. (Class A)...................      1,528        43,884
Hubbell, Inc. (Class B) (b).............      1,732        72,744
Thomas & Betts Corp. (a)(b).............      1,729        52,008
                                                      -----------
                                                          213,634
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS &  COMPONENTS -- 1.4%
Anixter International, Inc. (a)(b)......        993        39,829
AVX Corp. ..............................      1,630        19,446
Ingram Micro, Inc. (Class A) (a)........      5,352        90,181
Molex, Inc. (b).........................      4,337        90,557
                                                      -----------
                                                          240,013
                                                      -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Tidewater, Inc. (b).....................      1,704        80,241
                                                      -----------

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
FOOD & STAPLES RETAILING -- 1.0%
BJ's Wholesale Club, Inc. (a)(b)........      1,808   $    65,486
SUPERVALU, Inc. (b).....................      6,928       104,335
                                                      -----------
                                                          169,821
                                                      -----------
FOOD PRODUCTS -- 1.7%
Corn Products International, Inc. ......      2,447        69,788
Del Monte Foods Co. ....................      6,589        76,301
Fresh Del Monte Produce, Inc. (a).......      1,359        30,727
Lancaster Colony Corp. (b)..............        660        33,838
Smithfield Foods, Inc. (a)(b)...........      5,042        69,579
Tootsie Roll Industries, Inc. (b).......        729        17,336
                                                      -----------
                                                          297,569
                                                      -----------
GAS UTILITIES -- 4.2%
AGL Resources, Inc. (b).................      2,527        89,127
Amerigas Partners LP (b)................        534        19,245
Atmos Energy Corp. .....................      3,029        85,357
Energen Corp. ..........................      2,392       103,095
National Fuel Gas Co. (b)...............      2,203       100,920
New Jersey Resources Corp. (b)..........      1,393        50,580
Nicor, Inc. (b).........................      1,485        54,336
Piedmont Natural Gas Co., Inc. (b)......      2,279        54,559
Suburban Propane Partners LP............        579        24,214
UGI Corp. ..............................      3,558        89,164
WGL Holdings, Inc. (b)..................      1,657        54,913
                                                      -----------
                                                          725,510
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
STERIS Corp. (b)........................      1,785        54,353
Teleflex, Inc. .........................      1,312        63,383
                                                      -----------
                                                          117,736
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.0%
Health Net, Inc. (a)(b).................      3,429        52,807
LifePoint Hospitals, Inc. (a)(b)........      1,726        46,705
Omnicare, Inc. .........................      3,907        87,986
Owens & Minor, Inc. (b).................      1,377        62,309
Universal Health Services, Inc. (Class
  B) (b)................................      1,520        94,134
                                                      -----------
                                                          343,941
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Brinker International, Inc. (b).........      3,346        52,633
International Speedway Corp. (Class
  A) (b)................................        908        25,033
Royal Caribbean Cruises, Ltd. (a)(b)....      4,392       105,759
                                                      -----------
                                                          183,425
                                                      -----------
HOUSEHOLD DURABLES -- 5.0%
Leggett & Platt, Inc. (b)...............      5,163       100,162
Lennar Corp. (Class A) (b)..............      5,009        71,378
M.D.C. Holdings, Inc. (b)...............      1,168        40,576
Mohawk Industries, Inc. (a)(b)..........      1,825        87,034
Newell Rubbermaid, Inc. (b).............      9,130       143,250
The Black & Decker Corp. (b)............      1,982        91,747
Toll Brothers, Inc. (a)(b)..............      4,345        84,901
Tupperware Brands Corp. ................      2,070        82,635
Whirlpool Corp. (b).....................      2,406       168,324
                                                      -----------
                                                          870,007
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
Dynegy, Inc. (Class A) (a)(b)...........     16,183        41,267
Mirant Corp. (a)(b).....................      4,768        78,338
                                                      -----------
                                                          119,605
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 1.4%
Carlisle Cos., Inc. (b).................      2,017        68,397
Icahn Enterprises LP....................        174         6,953
Textron, Inc. (b).......................      8,847       167,916
                                                      -----------
                                                          243,266
                                                      -----------
INSURANCE -- 14.4%
Alleghany Corp. (a).....................        214        55,437
Allied World Assurance Company
  Holdings, Ltd. .......................      1,172        56,174
American Financial Group, Inc. .........      2,556        65,178
American International Group,
  Inc. (a)(b)...........................      3,868       170,618
American National Insurance Co. (b).....        517        44,048
Arthur J. Gallagher & Co. (b)...........      3,300        80,421
Aspen Insurance Holdings, Ltd. .........      2,488        65,857
Assurant, Inc. (b)......................      3,856       123,623
Assured Guaranty, Ltd. (b)..............      4,141        80,418
Endurance Specialty Holdings, Ltd. (b)..      1,688        61,561
Erie Indemnity Co. (Class A) (b)........      1,027        38,471
Fidelity National Financial, Inc.
  (Class A).............................      7,539       113,688
First American Corp. (b)................      2,707        87,626
Genworth Financial, Inc. (Class A) (b)..     15,742       188,117
HCC Insurance Holdings, Inc. (b)........      3,709       101,441
Markel Corp. (a)(b).....................        321       105,872
Mercury General Corp. (b)...............        853        30,862
Montpelier Re Holdings, Ltd. (b)........      2,602        42,465
Odyssey Re Holdings Corp. (b)...........        558        36,164
Old Republic International Corp. (b)....      7,453        90,778
OneBeacon Insurance Group, Ltd. (Class
  A) (b)................................        730        10,030
Platinum Underwriters Holdings,
  Ltd. (b)..............................      1,646        58,993
ProAssurance Corp. (a)..................      1,094        57,096
Reinsurance Group of America, Inc. (b)..      2,405       107,263
RenaissanceRe Holdings, Ltd. ...........      2,037       111,546
StanCorp Financial Group, Inc. (b)......      1,621        65,440
The Hanover Insurance Group, Inc. ......      1,705        70,468
Torchmark Corp. (b).....................      2,705       117,478
Transatlantic Holdings, Inc. ...........      1,891        94,871
Validus Holdings, Ltd. (b)..............      2,594        66,925
Wesco Financial Corp. ..................         44        14,322
White Mountains Insurance Group, Ltd. ..        254        77,981
                                                      -----------
                                                        2,491,232
                                                      -----------
IT SERVICES -- 0.3%
CACI International, Inc. (Class
  A) (a)(b).............................        973        45,994
                                                      -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Bio-Rad Laboratories, Inc. (Class
  A) (a)................................        643        59,079
                                                      -----------
MACHINERY -- 3.9%
Crane Co. (b)...........................      1,645        42,458
Graco, Inc. (b).........................      1,985        55,322
IDEX Corp. (b)..........................      2,668        74,571
Kennametal, Inc. (b)....................      2,653        65,290
Pentair, Inc. (b).......................      3,249        95,911

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Snap-On, Inc. (b).......................      1,899   $    66,009
SPX Corp. (b)...........................      1,620        99,257
The Stanley Works (b)...................      2,558       109,201
The Timken Co. (b)......................      2,554        59,840
                                                      -----------
                                                          667,859
                                                      -----------
MEDIA -- 1.1%
Interactive Data Corp. (b)..............      1,165        30,535
Regal Entertainment Group (b)...........      2,528        31,145
Virgin Media, Inc. (b)..................      9,560       133,075
                                                      -----------
                                                          194,755
                                                      -----------
METALS & MINING -- 1.0%
Allegheny Technologies, Inc. ...........      3,031       106,055
Commercial Metals Co. (b)...............      3,714        66,480
                                                      -----------
                                                          172,535
                                                      -----------
MULTI-UTILITIES -- 4.5%
Alliant Energy Corp. (b)................      3,646       101,541
CMS Energy Corp. (b)....................      7,497       100,460
Integrys Energy Group, Inc. (b).........      2,526        90,658
NiSource, Inc. (b)......................      8,957       124,413
NSTAR (b)...............................      3,488       110,988
OGE Energy Corp. (b)....................      3,174       104,996
TECO Energy, Inc. (b)...................      6,576        92,590
Vectren Corp. (b).......................      2,677        61,678
                                                      -----------
                                                          787,324
                                                      -----------
MULTILINE RETAIL -- 0.4%
Big Lots, Inc. (a)(b)...................      2,730        68,305
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 4.4%
Alliance Resource Partners LP...........        337        12,220
BP Prudhoe Bay Royalty Trust (b)........        708        52,852
Buckeye Partners LP (b).................        849        41,100
Forest Oil Corp. (a)(b).................      3,349        65,540
Inergy LP...............................        882        26,266
Linn Energy LLC (b).....................      1,893        43,369
Magellan Midstream Partners LP (b)......      1,727        64,935
Natural Resource Partners LP (b)........        571        11,917
NuStar Energy LP (b)....................        704        36,495
Pioneer Natural Resources Co. (b).......      3,729       135,325
Southern Union Co. .....................      3,450        71,725
Sunoco Logistics Partners LP............        334        19,790
Sunoco, Inc. (b)........................      3,887       110,585
Teekay Corp. (b)........................      1,370        29,962
TEPPCO Partners LP (b)..................      1,407        48,851
                                                      -----------
                                                          770,932
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.6%
MeadWestvaco Corp. (b)..................      4,883       108,940
                                                      -----------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. (b)..................      2,897        80,189
                                                      -----------
PHARMACEUTICALS -- 0.5%
King Pharmaceuticals, Inc. (a)(b).......      8,134        87,603
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 12.4%
Alexandria Real Estate Equities,
  Inc. (b)..............................      1,302        70,764
AMB Property Corp. (b)..................      4,779       109,678
Camden Property Trust (b)...............      2,120        85,436
Douglas Emmett, Inc. (b)................      4,017        49,329
Duke Realty Corp. (b)...................      7,399        88,862
Essex Property Trust, Inc. (b)..........        908        72,258
Federal Realty Investment Trust (b).....      1,992       122,249
Highwoods Properties, Inc. .............      2,343        73,687
Hospitality Properties Trust............      4,037        82,234
Kimco Realty Corp. (b)..................     12,320       160,653
Liberty Property Trust..................      3,651       118,767
Mack-Cali Realty Corp. (b)..............      2,590        83,735
MFA Financial, Inc. ....................      9,016        71,767
National Retail Properties, Inc. (b)....      2,643        56,745
Nationwide Health Properties, Inc. .....      3,489       108,124
OMEGA Healthcare Investors, Inc. (b)....      2,700        43,254
ProLogis (b)............................     14,491       172,733
Rayonier, Inc. (b)......................      2,591       105,998
Realty Income Corp. (b).................      3,447        88,415
Regency Centers Corp. (b)...............      2,645        97,997
Senior Housing Properties Trust (b).....      4,197        80,205
UDR, Inc. (b)...........................      4,930        77,598
Washington Real Estate Investment
  Trust (b).............................      1,926        55,469
Weingarten Realty Investors (b).........      3,954        78,764
                                                      -----------
                                                        2,154,721
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
Brookfield Properties Corp. (b).........      8,564        96,430
The St. Joe Co. (a)(b)..................      3,032        88,292
                                                      -----------
                                                          184,722
                                                      -----------
ROAD & RAIL -- 0.6%
Ryder Systems, Inc. (b).................      1,839        71,831
Werner Enterprises, Inc. (b)............      1,658        30,889
                                                      -----------
                                                          102,720
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.4%
Intersil Corp. (Class A)................      4,042        61,883
                                                      -----------
SOFTWARE -- 1.2%
Compuware Corp. (a)(b)..................      7,854        57,570
Novell, Inc. (a)(b).....................     11,417        51,491
Synopsys, Inc. (a)(b)...................      4,741       106,293
                                                      -----------
                                                          215,354
                                                      -----------
SPECIALTY RETAIL -- 2.3%
AutoNation, Inc. (a)(b).................      2,444        44,187
Foot Locker, Inc. (b)...................      5,122        61,208
Limited Brands, Inc. (b)................      8,999       152,893
RadioShack Corp. (b)....................      4,135        68,517
Rent-A-Center, Inc. (a).................      2,141        40,422
The Buckle, Inc. (b)....................        857        29,258
                                                      -----------
                                                          396,485
                                                      -----------
THRIFTS & MORTGAGE FINANCE -- 0.8%
Capitol Federal Financial (b)...........        689        22,682
First Niagara Financial Group,
  Inc. (b)..............................      4,953        61,070
Washington Federal, Inc. (b)............      3,550        59,853
                                                      -----------
                                                          143,605
                                                      -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
GATX Corp. (b)..........................      1,340        37,453
                                                      -----------
WATER UTILITIES -- 0.5%
Aqua America, Inc. (b)..................      4,479        79,010
                                                      -----------

SPDR DOW JONES MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Telephone & Data Systems, Inc. (b)......      3,213   $    99,635
US Cellular Corp. (a)(b)................        502        19,613
                                                      -----------
                                                          119,248
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $17,473,937)....................               17,287,867
                                                      -----------
SHORT TERM INVESTMENTS -- 28.8 %
MONEY MARKET FUNDS -- 28.8%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  4,970,793     4,970,793
STIC Prime Portfolio....................     10,722        10,722
                                                      -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,981,515).....................                4,981,515
                                                      -----------
TOTAL INVESTMENTS -- 128.6% (E)
  (Cost $22,455,452)....................               22,269,382
OTHER ASSETS AND
  LIABILITIES -- (28.6)%................               (4,949,791)
                                                      -----------
NET ASSETS -- 100.0%....................              $17,319,591
                                                      ===========





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)(b)........................      1,044   $    22,905
Aerovironment, Inc. (a)(b)..............        438        12,303
American Science & Engineering,
  Inc. (b)..............................        245        16,670
Applied Signal Technology, Inc. (b).....        360         8,377
Argon ST, Inc. (a)......................        333         6,344
BE Aerospace, Inc. (a)(b)...............      2,662        53,613
Ceradyne, Inc. (a)(b)...................        707        12,959
Cubic Corp. (b).........................        404        15,946
Curtiss-Wright Corp. (b)................      1,185        40,444
DigitalGlobe, Inc. (a)..................        378         8,456
Ducommun, Inc. (b)......................        289         5,465
DynCorp International, Inc. (a)(b)......        634        11,412
Esterline Technologies Corp. (a)........        830        32,544
GenCorp, Inc. (a).......................      1,290         6,914
GeoEye, Inc. (a)(b).....................        537        14,392
Heico Corp. (Class A)...................        537        18,210
Hexcel Corp. (a)(b).....................      2,525        28,886
Ladish Co., Inc. (a)(b).................        349         5,280
Moog, Inc. (Class A) (a)................      1,023        30,179
Orbital Sciences Corp. (a)(b)...........      1,465        21,931
Stanley, Inc. (a)(b)....................        525        13,503
Taser International, Inc. (a)...........      1,550         7,316
Teledyne Technologies, Inc. (a)(b)......        969        34,874
TransDigm Group, Inc. (a)...............        975        48,565
Triumph Group, Inc. (b).................        446        21,404
                                                      -----------
                                                          498,892
                                                      -----------
AIR FREIGHT & LOGISTICS -- 0.3%
Atlas Air Worldwide Holdings,
  Inc. (a)(b)...........................        317        10,135
Forward Air Corp. (b)...................        776        17,964
HUB Group, Inc. (Class A) (a)...........      1,014        23,170
Pacer International, Inc. (b)...........        837         3,231
UTI Worldwide, Inc. ....................      2,638        38,198
                                                      -----------
                                                           92,698
                                                      -----------
AIRLINES -- 1.0%
AirTran Holdings, Inc. (a)(b)...........      3,124        19,525
Alaska Air Group, Inc. (a)..............        967        25,906
Allegiant Travel Co. (a)(b).............        364        13,865
AMR Corp. (a)...........................      7,368        58,575
Continental Airlines, Inc. (Class
  B) (a)(b).............................      3,597        59,135
Hawaiian Holdings, Inc. (a)(b)..........      1,317        10,878
JetBlue Airways Corp. (a)(b)............      6,866        41,059
Republic Airways Holdings, Inc. (a)(b)..        858         8,005
SkyWest, Inc. (b).......................      1,520        25,202
UAL Corp. (a)(b)........................      3,829        35,303
US Airways Group, Inc. (a)(b)...........      3,506        16,478
                                                      -----------
                                                          313,931
                                                      -----------
AUTO COMPONENTS -- 0.8%
ArvinMeritor, Inc. (b)..................      1,949        15,241
Cooper Tire & Rubber Co. (b)............      1,524        26,792
Dana Holding Corp. (a)(b)...............      2,703        18,408
Drew Industries, Inc. (a)(b)............        484        10,498
Exide Technologies (a)..................      1,457        11,612
Federal-Mogul Corp. (Class A) (a)(b)....        608         7,339
Fuel Systems Solutions, Inc. (a)(b).....        387        13,928
Gentex Corp. ...........................      3,712        52,525
Raser Technologies, Inc. (a)(b).........      1,054         1,613
Superior Industries International,
  Inc. (b)..............................        527         7,483
Tenneco Automotive, Inc. (a)............      1,227        16,000
TRW Automotive Holdings Corp. (a)(b)....      1,739        29,128
WABCO Holdings, Inc. ...................      1,644        34,524
                                                      -----------
                                                          245,091
                                                      -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. (b)...............      1,020        31,569
Winnebago Industries, Inc. (a)(b).......        695        10,223
                                                      -----------
                                                           41,792
                                                      -----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (Class A) (a).....        240         8,899
Central European Distribution
  Corp. (a)(b)..........................      1,353        44,325
Coca-Cola Hellenic Bottling Co. SA (b)..         96         4,649
National Beverage Corp. (a).............        251         2,889
                                                      -----------
                                                           60,762
                                                      -----------
BIOTECHNOLOGY -- 3.0%
Abraxis BioScience, Inc. (a)(b).........        212         7,713
Acorda Therapeutics, Inc. (a)(b)........        999        23,257
Affymax, Inc. (a)(b)....................        188         4,491
Alkermes, Inc. (a)(b)...................      2,513        23,094
Allos Therapeutics, Inc. (a)(b).........      1,632        11,832
Alnylam Pharmaceuticals, Inc. (a)(b)....        956        21,682
AMAG Pharmaceuticals, Inc. (a)(b).......        435        19,001
Amicus Therapeutics, Inc. (a)(b)........        244         2,135
Arena Pharmaceuticals, Inc. (a)(b)......      2,504        11,193
Ariad Pharmaceuticals, Inc. (a)(b)......      3,097         6,875
ArQule, Inc. (a)........................        887         4,027
Array BioPharma, Inc. (a)(b)............      1,361         3,239
BioCryst Pharmaceuticals, Inc. (a)(b)...        649         5,348
BioMarin Pharmaceutical, Inc. (a)(b)....      2,602        47,044
Celera Corp. (a)(b).....................      2,158        13,444
Cell Therapeutics, Inc. (a)(b)..........     12,437        15,298
Cepheid, Inc. (a)(b)....................      1,583        20,927
Clinical Data, Inc. (a)(b)..............        364         6,068
Cubist Pharmaceuticals, Inc. (a)(b).....      1,522        30,744
Emergent Biosolutions, Inc. (a)(b)......        407         7,188
Enzon Pharmaceuticals, Inc. (a)(b)......        976         8,052
Exelixis, Inc. (a)(b)...................      2,860        18,247
Facet Biotech Corp. (a)(b)..............        588        10,167
Genomic Health, Inc. (a)(b).............        386         8,438
Geron Corp. (a)(b)......................      2,305        15,121
GTX, Inc. (a)(b)........................        402         5,146
Halozyme Therapeutics, Inc. (a)(b)......      2,070        14,718
Human Genome Sciences, Inc. (a)(b)......      4,225        79,515
Idenix Pharmaceuticals, Inc. (a)(b).....        534         1,650
Immunogen, Inc. (a).....................      1,399        11,346
Immunomedics, Inc. (a)(b)...............      1,837        10,140
Incyte Corp. (a)(b).....................      2,305        15,559
InterMune, Inc. (a)(b)..................        926        14,751
Isis Pharmaceuticals, Inc. (a)(b).......      2,398        34,939
Lexicon Genetics, Inc. (a)(b)...........      2,146         4,571
Ligand Pharmaceuticals, Inc. (Class
  B) (a)(b).............................      2,472         5,710
MannKind Corp. (a)(b)...................      1,688        16,627
Martek Biosciences Corp. (a)(b).........        845        19,089
Maxygen, Inc. (a)(b)....................        706         4,723
Medivation, Inc. (a)....................        894        24,263
Metabolix, Inc. (a)(b)..................        545         5,603

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Micromet, Inc. (a)(b)...................      1,825   $    12,155
Momenta Pharmaceuticals, Inc. (a)(b)....        886         9,400
Nabi Biopharmaceuticals (a)(b)..........      1,454         5,220
Neurocrine Biosciences, Inc. (a)(b).....        895         2,730
Novavax, Inc. (a)(b)....................      2,050         8,118
NPS Pharmaceuticals, Inc. (a)...........      1,324         5,322
Onyx Pharmaceuticals, Inc. (a)(b).......      1,578        47,293
Opko Health, Inc. (a)(b)................      3,426         7,811
Orexigen Therapeutics, Inc. (a)(b)......        773         7,614
Osiris Therapeutics, Inc. (a)(b)........        443         2,950
PDL BioPharma, Inc. (b).................      3,176        25,027
Pharmasset, Inc. (a)(b).................        619        13,086
Progenics Pharmaceuticals, Inc. (a)(b)..        623         3,265
Regeneron Pharmaceuticals, Inc. (a)(b)..      1,651        31,864
Rigel Pharmaceuticals, Inc. (a)(b)......      1,285        10,537
Sangamo Biosciences, Inc. (a)(b)........        906         7,438
Savient Pharmaceuticals, Inc. (a)(b)....      1,562        23,742
Seattle Genetics, Inc. (a)(b)...........      2,065        28,972
SIGA Technologies, Inc. (a)(b)..........        805         6,351
StemCells, Inc. (a)(b)..................      2,517         4,103
Synta Pharmaceuticals Corp. (a)(b)......        154           477
Targacept, Inc. (a).....................        322         6,881
Theravance, Inc. (a)(b).................      1,390        20,350
United Therapeutics Corp. (a)(b)........      1,252        61,335
Vanda Pharmaceuticals, Inc. (a)(b)......        646         7,519
Zymogenetics, Inc. (a)(b)...............        882         5,327
                                                      -----------
                                                          977,862
                                                      -----------
BUILDING PRODUCTS -- 0.7%
AAON, Inc. (b)..........................        393         7,891
American Woodmark Corp. (b).............        227         4,390
Ameron International Corp. .............        239        16,725
Apogee Enterprises, Inc. (b)............        681        10,229
Armstrong World Industries,
  Inc. (a)(b)...........................        443        15,266
Builders FirstSource, Inc. (a)(b).......        404         1,761
Gibraltar Industries, Inc. .............        655         8,692
Griffon Corp. (a)(b)....................      1,344        13,534
Lennox International, Inc. .............      1,410        50,929
Quanex Building Products Corp. .........      1,075        15,437
Simpson Manufacturing Co., Inc. (b).....      1,006        25,412
Trex Co., Inc. (a)(b)...................        414         7,535
Universal Forest Products, Inc. (b).....        490        19,335
USG Corp. (a)(b)........................      1,844        31,680
                                                      -----------
                                                          228,816
                                                      -----------
CAPITAL MARKETS -- 1.9%
BGC Partners, Inc. (Class A) (b)........        780         3,338
Broadpoint Gleacher Securities,
  Inc. (a)(b)...........................      1,817        15,154
Calamos Asset Management, Inc. (Class
  A) (b)................................        477         6,230
Cohen & Steers, Inc. (b)................        548        13,152
Duff & Phelps Corp. (Class A) (b).......        473         9,063
E*TRADE Financial Corp. (a)(b)..........     29,462        51,558
Evercore Partners, Inc. (Class A) (b)...        432        12,623
FBR Capital Markets Corp. (a)(b)........      1,166         6,914
Fortress Investment Group LLC (Class
  A) (a)................................      1,290         6,708
GAMCO Investors, Inc. (Class A).........        100         4,570
GFI Group, Inc. (b).....................      1,571        11,358
GLG Partners, Inc. .....................      4,383        17,663
Greenhill & Co., Inc. (b)...............        352        31,532
Investment Technology Group, Inc. (a)...      1,151        32,136
Janus Capital Group, Inc. (b)...........      4,816        68,291
KBW, Inc. (a)(b)........................        885        28,515
Knight Capital Group, Inc. (Class
  A) (a)(b).............................      2,403        52,265
LaBranche & Cos., Inc. (a)(b)...........      1,368         4,651
MF Global, Ltd. (a)(b)..................      2,573        18,706
optionsXpress Holdings, Inc. (b)........      1,157        19,993
Penson Worldwide, Inc. (a)(b)...........        504         4,909
Piper Jaffray Co., Inc. (a)(b)..........        519        24,767
Pzena Investment Management, Inc. (Class
  A) (a)(b).............................        135         1,103
Riskmetrics Group, Inc. (a)(b)..........        834        12,193
Stifel Financial Corp. (a)(b)...........        792        43,481
SWS Group, Inc. (b).....................        750        10,800
Teton Advisors, Inc. (Class B) (a)(c)...          1             2
The Blackstone Group LP (b).............      2,220        31,524
Thomas Weisel Partners Group,
  Inc. (a)(b)...........................        534         2,852
TradeStation Group, Inc. (a)(b).........        845         6,887
W.P. Carey & Co. LLC (b)................        422        11,947
Waddell & Reed Financial, Inc.
  (Class A).............................      2,242        63,785
Westwood Holdings Group, Inc. (b).......        167         5,795
                                                      -----------
                                                          634,465
                                                      -----------
CHEMICALS -- 2.4%
A. Schulman, Inc. ......................        567        11,300
American Vanguard Corp. (b).............        485         4,030
Arch Chemicals, Inc. (b)................        625        18,744
Ashland, Inc. (b).......................      1,791        77,407
Balchem Corp. (b).......................        441        11,598
Cabot Corp. ............................      1,354        31,291
Calgon Carbon Corp. (a)(b)..............      1,435        21,281
Cytec Industries, Inc. (b)..............      1,270        41,237
Ferro Corp. (b).........................      1,068         9,505
H.B. Fuller Co. ........................      1,293        27,024
Huntsman Corp. (b)......................      4,257        38,781
Innophos Holdings, Inc. ................        469         8,677
Koppers Holdings, Inc. .................        574        17,019
Kronos Worldwide, Inc. (b)..............         76           784
LSB Industries, Inc. (a)(b).............        473         7,365
Minerals Technologies, Inc. (b).........        502        23,875
Nalco Holding Co. ......................      3,687        75,547
NewMarket Corp. ........................        282        26,237
NL Industries, Inc. (b).................        177         1,186
Olin Corp. (b)..........................      1,827        31,863
OM Group, Inc. (a)(b)...................        816        24,798
PolyOne Corp. (a)(b)....................      2,354        15,701
Rockwood Holdings, Inc. (a).............      1,304        26,823
RPM International, Inc. (b).............      3,460        63,975
Sensient Technologies Corp. (b).........      1,262        35,046
Solutia, Inc. (a).......................      3,102        35,921
Spartech Corp. (b)......................        729         7,851
Stepan Co. (b)..........................        207        12,437
Valhi, Inc. (b).........................        277         3,357
W.R. Grace & Co. (a)(b).................      1,554        33,784
Westlake Chemical Corp. (b).............        477        12,259
Zep, Inc. (b)...........................        506         8,223
Zoltek Cos., Inc. (a)(b)................        664         6,972
                                                      -----------
                                                          771,898
                                                      -----------

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMERCIAL BANKS -- 5.5%
1st Source Corp. (b)....................        337   $     5,493
Arrow Financial Corp. ..................        301         8,218
Associated Ban-Corp. (b)................      3,062        34,968
Bancfirst Corp. (b).....................        183         6,758
BancorpSouth, Inc. (b)..................      2,036        49,699
Bank of Hawaii Corp. (b)................      1,288        53,504
Bank of the Ozarks, Inc. (b)............        302         8,012
Boston Private Financial Holdings,
  Inc. (b)..............................      1,913        12,454
Camden National Corp. (b)...............        214         7,071
Capital City Bank Group, Inc. (b).......        313         4,445
CapitalSource, Inc. (b).................      6,877        29,846
Capitol Bancorp, Ltd. (b)...............        383         1,000
Cathay General Bancorp (b)..............      1,325        10,719
Chemical Financial Corp. (b)............        602        13,118
City Holding Co. (b)....................        397        11,835
CoBiz Financial, Inc. (b)...............        508         2,530
Columbia Banking System, Inc. (b).......        645        10,675
Community Bank System, Inc. (b).........        815        14,890
Community Trust Bancorp, Inc. (b).......        373         9,761
CVB Financial Corp. (b).................      2,517        19,104
East West Bancorp, Inc. (b).............      2,416        20,053
F.N.B. Corp. (b)........................      2,883        20,498
First BancCorp- North Carolina (b)......        397         7,166
First BanCorp- Puerto Rico (b)..........      1,880         5,734
First Busey Corp. (b)...................        679         3,191
First Citizens Bancshares, Inc.
  (Class A).............................        155        24,660
First Commonwealth Financial Corp. (b)..      2,086        11,848
First Community Bancshares, Inc. (b)....        466         5,881
First Financial Bancorp (b).............      1,449        17,460
First Financial Bankshares, Inc. (b)....        532        26,313
First Financial Corp. (b)...............        253         7,752
First Horizon National Corp. (a)........         81         1,066
First Merchants Corp. ..................        542         3,778
First Midwest Bancorp, Inc. (b).........      1,184        13,344
FirstMerit Corp. (b)....................      2,244        42,703
Fulton Financial Corp. (b)..............      4,592        33,797
Glacier Bancorp, Inc. (b)...............      1,585        23,680
Great Southern Bancorp, Inc. (b)........        319         7,563
Guaranty Bancorp (a)(b).................      1,226         1,814
Hampton Roads Bankshares, Inc. (b)......        633         1,823
Hancock Holding Co. (b).................        702        26,374
Harleysville National Corp. (b).........      1,003         5,346
Heartland Financial USA, Inc. (b).......        418         6,165
Home Bancshares, Inc. (b)...............        586        12,845
Huntington Bancshares, Inc. (b).........     14,917        70,259
IBERIABANK Corp. (b)....................        530        24,147
Independent Bank Corp.-
  Massachusetts (b).....................        528        11,685
International Bancshares Corp. (b)......      1,411        23,013
Investors Bancorp, Inc. (a)(b)..........      1,090        11,565
Lakeland Financial Corp. (b)............        303         6,257
Marshall & Ilsley Corp. ................      9,564        77,181
MB Financial, Inc. (b)..................      1,262        26,464
Nara Bancorp, Inc. (b)..................        561         3,899
National Penn Bancshares, Inc. (b)......      3,327        20,328
NBT Bancorp, Inc. (b)...................        871        19,632
Northfield Bancorp, Inc. (b)............        490         6,272
Old National Bancorp (b)................      1,771        19,835
Oriental Financial Group, Inc. (b)......        728         9,246
Orrstown Financial Services, Inc. (b)...        144         5,564
Pacific Capital Bancorp (b).............      1,128         1,624
PacWest Bancorp (b).....................        629        11,982
Park National Corp. (b).................        302        17,619
Pinnacle Financial Partners,
  Inc. (a)(b)...........................        871        11,070
Popular, Inc. ..........................      6,824        19,312
PrivateBancorp, Inc. (b)................      1,273        31,138
Prosperity Bancshares, Inc. (b).........      1,216        42,305
Renasant Corp. (b)......................        507         7,529
Republic Bancorp, Inc.- Kentucky........        244         4,870
S&T Bancorp, Inc. (b)...................        733         9,500
S.Y. Bancorp, Inc. (b)..................        288         6,650
Sandy Spring Bancorp, Inc. (b)..........        420         6,838
Santander Bancorp (a)(b)................        128         1,248
SCBT Financial Corp. (b)................        322         9,048
Signature Bank (a)(b)...................      1,043        30,247
Simmons First National Corp. (b)........        307         8,845
South Financial Group, Inc. (b).........      4,070         5,983
Southside Bancshares, Inc. .............        378         8,513
StellarOne Corp. (b)....................        613         9,042
Sterling Bancorp........................        464         3,350
Sterling Bancshares, Inc. (b)...........      2,056        15,029
Sterling Financial
  Corp. -- Washington (a)(b)............      1,255         2,510
Suffolk Bancorp (b).....................        231         6,840
Sun Bancorp, Inc. (a)(b)................        467         2,466
Susquehanna Bancshares, Inc. (b)........      2,283        13,447
SVB Financial Group (a)(b)..............        869        37,602
Synovus Financial Corp. (b).............     11,175        41,906
TCF Financial Corp. (b).................      3,101        40,437
Texas Capital Bancshares, Inc. (a)(b)...        923        15,543
Tompkins Trustco, Inc. (b)..............        191         8,347
TowneBank (b)...........................        596         7,599
Trico Bancshares (b)....................        359         5,888
Trustmark Corp. (b).....................      1,337        25,470
UCBH Holdings, Inc. (b).................      2,770         2,216
UMB Financial Corp. (b).................        933        37,731
Umpqua Holdings Corp. (b)...............      2,246        23,808
Union Bankshares Corp. .................        379         4,719
United Bankshares, Inc. (b).............      1,148        22,489
United Community Banks, Inc. (a)(b).....      1,200         6,002
Univest Corp. of Pennsylvania...........        367         7,953
Valley National Bancorp (b).............      3,640        44,736
Washington Trust Bancorp, Inc. (b)......        383         6,710
Webster Financial Corp. (b).............      1,807        22,533
WesBanco, Inc. (b)......................        628         9,709
Westamerica Bancorp (b).................        765        39,780
Western Alliance Bancorp (a)(b).........      1,811        11,427
Whitney Holding Corp. (b)...............      1,725        16,456
Wilmington Trust Corp. (b)..............      1,807        25,659
Wintrust Financial Corp. (b)............        672        18,789
Zions Bancorp (b).......................      3,285        59,031
                                                      -----------
                                                        1,809,846
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
ABM Industries, Inc. (b)................      1,207        25,395
ACCO Brands Corp. (a)...................      1,313         9,480
American Ecology Corp. (b)..............        393         7,349
American Reprographics Co. (a)(b).......        951         9,054
APAC Customer Services, Inc. (a)(b).....        862         5,094
ATC Technology Corp. (a)(b).............        498         9,840
Bowne & Co., Inc. ......................      1,108         8,532
Cenveo, Inc. (a)(b).....................      1,533        10,608
Clean Harbors, Inc. (a)(b)..............        591        33,250

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Consolidated Graphics, Inc. (a)(b)......        239   $     5,963
Cornell Companies, Inc. (a).............        324         7,271
Courier Corp. (b).......................        260         3,939
Deluxe Corp. (b)........................      1,301        22,247
EnergySolutions, Inc. (b)...............      2,088        19,251
EnerNOC, Inc. (a).......................        455        15,088
Ennis, Inc. (b).........................        616         9,936
Fuel Tech, Inc. (a).....................        447         5,006
G & K Services, Inc. (Class A) (b)......        473        10,482
Healthcare Services Group, Inc. (b).....      1,039        19,076
Herman Miller, Inc. (b).................      1,441        24,367
HNI Corp. (b)...........................      1,020        24,072
Innerworkings, Inc. (a)(b)..............        693         3,423
Interface, Inc. (Class A) (b)...........      1,306        10,840
Kimball International, Inc. (Class
  B) (b)................................        608         4,639
Knoll, Inc. ............................      1,172        12,224
M&F Worldwide Corp. (a).................        301         6,092
McGrath Rentcorp (b)....................        642        13,655
Metalico, Inc. (a)(b)...................      1,066         4,445
Mine Safety Appliances Co. (b)..........        845        23,246
Mobile Mini, Inc. (a)(b)................        962        16,700
RINO International Corp. (a)(b).........        222         4,693
Rollins, Inc. (b).......................      1,372        25,862
Schawk, Inc. (b)........................        316         3,688
Standard Parking Corp. (a)(b)...........        206         3,603
Steelcase, Inc. (Class A) (b)...........      1,594         9,899
Sykes Enterprises, Inc. (a).............        929        19,342
Team, Inc. (a)(b).......................        449         7,611
Tetra Tech, Inc. (a)(b).................      1,573        41,732
The Brink's Co. ........................      1,176        31,646
The Geo Group, Inc. (a).................      1,357        27,371
The Standard Register Co. (b)...........        486         2,858
United Stationers, Inc. (a).............        629        29,947
Viad Corp. (b)..........................        570        11,349
                                                      -----------
                                                          600,165
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 2.9%
3Com Corp. (a)(b).......................     10,029        52,452
Acme Packet, Inc. (a)(b)................        773         7,738
ADC Telecommunications, Inc. (a)(b).....      2,466        20,566
Adtran, Inc. (b)........................      1,648        40,458
Airvana, Inc. (a)(b)....................        806         5,457
Anaren, Inc. (a)........................        419         7,123
Arris Group, Inc. (a)(b)................      3,253        42,321
Aruba Networks, Inc. (a)(b).............      1,650        14,586
Avocent Corp. (a)(b)....................      1,240        25,135
Bel Fuse, Inc. (Class B)................        270         5,138
BigBand Networks, Inc. (a)(b)...........        995         3,990
Black Box Corp. (b).....................        453        11,366
Blue Coat Systems, Inc. (a)(b)..........        917        20,715
CIENA Corp. (a)(b)......................      2,409        39,218
CommScope, Inc. (a)(b)..................      2,490        74,526
Comtech Telecommunications
  Corp. (a)(b)..........................        778        25,845
DG Fastchannel, Inc. (a)(b).............        467         9,779
Digi International, Inc. (a)(b).........        708         6,032
EchoStar Corp. (Class A) (a)............      1,082        19,974
EMS Technologies, Inc. (a)..............        418         8,703
Emulex Corp. (a)(b).....................      2,228        22,926
Extreme Networks, Inc. (a)(b)...........      2,307         6,460
Finisar Corp. (a)(b)....................      1,273        12,323
Harmonic, Inc. (a)(b)...................      2,544        16,994
Harris Stratex Networks, Inc. (Class A)
  (a) (b)...............................      1,549        10,843
Hughes Communications, Inc. (a)(b)......        209         6,341
Infinera Corp. (a)(b)...................      2,503        19,899
InterDigital, Inc. (a)(b)...............      1,147        26,564
Ixia (a)(b).............................        875         6,002
JDS Uniphase Corp. (a)..................      5,511        39,183
Loral Space & Communications, Inc. (a)..        289         7,942
Netgear, Inc. (a)(b)....................        851        15,616
OpNext, Inc. (a)(b).....................      1,484         4,348
Palm, Inc. (a)(b).......................      3,394        59,157
Plantronics, Inc. (b)...................      1,269        34,022
Polycom, Inc. (a)(b)....................      2,240        59,920
Riverbed Technology, Inc. (a)(b)........      1,433        31,469
SeaChange International, Inc. (a).......        817         6,127
ShoreTel, Inc. (a)(b)...................        468         3,655
Sonus Networks, Inc. (a)(b).............      5,344        11,329
Starent Networks Corp. (a)(b)...........      1,080        27,454
Sycamore Networks, Inc. (a)(b)..........      5,134        15,505
Tekelec (a)(b)..........................      1,684        27,668
Utstarcom, Inc. (a)(b)..................      3,218         6,726
ViaSat, Inc. (a)........................        771        20,493
                                                      -----------
                                                          940,088
                                                      -----------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b).......................        866         9,552
Adaptec, Inc. (a)(b)....................      2,550         8,517
Avid Technology, Inc. (a)(b)............        714        10,060
Compellent Technologies, Inc. (a)(b)....        428         7,725
Diebold, Inc. (b).......................      1,769        58,253
Electronics for Imaging, Inc. (a)(b)....      1,265        14,257
Hutchinson Technology, Inc. (a)(b)......        567         4,026
Hypercom Corp. (a)......................      1,211         3,754
Imation Corp. (b).......................        762         7,064
Intermec, Inc. (a)(b)...................      1,294        18,245
Isilon Systems, Inc. (a)(b).............        600         3,660
Lexmark International, Inc. (Class
  A) (a)(b).............................      2,059        44,351
Novatel Wireless, Inc. (a)(b)...........        751         8,531
QLogic Corp. (a)(b).....................      3,105        53,406
Quantum Corp. (a)(b)....................      5,129         6,463
Silicon Graphics International
  Corp. (a)(b)..........................        699         4,690
STEC, Inc. (a)(b).......................        939        27,597
Stratasys, Inc. (a)(b)..................        509         8,735
Synaptics, Inc. (a)(b)..................        873        22,000
                                                      -----------
                                                          320,886
                                                      -----------
CONSTRUCTION & ENGINEERING -- 0.7%
Comfort Systems USA, Inc. (b)...........      1,081        12,529
Dycom Industries, Inc. (a)(b)...........        974        11,980
EMCOR Group, Inc. (a)...................      1,680        42,538
Furmanite Corp. (a)(b)..................        886         3,819
Granite Construction, Inc. (b)..........        951        29,424
Great Lakes Dredge & Dock Corp. ........      1,059         7,392
Insituform Technologies, Inc. (a)(b)....        960        18,374
Layne Christensen Co. (a)(b)............        562        18,012
Mastec, Inc. (a)(b).....................      1,300        15,795
Michael Baker Corp. (a)(b)..............        221         8,031
MYR Group, Inc. (a).....................        506        10,671
Northwest Pipe Co. (a)(b)...............        218         7,309
Orion Marine Group, Inc. (a)(b).........        707        14,522

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Pike Electric Corp. (a)(b)..............        429   $     5,139
Primoris Services Corp. ................        322         2,322
Sterling Construction Co., Inc. (a)(b)..        368         6,591
Tutor Perini Corp. (a)(b)...............        673        14,335
                                                      -----------
                                                          228,783
                                                      -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b)...............      1,151        32,895
Headwaters, Inc. (a)(b).................      1,046         4,048
Texas Industries, Inc. (b)..............        627        26,328
                                                      -----------
                                                           63,271
                                                      -----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance Centers,
  Inc. (b)..............................      1,233         6,905
AmeriCredit Corp. (a)(b)................      1,545        24,396
Cardtronics, Inc. (a)...................        431         3,370
Cash America International, Inc. (b)....        828        24,972
CompuCredit Holdings Corp. (a)(b).......        758         3,570
Credit Acceptance Corp. (a).............        169         5,440
Dollar Financial Corp. (a)(b)...........        615         9,852
Ezcorp, Inc. (a)(b).....................      1,198        16,365
First Cash Financial Services,
  Inc. (a)(b)...........................        727        12,454
Nelnet, Inc. (a)(b).....................        690         8,584
The First Marblehead Corp. (a)(b).......      1,557         3,425
The Student Loan Corp. (b)..............         96         4,454
World Acceptance Corp. (a)(b)...........        360         9,076
                                                      -----------
                                                          132,863
                                                      -----------
CONTAINERS & PACKAGING -- 0.8%
Bway Holding Co. (a)....................        324         5,997
Graphic Packaging Holding Co. (a).......      1,939         4,479
Greif, Inc. (Class A) (b)...............        892        49,105
Myers Industries, Inc. (b)..............        898         9,671
Packaging Corp. of America..............      2,758        56,263
Rock-Tenn Co. (Class A) (b).............      1,026        48,335
Silgan Holdings, Inc. (b)...............        664        35,013
Temple-Inland, Inc. (b).................      2,773        45,533
                                                      -----------
                                                          254,396
                                                      -----------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A) (a)(b).........        436         2,986
Core-Mark Holding Co., Inc. (a)(b)......        283         8,094
LKQ Corp. (a)(b)........................      3,750        69,525
                                                      -----------
                                                           80,605
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
American Public Education, Inc. (a)(b)..        467        16,224
Bridgepoint Education, Inc. (a)(b)......        309         4,715
Brink's Home Security Holdings,
  Inc. (a)(b)...........................      1,246        38,364
Capella Education Co. (a)(b)............        380        25,589
Coinstar, Inc. (a)(b)...................        707        23,317
Corinthian Colleges, Inc. (a)(b)........      2,088        38,753
Grand Canyon Education, Inc. (a)(b).....        490         8,737
Hillenbrand, Inc. ......................      1,640        33,407
Jackson Hewitt Tax Service, Inc. (b)....        624         3,183
K12, Inc. (a)(b)........................        536         8,833
Lincoln Educational Services
  Corp. (a)(b)..........................        247         5,651
Matthews International Corp. (Class A)..        782        27,667
Pre-Paid Legal Services, Inc. (a)(b)....        195         9,906
Regis Corp. (b).........................      1,393        21,592
Service Corp. International (b).........      6,595        46,231
Sotheby's (b)...........................      1,849        31,858
Steiner Leisure, Ltd. (a)(b)............        350        12,516
Stewart Enterprises, Inc. (Class
  A) (b)................................      2,032        10,627
StoneMor Partners LP....................        285         4,891
Universal Technical Institute,
  Inc. (a)..............................        530        10,441
                                                      -----------
                                                          382,502
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Asset Acceptance Capital Corp. (a)(b)...        319         2,313
CIT Group, Inc. (b).....................     10,299        12,462
Encore Capital Group, Inc. (a)(b).......        428         5,757
Financial Federal Corp. (b).............        693        17,103
Interactive Brokers Group, Inc. (Class
  A) (a)................................      1,075        21,360
KKR Financial Holdings LLC (a)(b).......      2,359        10,899
Life Partners Holdings, Inc. (b)........        199         3,562
MarketAxess Holdings, Inc. (a)(b).......        685         8,254
NewStar Financial, Inc. (a).............        601         1,977
PHH Corp. (a)(b)........................      1,440        28,570
Pico Holdings, Inc. (a)(b)..............        485        16,175
Portfolio Recovery Associates,
  Inc. (a)(b)...........................        429        19,446
                                                      -----------
                                                          147,878
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
AboveNet, Inc. (a)......................        564        27,501
Alaska Communications Systems Group,
  Inc. (b)..............................      1,088        10,064
Atlantic Tele-Network, Inc. (b).........        231        12,340
Cbeyond, Inc. (a)(b)....................        688        11,098
Cincinnati Bell, Inc. (a)(b)............      5,692        19,922
Cogent Communications Group,
  Inc. (a)(b)...........................      1,051        11,876
Consolidated Communications Holdings,
  Inc. (b)..............................        559         8,950
General Communication, Inc. (Class
  A) (a)(b).............................        907         6,222
Global Crossing, Ltd. (a)(b)............        861        12,312
Iowa Telecommunications Services,
  Inc. (b)..............................        775         9,765
Neutral Tandem, Inc. (a)(b).............        928        21,121
PAETEC Holding Corp. (a)................      3,061        11,846
Premiere Global Services, Inc. (a)......      1,527        12,690
SureWest Communications (a)(b)..........        358         4,446
tw telecom, inc. (a)(b).................      3,903        52,495
                                                      -----------
                                                          232,648
                                                      -----------
ELECTRIC UTILITIES -- 1.2%
ALLETE, Inc. (b)........................        727        24,405
Brookfield Infrastructure Partners
  LP (b)................................        291         4,790
Central Vermont Public Service Corp. ...        287         5,539
Cleco Corp. (b).........................      1,578        39,576
El Paso Electric Co. (a)(b).............      1,134        20,038
Empire District Electric Co. (b)........        968        17,511
Great Plains Energy, Inc. (b)...........      3,534        63,435
Hawaiian Electric Industries, Inc. (b)..      2,388        43,271
IDACORP, Inc. (b).......................      1,203        34,634
MGE Energy, Inc. .......................        596        21,742
PNM Resources, Inc. (b).................      2,093        24,446
Portland General Electric Co. ..........      1,947        38,395
UIL Holdings Corp. (b)..................        799        21,086
Unisource Energy Corp. .................        940        28,905
                                                      -----------
                                                          387,773
                                                      -----------

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
ELECTRICAL EQUIPMENT -- 1.8%
A.O. Smith Corp. (b)....................        629   $    23,965
Acuity Brands, Inc. (b).................      1,182        38,072
Advanced Battery Technologies,
  Inc. (a)(b)...........................      1,033         4,483
American Superconductor Corp. (a)(b)....      1,035        34,714
AZZ, Inc. (a)(b)........................        313        12,573
Baldor Electric Co. (b).................      1,129        30,867
Belden CDT, Inc. (b)....................      1,257        29,037
Brady Corp. (Class A)...................      1,287        36,963
Broadwind Energy, Inc. (a)(b)...........        851         6,714
Encore Wire Corp. (b)...................        459        10,254
Ener1, Inc. (a).........................      1,330         9,204
Energy Conversion Devices, Inc. (a)(b)..      1,220        14,128
EnerSys (a).............................      1,120        24,774
Evergreen Solar, Inc. (a)(b)............      4,745         9,110
Franklin Electric Co., Inc. (b).........        536        15,367
FuelCell Energy, Inc. (a)(b)............      1,951         8,331
General Cable Corp. (a).................      1,400        54,810
GrafTech International, Ltd. (a)........      3,079        45,261
GT Solar International, Inc. (a)(b).....        732         4,253
II-VI, Inc. (a)(b)......................        685        17,426
Plug Power, Inc. (a)....................      1,774         1,561
Polypore International, Inc. (a)(b).....        666         8,598
Powell Industries, Inc. (a).............        185         7,102
Power-One, Inc. (a)(b)..................      1,922         3,748
Regal-Beloit Corp. (b)..................        925        42,282
Thomas & Betts Corp. (a)(b).............      1,384        41,631
Valence Technology, Inc. (a)............      1,503         2,705
Vicor Corp. (a)(b)......................        454         3,505
Woodward Governor Co. ..................      1,511        36,657
                                                      -----------
                                                          578,095
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.1%
Agilysys, Inc. .........................        506         3,335
Anixter International, Inc. (a)(b)......        811        32,529
AVX Corp. ..............................      1,385        16,523
Benchmark Electronics, Inc. (a)(b)......      1,735        31,230
Brightpoint, Inc. (a)...................      1,824        15,960
Checkpoint Systems, Inc. (a)............        959        15,766
Cogent, Inc. (a)(b).....................        946         9,555
Cognex Corp. (b)........................        906        14,840
Coherent, Inc. (a)(b)...................        621        14,482
CTS Corp. ..............................        816         7,589
Daktronics, Inc. (b)....................        918         7,867
DTS Inc. (a)(b).........................        434        11,883
Echelon Corp. (a)(b)....................        799        10,283
Electro Rent Corp. .....................        530         6,106
Electro Scientific Industries,
  Inc. (a)(b)...........................        622         8,329
FARO Technologies, Inc. (a)(b)..........        362         6,219
ICx Technologies, Inc. (a)(b)...........        295         1,746
Insight Enterprises, Inc. (a)(b)........      1,127        13,761
IPG Photonics Corp. (a)(b)..............        684        10,397
Jabil Circuit, Inc. ....................      5,149        69,048
L-1 Identity Solutions, Inc. (a)(b).....      2,373        16,587
Littelfuse, Inc. (a)(b).................        615        16,138
Maxwell Technologies, Inc. (a)(b).......        647        11,924
Methode Electronics, Inc. (Class A).....        913         7,916
MTS Systems Corp. ......................        416        12,151
Multi-Fineline Electronix, Inc. (a).....        220         6,316
National Instruments Corp. (b)..........      1,628        44,982
Newport Corp. (a).......................        886         7,761
OSI Systems, Inc. (a)...................        392         7,170
Park Electrochemical Corp. .............        456        11,240
Plexus Corp. (a)(b).....................      1,053        27,736
Rofin-Sinar Technologies, Inc. (a)......        811        18,621
Rogers Corp. (a)........................        421        12,617
Sanmina-SCI Corp. (a)...................      2,105        18,103
Scansource, Inc. (a)(b).................        708        20,051
Smart Modular Technologies (WWH),
  Inc. (a)(b)...........................        894         4,255
SYNNEX Corp. (a)(b).....................        528        16,093
Tech Data Corp. (a).....................      1,359        56,548
Technitrol, Inc. (b)....................        972         8,952
TTM Technologies, Inc. (a)(b)...........      1,240        14,223
Universal Display Corp. (a)(b)..........        782         9,337
Vishay Intertechnology, Inc. (a)........      4,390        34,681
                                                      -----------
                                                          690,850
                                                      -----------
ENERGY EQUIPMENT & SERVICES -- 2.4%
Allis-Chalmers Energy, Inc. (a)(b)......        760         3,314
Atwood Oceanics, Inc. (a)(b)............      1,513        53,363
Basic Energy Services, Inc. (a).........        577         4,899
Bristow Group, Inc. (a)(b)..............        735        21,822
Bronco Drilling Co., Inc. (a)(b)........        685         4,487
Cal Dive International, Inc. (a)........      1,186        11,729
CARBO Ceramics, Inc. (b)................        523        26,961
Complete Production Services,
  Inc. (a)(b)...........................      1,617        18,272
Dawson Geophysical Co. (a)(b)...........        179         4,901
Dresser-Rand Group, Inc. (a)............      2,198        68,292
Dril-Quip, Inc. (a).....................        799        39,662
ENGlobal Corp. (a)(b)...................        447         1,842
Exterran Holdings, Inc. (a)(b)..........      1,627        38,625
Exterran Partners LP....................        242         4,356
Global Industries, Ltd. (a).............      2,641        25,089
Gulf Island Fabrication, Inc. (b).......        297         5,566
Gulfmark Offshore, Inc. (a)(b)..........        720        23,573
Helix Energy Solutions Group, Inc. (a)..      2,531        37,914
Hercules Offshore, Inc. (a)(b)..........      2,552        12,530
Hornbeck Offshore Services,
  Inc. (a)(b)...........................        671        18,493
ION Geophysical Corp. (a)(b)............      2,084         7,336
Key Energy Services, Inc. (a)(b)........      3,310        28,797
Lufkin Industries, Inc. ................        394        20,953
Matrix Service Co. (a)..................        647         7,033
NATCO Group, Inc. (a)...................        522        23,114
Newpark Resources, Inc. (a)(b)..........      2,150         6,901
Oil States International, Inc. (a)......      1,281        45,001
Parker Drilling Co. (a)(b)..............      3,121        17,041
PHI, Inc. (a)(b)........................        333         6,753
Pioneer Drilling Co. (a)................      1,197         8,786
RPC, Inc. (b)...........................        787         8,248
SEACOR Holdings, Inc. (a)(b)............        514        41,958
Seahawk Drilling, Inc. (a)..............        321         9,980
Superior Energy Services, Inc. (a)......      1,992        44,860
Superior Well Services, Inc. (a)(b).....        598         5,789
T-3 Energy Services, Inc. (a)...........        303         5,969
Tesco Corp. (a)(b)......................        835         6,663
Tetra Technologies, Inc. (a)(b).........      1,994        19,322
Unit Corp. (a)(b).......................      1,272        52,470
                                                      -----------
                                                          792,664
                                                      -----------

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
FOOD & STAPLES RETAILING -- 0.8%
Arden Group, Inc. (Class A) (b).........         28   $     3,346
BJ's Wholesale Club, Inc. (a)(b)........      1,476        53,461
Casey's General Stores, Inc. (b)........      1,336        41,924
Great Atlantic & Pacific Tea
  Co. (a)(b)............................        852         7,591
Ingles Markets, Inc. ...................        287         4,543
Nash Finch Co. (b)......................        311         8,503
Pantry, Inc. (a)........................        561         8,797
Pricesmart, Inc. .......................        352         6,600
Rite Aid Corp. (a)(b)...................     15,505        25,428
Ruddick Corp. (b).......................      1,118        29,761
Spartan Stores, Inc. (b)................        532         7,517
Susser Holdings Corp. (a)...............        300         3,771
The Andersons, Inc. (b).................        537        18,902
United Natural Foods, Inc. (a)(b).......      1,045        24,996
Village Super Market, Inc. (Class A)....        142         4,185
Weis Markets, Inc. (b)..................        286         9,138
Winn-Dixie Stores, Inc. (a)(b)..........      1,451        19,037
                                                      -----------
                                                          277,500
                                                      -----------
FOOD PRODUCTS -- 1.4%
Alico, Inc. (b).........................         88         2,586
American Italian Pasta Co. (a)(b).......        550        14,949
B&G Foods, Inc. (b).....................        867         7,101
Cal-Maine Foods, Inc. (b)...............        362         9,691
Calavo Growers, Inc. (b)................        333         6,320
Chiquita Brands International,
  Inc. (a)(b)...........................      1,151        18,600
Corn Products International, Inc. ......      1,993        56,840
Darling International, Inc. (a)(b)......      2,177        16,001
Del Monte Foods Co. ....................      5,361        62,080
Diamond Foods, Inc. (b).................        445        14,115
Farmer Brothers Co. ....................        150         3,105
Fresh Del Monte Produce, Inc. (a).......      1,078        24,374
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................      1,044        77,089
Hain Celestial Group, Inc. (a)(b).......      1,060        20,320
J&J Snack Foods Corp. ..................        378        16,326
Lancaster Colony Corp. (b)..............        541        27,737
Lance, Inc. (b).........................        843        21,766
Sanderson Farms, Inc. (b)...............        456        17,164
Smart Balance, Inc. (a)(b)..............      1,704        10,463
Tootsie Roll Industries, Inc. (b).......        618        14,696
TreeHouse Foods, Inc. (a)(b)............        825        29,428
                                                      -----------
                                                          470,751
                                                      -----------
GAS UTILITIES -- 0.9%
Amerigas Partners LP (b)................        461        16,614
Chesapeake Utilities Corp. (b)..........        192         5,950
Ferrellgas Partners LP (b)..............        620        12,350
Laclede Group, Inc. ....................        549        17,656
New Jersey Resources Corp. .............      1,108        40,231
Nicor, Inc. (b).........................      1,181        43,213
Northwest Natural Gas Co. (b)...........        701        29,204
South Jersey Industries, Inc. ..........        779        27,499
Southwest Gas Corp. (b).................      1,170        29,928
Spectra Energy Partners LP (b)..........        337         8,196
Star Gas Partners LP....................        845         3,067
Suburban Propane Partners LP............        491        20,534
WGL Holdings, Inc. (b)..................      1,319        43,712
                                                      -----------
                                                          298,154
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Abaxis, Inc. (a)(b).....................        616        16,478
ABIOMED, Inc. (a)(b)....................        821         7,972
Accuray, Inc. (a)(b)....................        942         6,123
Align Technology, Inc. (a)(b)...........      1,459        20,747
American Medical Systems Holdings,
  Inc. (a)(b)...........................      1,928        32,622
Analogic Corp. (b)......................        320        11,846
AngioDynamics, Inc. (a)(b)..............        636         8,764
Cantel Medical Corp. (a)(b).............        363         5,467
Conceptus, Inc. (a)(b)..................        655        12,144
CONMED Corp. (a)(b).....................        793        15,202
CryoLife, Inc. (a)(b)...................        636         5,069
Cyberonics, Inc. (a)(b).................        554         8,831
DexCom, Inc. (a)(b).....................      1,292        10,246
ev3, Inc. (a)(b)........................      1,756        21,616
Greatbatch, Inc. (a)(b).................        562        12,628
Haemonetics Corp. (a)(b)................        670        37,600
Hill-Rom Holdings, Inc. (b).............      1,607        35,000
I-Flow Corp. (a)(b).....................        595         6,777
ICU Medical, Inc. (a)(b)................        344        12,680
Immucor, Inc. (a)(b)....................      1,842        32,603
Insulet Corp. (a)(b)....................        501         5,626
Integra LifeSciences Holdings
  Corp. (a)(b)..........................        568        19,397
Invacare Corp. (b)......................        872        19,428
IRIS International, Inc. (a)............        514         5,808
Kensey Nash Corp. (a)(b)................        214         6,195
MAKO Surgical Corp. (a)(b)..............        683         5,983
Masimo Corp. (a)(b).....................      1,387        36,339
Meridian Bioscience, Inc. (b)...........      1,074        26,861
Merit Medical Systems, Inc. (a)(b)......        692        11,992
Natus Medical, Inc. (a)(b)..............        811        12,514
Neogen Corp. (a)(b).....................        404        13,045
NuVasive, Inc. (a)(b)...................        954        39,839
OraSure Technologies, Inc. (a)(b).......      1,257         3,645
Orthofix International N.V. (a)(b)......        410        12,050
Orthovita, Inc. (a)(b)..................      2,120         9,307
Palomar Medical Technologies,
  Inc. (a)(b)...........................        455         7,376
Quidel Corp. (a)(b).....................        708        11,491
RTI Biologics, Inc. (a)(b)..............      1,205         5,242
Sirona Dental Systems, Inc. (a)(b)......        506        15,053
SonoSite, Inc. (a)(b)...................        416        11,007
STERIS Corp. (b)........................      1,411        42,965
SurModics, Inc. (a)(b)..................        386         9,496
Symmetry Medical, Inc. (a)(b)...........        799         8,286
Synovis Life Technologies, Inc. (a).....        332         4,582
The Cooper Cos., Inc. (b)...............      1,198        35,617
Thoratec Corp. (a)(b)...................      1,440        43,589
TomoTherapy, Inc. (a)(b)................      1,277         5,529
Trans1, Inc. (a)(b).....................        231         1,111
Volcano Corp. (a)(b)....................      1,084        18,233
West Pharmaceutical Services, Inc. (b)..        859        34,884
Wright Medical Group, Inc. (a)(b).......      1,014        18,110
Zoll Medical Corp. (a)(b)...............        507        10,911
                                                      -----------
                                                          831,926
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Air Methods Corp. (a)(b)................        265         8,631
Alliance Imaging, Inc. (a)(b)...........        685         3,877
Almost Family, Inc. (a)(b)..............        223         6,634

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Amedisys, Inc. (a)(b)...................        717   $    31,283
AMERIGROUP Corp. (a)(b).................      1,360        30,151
AMN Healthcare Services, Inc. (a)(b)....        807         7,675
AmSurg Corp. (a)(b).....................        775        16,453
Assisted Living Concepts, Inc. (Class
  A) (a)(b).............................        257         5,325
athenahealth, Inc. (a)..................        810        31,080
Bio-Reference Laboratories,
  Inc. (a)(b)...........................        329        11,318
Brookdale Senior Living, Inc. ..........      1,409        25,545
CardioNet, Inc. (a)(b)..................        584         3,924
Catalyst Health Solutions, Inc. (a)(b)..      1,043        30,403
Centene Corp. (a).......................      1,179        22,330
Chemed Corp. (b)........................        594        26,071
Clarient, Inc. (a)......................      1,396         5,877
Corvel Corp. (a)........................        192         5,453
Cross Country Healthcare, Inc. (a)(b)...        684         6,368
Emdeon, Inc. (Class A) (a)..............        698        11,308
Emergency Medical Services Corp. (Class
  A) (a)................................        547        25,435
Emeritus Corp. (a)(b)...................        491        10,777
Genoptix, Inc. (a)(b)...................        432        15,025
Gentiva Health Services, Inc. (a).......        783        19,583
Hanger Orthopedic Group, Inc. (a).......        785        10,888
Health Management Associates, Inc.
  (Class A) (a)(b)......................      6,359        47,629
Health Net, Inc. (a)....................      2,710        41,734
Healthsouth Corp. (a)(b)................      2,248        35,159
Healthspring, Inc. (a)(b)...............      1,456        17,836
Healthways, Inc. (a)(b).................        824        12,624
HMS Holdings Corp. (a)..................        668        25,538
inVentiv Health, Inc. (a)(b)............        943        15,776
IPC The Hospitalist Co. (a).............        378        11,888
Kindred Healthcare, Inc. (a)(b).........      1,078        17,496
Landauer, Inc. (b)......................        225        12,371
LHC Group, Inc. (a)(b)..................        429        12,840
LifePoint Hospitals, Inc. (a)(b)........      1,368        37,018
Magellan Health Services, Inc. (a)......        908        28,202
Medcath Corp. (a).......................        386         3,385
Molina Healthcare, Inc. (a)(b)..........        327         6,766
MWI Veterinary Supply, Inc. (a)(b)......        287        11,466
National Healthcare Corp. (b)...........        216         8,055
Nighthawk Radiology Holdings,
  Inc. (a)(b)...........................        557         4,027
Odyssey Healthcare, Inc. (a)(b).........        849        10,613
Owens & Minor, Inc. (b).................      1,125        50,906
Pediatrix Medical Group, Inc. (a)(b)....      1,226        67,332
PharMerica Corp. (a)(b).................        820        15,227
PSS World Medical, Inc. (a)(b)..........      1,606        35,059
Psychiatric Solutions, Inc. (a)(b)......      1,394        37,303
RehabCare Group, Inc. (a)...............        450         9,761
Res-Care, Inc. (a)......................        642         9,123
Skilled Healthcare Group, Inc. (Class
  A) (a)(b).............................        470         3,774
Sun Healthcare Group, Inc. (a)(b).......      1,180        10,195
Tenet Healthcare Corp. (a)(b)...........     12,864        75,640
The Ensign Group, Inc. (b)..............        286         4,013
Triple-S Management Corp. (Class
  B) (a)................................        551         9,240
Universal American Financial Corp. (a)..      1,092        10,287
VCA Antech, Inc. (a)(b).................      2,280        61,309
Virtual Radiologic Corp. (a)(b).........        173         2,254
WellCare Health Plans, Inc. (a)(b)......      1,123        27,682
                                                      -----------
                                                        1,160,942
                                                      -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Allscripts-Misys Healthcare Solutions,
  Inc. (b)..............................      1,490        30,202
Computer Programs and Systems,
  Inc. (b)..............................        284        11,760
Eclipsys Corp. (a)(b)...................      1,473        28,429
HLTH Corp. (a)(b).......................      2,388        34,889
MedAssets, Inc. (a).....................        933        21,058
Medidata Solutions, Inc. (a)(b).........        225         3,409
MedQuist, Inc. .........................        318         2,022
Omnicell, Inc. (a)(b)...................        787         8,767
Phase Forward, Inc. (a)(b)..............      1,149        16,132
                                                      -----------
                                                          156,668
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
AFC Enterprises, Inc. (a)...............        632         5,321
Ambassadors Group, Inc. (b).............        462         7,230
Ameristar Casinos, Inc. (b).............        560         8,837
Bally Technologies, Inc. (a)(b).........      1,465        56,212
BJ's Restaurants, Inc. (a)(b)...........        432         6,476
Bob Evans Farms, Inc. (b)...............        827        24,033
Boyd Gaming Corp. (a)(b)................      1,399        15,291
Brinker International, Inc. (b).........      2,599        40,882
Buffalo Wild Wings, Inc. (a)(b).........        448        18,641
California Pizza Kitchen, Inc. (a)(b)...        601         9,388
CEC Entertainment, Inc. (a)(b)..........        574        14,844
Cedar Fair LP (b).......................        787         8,287
Choice Hotels International, Inc. (b)...        765        23,761
Churchill Downs, Inc. (b)...............        247         9,509
CKE Restaurants, Inc. ..................      1,367        14,340
Cracker Barrel Old Country Store,
  Inc. (b)..............................        598        20,571
Denny's Corp. (a)(b)....................      2,722         7,241
DineEquity, Inc. (b)....................        371         9,182
Domino's Pizza, Inc. (a)(b).............      1,017         8,990
Gaylord Entertainment Co. (a)(b)........        747        15,015
International Speedway Corp. (Class A)..        719        19,823
Interval Leisure Group, Inc. (a)(b).....        948        11,831
Isle of Capri Casinos, Inc. (a)(b)......        439         5,176
Jack in the Box, Inc. (a)...............      1,497        30,674
Krispy Kreme Doughnuts, Inc. (a)........      1,355         4,837
Landry's Restaurants, Inc. (a)..........        251         2,636
Life Time Fitness, Inc. (a)(b)..........      1,121        31,444
Marcus Corp. (b)........................        530         6,779
Morgans Hotel Group Co. (a)(b)..........        680         3,686
Orient-Express Hotels, Ltd. (Class
  A) (b)................................      2,028        23,342
P F Chang's China Bistro, Inc. (a)(b)...        601        20,416
Panera Bread Co. (Class A) (a)(b).......        808        44,440
Papa John's International, Inc. (a).....        594        14,595
Peet's Coffee & Tea, Inc. (a)(b)........        347         9,796
Pinnacle Entertainment, Inc. (a)(b).....      1,692        17,241
Red Robin Gourmet Burgers, Inc. (a)(b)..        358         7,310
Ruby Tuesday, Inc. (a)..................      1,607        13,531
Scientific Games Corp. (Class
  A) (a)(b).............................      1,833        29,016
Shuffle Master, Inc. (a)(b).............      1,293        12,180
Sonic Corp. (a)(b)......................      1,633        18,061
Speedway Motorsports, Inc. (b)..........        342         4,921

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Texas Roadhouse, Inc. (Class A) (a)(b)..      1,275   $    13,540
The Cheesecake Factory, Inc. (a)(b).....      1,435        26,576
The Steak n Shake Co. (a)(b)............        688         8,098
Vail Resorts, Inc. (a)(b)...............        731        24,518
WMS Industries, Inc. (a)(b).............      1,174        52,313
                                                      -----------
                                                          780,831
                                                      -----------
HOUSEHOLD DURABLES -- 1.6%
American Greetings Corp. (Class A) (b)..        941        20,984
Blyth, Inc. (b).........................        160         6,197
Brookfield Homes Corp. (a)(b)...........        247         1,650
CSS Industries, Inc. (b)................        203         4,013
Ethan Allen Interiors, Inc. (b).........        659        10,873
Furniture Brands International,
  Inc. (a)(b)...........................        878         4,855
Harman International Industries,
  Inc. (b)..............................      1,818        61,594
Helen of Troy, Ltd. (a).................        710        13,795
Hovnanian Enterprises, Inc. (a)(b)......      1,350         5,184
iRobot Corp. (a)(b).....................        467         5,749
Jarden Corp. (b)........................      2,360        66,245
KB HOME (b).............................      1,960        32,556
La-Z-Boy, Inc. (b)......................      1,405        12,153
Lennar Corp. (Class A) (b)..............      4,000        57,000
M.D.C. Holdings, Inc. (b)...............        952        33,072
M/I Homes, Inc. (a)(b)..................        562         7,638
Meritage Homes Corp. (a)(b).............        790        16,037
National Presto Industries, Inc. (b)....        120        10,381
Ryland Group, Inc. (b)..................      1,137        23,957
Sealy Corp. (a)(b)......................      1,079         3,453
Skyline Corp. (b).......................        163         3,677
Standard Pacific Corp. (a)(b)...........      2,820        10,406
Tempur-Pedic International,
  Inc. (a)(b)...........................      1,815        34,376
Tupperware Brands Corp. ................      1,681        67,106
                                                      -----------
                                                          512,951
                                                      -----------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (Class A) (a)..      1,748        19,106
WD-40 Co. ..............................        426        12,098
                                                      -----------
                                                           31,204
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)............        482        19,675
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. (b).................      1,645        55,782
Otter Tail Corp. (b)....................        851        20,364
Raven Industries, Inc. (b)..............        438        11,708
Seaboard Corp. .........................          8        10,400
Standex International Corp. ............        299         5,929
Tredegar Corp. .........................        591         8,570
                                                      -----------
                                                          112,753
                                                      -----------
INSURANCE -- 3.7%
AMBAC Financial Group, Inc. (b).........      7,021        11,795
American Equity Investment Life Holding
  Co. (b)...............................      1,302         9,140
American National Insurance Co. (b).....        419        35,699
American Physicians Capital, Inc. ......        276         7,952
Amerisafe, Inc. (a)(b)..................        518         8,935
Amtrust Financial Services, Inc. (b)....        666         7,599
Argo Group International Holdings,
  Ltd. (a)(b)...........................        813        27,382
Arthur J. Gallagher & Co. (b)...........      2,629        64,069
Aspen Insurance Holdings, Ltd. .........      2,031        53,761
Assured Guaranty, Ltd. (b)..............      3,246        63,037
Baldwin & Lyons, Inc. (Class B) (b).....        249         5,839
Citizens, Inc. (a)(b)...................        855         5,421
CNA Surety Corp. (a)(b).................        386         6,253
Conseco, Inc. (a)(b)....................      4,962        26,100
Crawford & Co. (Class B) (a)(b).........        606         2,672
Delphi Financial Group..................      1,219        27,586
Donegal Group, Inc. (Class A) (b).......        317         4,894
eHealth, Inc. (a)(b)....................        606         8,799
EMC Insurance Group, Inc. (b)...........        177         3,740
Employers Holdings, Inc. (b)............      1,200        18,576
Endurance Specialty Holdings, Ltd. (b)..      1,348        49,162
Enstar Group, Ltd. (a)..................        173        10,773
Erie Indemnity Co. (Class A) (b)........        813        30,455
FBL Financial Group, Inc. (Class
  A) (b)................................        312         6,062
First Mercury Financial Corp. ..........        441         5,874
Flagstone Reinsurance Holdings, Ltd. ...        944        10,648
FPIC Insurance Group, Inc. (a)..........        195         6,542
Greenlight Capital Re, Ltd. (Class
  A) (a)................................        805        15,134
Harleysville Group, Inc. (b)............        326        10,318
Hilltop Holdings, Inc. (a)(b)...........      1,206        14,786
Horace Mann Educators Corp. ............        957        13,369
Infinity Property & Casualty Corp. .....        358        15,208
Kansas City Life Insurance Co. .........        105         3,270
Maiden Holdings, Ltd. (b)...............      1,454        10,571
Max Capital Group, Ltd. ................      1,253        26,777
MBIA, Inc. (a)(b).......................      4,153        32,227
Meadowbrook Insurance Group, Inc. ......      1,591        11,773
Mercury General Corp. (b)...............        701        25,362
Montpelier Re Holdings, Ltd. (b)........      2,061        33,636
National Financial Partners
  Corp. (a)(b)..........................        967         8,432
National Interstate Corp. ..............        148         2,590
National Western Life Insurance Co.
  (Class A) (b).........................         58        10,207
Navigators Group, Inc. (a)..............        365        20,075
OneBeacon Insurance Group, Ltd. (Class
  A) (b)................................        554         7,612
Platinum Underwriters Holdings,
  Ltd. (b)..............................      1,347        48,276
PMA Capital Corp. (Class A) (a)(b)......        924         5,258
Presidential Life Corp. (b).............        533         5,522
ProAssurance Corp. (a)(b)...............        895        46,710
Protective Life Corp. ..................      2,264        48,495
RLI Corp. (b)...........................        508        26,812
Safety Insurance Group, Inc. ...........        431        14,189
Seabright Insurance Holdings (a)(b).....        594         6,783
Selective Insurance Group, Inc. ........      1,409        22,164
StanCorp Financial Group, Inc. .........      1,321        53,329
State Auto Financial Corp. (b)..........        347         6,222
Stewart Information Services Corp. .....        410         5,072
The Phoenix Cos., Inc. (a)(b)...........      2,630         8,547
Tower Group, Inc. (b)...................        962        23,463
United America Indemnity, Ltd. (Class
  A) (a)(b).............................        846         6,252
United Fire & Casualty Co. .............        618        11,062
Unitrin, Inc. (b).......................      1,223        23,836
Validus Holdings, Ltd. .................      2,066        53,303
Zenith National Insurance Corp. (b).....        988        30,529
                                                      -----------
                                                        1,225,936
                                                      -----------

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
INTERNET & CATALOG RETAIL -- 0.3%
1-800-FLOWERS.COM, Inc. (Class A) (a)...        566   $     1,953
Blue Nile, Inc. (a)(b)..................        371        23,046
Gaiam, Inc. (Class A) (a)(b)............        334         2,331
HSN, Inc. (a)...........................      1,133        18,445
NutriSystem, Inc. (b)...................        800        12,208
Orbitz Worldwide, Inc. (a)(b)...........        894         5,525
Overstock.com, Inc. (a)(b)..............        383         5,619
PetMed Express, Inc. (b)................        642        12,102
Shutterfly, Inc. (a)(b).................        529         8,797
Stamps.com, Inc. (a)....................        375         3,469
Ticketmaster (a)(b).....................      1,159        13,549
                                                      -----------
                                                          107,044
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 1.3%
Art Technology Group, Inc. (a)..........      3,620        13,973
comScore, Inc. (a)(b)...................        614        11,058
Constant Contact, Inc. (a)(b)...........        681        13,109
DealerTrack Holdings, Inc. (a)(b).......        942        17,813
Dice Holdings, Inc. (a)(b)..............        562         3,687
Digital River, Inc. (a)(b)..............        987        39,796
DivX, Inc. (a)..........................        676         3,691
EarthLink, Inc. ........................      2,724        22,909
GSI Commerce, Inc. (a)(b)...............        644        12,436
InfoSpace, Inc. (a).....................        857         6,633
Internap Network Services Corp. (a)(b)..      1,188         3,813
Internet Brands, Inc. (a)(b)............        758         6,049
j2 Global Communications, Inc. (a)(b)...      1,166        26,830
Limelight Networks, Inc. (a)............        961         3,902
Liquidity Services, Inc. (a)............        431         4,448
LogMeIn, Inc. (a)(b)....................        227         4,156
LoopNet, Inc. (a)(b)....................        693         6,265
Marchex, Inc. (Class B) (b).............        654         3,211
ModusLink Global Solutions, Inc. (a)....      1,165         9,425
Move, Inc. (a)(b).......................      3,615         9,760
NIC, Inc. (b)...........................      1,491        13,255
Omniture, Inc. (a)......................      2,028        43,480
OpenTable, Inc. (a).....................         77         2,122
Perficient, Inc. (a)(b).................        754         6,236
Rackspace Hosting, Inc. (a)(b)..........      1,999        34,103
RealNetworks, Inc. (a)..................      2,237         8,322
SAVVIS, Inc. (a)(b).....................      1,045        16,532
Switch & Data Facilities Co.,
  Inc. (a)(b)...........................        539         7,336
TechTarget, Inc. (a)(b).................        246         1,402
Terremark Worldwide, Inc. (a)(b)........      1,021         6,351
The Knot, Inc. (a)(b)...................        750         8,190
United Online, Inc. ....................      2,277        18,307
ValueClick, Inc. (a)(b).................      2,185        28,820
Vocus, Inc. (a)(b)......................        478         9,985
WebMD Health Corp. (Class A) (a)........        195         6,458
                                                      -----------
                                                          433,863
                                                      -----------
IT SERVICES -- 1.8%
Acxiom Corp. (a)(b).....................      2,060        19,488
CACI International, Inc. (Class A) (a)..        792        37,438
Cass Information Systems, Inc. (b)......        203         6,062
CIBER, Inc. (a)(b)......................      1,312         5,248
Convergys Corp. (a).....................      3,057        30,387
CSG Systems International, Inc. (a)(b)..        859        13,753
CyberSource Corp. (a)(b)................      1,841        30,689
Euronet Worldwide, Inc. (a)(b)..........      1,226        29,461
ExlService Holdings, Inc. (a)(b)........        357         5,305
Forrester Research, Inc. (a)(b).........        364         9,697
Gartner, Inc. (a)(b)....................      1,639        29,944
Global Cash Access Holdings,
  Inc. (a)(b)...........................        982         7,178
Heartland Payment Systems, Inc. (b).....        689         9,997
iGate Corp. ............................        896         7,688
infoUSA, Inc. (a)(b)....................        785         5,503
Integral Systems Inc. (a)(b)............        416         2,870
Lionbridge Technologies, Inc. (a)(b)....      1,275         3,315
MAXIMUS, Inc. (b).......................        441        20,551
MoneyGram International, Inc. (a)(b)....      1,973         6,195
NCI, Inc. (Class A) (a)(b)..............        186         5,331
NeuStar, Inc. (Class A) (a).............      1,857        41,968
Perot Systems Corp. (Class A) (a)(b)....      2,282        67,775
RightNow Technologies, Inc. (a)(b)......        581         8,390
Sapient Corp. (a).......................      2,430        19,537
SRA International, Inc. (Class
  A) (a)(b).............................      1,148        24,785
Syntel, Inc. (b)........................        611        29,163
TeleTech Holdings, Inc. (a).............        930        15,866
TNS, Inc. (a)...........................        690        18,906
Unisys Corp. (a)(b).....................      8,928        23,838
VeriFone Holdings, Inc. (a)(b)..........      1,922        30,540
Wright Express Corp. (a)................        983        29,008
                                                      -----------
                                                          595,876
                                                      -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Brunswick Corp. (b).....................      2,315        27,734
Callaway Golf Co. (b)...................      1,587        12,077
Eastman Kodak Co. (b)...................      6,536        31,242
JAKKS Pacific, Inc. (a)(b)..............        661         9,465
Leapfrog Enterprises, Inc. (a)(b).......        856         3,518
Marine Products Corp. (b)...............        347         1,919
Polaris Industries, Inc. (b)............        866        35,315
Pool Corp. (b)..........................      1,273        28,286
RC2 Corp. (a)...........................        628         8,949
Smith & Wesson Holding Corp. (a)(b).....      1,698         8,881
                                                      -----------
                                                          167,386
                                                      -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (a)(b).................      1,888        16,577
Albany Molecular Research, Inc. (a).....        545         4,720
Bio-Rad Laboratories, Inc. (Class
  A) (a)(b).............................        525        48,237
Bruker Corp. (a)(b).....................      1,237        13,199
Cambrex Corp. (a)(b)....................        695         4,379
Dionex Corp. (a)(b).....................        456        29,626
Enzo Biochem, Inc. (a)(b)...............        943         6,676
eResearch Technology, Inc. (a)(b).......      1,353         9,471
Kendle International, Inc. (a)(b).......        320         5,350
Luminex Corp. (a)(b)....................      1,065        18,105
PAREXEL International Corp. (a).........      1,556        21,146
Sequenom, Inc. (a)(b)...................      1,377         4,448
Varian, Inc. (a)(b).....................        788        40,235
                                                      -----------
                                                          222,169
                                                      -----------
MACHINERY -- 4.0%
Actuant Corp. (Class A) (b).............      1,720        27,623
Albany International Corp. (Class
  A) (b)................................        718        13,929
Altra Holdings, Inc. (a)................        642         7,184
American Railcar Industries, Inc. (b)...        210         2,228
Ampco-Pittsburgh Corp. (b)..............        202         5,371
Astec Industries, Inc. (a)(b)...........        418        10,646
Badger Meter, Inc. (b)..................        399        15,437

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Barnes Group, Inc. (b)..................      1,079   $    18,440
Blount International, Inc. (a)(b).......        976         9,243
Briggs & Stratton Corp. (b).............      1,313        25,485
Bucyrus International, Inc. (Class
  A) (b)................................      1,942        69,174
Cascade Corp. (b).......................        233         6,230
Chart Industries, Inc. (a)(b)...........        805        17,380
CIRCOR International, Inc. (b)..........        406        11,474
CLARCOR, Inc. (b).......................      1,308        41,019
Colfax Corp. (a)(b).....................        665         7,069
Columbus McKinnon Corp. (a)(b)..........        460         6,969
Crane Co. (b)...........................      1,304        33,656
Dynamic Materials Corp. (b).............        304         6,068
Energy Recovery, Inc. (a)(b)............        748         4,353
EnPro Industries, Inc. (a)(b)...........        486        11,110
ESCO Technologies, Inc. (a)(b)..........        687        27,068
Federal Signal Corp. (b)................      1,160         8,340
Force Protection, Inc. (a)(b)...........      1,723         9,408
Freightcar America, Inc. ...............        282         6,853
Gardner Denver, Inc. (a)(b).............      1,368        47,716
Graco, Inc. (b).........................      1,542        42,976
Graham Corp. (b)........................        244         3,794
IDEX Corp. .............................      2,170        60,651
John Bean Technologies Corp. (b)........        757        13,755
K-Tron International, Inc. (a)(b).......         63         5,998
Kaydon Corp. (b)........................        852        27,622
Kennametal, Inc. (b)....................      2,155        53,035
L.B. Foster Co. (a).....................        262         8,012
Lindsay Manufacturing Co. (b)...........        274        10,790
Middleby Corp. (a)(b)...................        467        25,690
Mueller Industries, Inc. ...............        985        23,512
Mueller Water Products, Inc. (Class
  A) (b)................................      2,792        15,300
NACCO Industries, Inc. (b)..............        132         7,929
Nordson Corp. (b).......................        796        44,648
Oshkosh Corp. (b).......................      2,323        71,850
RBC Bearings, Inc. (a)(b)...............        532        12,412
Robbins & Myers, Inc. (b)...............        646        15,168
Sauer-Danfoss, Inc. (b).................        265         2,033
Snap-On, Inc. (b).......................      1,548        53,808
Sun Hydraulics Corp. (b)................        290         6,107
Tecumseh Products Co. (Class A) (a)(b)..        380         4,305
Tennant Co. ............................        394        11,450
Terex Corp. (a)(b)......................      2,805        58,148
The Gorman-Rupp Co. (b).................        350         8,719
The Greenbrier Cos., Inc. (b)...........        371         4,344
The Manitowoc Co., Inc. (b).............      3,480        32,956
The Timken Co. .........................      2,086        48,875
The Toro Co. (b)........................        942        37,463
Titan International, Inc. (b)...........        834         7,423
Trinity Industries, Inc. (b)............      2,044        35,136
Valmont Industries, Inc. (b)............        554        47,190
Wabtec Corp. (b)........................      1,309        49,127
Watts Water Technologies, Inc. (b)......        789        23,867
                                                      -----------
                                                        1,323,566
                                                      -----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (b)...........      1,096        35,170
American Commercial Lines, Inc. (a)(b)..        232         6,756
Eagle Bulk Shipping, Inc. (b)...........      1,137         5,833
Excel Maritime Carriers, Ltd. (b).......      1,332         8,858
Genco Shipping & Trading, Ltd. (b)......        738        15,336
Horizon Lines, Inc. (Class A) (b).......        734         4,661
Kirby Corp. (a)(b)......................      1,448        53,315
TBS International, Ltd. (a)(b)..........        381         3,315
                                                      -----------
                                                          133,244
                                                      -----------
MEDIA -- 1.7%
Arbitron, Inc. (b)......................        653        13,556
Ascent Media Corp. Series A (a).........        383         9,805
Belo Corp. .............................      2,212        11,967
Cinemark Holdings, Inc. (b).............        863         8,941
CKX, Inc. (a)(b)........................      1,613        10,823
Crown Media Holdings, Inc. (Class
  A) (a)(b).............................        225           351
Dolan Media Co. (a)(b)..................        729         8,741
Fisher Communications, Inc. (a)(b)......        148         2,691
Gannett Co., Inc. (b)...................      5,976        74,760
Harte-Hanks, Inc. (b)...................        929        12,848
Journal Communications, Inc. ...........      1,000         3,680
Knology, Inc. (a)(b)....................        808         7,878
Lamar Advertising Co. (Class A) (a)(b)..      1,482        40,666
Liberty Media Corp.-Interactive (Class
  A) (a)(b).............................      2,304        48,200
Live Nation, Inc. (a)(b)................      2,292        18,771
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)(b)......................        661         4,138
Mediacom Communications Corp. (a).......        955         5,501
Meredith Corp. (b)......................        946        28,323
Morningstar, Inc. (a)...................        594        28,845
National CineMedia, Inc. (b)............      1,126        19,108
Primedia, Inc. .........................        448         1,129
RCN Corp. (a)(b)........................        904         8,407
Regal Entertainment Group...............      2,065        25,441
Scholastic Corp. (b)....................        779        18,961
Sinclair Broadcast Group, Inc. (b)......      1,221         4,371
Sirius XM Radio, Inc. (a)(b)............    103,459        65,696
The E.W. Scripps Co. (Class A) (a)(b)...        756         5,670
The New York Times Co. (Class A) (b)....      2,572        20,885
Valassis Communications, Inc. (a).......      1,338        23,923
Value Line, Inc. (b)....................         12           370
Warner Music Group Corp. (a)(b).........      1,402         7,753
World Wrestling Entertainment, Inc.
  (Class A) (b).........................        791        11,082
                                                      -----------
                                                          553,281
                                                      -----------
METALS & MINING -- 1.6%
AK Steel Holding Corp. .................      2,933        57,868
Allied Nevada Gold Corp. (a)............      1,666        16,310
AM Castle & Co. (b).....................        426         4,234
AMCOL International Corp. (b)...........        723        16,550
Brush Engineered Materials, Inc. (a)....        494        12,083
Carpenter Technology Corp. (b)..........      1,175        27,483
Century Aluminum Co. (a)(b).............      1,169        10,930
Coeur d'Alene Mines Corp. (a)(b)........      1,977        40,529
Commercial Metals Co. ..................      3,022        54,094
Compass Minerals International,
  Inc. (b)..............................        866        53,363
Haynes International, Inc. (a)(b).......        289         9,196
Hecla Mining Co. (a)....................      6,506        28,561
Horsehead Holding Corp. (a)(b)..........        842         9,868
Kaiser Aluminum Corp. ..................        439        15,962
Olympic Steel, Inc. (b).................        230         6,599
Royal Gold, Inc. (b)....................      1,100        50,160
RTI International Metals, Inc. (a)(b)...        761        18,957

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Schnitzer Steel Industries, Inc. (Class
  A) (b)................................        535   $    28,489
Stillwater Mining Co. (a)...............      1,070         7,190
Titanium Metals Corp. (b)...............      2,200        21,098
US Gold Corp. (a).......................      2,480         7,167
Worthington Industries, Inc. (b)........      1,775        24,673
                                                      -----------
                                                          521,364
                                                      -----------
MULTI-UTILITIES -- 0.3%
Avista Corp. (b)........................      1,447        29,258
Black Hills Corp. (b)...................      1,026        25,824
CH Energy Group, Inc. (b)...............        421        18,655
NorthWestern Corp. (b)..................        956        23,355
                                                      -----------
                                                           97,092
                                                      -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)(b).............      1,015        13,652
Big Lots, Inc. (a)(b)...................      2,148        53,743
Dillard's, Inc. (Class A) (b)...........      1,449        20,431
Fred's, Inc. (Class A) (b)..............        917        11,673
Retail Ventures, Inc. (a)(b)............        552         2,909
Saks, Inc. (a)(b).......................      3,329        22,704
                                                      -----------
                                                          125,112
                                                      -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)(b).............................      1,527        39,595
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 4.8%
Alliance Holdings GP LP.................        283         5,838
Alliance Resource Partners LP (b).......        302        10,951
Alon USA Energy, Inc. ..................        300         2,979
Apco Oil and Gas International,
  Inc. (b)..............................        223         5,111
Arena Resources, Inc. (a)...............      1,007        35,748
Atlas America, Inc. (b).................      1,471        39,808
Atlas Pipeline Partners LP..............        935         6,835
ATP Oil & Gas Corp. (a)(b)..............        949        16,978
Berry Petroleum Co. (Class A) (b).......      1,087        29,110
Bill Barrett Corp. (a)(b)...............        882        28,921
BP Prudhoe Bay Royalty Trust............        549        40,983
BPZ Resources, Inc. (a)(b)..............      2,824        21,236
BreitBurn Energy Partners LP (b)........        523         5,947
Brigham Exploration Co. (a)(b)..........      2,051        18,623
Buckeye GP Holdings LP..................        168         4,049
Calumet Specialty Products Partners
  LP (b)................................        330         5,227
Capital Product Partners LP (b).........        283         2,595
Carrizo Oil & Gas, Inc. (a)(b)..........        764        18,710
Cheniere Energy Partners LP.............        314         3,062
Cheniere Energy, Inc. (a)(b)............      1,428         4,184
Clayton Williams Energy, Inc. (a)(b)....        233         7,018
Clean Energy Fuels Corp. (a)(b).........      1,033        14,886
Comstock Resources, Inc. (a)(b).........      1,243        49,819
Contango Oil & Gas Co. (a)(b)...........        341        17,411
Copano Energy LLC (b)...................        718        13,068
Crosstex Energy LP......................        836         4,406
Crosstex Energy, Inc. (b)...............      1,108         5,850
CVR Energy, Inc. (a)(b).................      1,550        19,282
DCP Midstream Partners LP (b)...........        417        10,362
Delek US Holdings, Inc. (b).............        348         2,982
Delta Petroleum Corp. (a)(b)............      4,766         8,340
DHT Maritime, Inc. (b)..................      1,020         3,835
Dorchester Minerals LP (b)..............        442         9,976
Duncan Energy Partners LP...............        342         6,826
Eagle Rock Energy Partners LP (b).......        925         3,978
El Paso Pipeline Partners LP (b)........        548        11,360
Enbridge Energy Management LLC (a)......        198         8,928
Encore Acquisition Co. (a)..............      1,445        54,043
Encore Energy Partners LP...............        673        10,748
EV Energy Partner LP....................        280         6,510
Frontier Oil Corp. .....................      2,724        37,918
Gastar Exploration, Ltd. (a)............      1,232         5,938
General Maritime Corp. (b)..............      1,409        10,906
Genesis Energy LP.......................        474         7,627
GMX Resources, Inc. (a)(b)..............        603         9,473
Goodrich Petroleum Corp. (a)(b).........        658        16,983
Gulfport Energy Corp. (a)...............        643         5,620
Harvest Natural Resources, Inc. (a)(b)..        852         4,371
Hiland Partners LP......................        109           834
Holly Corp. (b).........................      1,108        28,387
Holly Energy Partners LP................        170         6,632
Hugoton Royalty Trust (b)...............        991        17,749
Inergy Holdings LP (b)..................        148         6,867
Inergy LP...............................        745        22,186
International Coal Group, Inc. (a)(b)...      2,555        10,297
Isramco, Inc. (a).......................         37         4,834
James River Coal Co. (a)(b).............        701        13,396
K-Sea Transportation Partners LP (b)....        250         5,040
Legacy Reserves LP......................        439         7,432
Linn Energy LLC (b).....................      1,561        35,763
Mariner Energy, Inc. (a)(b).............      2,729        38,697
Markwest Energy Partners LP (b).........        803        18,975
Martin Midstream Partners LP (b)........        207         5,519
Massey Energy Co. (b)...................      2,292        63,924
McMoRan Exploration Co. (a)(b)..........      2,022        15,266
Natural Resource Partners LP............        513        10,706
NuStar GP Holdings LLC (b)..............        501        12,425
OSG America LP..........................        166         1,685
Overseas Shipholding Group, Inc. (b)....        656        24,515
Patriot Coal Corp. (a)(b)...............      1,998        23,496
Penn Virginia Corp. (b).................      1,162        26,621
Penn Virginia GP Holdings LP............        475         6,094
Penn Virginia Resource Partners LP (b)..        493         8,450
Petroleum Development Corp. (a)(b)......        468         8,733
Petroquest Energy, Inc. (a)(b)..........      1,495         9,703
Pioneer Southwest Energy Partners
  LP (b)................................        198         4,166
Quicksilver Gas Services LP.............        146         2,533
Regency Energy Partners LP (b)..........        714        14,002
Rentech, Inc. (a)(b)....................      5,355         8,675
Rosetta Resources, Inc. (a)(b)..........      1,446        21,242
SandRidge Energy, Inc. (a)(b)...........      3,936        51,011
Ship Finance International, Ltd. (b)....      1,021        12,548
Southern Union Co. (b)..................      2,809        58,399
St. Mary Land & Exploration Co. (b).....      1,677        54,435
Stone Energy Corp. (a)..................      1,053        17,174
Sunoco Logistics Partners LP............        286        16,945
Swift Energy Co. (a)....................        953        22,567
Targa Resources Partners LP.............        755        14,164
TC Pipelines LP (b).....................        245         9,334
Teekay Corp. (b)........................      1,127        24,647
Teekay LNG Partners LP (b)..............        406        10,077
Teekay Offshore Partners LP.............        271         4,463
TransMontaigne Partners LP (b)..........        149         4,008
USEC, Inc. (a)(b).......................      2,980        13,976

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
VAALCO Energy, Inc. (a).................      1,599   $     7,355
Venoco, Inc. (a)(b).....................        512         5,893
W&T Offshore, Inc. .....................        948        11,101
Warren Resources, Inc. (a)(b)...........      1,429         4,230
Western Gas Partners LP (b).............        360         6,372
Western Refining, Inc. (a)(b)...........      1,386         8,940
Williams Partners LP (b)................        588        13,695
Williams Pipeline Partners LP...........        170         3,257
World Fuel Services Corp. (b)...........        752        36,149
                                                      -----------
                                                        1,570,943
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.4%
Buckeye Technologies, Inc. (a)..........        925         9,925
Clearwater Paper Corp (a)...............        273        11,283
Deltic Timber Corp. (b).................        278        12,724
Domtar Corp. (a)(b).....................      1,106        38,953
Glatfelter..............................      1,301        14,936
Louisiana-Pacific Corp. (a)(b)..........      2,840        18,943
Neenah Paper, Inc. (b)..................        349         4,108
Schweitzer-Mauduit International,
  Inc. (b)..............................        425        23,103
Wausau-Mosinee Paper Corp. .............      1,185        11,850
                                                      -----------
                                                          145,825
                                                      -----------
PERSONAL PRODUCTS -- 0.7%
Bare Escentuals, Inc. (a)(b)............      1,832        21,783
Chattem, Inc. (a)(b)....................        498        33,072
Elizabeth Arden, Inc. (a)(b)............        646         7,603
Herbalife, Ltd. ........................      1,660        54,348
Inter Parfums, Inc. (b).................        343         4,188
NBTY, Inc. (a)(b).......................      1,453        57,510
Nu Skin Enterprises, Inc. (Class
  A) (b)................................      1,317        24,404
Prestige Brands Holdings, Inc. (a)......        846         5,956
Revlon, Inc. (a)(b).....................        483         2,347
USANA Health Sciences, Inc. (a)(b)......        196         6,686
                                                      -----------
                                                          217,897
                                                      -----------
PHARMACEUTICALS -- 1.3%
Acura Pharmaceuticals, Inc. (a)(b)......        256         1,308
Akorn, Inc. (a)(b)......................      1,246         1,707
Ardea Biosciences, Inc. (a)(b)..........        364         6,669
Auxilium Pharmaceuticals, Inc. (a)(b)...      1,173        40,128
Biodel, Inc. (a)(b).....................        348         1,869
Cadence Pharmaceuticals, Inc. (a)(b)....        852         9,423
Caraco Pharmaceutical Laboratories,
  Ltd. (a)(b)...........................        279         1,420
Cumberland Pharmaceuticals, Inc. (a)....        210         3,400
Cypress Bioscience, Inc. (a)(b).........      1,042         8,513
Durect Corp. (a)(b).....................      2,117         5,652
Impax Laboratories, Inc. (a)(b).........      1,318        11,519
Inspire Pharmaceuticals, Inc. (a)(b)....      1,660         8,665
MAP Pharmaceuticals, Inc. (a)(b)........        370         3,870
Medicis Pharmaceutical Corp. (Class
  A) (b)................................      1,509        32,217
Nektar Therapeutics (a)(b)..............      2,318        22,577
Optimer Pharmaceuticals, Inc. (a)(b)....        756        10,229
Pain Therapeutics, Inc. (a)(b)..........        826         4,180
Par Pharmaceutical Cos., Inc. (a)(b)....        937        20,155
POZEN, Inc. (a)(b)......................        690         5,078
Questcor Pharmaceuticals, Inc. (a)(b)...      1,511         8,341
Salix Pharmaceuticals, Ltd. (a)(b)......      1,279        27,192
Sepracor, Inc. (a)......................      2,846        65,174
Sucampo Pharmaceuticals, Inc. (a)(b)....        177         1,032
The Medicines Co. (a)(b)................      1,393        15,337
Valeant Pharmaceuticals
  International (a)(b)..................      1,886        52,921
ViroPharma, Inc. (a)(b).................      1,913        18,403
VIVUS, Inc. (a)(b)......................      1,874        19,583
XenoPort, Inc. (a)(b)...................        833        17,685
                                                      -----------
                                                          424,247
                                                      -----------
PROFESSIONAL SERVICES -- 1.0%
Administaff, Inc. (b)...................        554        14,554
Advisory Board Co. (a)(b)...............        363         9,126
CBIZ, Inc. (a)(b).......................      1,255         9,362
CDI Corp. ..............................        334         4,693
CoStar Group, Inc. (a)(b)...............        524        21,599
CRA International, Inc. (a)(b)..........        260         7,095
Exponent, Inc. (a)(b)...................        351         9,888
First Advantage Corp. (Class A) (a).....        280         5,194
Heidrick & Struggles International,
  Inc. (b)..............................        408         9,490
Hill International, Inc. (a)(b).........        735         5,218
Huron Consulting Group, Inc. (a)(b).....        559        14,439
ICF International, Inc. (a)(b)..........        290         8,793
Kelly Services, Inc. (Class A) (b)......        662         8,143
Kforce, Inc. (a)........................        901        10,830
Korn/Ferry International (a)(b).........      1,113        16,239
Monster Worldwide, Inc. (a)(b)..........      3,393        59,310
MPS Group, Inc. (a)(b)..................      2,398        25,227
Navigant Consulting, Inc. (a)(b)........      1,293        17,455
Odyssey Marine Exploration,
  Inc. (a)(b)...........................      1,484         2,760
Resources Connection, Inc. (a)(b).......      1,134        19,346
School Specialty, Inc. (a)(b)...........        399         9,464
Spherion Corp. (a)......................      1,315         8,166
The Corporate Executive Board Co. (b)...        949        23,630
TrueBlue, Inc. (a)(b)...................      1,066        14,999
Volt Information Sciences, Inc. (a).....        309         3,776
                                                      -----------
                                                          338,796
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.6%
Acadia Realty Trust (b).................      1,018        15,341
Alexander's, Inc. (b)...................         73        21,599
Alexandria Real Estate Equities,
  Inc. (b)..............................      1,059        57,557
American Campus Communities, Inc. (b)...      1,405        37,724
American Capital Agency Corp. (b).......        394        11,209
Anworth Mortgage Asset Corp. (b)........      2,991        23,569
Apartment Investment & Management Co.
  (Class A) (b).........................      3,022        44,574
Ashford Hospitality Trust (a)(b)........      2,453         8,487
BioMed Realty Trust, Inc. (b)...........      2,503        34,541
Brandywine Realty Trust (b).............      3,371        37,216
BRE Properties, Inc. (b)................      1,355        42,412
Camden Property Trust (b)...............      1,676        67,543
Capital Lease Funding, Inc. (b).........      1,093         4,405
Capstead Mortgage Corp. (b).............      1,708        23,758
CBL & Associates Properties, Inc. (b)...      3,645        35,357
Cedar Shopping Centers, Inc. ...........      1,094         7,056
Chimera Investment Corp. (b)............     16,488        62,984
Colonial Properties Trust (b)...........      1,247        12,133
Corporate Office Properties Trust (b)...      1,576        58,123
Cousins Properties, Inc. (b)............      2,136        17,686
DCT Industrial Trust, Inc. (b)..........      5,460        27,901
Developers Diversified Realty
  Corp. (b).............................      3,538        32,691
DiamondRock Hospitality Co. (a)(b)......      2,799        22,672

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Douglas Emmett, Inc. (b)................      3,164   $    38,854
Duke Realty Corp. (b)...................      5,996        72,012
DuPont Fabros Technology, Inc. (a)......      1,098        14,636
EastGroup Properties, Inc. (b)..........        715        27,327
Education Realty Trust, Inc. ...........      1,363         8,083
Entertainment Properties Trust (b)......        895        30,555
Equity Lifestyle Properties, Inc. (b)...        721        30,852
Equity One, Inc. (b)....................        961        15,059
Essex Property Trust, Inc. (b)..........        739        58,810
Extra Space Storage, Inc. (b)...........      2,304        24,307
FelCor Lodging Trust, Inc. (b)..........      1,535         6,954
First Industrial Realty Trust,
  Inc. (b)..............................      1,046         5,492
First Potomac Realty Trust..............        686         7,930
Franklin Street Properties Corp. .......      1,702        22,296
Getty Realty Corp. (b)..................        442        10,847
Government Properties Income
  Trust (a)(b)..........................        259         6,219
Hatteras Financial Corp. (b)............        959        28,751
Healthcare Realty Trust, Inc. (b).......      1,562        33,005
Highwoods Properties, Inc. (b)..........      1,893        59,535
Home Properties, Inc. (b)...............        859        37,014
Hospitality Properties Trust............      3,173        64,634
HRPT Properties Trust (b)...............      5,909        44,436
Inland Real Estate Corp. (b)............      1,954        17,117
Invesco Mortgage Capital, Inc. (a)......        232         5,069
Investors Real Estate Trust.............      1,573        14,220
iStar Financial, Inc. (a)(b)............      2,578         7,837
Kilroy Realty Corp. (b).................      1,140        31,624
Kite Realty Group Trust (b).............      1,776         7,406
LaSalle Hotel Properties (b)............      1,629        32,026
Lexington Realty Trust (b)..............      2,579        13,153
LTC Properties, Inc. ...................        595        14,304
Mack-Cali Realty Corp. (b)..............      2,074        67,052
Medical Properties Trust, Inc. (b)......      1,977        15,440
MFA Financial, Inc. ....................      7,341        58,434
Mid-America Apartment Communities,
  Inc. (b)..............................        749        33,802
National Health Investors, Inc. (b).....        601        19,022
National Retail Properties, Inc. (b)....      2,078        44,615
NorthStar Realty Finance Corp. (b)......      1,498         5,258
OMEGA Healthcare Investors, Inc. (b)....      2,167        34,715
Parkway Properties, Inc. (b)............        517        10,185
Pennsylvania Real Estate Investment
  Trust (b).............................        963         7,328
Pennymac Mortgage Investment Trust (a)..        428         8,521
Post Properties, Inc. (b)...............      1,190        21,420
Potlatch Corp. (b)......................      1,049        29,844
PS Business Parks, Inc. ................        489        25,095
RAIT Investment Trust...................      1,427         4,195
Ramco-Gershenson Properties Trust (b)...        445         3,969
Redwood Trust, Inc. (b).................      1,840        28,520
Saul Centers, Inc. (b)..................        258         8,282
Senior Housing Properties Trust (b).....      3,298        63,025
SL Green Realty Corp. (b)...............      2,008        88,051
Sovran Self Storage, Inc. (b)...........        606        18,441
Starwood Property Trust, Inc. (a).......      1,086        21,992
Sun Communities, Inc. (b)...............        409         8,802
Sunstone Hotel Investors, Inc. (a)(b)...      1,896        13,462
Tanger Factory Outlet Centers,
  Inc. (b)..............................      1,054        39,356
Taubman Centers, Inc. (b)...............      1,421        51,270
The Macerich Co. (b)....................      2,127        64,512
U-Store-It Trust........................      2,098        13,113
UDR, Inc. (b)...........................      3,874        60,977
Universal Health Realty Income
  Trust (b).............................        272         8,854
Urstadt Biddle Properties...............         83         1,092
Urstadt Biddle Properties (Class
  A) (b)................................        472         6,886
Walter Investment Management Corp. .....        540         8,651
Washington Real Estate Investment
  Trust (b).............................      1,578        45,446
Weingarten Realty Investors (b).........      3,209        63,923
                                                      -----------
                                                        2,500,452
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)...............        135         2,565
Forest City Enterprises, Inc. (Class
  A) (b)................................      3,201        42,797
Forestar Real Estate Group,
  Inc. (a)(b)...........................      1,014        17,421
Jones Lang LaSalle, Inc. (b)............      1,122        53,149
Tejon Ranch Co. (a).....................        316         8,115
                                                      -----------
                                                          124,047
                                                      -----------
ROAD & RAIL -- 1.0%
Amerco, Inc. (a)(b).....................        153         7,017
Arkansas Best Corp. (b).................        616        18,443
Avis Budget Group, Inc. (a)(b)..........      2,682        35,831
Con-way, Inc. (b).......................      1,303        49,931
Dollar Thrifty Automotive Group,
  Inc. (a)(b)...........................        541        13,303
Genesee & Wyoming, Inc. (Class
  A) (a)(b).............................        966        29,289
Heartland Express, Inc. (b).............      1,422        20,477
Knight Transportation, Inc. (b).........      1,504        25,237
Landstar Systems, Inc. .................      1,395        53,094
Marten Transport, Ltd. (a)(b)...........        367         6,261
Old Dominion Freight Line, Inc. (a).....        809        24,618
Patriot Transportation Holding,
  Inc. (a)(b)...........................         50         3,775
Universal Truckload Services, Inc. (b)..        179         2,955
Werner Enterprises, Inc. (b)............      1,362        25,374
YRC Worldwide, Inc. (a)(b)..............      1,395         6,208
                                                      -----------
                                                          321,813
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
Actel Corp. (a)(b)......................        618         7,521
Advanced Analogic Technologies,
  Inc. (a)..............................      1,085         4,307
Advanced Energy Industries,
  Inc. (a)(b)...........................        810        11,534
Amkor Technology, Inc. (a)(b)...........      3,030        20,846
Anadigics, Inc. (a)(b)..................      1,523         7,173
Applied Micro Circuits Corp. (a)(b).....      1,769        17,672
Atheros Communications, Inc. (a)(b).....      1,603        42,528
Atmel Corp. (a)(b)......................     10,327        43,270
ATMI, Inc. (a)(b).......................        862        15,645
Brooks Automation, Inc. (a).............      1,446        11,178
Cabot Microelectronics Corp. (a)(b).....        628        21,892
Cavium Networks, Inc. (a)(b)............        986        21,169
Cirrus Logic, Inc. (a)..................      1,416         7,873
Cohu, Inc. (b)..........................        519         7,038
Cymer, Inc. (a)(b)......................        760        29,534
Cypress Semiconductor Corp. (a)(b)......      3,720        38,428
Diodes, Inc. (a)(b).....................        855        15,467
DSP Group, Inc. (a)(b)..................        576         4,689
Entegris, Inc. (a)......................      3,480        17,226
Exar Corp. (a)(b).......................        935         6,872

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Fairchild Semiconductor International,
  Inc. (a)..............................      3,187   $    32,603
FEI Co. (a)(b)..........................        994        24,502
Formfactor, Inc. (a)(b).................      1,297        31,024
Hittite Microwave Corp. (a)(b)..........        513        18,868
Integrated Device Technology, Inc. (a)..      4,231        28,602
International Rectifier Corp. (a).......      1,930        37,616
Intersil Corp. (Class A)................      3,248        49,727
IXYS Corp. .............................        603         5,132
Kulicke & Soffa Industries,
  Inc. (a)(b)...........................      1,956        11,795
Lattice Semiconductor Corp. (a)(b)......      2,713         6,104
Micrel, Inc. ...........................      1,200         9,780
Microsemi Corp. (a)(b)..................      2,149        33,933
MKS Instruments, Inc. (a)...............      1,164        22,454
Monolithic Power Systems, Inc. (a)(b)...        939        22,020
Netlogic Microsystems, Inc. (a)(b)......        497        22,365
Novellus Systems, Inc. (a)(b)...........      2,635        55,282
OmniVision Technologies, Inc. (a)(b)....      1,393        22,678
PMC-Sierra, Inc. (a)(b).................      5,886        56,270
Power Integrations, Inc. (b)............        712        23,731
Rambus, Inc. (a)(b).....................      2,838        49,381
RF Micro Devices, Inc. (a)(b)...........      6,270        34,046
Rubicon Technology, Inc. (a)(b).........        331         4,912
Semtech Corp. (a).......................      1,539        26,178
Sigma Designs, Inc. (a)(b)..............        641         9,314
Silicon Image, Inc. (a)(b)..............      1,775         4,313
Silicon Laboratories, Inc. (a)(b).......      1,161        53,824
Silicon Storage Technology,
  Inc. (a)(b)...........................      2,162         5,232
Skyworks Solutions, Inc. (a)............      4,360        57,726
Standard Microsystems Corp. (a).........        551        12,789
Supertex, Inc. (a)(b)...................        310         9,300
Teradyne, Inc. (a)(b)...................      4,516        41,773
Tessera Technologies, Inc. (a)..........      1,311        36,564
Trident Microsystems, Inc. (a)(b).......      1,461         3,784
TriQuint Semiconductor, Inc. (a)(b).....      4,128        31,868
Ultratech, Inc. (a)(b)..................        449         5,940
Veeco Instruments, Inc. (a)(b)..........        844        19,682
Volterra Semiconductor Corp. (a)(b).....        708        13,006
Zoran Corp. (a).........................      1,249        14,389
                                                      -----------
                                                        1,300,369
                                                      -----------
SOFTWARE -- 3.7%
ACI Worldwide, Inc. (a)(b)..............        920        13,920
Advent Software, Inc. (a)...............        364        14,651
ArcSight, Inc. (a)(b)...................        482        11,602
Ariba, Inc. (a).........................      2,289        26,552
Blackbaud, Inc. ........................      1,170        27,144
Blackboard, Inc. (a)(b).................        760        28,713
Bottomline Technologies, Inc. (a).......        650         8,385
Cadence Design Systems, Inc. (a)(b).....      6,851        50,286
Commvault Systems, Inc. (a)(b)..........      1,050        21,787
Compuware Corp. (a).....................      6,314        46,282
Concur Technologies, Inc. (a)(b)........      1,080        42,941
Deltek, Inc. (a)(b).....................      1,004         7,721
DemandTec, Inc. (a)(b)..................        506         4,468
Ebix, Inc. (a)(b).......................        225        12,456
Epicor Software Corp. (a)(b)............      1,283         8,173
EPIQ Systems, Inc. (a)(b)...............        841        12,194
Fair Isaac Corp. (b)....................      1,293        27,787
FalconStor Software, Inc. (a)(b)........        898         4,463
i2 Technologies, Inc. (a)(b)............        416         6,673
Informatica Corp. (a)(b)................      2,353        53,131
Jack Henry & Associates, Inc. ..........      2,259        53,019
JDA Software Group, Inc. (a)............        859        18,846
Kenexa Corp. (a)........................        479         6,457
Lawson Software, Inc. (a)(b)............      3,140        19,594
Manhattan Associates, Inc. (a)(b).......        584        11,797
Mentor Graphics Corp. (a)(b)............      2,510        23,368
MICROS Systems, Inc. (a)(b).............      2,166        65,391
MicroStrategy, Inc. (a).................        231        16,526
Monotype Imaging Holdings, Inc. (a)(b)..        554         4,659
MSC Software Corp. (a)..................      1,053         8,856
Netscout Systems, Inc. (a)..............        631         8,525
NetSuite, Inc. (a)......................        656        10,037
Novell, Inc. (a)........................      9,362        42,223
OPNET Technologies, Inc. (b)............        392         4,285
Parametric Technology Corp. (a)(b)......      2,979        41,170
Pegasystems, Inc. (b)...................        376        12,983
Progress Software Corp. (a).............        999        22,627
Quality Systems, Inc. ..................        478        29,430
Quest Software, Inc. (a)(b).............      1,733        29,201
Radiant Systems, Inc. (a)(b)............        674         7,239
Renaissance Learning, Inc. (b)..........        176         1,749
Rosetta Stone, Inc. (a)(b)..............        150         3,444
S1 Corp. (a)............................      1,196         7,391
Smith Micro Software, Inc. (a)..........        860        10,630
Solarwinds, Inc. (a)(b).................        312         6,873
Solera Holdings, Inc. (b)...............      1,869        58,145
SonicWALL, Inc. (a).....................      1,368        11,491
Sourcefire, Inc. (a)(b).................        540        11,594
SPSS, Inc. (a)(b).......................        489        24,425
SuccessFactors, Inc. (a)(b).............      1,162        16,349
Symyx Technologies, Inc. (a)(b).........        834         5,521
Synchronoss Technologies, Inc. (a)......        452         5,636
Take-Two Interactive Software,
  Inc. (a)(b)...........................      2,075        23,261
Taleo Corp. (a)(b)......................        804        18,203
TeleCommunication Systems, Inc. (Class
  A) (a) (b)............................        984         8,226
THQ, Inc. (a)(b)........................      1,630        11,149
TIBCO Software, Inc. (a)(b).............      4,733        44,916
TiVo, Inc. (a)(b).......................      2,835        29,371
Tyler Technologies, Inc. (a)(b).........        904        15,449
Ultimate Software Group, Inc. (a)(b)....        696        19,989
Vasco Data Security
  International (a)(b)..................        701         5,201
Websense, Inc. (a)(b)...................      1,062        17,842
                                                      -----------
                                                        1,222,417
                                                      -----------
SPECIALTY RETAIL -- 3.8%
Aaron's, Inc. (b).......................      1,272        33,581
Aeropostale, Inc. (a)(b)................      1,793        77,942
AnnTaylor Stores Corp. (a)(b)...........      1,535        24,391
Asbury Automotive Group, Inc. (a)(b)....        765         9,700
Barnes & Noble, Inc. (b)................      1,008        22,398
Bebe Stores, Inc. ......................        719         5,292
Big 5 Sporting Goods Corp. .............        457         6,901
Blockbuster, Inc. (Class A) (a)(b)......      4,303         4,604
Brown Shoe Co., Inc. (b)................      1,026         8,229
Cabela's, Inc. (a)(b)...................      1,187        15,835
Charlotte Russe Holding, Inc. (a)(b)....        504         8,820
Charming Shoppes, Inc. (a)(b)...........      2,355        11,563
Chico's FAS, Inc. (a)(b)................      4,557        59,241
Christopher & Banks Corp. (b)...........        838         5,673
Citi Trends, Inc. (a)(b)................        428        12,185

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Coldwater Creek, Inc. (a)(b)............      1,424   $    11,677
Collective Brands, Inc. (a)(b)..........      1,753        30,380
Conn's, Inc. (a)(b).....................        273         3,082
Dick's Sporting Goods, Inc. (a)(b)......      2,226        49,862
DSW, Inc. (Class A) (a)(b)..............        347         5,542
Foot Locker, Inc. (b)...................      3,979        47,549
Genesco, Inc. (a)(b)....................        572        13,768
Group 1 Automotive, Inc. (b)............        671        18,016
Gymboree Corp. (a)(b)...................        790        38,220
hhgregg, Inc. (a)(b)....................        494         8,368
Hibbett Sports, Inc. (a)(b).............        765        13,946
Hot Topic, Inc. (a)(b)..................      1,101         8,246
J. Crew Group, Inc. (a)(b)..............      1,342        48,070
Jo-Ann Stores, Inc. (a).................        701        18,808
Jos. A. Bank Clothiers, Inc. (a)(b).....        489        21,893
Lumber Liquidators, Inc. (a)(b).........        412         8,936
Mens Wearhouse, Inc. (b)................      1,245        30,752
Monro Muffler Brake, Inc. (b)...........        521        16,563
New York & Co., Inc. (a)(b).............        643         3,292
Office Depot, Inc. (a)(b)...............      7,079        46,863
OfficeMax, Inc. (a)(b)..................      2,036        25,613
Pacific Sunwear of California,
  Inc. (a)(b)...........................      1,663         8,564
Penske Automotive Group, Inc. (b).......      1,006        19,295
RadioShack Corp. .......................      3,372        55,874
Rent-A-Center, Inc. (a)(b)..............      1,696        32,020
Sally Beauty Holdings, Inc. (a)(b)......      2,373        16,872
Signet Jewelers, Ltd. (a)...............      2,215        58,321
Sonic Automotive, Inc. (Class A) (b)....        750         7,875
Stage Stores, Inc. .....................        942        12,208
Stein Mart, Inc. (a)(b).................        753         9,571
Systemax, Inc. (a)(b)...................        286         3,469
Talbots, Inc. (b).......................        549         5,067
The Buckle, Inc. (b)....................        747        25,503
The Cato Corp. (Class A) (b)............        744        15,096
The Children's Place Retail Stores, Inc.
  (a) (b)...............................        598        17,916
The Dress Barn, Inc. (a)(b).............      1,195        21,426
The Finish Line, Inc. (Class A).........      1,393        14,153
The Pep Boys -- Manny, Moe & Jack (b)...      1,314        12,838
The Wet Seal, Inc. (Class A) (a)(b).....      2,468         9,329
Tractor Supply Co. (a)(b)...............        931        45,079
Tween Brands, Inc. (a)(b)...............        590         4,950
Ulta Salon Cosmetics & Fragrance,
  Inc. (a)(b)...........................        986        16,279
Williams-Sonoma, Inc. (b)...............      2,519        50,959
Zumiez, Inc. (a)(b).....................        488         8,008
                                                      -----------
                                                        1,246,473
                                                      -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
American Apparel, Inc. (a)(b)...........        820         2,878
Carter's, Inc. (a)......................      1,495        39,916
Columbia Sportswear Co. (b).............        362        14,900
Crocs, Inc. (a)(b)......................      1,980        13,167
Deckers Outdoor Corp. (a)(b)............        348        29,528
FGX International Holdings,
  Ltd. (a)(b)...........................        411         5,733
Fossil, Inc. (a)(b).....................      1,256        35,733
Hanesbrands, Inc. (a)(b)................      2,436        52,130
Iconix Brand Group, Inc. (a)(b).........      1,933        24,104
Jones Apparel Group, Inc. ..............      2,264        40,594
K-Swiss, Inc. (Class A) (b).............        630         5,538
Kenneth Cole Productions, Inc. (Class
  A) (b)................................        199         1,996
Liz Claiborne, Inc. (b).................      2,701        13,316
Maidenform Brands, Inc. (a).............        444         7,131
Movado Group, Inc. .....................        437         6,350
Oxford Industries, Inc. (b).............        337         6,639
Phillips-Van Heusen Corp. (b)...........      1,383        59,179
Quiksilver, Inc. (a)(b).................      3,056         8,404
Skechers USA, Inc. (a)(b)...............        796        13,643
Steven Madden, Ltd. (a).................        458        16,859
The Timberland Co. (Class A) (a)(b).....      1,186        16,509
The Warnaco Group, Inc. (a)(b)..........      1,232        54,036
True Religion Apparel, Inc. (a)(b)......        651        16,880
Under Armour, Inc. (Class A) (a)(b).....      1,028        28,609
UniFirst Corp. .........................        339        15,069
Volcom, Inc. (a)(b).....................        465         7,663
Weyco Group, Inc. (b)...................        204         4,672
Wolverine World Wide, Inc. .............      1,257        31,224
                                                      -----------
                                                          572,400
                                                      -----------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Astoria Financial Corp. (b).............      2,327        25,690
Bank Mutual Corp. ......................      1,173        10,369
BankFinancial Corp. (b).................        566         5,422
Beneficial Mutual Bancorp, Inc. (a)(b)..        900         8,217
Berkshire Hills Bancorp, Inc. (b).......        335         7,350
Brookline Bancorp, Inc. (b).............      1,582        15,377
Clifton Savings Bancorp, Inc. (b).......        269         2,636
Danvers Bancorp, Inc. (b)...............        493         6,700
Dime Community Bancshares (b)...........        785         8,973
Doral Financial Corp. (a)(b)............        124           459
ESSA Bancorp, Inc. (b)..................        383         5,059
Fannie Mae (a)(b).......................     28,664        43,569
First Financial Holdings, Inc. (b)......        303         4,839
First Financial Northwest, Inc. (b).....        402         2,340
First Niagara Financial Group, Inc. ....      3,952        48,728
Flagstar Bancorp, Inc. (a)(b)...........         63            65
Flushing Financial Corp. (b)............        488         5,563
Freddie Mac (a).........................     17,251        31,052
Kearny Financial Corp. (b)..............        529         5,512
Meridian Interstate Bancorp,
  Inc. (a)(b)...........................        323         2,746
MGIC Investment Corp. (a)(b)............      3,316        24,572
New Alliance Bancshares, Inc. (b).......      2,639        28,237
Northwest Bancorp, Inc. (b).............        478        10,918
Ocwen Financial Corp. (a)(b)............      1,973        22,334
Oritani Financial Corp. (b).............        247         3,369
Provident Financial Services, Inc. (b)..      1,505        15,486
Provident New York Bancorp (b)..........        913         8,719
Radian Group, Inc. (b)..................      2,049        21,678
Rockville Financial, Inc. (b)...........        261         2,806
Roma Financial Corp. (b)................        192         2,387
The PMI Group, Inc. (b).................      1,919         8,156
TrustCo Bank Corp. NY (b)...............      2,070        12,938
United Financial Bancorp, Inc. .........        473         5,477
ViewPoint Financial Group (b)...........        275         3,861
Washington Federal, Inc. (b)............      2,825        47,630
Waterstone Financial, Inc. (a)(b).......        222         1,123
Westfield Financial, Inc. (b)...........        822         6,962
WSFS Financial Corp. (b)................        148         3,943
                                                      -----------
                                                          471,262
                                                      -----------

SPDR DOW JONES SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
TOBACCO -- 0.2%
Alliance One International,
  Inc. (a)(b)...........................      2,136   $     9,569
Star Scientific, Inc. (a)(b)............      1,961         1,824
Universal Corp. (b).....................        674        28,187
Vector Group, Ltd. (b)..................      1,010        15,739
                                                      -----------
                                                           55,319
                                                      -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aceto Corp. (b).........................        704         4,646
Aircastle, Ltd. (b).....................      1,082        10,463
Applied Industrial Technologies,
  Inc. (b)..............................      1,035        21,901
Beacon Roofing Supply, Inc. (a)(b)......      1,202        19,208
GATX Corp. (b)..........................      1,066        29,795
H&E Equipment Services, Inc. (a)(b).....        643         7,285
Interline Brands, Inc. (a)..............        919        15,485
Kaman Corp. (Class A) (b)...............        710        15,606
Lawson Products, Inc. (b)...............        102         1,776
RSC Holdings, Inc. (a)(b)...............      1,186         8,622
Rush Enterprises, Inc. (a)(b)...........        791        10,220
TAL International Group, Inc. (b).......        279         3,967
Textainer Group Holdings, Ltd. (b)......        439         7,028
Titan Machinery, Inc. (a)(b)............        408         5,108
United Rentals, Inc. (a)(b).............      1,657        17,067
Watsco, Inc. ...........................        747        40,271
WESCO International, Inc. (a)(b)........      1,082        31,162
                                                      -----------
                                                          249,610
                                                      -----------
TRANSPORTATION INFRASTRUCTURE (D)-- 0.0%
Macquarie Infrastructure Co. LLC (b)....        526         4,739
                                                      -----------
WATER UTILITIES -- 0.2%
American States Water Co. (b)...........        537        19,429
California Water Service Group (b)......        513        19,976
Connecticut Water Service, Inc. ........        237         5,307
Middlesex Water Co. (b).................        355         5,353
SJW Corp. (b)...........................        313         7,152
                                                      -----------
                                                           57,217
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Centennial Communications Corp. (a)(b)..      1,807        14,420
ICO Global Communications Holdings,
  Ltd. (a)..............................      2,709         2,330
iPCS, Inc. (a)..........................        378         6,577
Leap Wireless International,
  Inc. (a)(b)...........................      1,625        31,769
NTELOS Holdings Corp. (b)...............        775        13,687
Shenandoah Telecommunications Co. ......        632        11,344
Syniverse Holdings, Inc. (a)............      1,809        31,657
USA Mobility, Inc. (b)..................        550         7,084
Virgin Mobile USA, Inc. (Class A) (a)...        963         4,815
                                                      -----------
                                                          123,683
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $32,666,068)....................               32,655,912
                                                      -----------
WARRANTS -- 0.0% (D)
COMMUNICATIONS EQUIPMENT -- 0.0% (D)
Pegasus Wireless Corp. (expiring
  12/18/09) (a)(c)
  (Cost $0).............................         97             0
                                                      -----------
SHORT TERM INVESTMENTS -- 29.0 %
MONEY MARKET FUNDS -- 29.0%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  9,452,024     9,452,024
STIC Prime Portfolio....................     32,441        32,441
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $9,484,465).....................                9,484,465
                                                      -----------
TOTAL INVESTMENTS -- 128.8% (G)
  (Cost $42,150,533)....................               42,140,377
OTHER ASSETS AND
  LIABILITIES -- (28.8)%................               (9,424,241)
                                                      -----------
NET ASSETS -- 100.0%....................              $32,716,136
                                                      ===========





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisors, Inc.'s value is determined based on Level 3 inputs and Pegasus Wireless Corp.'s value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
(d)  Amount represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f)  Investments of cash collateral for securities loaned.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 2.1%
AAR Corp. (a)(b)........................       6,939   $    152,241
Aerovironment, Inc. (a)(b)..............       2,564         72,023
American Science & Engineering,
  Inc. (b)..............................       1,689        114,920
Argon ST, Inc. (a)......................       2,283         43,491
BE Aerospace, Inc. (a)(b)...............      17,819        358,875
Ceradyne, Inc. (a)......................       4,666         85,528
DigitalGlobe, Inc. (a)(b)...............       2,600         58,162
DynCorp International, Inc. (a).........       4,339         78,102
GeoEye, Inc. (a)(b).....................       3,450         92,460
Heico Corp. (Class A)...................       3,575        121,228
Hexcel Corp. (a)........................      17,285        197,740
Ladish Co., Inc. (a)(b).................       2,533         38,324
Moog, Inc. (Class A) (a)................       6,929        204,405
Orbital Sciences Corp. (a)(b)...........      10,235        153,218
Stanley, Inc. (a)(b)....................       3,145         80,889
Taser International, Inc. (a)(b)........      11,126         52,515
Teledyne Technologies, Inc. (a).........       6,362        228,968
TransDigm Group, Inc. (a)(b)............       6,676        332,532
                                                       ------------
                                                          2,465,621
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.5%
Forward Air Corp. (b)...................       5,203        120,449
HUB Group, Inc. (Class A) (a)(b)........       6,790        155,152
UTI Worldwide, Inc. (b).................      17,880        258,902
                                                       ------------
                                                            534,503
                                                       ------------
AIRLINES -- 1.6%
AirTran Holdings, Inc. (a)(b)...........      21,455        134,094
Allegiant Travel Co. (a)(b).............       2,443         93,054
AMR Corp. (a)...........................      49,732        395,369
Continental Airlines, Inc. (Class
  B) (a)(b).............................      24,492        402,649
Hawaiian Holdings, Inc. (a)(b)..........       9,313         76,925
JetBlue Airways Corp. (a)(b)............      44,836        268,119
SkyWest, Inc. ..........................      10,231        169,630
UAL Corp. (a)...........................      25,616        236,180
US Airways Group, Inc. (a)(b)...........      23,626        111,042
                                                       ------------
                                                          1,887,062
                                                       ------------
AUTO COMPONENTS -- 0.6%
ArvinMeritor, Inc. (b)..................      13,088        102,348
Drew Industries, Inc. (a)(b)............       3,296         71,490
Exide Technologies (a)(b)...............      10,151         80,903
Fuel Systems Solutions, Inc. (a)........       2,346         84,433
Raser Technologies, Inc. (a)(b).........       7,316         11,194
Tenneco, Inc. (a).......................       8,322        108,519
WABCO Holdings, Inc. ...................      11,408        239,568
                                                       ------------
                                                            698,455
                                                       ------------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. (b)...............       6,841        211,729
                                                       ------------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)..       1,816         67,337
Central European Distribution
  Corp. (a)(b)..........................       8,786        287,830
                                                       ------------
                                                            355,167
                                                       ------------
BIOTECHNOLOGY -- 4.9%
Abraxis Bioscience, Inc. (a)(b).........       1,028         37,399
Acorda Therapeutics, Inc. (a)(b)........       6,717        156,372
Affymax, Inc. (a)(b)....................       1,457         34,808
Alkermes, Inc. (a)(b)...................      17,027        156,478
Allos Therapeutics, Inc. (a)(b).........      11,168         80,968
Alnylam Pharmaceuticals, Inc. (a)(b)....       6,747        153,022
AMAG Pharmaceuticals, Inc. (a)(b).......       2,990        130,603
Amicus Therapeutics, Inc. (a)...........       1,738         15,208
Arena Pharmaceuticals, Inc. (a)(b)......      16,472         73,630
Ariad Pharmaceuticals, Inc. (a)(b)......      18,668         41,443
Array BioPharma, Inc. (a)(b)............       7,863         18,714
BioCryst Pharmaceuticals, Inc. (a)(b)...       4,204         34,641
BioMarin Pharmaceutical, Inc. (a)(b)....      17,666        319,401
Celera Corp. (a)(b).....................      14,455         90,055
Cepheid, Inc. (a)(b)....................      10,339        136,682
Cubist Pharmaceuticals, Inc. (a)........      10,249        207,030
Emergent Biosolutions, Inc. (a)(b)......       2,759         48,724
Enzon Pharmaceuticals, Inc. (a)(b)......       7,139         58,897
Exelixis, Inc. (a)(b)...................      19,748        125,992
Facet Biotech Corp. (a)(b)..............       4,036         69,782
Genomic Health, Inc. (a)(b).............       2,721         59,481
Geron Corp. (a)(b)......................      16,437        107,827
GTX, Inc. (a)(b)........................       2,493         31,910
Halozyme Therapeutics, Inc. (a)(b)......      14,304        101,701
Human Genome Sciences, Inc. (a)(b)......      28,892        543,747
Immunogen, Inc. (a)(b)..................       9,985         80,978
Incyte Corp. (a)(b).....................      17,476        117,963
InterMune, Inc. (a)(b)..................       6,355        101,235
Isis Pharmaceuticals, Inc. (a)(b).......      16,614        242,066
Lexicon Pharmaceuticals, Inc. (a)(b)....      15,145         32,259
MannKind Corp. (a)(b)...................      11,178        110,103
Martek Biosciences Corp. (a)(b).........       5,855        132,265
Maxygen, Inc. (a)(b)....................       4,950         33,116
Medivation, Inc. (a)(b).................       5,845        158,633
Metabolix, Inc. (a)(b)..................       3,225         33,153
Micromet, Inc. (a)(b)...................      11,827         78,768
Momenta Pharmaceuticals, Inc. (a)(b)....       6,295         66,790
NPS Pharmaceuticals, Inc. (a)...........       9,284         37,322
Onyx Pharmaceuticals, Inc. (a)(b).......      10,828        324,515
Opko Health, Inc. (a)(b)................      21,487         48,990
Orexigen Therapeutics, Inc. (a)(b)......       5,677         55,919
Osiris Therapeutics, Inc. (a)(b)........       3,056         20,353
Pharmasset, Inc. (a)(b).................       4,268         90,226
Progenics Pharmaceuticals, Inc. (a)(b)..       4,614         24,177
Regeneron Pharmaceuticals, Inc. (a)(b)..      11,160        215,388
Sangamo Biosciences, Inc. (a)(b)........       6,313         51,830
Seattle Genetics, Inc. (a)(b)...........      14,132        198,272
SIGA Technologies, Inc. (a)(b)..........       5,018         39,592
Synta Pharmaceuticals Corp. (a)(b)......       3,064          9,498
Targacept, Inc. (a)(b)..................       1,966         42,013
Theravance, Inc. (a)(b).................       9,669        141,554
United Therapeutics Corp. (a)(b)........       8,366        409,850
Zymogenetics, Inc. (a)(b)...............       6,575         39,713
                                                       ------------
                                                          5,771,056
                                                       ------------
BUILDING PRODUCTS -- 0.5%
AAON, Inc. (b)..........................       2,567         51,545
Quanex Building Products Corp. .........       6,771         97,231
Simpson Manufacturing Co., Inc. (b).....       6,783        171,339
Trex Co., Inc. (a)......................       2,528         46,010
USG Corp. (a)(b)........................      11,966        205,576
                                                       ------------
                                                            571,701
                                                       ------------

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
CAPITAL MARKETS -- 1.5%
Cohen & Steers, Inc. (b)................       3,648   $     87,552
Duff & Phelps Corp. (Class A) (b).......       3,489         66,849
GFI Group, Inc. (b).....................      11,595         83,832
Greenhill & Co., Inc. (b)...............       2,299        205,944
KBW, Inc. (a)(b)........................       6,240        201,053
Knight Capital Group, Inc. (Class
  A) (a)(b).............................      16,642        361,964
MF Global, Ltd. (a)(b)..................      17,435        126,752
optionsXpress Holdings, Inc. ...........       8,098        139,933
Penson Worldwide, Inc. (a)(b)...........       3,515         34,236
Pzena Investment Management, Inc. (Class
  A) (a)(b).............................         989          8,080
Riskmetrics Group, Inc. (a)(b)..........       5,497         80,366
Stifel Financial Corp. (a)(b)...........       5,069        278,288
TradeStation Group, Inc. (a)(b).........       5,684         46,325
Westwood Holdings Group, Inc. (b).......       1,111         38,552
                                                       ------------
                                                          1,759,726
                                                       ------------
CHEMICALS -- 1.3%
American Vanguard Corp. (b).............       3,226         26,808
Balchem Corp. (b).......................       3,060         80,478
Calgon Carbon Corp. (a)(b)..............       9,677        143,510
LSB Industries, Inc. (a)(b).............       3,148         49,014
Nalco Holding Co. ......................      24,643        504,935
NewMarket Corp. ........................       1,964        182,731
PolyOne Corp. (a).......................      14,676         97,889
Rockwood Holdings, Inc. (a).............       9,133        187,866
W.R. Grace & Co. (a)(b).................      10,754        233,792
Zoltek Cos., Inc. (a)(b)................       4,732         49,686
                                                       ------------
                                                          1,556,709
                                                       ------------
COMMERCIAL BANKS -- 1.1%
East West Bancorp, Inc. (b).............      15,168        125,894
First Citizens Bancshares, Inc. (Class
  A) (b)................................       1,028        163,555
Nara Bancorp, Inc. (b)..................       3,909         27,168
Orrstown Financial Services, Inc. (b)...       1,030         39,799
Pinnacle Financial Partners,
  Inc. (a)(b)...........................       5,639         71,672
PrivateBancorp, Inc. ...................       8,407        205,635
Signature Bank (a)(b)...................       7,236        209,844
Sterling Financial Corp. (a)(b).........       9,350         18,700
SVB Financial Group (a)(b)..............       5,892        254,947
Texas Capital Bancshares, Inc. (a)(b)...       6,307        106,210
UCBH Holdings, Inc. (b).................      18,935         15,148
Western Alliance Bancorp (a)(b).........      11,268         71,101
                                                       ------------
                                                          1,309,673
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
American Ecology Corp. (b)..............       3,052         57,072
American Reprographics Co. (a)..........       6,893         65,621
Cenveo, Inc. (a)(b).....................       9,118         63,097
Clean Harbors, Inc. (a)(b)..............       4,069        228,922
EnergySolutions, Inc. (b)...............      13,979        128,886
EnerNOC, Inc. (a).......................       3,075        101,967
Fuel Tech, Inc. (a)(b)..................       3,182         35,638
Innerworkings, Inc. (a)(b)..............       4,403         21,751
Interface, Inc. (Class A) (b)...........       9,813         81,448
Knoll, Inc. ............................       8,119         84,681
M&F Worldwide Corp. (a).................       2,168         43,880
Metalico, Inc. (a)(b)...................       6,065         25,291
Mobile Mini, Inc. (a)(b)................       6,308        109,507
RINO International Corp. (a)(b).........         934         19,745
Rollins, Inc. (b).......................       9,235        174,080
Schawk, Inc. (b)........................       2,187         25,522
Standard Parking Corp. (a)(b)...........       1,505         26,323
Sykes Enterprises, Inc. (a).............       6,366        132,540
Team, Inc. (a)(b).......................       3,392         57,495
Tetra Tech, Inc. (a)....................      10,778        285,940
The Geo Group, Inc. (a)(b)..............       9,182        185,201
                                                       ------------
                                                          1,954,607
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 4.7%
Acme Packet, Inc. (a)(b)................       5,235         52,402
ADC Telecommunications, Inc. (a)(b).....      17,212        143,548
Adtran, Inc. (b)........................      11,164        274,076
Airvana, Inc. (a)(b)....................       5,563         37,662
Anaren, Inc. (a)........................       2,674         45,458
Arris Group, Inc. (a)...................      22,208        288,926
Aruba Networks, Inc. (a)(b).............      11,208         99,079
Bel Fuse, Inc. (Class B)................       1,901         36,176
BigBand Networks, Inc. (a)..............       7,559         30,312
Blue Coat Systems, Inc. (a)(b)..........       6,397        144,508
CIENA Corp. (a)(b)......................      16,187        263,524
CommScope, Inc. (a)(b)..................      16,631        497,766
Comtech Telecommunications
  Corp. (a)(b)..........................       5,015        166,598
DG Fastchannel, Inc. (a)(b).............       3,205         67,113
Digi International, Inc. (a)(b).........       4,469         38,076
EchoStar Corp. (Class A) (a)............       7,202        132,949
Finisar Corp. (a)(b)....................      10,348        100,169
Harmonic, Inc. (a)......................      16,648        111,209
Harris Stratex Networks, Inc. (Class
  A) (a)................................      10,663         74,641
Hughes Communications, Inc. (a).........       1,397         42,385
Infinera Corp. (a)(b)...................      16,790        133,480
InterDigital, Inc. (a)(b)...............       7,783        180,254
Ixia (a)(b).............................       6,170         42,326
JDS Uniphase Corp. (a)..................      38,415        273,131
Loral Space & Communications,
  Inc. (a)(b)...........................       2,056         56,499
Netgear, Inc. (a)(b)....................       5,944        109,072
OpNext, Inc. (a)(b).....................      10,547         30,903
Palm, Inc. (a)(b).......................      22,887        398,920
Plantronics, Inc. (b)...................       8,694        233,086
Polycom, Inc. (a)(b)....................      14,867        397,692
Riverbed Technology, Inc. (a)(b)........      10,030        220,259
SeaChange International, Inc. (a).......       5,745         43,087
ShoreTel, Inc. (a)(b)...................       2,939         22,954
Sonus Networks, Inc. (a)(b).............      38,981         82,640
Starent Networks Corp. (a)(b)...........       7,490        190,396
Sycamore Networks, Inc. (a)(b)..........      34,326        103,665
Tekelec (a)(b)..........................      11,894        195,418
ViaSat, Inc. (a)(b).....................       5,469        145,366
                                                       ------------
                                                          5,505,725
                                                       ------------
COMPUTERS & PERIPHERALS -- 1.0%
3PAR, Inc. (a)(b).......................       5,899         65,066
Compellent Technologies, Inc. (a)(b)....       2,902         52,381
Hypercom Corp. (a)......................       7,733         23,972
Intermec, Inc. (a)(b)...................       8,620        121,542
Isilon Systems, Inc. (a)................       3,877         23,650
Novatel Wireless, Inc. (a)(b)...........       5,166         58,686
QLogic Corp. (a)(b).....................      21,333        366,928

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Quantum Corp. (a)(b)....................      34,824   $     43,878
Silicon Graphics International
  Corp. (a)(b)..........................       4,920         33,013
STEC, Inc. (a)(b).......................       6,437        189,184
Stratasys, Inc. (a)(b)..................       3,365         57,743
Synaptics, Inc. (a)(b)..................       6,062        152,762
                                                       ------------
                                                          1,188,805
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Dycom Industries, Inc. (a)(b)...........       6,786         83,468
Furmanite Corp. (a)(b)..................       6,132         26,429
Great Lakes Dredge & Dock Corp. ........       7,378         51,498
Layne Christensen Co. (a)...............       3,326        106,598
Mastec, Inc. (a)(b).....................       8,698        105,681
MYR Group, Inc. (a)(b)..................       3,343         70,504
Orion Marine Group, Inc. (a)(b).........       4,548         93,416
Pike Electric Corp. (a)(b)..............       2,967         35,545
Primoris Services Corp. ................       1,868         13,468
Sterling Construction Co., Inc. (a)(b)..       2,546         45,599
                                                       ------------
                                                            632,206
                                                       ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b)...............       7,804        223,038
                                                       ------------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)(b)................      10,644        168,069
Cardtronics, Inc. (a)(b)................       2,710         21,192
Credit Acceptance Corp. (a).............       1,185         38,145
Ezcorp, Inc. (a)........................       7,989        109,130
First Cash Financial Services,
  Inc. (a)(b)...........................       4,821         82,584
                                                       ------------
                                                            419,120
                                                       ------------
CONTAINERS & PACKAGING -- 0.3%
Bway Holding Co. (a)....................       2,054         38,019
Graphic Packaging Holding Co. (a)(b)....      13,244         30,594
Rock-Tenn Co. (Class A).................       6,730        317,050
                                                       ------------
                                                            385,663
                                                       ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (a)...........................      25,008        463,648
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
American Public Education, Inc. (a)(b)..       3,279        113,912
Bridgepoint Education, Inc. (a)(b)......       2,458         37,509
Brink's Home Security Holdings,
  Inc. (a)(b)...........................       8,171        251,585
Capella Education Co. (a)(b)............       2,621        176,498
Coinstar, Inc. (a)(b)...................       5,027        165,791
Corinthian Colleges, Inc. (a)(b)........      14,177        263,125
Grand Canyon Education, Inc. (a)(b).....       2,937         52,367
K12, Inc. (a)(b)........................       3,792         62,492
Lincoln Educational Services Corp. (a)..       1,733         39,651
Matthews International Corp. (Class A)..       5,445        192,644
Sotheby's (b)...........................      12,113        208,707
Steiner Leisure, Ltd. (a)(b)............       2,459         87,934
Universal Technical Institute,
  Inc. (a)(b)...........................       3,786         74,584
                                                       ------------
                                                          1,726,799
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Interactive Brokers Group, Inc. (Class
  A) (a)................................       7,253        144,117
MarketAxess Holdings, Inc. (a)..........       5,431         65,444
NewStar Financial, Inc. (a)(b)..........       3,973         13,071
Pico Holdings, Inc. (a)(b)..............       3,366        112,256
Portfolio Recovery Associates,
  Inc. (a)(b)...........................       2,702        122,482
                                                       ------------
                                                            457,370
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AboveNet, Inc. (a)......................       3,640        177,486
Cbeyond, Inc. (a)(b)....................       4,974         80,231
General Communication, Inc. (Class
  A) (a)................................       6,700         45,962
Global Crossing, Ltd. (a)(b)............       5,576         79,737
Neutral Tandem, Inc. (a)(b).............       5,797        131,940
PAETEC Holding Corp. (a)(b).............      22,457         86,908
Premiere Global Services, Inc. (a)......      10,165         84,471
tw telecom, inc. (a)....................      26,688        358,954
                                                       ------------
                                                          1,045,689
                                                       ------------
ELECTRICAL EQUIPMENT -- 2.0%
American Superconductor Corp. (a)(b)....       7,205        241,656
AZZ, Inc. (a)(b)........................       2,085         83,755
Baldor Electric Co. (b).................       7,572        207,019
Broadwind Energy, Inc. (a)(b)...........       5,793         45,707
Encore Wire Corp. (b)...................       3,602         80,469
Ener1, Inc. (a).........................       9,252         64,024
Energy Conversion Devices, Inc. (a)(b)..       8,205         95,014
EnerSys (a).............................       7,394        163,555
Evergreen Solar, Inc. (a)(b)............      32,215         61,853
FuelCell Energy, Inc. (a)(b)............      12,592         53,768
General Cable Corp. (a)(b)..............       9,299        364,056
GT Solar International, Inc. (a)(b).....       5,246         30,479
II-VI, Inc. (a)(b)......................       4,501        114,505
Plug Power, Inc. (a)(b).................      12,457         10,962
Polypore International, Inc. (a)(b).....       4,147         53,538
Powell Industries, Inc. (a).............       1,406         53,976
Power-One, Inc. (a)(b)..................      15,013         29,275
Regal-Beloit Corp. (b)..................       6,356        290,533
Valence Technology, Inc. (a)............      10,403         18,725
Vicor Corp. (a).........................       3,224         24,889
Woodward Governor Co. (b)...............      10,224        248,034
                                                       ------------
                                                          2,335,792
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.6%
Benchmark Electronics, Inc. (a).........      11,690        210,420
Brightpoint, Inc. (a)...................      11,687        102,261
Cogent, Inc. (a)(b).....................       7,184         72,558
Cognex Corp. (b)........................       6,225        101,965
CTS Corp. ..............................       6,752         62,794
Daktronics, Inc. (b)....................       6,432         55,122
DTS Inc. (a)............................       3,047         83,427
Echelon Corp. (a)(b)....................       5,577         71,776
Electro Scientific Industries,
  Inc. (a)..............................       4,308         57,684
FARO Technologies, Inc. (a)(b)..........       2,532         43,500
ICx Technologies, Inc. (a)(b)...........       2,315         13,705
Insight Enterprises, Inc. (a)...........       8,726        106,544
IPG Photonics Corp. (a)(b)..............       4,598         69,890
Jabil Circuit, Inc. ....................      35,505        476,122
L-1 Identity Solutions, Inc. (a)(b).....      15,168        106,024

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Maxwell Technologies, Inc. (a)(b).......       4,114   $     75,821
MTS Systems Corp. ......................       2,909         84,972
Multi-Fineline Electronix, Inc. (a).....       1,763         50,616
National Instruments Corp. (b)..........      10,979        303,350
Newport Corp. (a).......................       6,003         52,586
OSI Systems, Inc. (a)...................       2,766         50,590
Plexus Corp. (a)........................       6,993        184,196
Rofin-Sinar Technologies, Inc. (a)(b)...       5,140        118,014
Rogers Corp. (a)(b).....................       2,770         83,017
Sanmina-SCI Corp. (a)(b)................      14,732        126,695
Scansource, Inc. (a)(b).................       4,757        134,718
TTM Technologies, Inc. (a)(b)...........       8,261         94,754
Universal Display Corp. (a)(b)..........       5,708         68,154
                                                       ------------
                                                          3,061,275
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 4.3%
Allis-Chalmers Energy, Inc. (a)(b)......       5,394         23,518
Atwood Oceanics, Inc. (a)(b)............       9,847        347,304
Basic Energy Services, Inc. (a)(b)......       4,137         35,123
Bronco Drilling Co., Inc. (a)(b)........       4,809         31,499
Cal Dive International, Inc. (a)........       8,308         82,166
CARBO Ceramics, Inc. (b)................       3,670        189,188
Complete Production Services,
  Inc. (a)(b)...........................      11,328        128,006
Dawson Geophysical Co. (a)(b)...........       1,254         34,334
Dresser-Rand Group, Inc. (a)............      14,720        457,350
Dril-Quip, Inc. (a)(b)..................       5,404        268,255
ENGlobal Corp. (a)(b)...................       3,147         12,966
Exterran Holdings, Inc. (a)(b)..........      11,126        264,131
Exterran Partners LP....................       1,838         33,084
Global Industries, Ltd. (a)(b)..........      18,048        171,456
Helix Energy Solutions Group, Inc. (a)..      16,898        253,132
Hercules Offshore, Inc. (a)(b)..........      17,015         83,544
Hornbeck Offshore Services,
  Inc. (a)(b)...........................       4,253        117,213
ION Geophysical Corp. (a)(b)............      15,924         56,052
Key Energy Services, Inc. (a)...........      21,821        189,843
Lufkin Industries, Inc. (b).............       2,593        137,896
Matrix Service Co. (a)..................       5,119         55,643
NATCO Group, Inc. (Class A) (a)(b)......       3,611        159,895
Newpark Resources, Inc. (a)(b)..........      14,557         46,728
Oil States International, Inc. (a)(b)...       8,897        312,552
Parker Drilling Co. (a)(b)..............      20,642        112,705
Pioneer Drilling Co. (a)................       8,387         61,561
RPC, Inc. (b)...........................       5,896         61,790
SEACOR Holdings, Inc. (a)(b)............       3,366        274,767
Seahawk Drilling, Inc. (a)..............       1,870         58,138
Superior Energy Services, Inc. (a)(b)...      13,853        311,969
Superior Well Services, Inc. (a)(b).....       3,426         33,164
T-3 Energy Services, Inc. (a)...........       2,620         51,614
Tesco Corp. (a)(b)......................       5,267         42,031
Tetra Technologies, Inc. (a)(b).........      13,276        128,644
Unit Corp. (a)(b).......................       8,447        348,439
                                                       ------------
                                                          4,975,700
                                                       ------------
FOOD & STAPLES RETAILING -- 0.4%
Arden Group, Inc. (Class A) (b).........         206         24,617
Great Atlantic & Pacific Tea
  Co. (a)(b)............................       5,972         53,211
Pantry, Inc. (a)........................       3,742         58,675
Rite Aid Corp. (a)(b)...................     108,575        178,063
Susser Holdings Corp. (a)(b)............       2,095         26,334
United Natural Foods, Inc. (a)(b).......       7,032        168,205
                                                       ------------
                                                            509,105
                                                       ------------
FOOD PRODUCTS -- 1.0%
Calavo Growers, Inc. (b)................       2,117         40,181
Darling International, Inc. (a).........      14,259        104,804
Diamond Foods, Inc. (b).................       2,909         92,273
Green Mountain Coffee Roasters,
  Inc. (a)(b)...........................       6,855        506,173
J&J Snack Foods Corp. ..................       2,448        105,729
Smart Balance, Inc. (a)(b)..............      11,273         69,216
TreeHouse Foods, Inc. (a)(b)............       5,579        199,003
                                                       ------------
                                                          1,117,379
                                                       ------------
GAS UTILITIES -- 0.0% (C)
Spectra Energy Partners LP (b)..........       2,180         53,018
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
Abaxis, Inc. (a)(b).....................       3,889        104,031
ABIOMED, Inc. (a)(b)....................       5,726         55,599
Accuray, Inc. (a)(b)....................       7,363         47,860
Align Technology, Inc. (a)(b)...........      10,650        151,443
American Medical Systems Holdings,
  Inc. (a)(b)...........................      13,425        227,151
AngioDynamics, Inc. (a)(b)..............       4,420         60,908
Cantel Medical Corp. (a)(b).............       2,534         38,162
Conceptus, Inc. (a)(b)..................       4,435         82,225
CryoLife, Inc. (a)(b)...................       5,822         46,401
Cyberonics, Inc. (a)(b).................       4,068         64,844
DexCom, Inc. (a)(b).....................       8,036         63,725
ev3, Inc. (a)(b)........................      12,035        148,151
Greatbatch, Inc. (a)(b).................       4,146         93,161
Haemonetics Corp. (a)(b)................       4,535        254,504
I-Flow Corp. (a)(b).....................       4,238         48,271
ICU Medical, Inc. (a)(b)................       2,438         89,865
Immucor, Inc. (a).......................      12,434        220,082
Insulet Corp. (a)(b)....................       3,539         39,743
Integra LifeSciences Holdings
  Corp. (a).............................       3,881        132,536
IRIS International, Inc. (a)............       3,243         36,646
Kensey Nash Corp. (a)(b)................       1,685         48,781
MAKO Surgical Corp. (a)(b)..............       3,703         32,438
Masimo Corp. (a)(b).....................       9,305        243,791
Meridian Bioscience, Inc. (b)...........       7,219        180,547
Merit Medical Systems, Inc. (a).........       4,999         86,633
Natus Medical, Inc. (a)(b)..............       5,411         83,492
Neogen Corp. (a)(b).....................       2,575         83,147
NuVasive, Inc. (a)(b)...................       6,524        272,442
OraSure Technologies, Inc. (a)(b).......       7,177         20,813
Orthofix International NV (a)...........       2,802         82,351
Orthovita, Inc. (a)(b)..................      13,620         59,792
Palomar Medical Technologies,
  Inc. (a)(b)...........................       3,321         53,833
Quidel Corp. (a)(b).....................       4,778         77,547
RTI Biologics, Inc. (a)(b)..............       9,880         42,978
Sirona Dental Systems, Inc. (a)(b)......       2,994         89,071
SonoSite, Inc. (a)(b)...................       3,338         88,323
SurModics, Inc. (a)(b)..................       2,845         69,987
Symmetry Medical, Inc. (a)(b)...........       5,456         56,579
Synovis Life Technologies, Inc. (a).....       2,116         29,201
Thoratec Corp. (a)(b)...................      10,047        304,123
TomoTherapy, Inc. (a)(b)................       7,558         32,726

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Trans1, Inc. (a)(b).....................       1,655   $      7,961
Volcano Corp. (a)(b)....................       7,326        123,223
West Pharmaceutical Services, Inc. (b)..       5,968        242,360
Wright Medical Group, Inc. (a)(b).......       6,748        120,519
Zoll Medical Corp. (a)(b)...............       3,741         80,506
                                                       ------------
                                                          4,618,472
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.4%
Air Methods Corp. (a)(b)................       2,006         65,335
Alliance HealthCare Services,
  Inc. (a)(b)...........................       4,815         27,253
Almost Family, Inc. (a)(b)..............       1,341         39,895
Amedisys, Inc. (a)(b)...................       4,938        215,445
AMERIGROUP Corp. (a)....................       9,456        209,639
AMN Healthcare Services, Inc. (a).......       5,413         51,478
AmSurg Corp. (a)........................       5,536        117,529
Assisted Living Concepts, Inc. (Class
  A) (a)(b).............................       1,782         36,923
athenahealth, Inc. (a)..................       5,654        216,944
Bio-Reference Laboratories,
  Inc. (a)(b)...........................       2,122         72,997
Brookdale Senior Living, Inc. ..........       9,720        176,224
CardioNet, Inc. (a)(b)..................       4,325         29,064
Catalyst Health Solutions, Inc. (a).....       6,738        196,413
Centene Corp. (a).......................       8,139        154,153
Chemed Corp. (b)........................       3,973        174,375
Clarient, Inc. (a)......................       8,414         35,423
Corvel Corp. (a)........................       1,369         38,880
Emdeon, Inc. (Class A) (a)(b)...........       4,206         68,137
Emergency Medical Services Corp. (Class
  A) (a)................................       3,554        165,261
Emeritus Corp. (a)(b)...................       3,910         85,824
Genoptix, Inc. (a)(b)...................       3,045        105,905
Health Management Associates, Inc.
  (Class A) (a).........................      44,126        330,504
Healthspring, Inc. (a)(b)...............       9,325        114,231
Healthways, Inc. (a)(b).................       6,010         92,073
HMS Holdings Corp. (a)(b)...............       4,681        178,955
inVentiv Health, Inc. (a)(b)............       5,960         99,711
IPC The Hospitalist Co. (a).............       2,667         83,877
LHC Group, Inc. (a)(b)..................       2,491         74,556
MWI Veterinary Supply, Inc. (a)(b)......       2,050         81,897
Nighthawk Radiology Holdings, Inc. (a)..       3,575         25,847
Odyssey Healthcare, Inc. (a)(b).........       5,510         68,875
MEDNAX, Inc. (a)(b).....................       8,245        452,815
PharMerica Corp. (a)(b).................       5,479        101,745
PSS World Medical, Inc. (a)(b)..........      10,855        236,965
Psychiatric Solutions, Inc. (a)(b)......       9,363        250,554
The Ensign Group, Inc. (b)..............       2,274         31,904
Universal American Financial
  Corp. (a)(b)..........................       7,565         71,262
VCA Antech, Inc. (a)....................      15,150        407,383
Virtual Radiologic Corp. (a)(b).........       1,198         15,610
WellCare Health Plans, Inc. (a)(b)......       7,415        182,780
                                                       ------------
                                                          5,184,641
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.9%
Allscripts-Misys Healthcare Solutions,
  Inc. (b)..............................      10,385        210,504
Computer Programs and Systems,
  Inc. (b)..............................       1,989         82,364
Eclipsys Corp. (a)(b)...................      10,189        196,648
HLTH Corp. (a)(b).......................      16,662        243,432
MedAssets, Inc. (a)(b)..................       6,156        138,941
Medidata Solutions, Inc. (a)(b).........       1,120         16,968
Omnicell, Inc. (a)(b)...................       5,627         62,685
Phase Forward, Inc. (a)(b)..............       7,703        108,150
                                                       ------------
                                                          1,059,692
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Ambassadors Group, Inc. (b).............       3,248         50,831
Bally Technologies, Inc. (a)............       9,758        374,415
BJ's Restaurants, Inc. (a)(b)...........       3,265         48,942
Buffalo Wild Wings, Inc. (a)(b).........       3,189        132,694
California Pizza Kitchen, Inc. (a)(b)...       4,230         66,073
CEC Entertainment, Inc. (a)(b)..........       4,258        110,112
Choice Hotels International, Inc. (b)...       5,336        165,736
Denny's Corp. (a)(b)....................      16,984         45,177
DineEquity, Inc. (b)....................       2,708         67,023
Domino's Pizza, Inc. (a)(b).............       7,386         65,292
Interval Leisure Group, Inc. (a)(b).....       6,655         83,054
Life Time Fitness, Inc. (a)(b)..........       7,601        213,208
Morgans Hotel Group Co. (a)(b)..........       4,975         26,965
P F Chang's China Bistro, Inc. (a)(b)...       3,881        131,838
Panera Bread Co. (Class A) (a)(b).......       5,606        308,330
Papa John's International, Inc. (a)(b)..       3,935         96,683
Peet's Coffee & Tea, Inc. (a)(b)........       2,375         67,046
Red Robin Gourmet Burgers, Inc. (a)(b)..       2,318         47,334
Scientific Games Corp. (Class
  A) (a)(b).............................      12,386        196,070
Shuffle Master, Inc. (a)(b).............       9,702         91,393
Sonic Corp. (a)(b)......................      10,846        119,957
Texas Roadhouse, Inc. (Class A) (a)(b)..       9,262         98,362
The Cheesecake Factory, Inc. (a)(b).....      10,133        187,663
WMS Industries, Inc. (a)(b).............       7,808        347,925
                                                       ------------
                                                          3,142,123
                                                       ------------
HOUSEHOLD DURABLES -- 1.3%
Harman International Industries, Inc. ..      12,342        418,147
iRobot Corp. (a)(b).....................       3,144         38,703
Jarden Corp. (b)........................      15,714        441,092
Meritage Homes Corp. (a)(b).............       5,332        108,239
National Presto Industries, Inc. (b)....         840         72,668
Ryland Group, Inc. (b)..................       7,666        161,523
Tempur-Pedic International, Inc. (a)....      12,631        239,231
                                                       ------------
                                                          1,479,603
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)............       3,191        130,257
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. (b)..............       3,079         82,302
Seaboard Corp. .........................          70         91,001
                                                       ------------
                                                            173,303
                                                       ------------
INSURANCE -- 0.3%
Amtrust Financial Services, Inc. .......       4,292         48,972
Citizens, Inc. (a)(b)...................       5,749         36,449
Crawford & Co. (Class B) (a)(b).........       4,190         18,478
eHealth, Inc. (a)(b)....................       4,266         61,942

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Seabright Insurance Holdings (a)(b).....       4,199   $     47,953
Tower Group, Inc. (b)...................       6,660        162,437
                                                       ------------
                                                            376,231
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.6%
1-800-FLOWERS.COM, Inc. (Class A) (a)...       3,597         12,410
Blue Nile, Inc. (a)(b)..................       2,584        160,518
Gaiam, Inc. (Class A) (a)(b)............       2,345         16,368
HSN, Inc. (a)...........................       6,660        108,425
NutriSystem, Inc. (b)...................       5,160         78,742
Orbitz Worldwide, Inc. (a)..............       6,061         37,457
Overstock.com, Inc. (a)(b)..............       2,568         37,672
PetMed Express, Inc. (b)................       4,154         78,303
Shutterfly, Inc. (a)(b).................       3,311         55,062
Stamps.com, Inc. (a)....................       2,802         25,918
Ticketmaster Entertainment, Inc. (a)....       6,694         78,253
                                                       ------------
                                                            689,128
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Art Technology Group, Inc. (a)..........      23,732         91,605
comScore, Inc. (a)......................       3,972         71,536
Constant Contact, Inc. (a)(b)...........       4,787         92,150
DealerTrack Holdings, Inc. (a)(b).......       6,692        126,546
Dice Holdings, Inc. (a)(b)..............       3,902         25,597
Digital River, Inc. (a)(b)..............       6,850        276,192
DivX, Inc. (a)..........................       5,451         29,762
GSI Commerce, Inc. (a)(b)...............       4,567         88,189
InfoSpace, Inc. (a).....................       5,917         45,798
Internap Network Services Corp. (a)(b)..       8,004         25,693
Internet Brands, Inc. (Class A) (a)(b)..       5,285         42,174
j2 Global Communications, Inc. (a)(b)...       7,878        181,273
Limelight Networks, Inc. (a)(b).........       7,814         31,725
Liquidity Services, Inc. (a)............       2,710         27,967
LogMeIn, Inc. (a)(b)....................       1,218         22,302
LoopNet, Inc. (a)(b)....................       6,133         55,442
Marchex, Inc. (Class B) (b).............       4,668         22,920
ModusLink Global Solutions, Inc. (a)....       8,125         65,731
Move, Inc. (a)(b).......................      27,773         74,987
NIC, Inc. ..............................       9,522         84,651
Omniture, Inc. (a)......................      13,591        291,391
OpenTable, Inc. (a).....................         497         13,697
Perficient, Inc. (a)(b).................       5,323         44,021
Rackspace Hosting, Inc. (a)(b)..........      14,014        239,079
RealNetworks, Inc. (a)(b)...............      15,234         56,670
SAVVIS, Inc. (a)(b).....................       7,016        110,993
Switch & Data Facilities Co.,
  Inc. (a)(b)...........................       3,640         49,540
TechTarget, Inc. (a)(b).................       2,848         16,234
Terremark Worldwide, Inc. (a)(b)........       9,235         57,442
The Knot, Inc. (a)(b)...................       4,928         53,814
ValueClick, Inc. (a)(b).................      15,525        204,775
Vocus, Inc. (a)(b)......................       3,186         66,555
WebMD Health Corp. (Class A) (a)........       1,335         44,215
                                                       ------------
                                                          2,730,666
                                                       ------------
IT SERVICES -- 2.4%
Acxiom Corp. (a)(b).....................      14,131        133,679
Cass Information Systems, Inc. (b)......       1,435         42,849
CyberSource Corp. (a)(b)................      12,433        207,258
Euronet Worldwide, Inc. (a).............       8,541        205,240
ExlService Holdings, Inc. (a)(b)........       2,688         39,944
Forrester Research, Inc. (a)(b).........       2,599         69,237
Gartner, Inc. (a)(b)....................      11,393        208,150
Heartland Payment Systems, Inc. (b).....       4,892         70,983
Integral Systems Inc. (a)(b)............       2,914         20,107
Lionbridge Technologies, Inc. (a)(b)....       8,621         22,415
NCI, Inc. (Class A) (a)(b)..............       1,320         37,831
NeuStar, Inc. (Class A) (a)(b)..........      12,939        292,421
Perot Systems Corp. (Class A) (a).......      15,464        459,281
RightNow Technologies, Inc. (a).........       4,154         59,984
Sapient Corp. (a).......................      16,086        129,331
Syntel, Inc. (b)........................       4,040        192,829
TeleTech Holdings, Inc. (a).............       5,519         94,154
TNS, Inc. (a)...........................       4,522        123,903
VeriFone Holdings, Inc. (a)(b)..........      13,276        210,956
Wright Express Corp. (a)(b).............       6,856        202,321
                                                       ------------
                                                          2,822,873
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Pool Corp. (b)..........................       8,556        190,114
Smith & Wesson Holding Corp. (a)(b).....      10,603         55,454
                                                       ------------
                                                            245,568
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.0%
Affymetrix, Inc. (a)(b).................      12,573        110,391
Bruker Corp. (a)(b).....................       9,233         98,516
Dionex Corp. (a)(b).....................       3,200        207,904
Enzo Biochem, Inc. (a)(b)...............       6,144         43,500
eResearch Technology, Inc. (a)(b).......       8,792         61,544
Kendle International, Inc. (a)(b).......       2,613         43,689
Luminex Corp. (a)(b)....................       7,399        125,783
PAREXEL International Corp. (a).........      10,409        141,458
Sequenom, Inc. (a)(b)...................       9,657         31,192
Varian, Inc. (a)........................       5,142        262,551
                                                       ------------
                                                          1,126,528
                                                       ------------
MACHINERY -- 3.8%
Actuant Corp. (Class A).................      11,738        188,512
Altra Holdings, Inc. (a)................       4,447         49,762
American Railcar Industries, Inc. (b)...       1,384         14,684
Badger Meter, Inc. (b)..................       2,628        101,677
Bucyrus International, Inc. (Class A)...      13,402        477,379
Chart Industries, Inc. (a)..............       5,069        109,440
CLARCOR, Inc. (b).......................       9,107        285,596
Columbus McKinnon Corp. (a)(b)..........       3,314         50,207
Dynamic Materials Corp. (b).............       2,106         42,036
Energy Recovery, Inc. (a)(b)............       5,438         31,649
ESCO Technologies, Inc. (a)(b)..........       4,617        181,910
Force Protection, Inc. (a)..............      12,471         68,092
Gardner Denver, Inc. (a)(b).............       9,281        323,721
Graham Corp. (b)........................       1,680         26,124
John Bean Technologies Corp. (b)........       4,918         89,360
K-Tron International, Inc. (a)(b).......         423         40,274
L.B. Foster Co. (a).....................       1,802         55,105
Lindsay Corp. (b).......................       1,941         76,437
Middleby Corp. (a)(b)...................       3,321        182,688
Nordson Corp. (b).......................       5,574        312,646
RBC Bearings, Inc. (a)(b)...............       3,955         92,270
Sauer-Danfoss, Inc. (b).................       1,964         15,064
Sun Hydraulics Corp. (b)................       2,070         43,594
Terex Corp. (a)(b)......................      19,246        398,970
The Gorman-Rupp Co. (b).................       2,430         60,531
The Greenbrier Cos., Inc. (b)...........       2,802         32,811
The Manitowoc Co., Inc. (b).............      23,332        220,954

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The Toro Co. (b)........................       6,356   $    252,778
Valmont Industries, Inc. (b)............       3,738        318,403
Wabtec Corp. (b)........................       8,708        326,811
                                                       ------------
                                                          4,469,485
                                                       ------------
MARINE -- 0.4%
Excel Maritime Carriers, Ltd. (b).......       8,508         56,578
Kirby Corp. (a)(b)......................       9,593        353,214
TBS International, Ltd. (a)(b)..........       2,669         23,221
                                                       ------------
                                                            433,013
                                                       ------------
MEDIA -- 1.7%
CKX, Inc. (a)(b)........................      11,220         75,286
Crown Media Holdings, Inc. (Class
  A) (a)(b).............................       1,511          2,357
Dolan Media Co. (a)(b)..................       5,289         63,415
Fisher Communications, Inc. (a).........         932         16,944
Knology, Inc. (a)(b)....................       5,283         51,509
Lamar Advertising Co. (Class A) (a)(b)..      10,337        283,647
Liberty Media Corp.-Interactive (Class
  A) (a)(b).............................      15,321        320,515
Live Nation, Inc. (a)(b)................      15,030        123,096
Martha Stewart Living Omnimedia, Inc.
  (Class A) (a)(b)......................       5,519         34,549
Mediacom Communications Corp. (Class A)
  (a) (b)...............................       6,442         37,106
Morningstar, Inc. (a)...................       3,800        184,528
National CineMedia, Inc. (b)............       7,505        127,360
RCN Corp. (a)...........................       6,603         61,408
Sirius XM Radio, Inc. (a)(b)............     691,291        438,970
Valassis Communications, Inc. (a).......       8,504        152,051
Warner Music Group Corp. (a)(b).........       9,754         53,940
                                                       ------------
                                                          2,026,681
                                                       ------------
METALS & MINING -- 1.9%
AK Steel Holding Corp. (b)..............      19,591        386,530
Allied Nevada Gold Corp. (a)(b).........      10,520        102,991
Brush Engineered Materials, Inc. (a)....       3,476         85,023
Century Aluminum Co. (a)(b).............       8,136         76,072
Compass Minerals International,
  Inc. (b)..............................       5,798        357,273
Haynes International, Inc. (a)..........       2,152         68,477
Hecla Mining Co. (a)(b).................      42,007        184,411
Horsehead Holding Corp. (a).............       8,189         95,975
Royal Gold, Inc. .......................       7,282        332,059
RTI International Metals, Inc. (a)......       5,524        137,603
Schnitzer Steel Industries, Inc.
  (Class A).............................       3,742        199,261
Stillwater Mining Co. (a)...............       7,427         49,909
Titanium Metals Corp. (b)...............      15,385        147,542
                                                       ------------
                                                          2,223,126
                                                       ------------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores (a)(b).............       6,727         90,478
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a)(b).............................      10,670        276,673
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 5.8%
Alon USA Energy, Inc. (b)...............       2,517         24,994
Apco Oil and Gas International,
  Inc. (b)..............................       1,586         36,351
Arena Resources, Inc. (a)(b)............       6,886        244,453
Atlas Energy, Inc. .....................      10,149        274,733
ATP Oil & Gas Corp. (a)(b)..............       6,606        118,181
Berry Petroleum Co. (Class A) (b).......       7,091        189,897
Bill Barrett Corp. (a)(b)...............       5,975        195,920
BPZ Resources, Inc. (a)(b)..............      18,421        138,526
Brigham Exploration Co. (a)(b)..........      14,111        128,128
Carrizo Oil & Gas, Inc. (a)(b)..........       4,900        120,001
Cheniere Energy Partners LP.............       2,450         23,888
Cheniere Energy, Inc. (a)(b)............       9,588         28,093
Clean Energy Fuels Corp. (a)(b).........       6,671         96,129
Comstock Resources, Inc. (a)............       8,212        329,137
Contango Oil & Gas Co. (a)(b)...........       2,336        119,276
CVR Energy, Inc. (a)(b).................       9,792        121,812
Delek US Holdings, Inc. (b).............       2,537         21,742
Delta Petroleum Corp. (a)(b)............      32,521         56,912
Duncan Energy Partners LP...............       1,656         33,054
Eagle Rock Energy Partners LP (b).......       7,015         30,165
El Paso Pipeline Partners LP............       3,601         74,649
Enbridge Energy Management LLC (a)(b)...       1,184         53,387
Encore Acquisition Co. (a)..............       9,442        353,131
Frontier Oil Corp. (b)..................      18,524        257,854
Gastar Exploration, Ltd. (a)(b).........       7,624         36,748
GMX Resources, Inc. (a)(b)..............       3,751         58,928
Goodrich Petroleum Corp. (a)(b).........       4,700        121,307
Gulfport Energy Corp. (a)...............       4,368         38,176
Holly Corp. (b).........................       7,450        190,869
International Coal Group, Inc. (a)(b)...      19,406         78,206
Isramco, Inc. (a)(b)....................         186         24,299
Legacy Reserves LP (b)..................       2,164         36,637
Mariner Energy, Inc. (a)(b).............      18,155        257,438
Massey Energy Co. ......................      15,242        425,099
McMoRan Exploration Co. (a)(b)..........      13,836        104,462
Patriot Coal Corp. (a)(b)...............      13,767        161,900
Penn Virginia Corp. (b).................       8,137        186,419
Penn Virginia GP Holdings LP............       1,773         22,748
Petroleum Development Corp. (a)(b)......       3,314         61,839
Petroquest Energy, Inc. (a)(b)..........       9,544         61,941
Quicksilver Gas Services LP.............         567          9,837
Regency Energy Partners LP (b)..........       4,425         86,774
Rentech, Inc. (a)(b)....................      34,308         55,579
Rosetta Resources, Inc. (a).............       9,289        136,455
SandRidge Energy, Inc. (a)(b)...........      26,126        338,593
St. Mary Land & Exploration Co. (b).....      11,103        360,403
Swift Energy Co. (a)....................       6,408        151,741
Targa Resources Partners LP.............       4,663         87,478
Teekay Offshore Partners LP.............       1,904         31,359
Vaalco Energy, Inc. ....................      11,192         51,483
Venoco, Inc. (a)(b).....................       3,591         41,332
W & T Offshore, Inc. (b)................       6,544         76,630
Warren Resources, Inc. (a)(b)...........       9,462         28,008
Western Gas Partners LP (b).............       2,313         40,940
Western Refining, Inc. (a)(b)...........       9,564         61,688
Williams Pipeline Partners LP...........       1,778         34,066
World Fuel Services Corp. (b)...........       5,201        250,012
                                                       ------------
                                                          6,779,807
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.3%
Clearwater Paper Corp. (a)..............       1,960         81,007
Domtar Corp. (a)(b).....................       7,480        263,445
                                                       ------------
                                                            344,452
                                                       ------------

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
PERSONAL PRODUCTS -- 1.0%
Bare Escentuals, Inc. (a)...............      12,098   $    143,845
Chattem, Inc. (a)(b)....................       3,462        229,911
Herbalife, Ltd. (b).....................      11,022        360,860
Inter Parfums, Inc. (b).................       2,375         28,999
NBTY, Inc. (a)..........................      10,070        398,571
USANA Health Sciences, Inc. (a).........       1,406         47,959
                                                       ------------
                                                          1,210,145
                                                       ------------
PHARMACEUTICALS -- 2.2%
Acura Pharmaceuticals, Inc. (a)(b)......       1,801          9,203
Akorn, Inc. (a)(b)......................       8,539         11,698
Ardea Biosciences, Inc. (a).............       2,428         44,481
Auxilium Pharmaceuticals, Inc. (a)(b)...       7,666        262,254
Biodel, Inc. (a)(b).....................       2,353         12,636
Cadence Pharmaceuticals, Inc. (a)(b)....       5,063         55,997
Caraco Pharmaceutical Laboratories,
  Ltd. (a)(b)...........................       1,966         10,007
Cumberland Pharmaceuticals, Inc. (a)....         938         15,186
Cypress Bioscience, Inc. (a)(b).........       6,808         55,621
Durect Corp. (a)(b).....................      14,908         39,804
Impax Laboratories, Inc. (a)(b).........       9,466         82,733
Inspire Pharmaceuticals, Inc. (a)(b)....      10,683         55,765
MAP Pharmaceuticals, Inc. (a)(b)........       2,805         29,340
Nektar Therapeutics (a)(b)..............      16,436        160,087
Optimer Pharmaceuticals, Inc. (a)(b)....       5,203         70,397
Pain Therapeutics, Inc. (a)(b)..........       5,818         29,439
POZEN, Inc. (a)(b)......................       4,841         35,630
Questcor Pharmaceuticals, Inc. (a)(b)...       9,717         53,638
Salix Pharmaceuticals, Ltd. (a)(b)......       8,618        183,219
Sepracor, Inc. (a)......................      19,528        447,191
Sucampo Pharmaceuticals, Inc. (a)(b)....       1,251          7,293
The Medicines Co. (a)(b)................       9,664        106,401
Valeant Pharmaceuticals
  International (a)(b)..................      12,483        350,273
ViroPharma, Inc. (a)(b).................      14,668        141,106
VIVUS, Inc. (a)(b)......................      14,639        152,978
XenoPort, Inc. (a)(b)...................       5,335        113,262
                                                       ------------
                                                          2,535,639
                                                       ------------
PROFESSIONAL SERVICES -- 1.9%
Administaff, Inc. (b)...................       4,028        105,816
Advisory Board Co. (a)..................       2,616         65,766
CBIZ, Inc. (a)(b).......................       8,348         62,276
CoStar Group, Inc. (a)(b)...............       3,790        156,224
CRA International, Inc. (a)(b)..........       1,844         50,323
Exponent, Inc. (a)(b)...................       2,672         75,270
First Advantage Corp. (Class A) (a).....       1,876         34,800
Heidrick & Struggles International,
  Inc. (b)..............................       3,208         74,618
Hill International, Inc. (a)............       5,193         36,870
Huron Consulting Group, Inc. (a)(b).....       3,857         99,626
ICF International, Inc. (a)(b)..........       1,706         51,726
Kforce, Inc. (a)........................       6,128         73,659
Korn/Ferry International (a)............       7,742        112,956
Monster Worldwide, Inc. (a)(b)..........      22,808        398,684
MPS Group, Inc. (a)(b)..................      16,529        173,885
Navigant Consulting, Inc. (a)...........       8,643        116,680
Odyssey Marine Exploration,
  Inc. (a)(b)...........................      10,375         19,298
Resources Connection, Inc. (a)..........       8,019        136,804
Spherion Corp. (a)......................       8,467         52,580
The Corporate Executive Board Co. (b)...       6,123        152,463
TrueBlue, Inc. (a)(b)...................       7,775        109,394
                                                       ------------
                                                          2,159,718
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
Alexander's, Inc. (b)...................         493        145,869
Cedar Shopping Centers, Inc. ...........       7,507         48,420
Corporate Office Properties Trust (b)...      10,284        379,274
Equity Lifestyle Properties, Inc. ......       4,795        205,178
Extra Space Storage, Inc. (b)...........      15,330        161,732
Tanger Factory Outlet Centers,
  Inc. (b)..............................       7,122        265,935
Taubman Centers, Inc. (b)...............       9,449        340,920
                                                       ------------
                                                          1,547,328
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Jones Lang LaSalle, Inc. (b)............       7,292        345,422
Tejon Ranch Co. (a).....................       2,088         53,620
                                                       ------------
                                                            399,042
                                                       ------------
ROAD & RAIL -- 1.1%
AMERCO, Inc. (a)(b).....................       1,026         47,052
Dollar Thrifty Automotive Group,
  Inc. (a)(b)...........................       3,550         87,294
Genesee & Wyoming, Inc. (Class
  A) (a)(b).............................       6,380        193,442
Heartland Express, Inc. (b).............       9,884        142,330
Knight Transportation, Inc. (b).........      10,453        175,401
Landstar Systems, Inc. (b)..............       9,307        354,224
Marten Transport, Ltd. (a)..............       2,717         46,352
Old Dominion Freight Line, Inc. (a)(b)..       5,399        164,292
Patriot Transportation Holding,
  Inc. (a)..............................         280         21,140
YRC Worldwide, Inc. (a)(b)..............      10,566         47,019
                                                       ------------
                                                          1,278,546
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.0%
Advanced Analogic Technologies,
  Inc. (a)..............................       8,291         32,915
Advanced Energy Industries,
  Inc. (a)(b)...........................       5,588         79,573
Amkor Technology, Inc. (a)(b)...........      20,932        144,012
Anadigics, Inc. (a)(b)..................      10,293         48,480
Applied Micro Circuits Corp. (a)........      11,629        116,174
Atheros Communications, Inc. (a)(b).....      11,284        299,365
Atmel Corp. (a)(b)......................      72,034        301,822
ATMI, Inc. (a)..........................       5,666        102,838
Brooks Automation, Inc. (a).............      11,664         90,163
Cabot Microelectronics Corp. (a)........       4,150        144,669
Cavium Networks, Inc. (a)(b)............       6,468        138,868
Cirrus Logic, Inc. (a)(b)...............       9,537         53,026
Cohu, Inc. .............................       4,306         58,389
Cymer, Inc. (a)(b)......................       5,343        207,629
Cypress Semiconductor Corp. (a)(b)......      25,913        267,681
Diodes, Inc. (a)........................       5,776        104,488
Entegris, Inc. (a)......................      22,717        112,449
FEI Co. (a).............................       6,948        171,268
Formfactor, Inc. (a)(b).................       8,756        209,444
Hittite Microwave Corp. (a)(b)..........       3,476        127,847
Integrated Device Technology, Inc. (a)..      29,497        199,400
International Rectifier Corp. (a)(b)....      13,028        253,916
IXYS Corp. .............................       4,186         35,623
Kulicke & Soffa Industries,
  Inc. (a)(b)...........................      12,100         72,963

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Micrel, Inc. ...........................       8,374   $     68,248
Microsemi Corp. (a)(b)..................      14,522        229,302
MKS Instruments, Inc. (a)...............       7,739        149,285
Monolithic Power Systems, Inc. (a)(b)...       6,069        142,318
Netlogic Microsystems, Inc. (a)(b)......       3,302        148,590
Novellus Systems, Inc. (a)(b)...........      17,539        367,968
OmniVision Technologies, Inc. (a).......       8,932        145,413
PMC-Sierra, Inc. (a)(b).................      39,759        380,096
Power Integrations, Inc. (b)............       4,814        160,451
Rambus, Inc. (a)(b).....................      18,845        327,903
RF Micro Devices, Inc. (a)(b)...........      44,768        243,090
Rubicon Technology, Inc. (a)(b).........       2,250         33,390
Semtech Corp. (a)(b)....................      10,803        183,759
Sigma Designs, Inc. (a)(b)..............       4,696         68,233
Silicon Image, Inc. (a)(b)..............      11,974         29,097
Silicon Laboratories, Inc. (a)(b).......       8,026        372,085
Silicon Storage Technology,
  Inc. (a)(b)...........................      14,906         36,073
Skyworks Solutions, Inc. (a)............      29,898        395,849
Standard Microsystems Corp. (a).........       3,910         90,751
Supertex, Inc. (a)(b)...................       2,010         60,300
Teradyne, Inc. (a)(b)...................      31,423        290,663
Tessera Technologies, Inc. (a)..........       9,101        253,827
Trident Microsystems, Inc. (a)..........      10,006         25,916
TriQuint Semiconductor, Inc. (a)........      26,110        201,569
Ultratech, Inc. (a)(b)..................       4,138         54,746
Veeco Instruments, Inc. (a)(b)..........       5,706        133,064
Volterra Semiconductor Corp. (a)(b).....       4,574         84,024
Zoran Corp. (a).........................       9,147        105,373
                                                       ------------
                                                          8,154,385
                                                       ------------
SOFTWARE -- 6.0%
ACI Worldwide, Inc. (a)(b)..............       6,380         96,529
Advent Software, Inc. (a)(b)............       2,541        102,275
ArcSight, Inc. (a)(b)...................       3,301         79,455
Ariba, Inc. (a)(b)......................      15,367        178,257
Blackbaud, Inc. (b).....................       7,835        181,772
Blackboard, Inc. (a)(b).................       5,277        199,365
Bottomline Technologies, Inc. (a).......       4,392         56,657
Cadence Design Systems, Inc. (a)(b).....      47,567        349,142
Commvault Systems, Inc. (a).............       6,997        145,188
Concur Technologies, Inc. (a)(b)........       7,544        299,949
Deltek, Inc. (a)(b).....................       6,095         46,871
DemandTec, Inc. (a)(b)..................       3,525         31,126
Ebix, Inc. (a)(b).......................       1,550         85,808
EPIQ Systems, Inc. (a)(b)...............       5,883         85,304
FalconStor Software, Inc. (a)(b)........       6,299         31,306
Informatica Corp. (a)(b)................      15,632        352,971
Jack Henry & Associates, Inc. (b).......      15,046        353,130
Kenexa Corp. (a)(b).....................       3,213         43,311
Lawson Software, Inc. (a)...............      22,278        139,015
Manhattan Associates, Inc. (a)(b).......       3,999         80,780
Mentor Graphics Corp. (a)...............      17,845        166,137
MICROS Systems, Inc. (a)(b).............      14,447        436,155
MicroStrategy, Inc. (a).................       1,692        121,046
Monotype Imaging Holdings, Inc. (a).....       3,903         32,824
MSC Software Corp. (a)..................       7,562         63,596
Netscout Systems, Inc. (a)(b)...........       4,429         59,836
NetSuite, Inc. (a)......................       4,132         63,220
Parametric Technology Corp. (a)(b)......      20,817        287,691
Pegasystems, Inc. (b)...................       2,641         91,194
Progress Software Corp. (a).............       7,178        162,582
Quality Systems, Inc. (b)...............       3,244        199,733
Quest Software, Inc. (a)................      10,894        183,564
Radiant Systems, Inc. (a)...............       5,568         59,800
Rosetta Stone, Inc. (a)(b)..............       1,117         25,646
Smith Micro Software, Inc. (a)(b).......       5,234         64,692
Solarwinds, Inc. (a)....................       2,200         48,466
Solera Holdings, Inc. (b)...............      12,436        386,884
SonicWALL, Inc. (a).....................       9,650         81,060
Sourcefire, Inc. (a)(b).................       3,554         76,304
SPSS, Inc. (a)(b).......................       3,210        160,339
SuccessFactors, Inc. (a)(b).............       7,495        105,455
Symyx Technologies, Inc. (a)............       5,317         35,199
Synchronoss Technologies, Inc. (a)......       3,062         38,183
Taleo Corp. (Class A) (a)(b)............       5,560        125,878
TeleCommunication Systems, Inc. (Class
  A) (a)(b).............................       6,632         55,444
THQ, Inc. (a)(b)........................      12,012         82,162
TIBCO Software, Inc. (a)................      31,305        297,084
TiVo, Inc. (a)(b).......................      19,345        200,414
Tyler Technologies, Inc. (a)(b).........       6,342        108,385
Ultimate Software Group, Inc. (a)(b)....       4,243        121,859
Vasco Data Security
  International (a)(b)..................       4,591         34,065
Websense, Inc. (a)(b)...................       7,388        124,118
                                                       ------------
                                                          7,037,226
                                                       ------------
SPECIALTY RETAIL -- 3.7%
Aaron's, Inc. (b).......................       8,802        232,373
Aeropostale, Inc. (a)(b)................      12,026        522,770
AnnTaylor Stores Corp. (a)(b)...........      10,505        166,924
Bebe Stores, Inc. ......................       5,339         39,295
Cabela's, Inc. (a)(b)...................       7,397         98,676
Charming Shoppes, Inc. (a)(b)...........      17,572         86,279
Chico's FAS, Inc. (a)(b)................      31,572        410,436
Citi Trends, Inc. (a)(b)................       2,528         71,972
Coldwater Creek, Inc. (a)(b)............      10,535         86,387
Dick's Sporting Goods, Inc. (a)(b)......      15,083        337,859
DSW, Inc. (Class A) (a)(b)..............       2,669         42,624
Gymboree Corp. (a)(b)...................       5,141        248,722
hhgregg, Inc. (a)(b)....................       3,448         58,409
Hibbett Sports, Inc. (a)(b).............       5,300         96,619
J. Crew Group, Inc. (a)(b)..............       9,246        331,192
Jos. A. Bank Clothiers, Inc. (a)........       3,372        150,964
Lumber Liquidators, Inc. (a)(b).........       2,721         59,019
Monro Muffler Brake, Inc. (b)...........       3,461        110,025
New York & Co., Inc. (a)(b).............       4,697         24,049
Office Depot, Inc. (a)(b)...............      48,876        323,559
Pacific Sunwear of California,
  Inc. (a)(b)...........................      11,589         59,683
Systemax, Inc. (a)(b)...................         859         10,420
The Talbots, Inc. (b)...................       4,114         37,972
The Dress Barn, Inc. (a)(b).............       7,711        138,258
The Wet Seal, Inc. (Class A) (a)(b).....      16,941         64,037
Tractor Supply Co. (a)(b)...............       6,475        313,520
Ulta Salon Cosmetics & Fragrance, Inc.
  (a) (b)...............................       6,165        101,784
Zumiez, Inc. (a)(b).....................       3,681         60,405
                                                       ------------
                                                          4,284,232
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
American Apparel, Inc. (a)(b)...........       5,493         19,280
Carter's, Inc. (a)......................      10,176        271,699
Crocs, Inc. (a)(b)......................      14,000         93,100
Deckers Outdoor Corp. (a)(b)............       2,408        204,319
FGX International Holdings,
  Ltd. (a)(b)...........................       2,864         39,953

SPDR DOW JONES SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Fossil, Inc. (a)(b).....................       8,454   $    240,516
Iconix Brand Group, Inc. (a)(b).........      12,699        158,357
K-Swiss, Inc. (Class A) (b).............       4,250         37,357
Maidenform Brands, Inc. (a).............       3,057         49,095
Quiksilver, Inc. (a)(b).................      23,117         63,572
Steven Madden, Ltd. (a).................       2,933        107,964
True Religion Apparel, Inc. (a)(b)......       4,533        117,541
Under Armour, Inc. (Class A) (a)(b).....       6,886        191,637
Volcom, Inc. (a)(b).....................       2,712         44,694
                                                       ------------
                                                          1,639,084
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
Beneficial Mutual Bancorp, Inc. (a)(b)..       6,236         56,935
Fannie Mae (a)(b).......................     196,876        299,251
Freddie Mac (a)(b)......................     114,896        206,813
New Alliance Bancshares, Inc. (b).......      17,861        191,113
Ocwen Financial Corp. (a)(b)............      12,623        142,892
Oritani Financial Corp. (b).............       2,027         27,648
ViewPoint Financial Group (b)...........       1,938         27,210
Waterstone Financial, Inc. (a)(b).......       1,547          7,828
                                                       ------------
                                                            959,690
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Beacon Roofing Supply, Inc. (a)(b)......       8,051        128,655
H&E Equipment Services, Inc. (a)(b).....       5,033         57,024
Interline Brands, Inc. (a)(b)...........       5,781         97,410
RSC Holdings, Inc. (a)(b)...............       8,060         58,596
Rush Enterprises, Inc. (Class
  A) (a)(b).............................       5,874         75,892
Titan Machinery, Inc. (a)(b)............       2,854         35,732
United Rentals, Inc. (a)(b).............      10,656        109,757
WESCO International, Inc. (a)(b)........       7,518        216,518
                                                       ------------
                                                            779,584
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Centennial Communications Corp. (a)(b)..      12,051         96,167
ICO Global Communications Holdings,
  Ltd. (a)..............................      18,522         15,929
iPCS, Inc. (a)..........................       2,597         45,188
Leap Wireless International, Inc. (a)...      10,938        213,838
Shenandoah Telecommunications Co. (b)...       4,421         79,357
Syniverse Holdings, Inc. (a)............      12,296        215,180
                                                       ------------
                                                            665,659
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $123,650,198)...................                116,249,419
                                                       ------------
WARRANTS -- 0.0% (C)
COMMUNICATIONS EQUIPMENT -- 0.0% (C)
Pegasus Wireless Corp. (expiring
  12/18/09) (a)(d)
  (Cost $0).............................         569              0
                                                       ------------
SHORT TERM INVESTMENTS -- 29.5%
MONEY MARKET FUNDS -- 29.5%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  33,936,085     33,936,085
STIC Prime Portfolio....................     588,009        588,009
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $34,524,094)....................                 34,524,094
                                                       ------------
TOTAL INVESTMENTS -- 129.0% (G)
  (Cost $158,174,292)...................                150,773,513
OTHER ASSETS AND
  LIABILITIES -- (29.0)%................                (33,939,139)
                                                       ------------
NET ASSETS -- 100.0%....................               $116,834,374
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with the procedures approved by the Board of Trustees. Pegasus Wireless Corp.'s value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
(e)  Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.8%
Applied Signal Technology, Inc. ........       2,043   $     47,541
Cubic Corp. ............................       2,571        101,477
Curtiss-Wright Corp. (a)................       7,379        251,845
Ducommun, Inc. .........................       1,565         29,594
Esterline Technologies Corp. (b)........       4,812        188,678
GenCorp, Inc. (a)(b)....................       8,830         47,329
Triumph Group, Inc. (a).................       2,728        130,917
                                                       ------------
                                                            797,381
                                                       ------------
AIR FREIGHT & LOGISTICS -- 0.1%
Atlas Air Worldwide Holdings, Inc. (b)..       2,060         65,858
Pacer International, Inc. ..............       5,424         20,937
                                                       ------------
                                                             86,795
                                                       ------------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (a)(b)...........       5,945        159,267
Republic Airways Holdings, Inc. (a)(b)..       5,458         50,923
                                                       ------------
                                                            210,190
                                                       ------------
AUTO COMPONENTS -- 0.9%
Cooper Tire & Rubber Co. ...............       9,390        165,076
Dana Holding Corp. (a)(b)...............      15,862        108,020
Federal-Mogul Corp. (Class A) (a)(b)....       3,961         47,809
Gentex Corp. ...........................      22,437        317,484
Superior Industries International,
  Inc. (a)..............................       3,335         47,357
TRW Automotive Holdings Corp. (a)(b)....      11,070        185,423
                                                       ------------
                                                            871,169
                                                       ------------
AUTOMOBILES -- 0.1%
Winnebago Industries, Inc. (a)(b).......       5,037         74,094
                                                       ------------
BEVERAGES -- 0.0 % (C)
Coca-Cola Hellenic Bottling Co. SA (a)..         590         28,574
National Beverage Corp. (a)(b)..........       1,531         17,622
                                                       ------------
                                                             46,196
                                                       ------------
BIOTECHNOLOGY -- 0.8%
ArQule, Inc. (a)(b).....................       4,666         21,184
Cell Therapeutics, Inc. (a)(b)..........      73,338         90,206
Clinical Data, Inc. (a)(b)..............       2,265         37,757
Idenix Pharmaceuticals, Inc. (b)........       5,047         15,595
Immunomedics, Inc. (a)(b)...............      10,713         59,136
Ligand Pharmaceuticals, Inc. (Class B)
  (a) (b)...............................      16,584         38,309
Nabi Biopharmaceuticals (a)(b)..........       8,074         28,986
Neurocrine Biosciences, Inc. (a)(b).....       6,181         18,852
Novavax, Inc. (a)(b)....................      11,743         46,502
PDL BioPharma, Inc. (a).................      19,452        153,282
Rigel Pharmaceuticals, Inc. (a)(b)......       7,869         64,526
Savient Pharmaceuticals, Inc. (a)(b)....       9,681        147,151
StemCells, Inc. (a)(b)..................      16,042         26,148
Vanda Pharmaceuticals, Inc. (b).........       3,604         41,951
                                                       ------------
                                                            789,585
                                                       ------------
BUILDING PRODUCTS -- 0.9%
American Woodmark Corp. (a).............       1,750         33,845
Ameron International Corp. .............       1,400         97,972
Apogee Enterprises, Inc. (a)............       4,506         67,680
Armstrong World Industries,
  Inc. (a)(b)...........................       2,837         97,763
Builders FirstSource, Inc. (a)(b).......       2,596         11,319
Gibraltar Industries, Inc. (a)..........       4,130         54,805
Griffon Corp. (a)(b)....................       7,707         77,609
Lennox International, Inc. .............       8,475        306,117
Universal Forest Products, Inc. (a).....       3,128        123,431
                                                       ------------
                                                            870,541
                                                       ------------
CAPITAL MARKETS -- 2.4%
BGC Partners, Inc. (Class A) (a)........       5,601         23,972
Broadpoint Gleacher Securities,
  Inc. (a)(b)...........................      10,674         89,021
Calamos Asset Management, Inc.
  (Class A).............................       3,090         40,355
E*TRADE Financial Corp. (b).............     181,968        318,444
Evercore Partners, Inc. (Class A) (a)...       2,473         72,261
FBR Capital Markets Corp. (a)(b)........       6,041         35,823
Fortress Investment Group LLC (Class
  A) (b)................................       6,527         33,940
GAMCO Investors, Inc. (Class A) (a).....         559         25,546
GLG Partners, Inc. (a)..................      27,060        109,052
Investment Technology Group, Inc. (b)...       6,946        193,932
Janus Capital Group, Inc. (a)...........      28,783        408,143
LaBranche & Cos., Inc. (a)(b)...........       8,809         29,951
Piper Jaffray Co., Inc. (a)(b)..........       3,142        149,936
SWS Group, Inc. (a).....................       4,228         60,883
Teton Advisors, Inc. (Class
  B) (a)(b)(c)..........................          10             23
The Blackstone Group LP.................      13,227        187,824
Thomas Weisel Partners Group,
  Inc. (a)(b)...........................       3,270         17,462
W.P. Carey & Co. LLC (a)................       2,309         65,368
Waddell & Reed Financial, Inc.
  (Class A).............................      13,984        397,845
                                                       ------------
                                                          2,259,781
                                                       ------------
CHEMICALS -- 3.5%
A. Schulman, Inc. ......................       3,676         73,263
Arch Chemicals, Inc. (a)................       3,929        117,831
Ashland, Inc. (a).......................      10,666        460,985
Cabot Corp. ............................       8,230        190,195
Cytec Industries, Inc. (a)..............       7,912        256,903
Ferro Corp. (a).........................       7,114         63,315
H.B. Fuller Co. ........................       7,890        164,901
Huntsman Corp. (a)......................      26,658        242,854
Innophos Holdings, Inc. ................       2,866         53,021
Koppers Holdings, Inc. .................       3,203         94,969
Kronos Worldwide, Inc. (a)..............         461          4,753
Minerals Technologies, Inc. ............       3,032        144,202
NL Industries, Inc. (a).................       1,030          6,901
Olin Corp. (a)..........................      11,185        195,066
OM Group, Inc. (a)(b)...................       4,885        148,455
RPM International, Inc. ................      20,649        381,800
Sensient Technologies Corp. (a).........       7,905        219,522
Solutia, Inc. (b).......................      19,373        224,339
Spartech Corp. .........................       4,796         51,653
Stepan Co. .............................       1,377         82,730
Valhi, Inc. (a).........................       2,195         26,603
Westlake Chemical Corp. (a).............       3,168         81,418
Zep, Inc. (a)...........................       3,390         55,087
                                                       ------------
                                                          3,340,766
                                                       ------------

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMERCIAL BANKS -- 10.4%
1st Source Corp. (a)....................       2,158   $     35,175
Arrow Financial Corp. (a)...............       1,731         47,238
Associated Ban-Corp. (a)................      19,373        221,240
Bancfirst Corp. (a).....................       1,117         41,251
BancorpSouth, Inc. (a)..................      12,442        303,709
Bank of Hawaii Corp. (a)................       7,764        322,517
Bank of the Ozarks, Inc. (a)............       1,958         51,946
Boston Private Financial Holdings,
  Inc. (a)..............................      10,782         70,191
Camden National Corp. (a)...............       1,096         36,212
Capital City Bank Group, Inc. (a).......       1,799         25,546
CapitalSource, Inc. (a).................      42,433        184,159
Capitol Bancorp, Ltd. (a)...............       2,202          5,747
Cathay General Bancorp (a)..............       7,724         62,487
Chemical Financial Corp. (a)............       3,425         74,631
City Holding Co. (a)....................       2,559         76,284
CoBiz Financial, Inc. ..................       3,195         15,911
Columbia Banking System, Inc. (a).......       4,301         71,182
Community Bank System, Inc. (a).........       5,358         97,891
Community Trust Bancorp, Inc. (a).......       2,132         55,794
CVB Financial Corp. (a).................      14,962        113,562
F.N.B. Corp. (a)........................      18,112        128,776
First Bancorp- North Carolina (a).......       2,616         47,219
First BanCorp- Puerto Rico (a)..........      12,057         36,774
First Busey Corp. (a)...................       4,326         20,332
First Commonwealth Financial Corp. (a)..      12,148         69,001
First Community Bancshares, Inc. (a)....       2,103         26,540
First Financial Bancorp (a).............       8,177         98,533
First Financial Bankshares, Inc. (a)....       3,358        166,087
First Financial Corp. (a)...............       1,741         53,344
First Horizon National Corp. (b)........         502          6,637
First Merchants Corp. (a)...............       3,361         23,426
First Midwest Bancorp, Inc. (a).........       7,607         85,731
FirstMerit Corp. (a)....................      13,937        265,221
Fulton Financial Corp. (a)..............      28,573        210,297
Glacier Bancorp, Inc. (a)...............      10,048        150,117
Great Southern Bancorp, Inc. (a)........       1,544         36,608
Guaranty Bancorp (a)(b).................       8,017         11,865
Hampton Roads Bankshares, Inc. (a)......       3,384          9,746
Hancock Holding Co. (a).................       4,279        160,762
Harleysville National Corp. (a).........       6,678         35,594
Heartland Financial USA, Inc. (a).......       2,292         33,807
Home Bancshares, Inc. (a)...............       3,255         71,350
Huntington Bancshares, Inc. (a).........      91,147        429,302
IBERIABANK Corp. (a)....................       3,208        146,156
Independent Bank Corp.-
  Massachusetts (a).....................       3,406         75,375
International Bancshares Corp. (a)......       8,531        139,141
Investors Bancorp, Inc. (b).............       7,009         74,365
Lakeland Financial Corp. (a)............       1,688         34,857
Marshall & Ilsley Corp. (a).............      58,606        472,950
MB Financial, Inc. (a)..................       7,634        160,085
National Penn Bancshares, Inc. (a)......      19,457        118,882
NBT Bancorp, Inc. (a)...................       5,603        126,292
Northfield Bancorp, Inc. (a)............       3,138         40,166
Old National Bancorp (a)................      10,799        120,949
Oriental Financial Group, Inc. (a)......       3,992         50,698
Pacific Capital Bancorp (a).............       7,242         10,428
PacWest Bancorp (a).....................       4,059         77,324
Park National Corp. (a).................       1,810        105,595
Popular, Inc. (a).......................      41,040        116,143
Prosperity Bancshares, Inc. (a).........       7,518        261,551
Renasant Corp. (a)......................       3,268         48,530
Republic Bancorp, Inc.- Kentucky (a)....       1,778         35,489
S&T Bancorp, Inc. (a)...................       4,278         55,443
S.Y. Bancorp, Inc. (a)..................       1,881         43,432
Sandy Spring Bancorp, Inc. (a)..........       2,596         42,263
Santander Bancorp (a)(b)................         791          7,712
SCBT Financial Corp. (a)................       1,914         53,783
Simmons First National Corp. (a)........       2,006         57,793
South Financial Group, Inc. ............      27,014         39,711
Southside Bancshares, Inc. .............       2,456         55,309
StellarOne Corp. (a)....................       3,494         51,536
Sterling Bancorp (a)....................       2,899         20,931
Sterling Bancshares, Inc. (a)...........      13,099         95,754
Suffolk Bancorp (a).....................       1,466         43,408
Sun Bancorp, Inc. (a)(b)................       2,879         15,201
Susquehanna Bancshares, Inc. (a)........      14,612         86,065
Synovus Financial Corp. (a).............      67,861        254,479
TCF Financial Corp. (a).................      19,625        255,910
Tompkins Trustco, Inc. (a)..............       1,203         52,571
TowneBank (a)...........................       4,017         51,217
Trico Bancshares (a)....................       2,297         37,671
Trustmark Corp. (a).....................       8,214        156,477
UMB Financial Corp. (a).................       5,448        220,317
Umpqua Holdings Corp. (a)...............      13,159        139,485
Union Bankshares Corp. .................       2,858         35,582
United Bankshares, Inc. (a).............       7,019        137,502
United Community Banks, Inc. (a)(b).....       8,023         40,113
Univest Corp. of Pennsylvania (a).......       2,569         55,670
Valley National Bancorp (a).............      23,046        283,235
Washington Trust Bancorp, Inc. (a)......       2,201         38,562
Webster Financial Corp. (a).............      10,821        134,938
WesBanco, Inc. (a)......................       3,863         59,722
Westamerica Bancorp (a).................       4,709        244,868
Whitney Holding Corp. (a)...............      10,683        101,916
Wilmington Trust Corp. (a)..............      11,277        160,133
Wintrust Financial Corp. (a)............       3,729        104,263
Zions Bancorp (a).......................      20,548        369,248
                                                       ------------
                                                          9,906,938
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
ABM Industries, Inc. (a)................       6,886        144,881
ACCO Brands Corp. (b)...................       8,607         62,143
APAC Customer Services, Inc. (a)(b).....       4,842         28,616
ATC Technology Corp. (b)................       3,140         62,046
Bowne & Co., Inc. ......................       5,813         44,760
Consolidated Graphics, Inc. (a)(b)......       1,550         38,672
Cornell Companies, Inc. (b).............       1,806         40,527
Courier Corp. (a).......................       1,577         23,892
Deluxe Corp. (a)........................       8,406        143,743
Ennis, Inc. (a).........................       4,049         65,310
G & K Services, Inc. (Class A)..........       3,040         67,366
Healthcare Services Group, Inc. ........       6,180        113,465
Herman Miller, Inc. (a).................       9,123        154,270
HNI Corp. (a)...........................       5,909        139,452
Kimball International, Inc. (Class B)...       4,071         31,062
McGrath Rentcorp (a)....................       3,841         81,698
Mine Safety Appliances Co. (a)..........       5,029        138,348
Steelcase, Inc. (Class A) (a)...........       9,874         61,318
The Brink's Co. ........................       7,457        200,668
The Standard Register Co. (a)...........       2,415         14,200

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
United Stationers, Inc. (b).............       3,816   $    181,680
Viad Corp. (a)..........................       3,165         63,015
                                                       ------------
                                                          1,901,132
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 0.9%
3Com Corp. (a)(b).......................      63,017        329,579
Avocent Corp. (a)(b)....................       7,286        147,687
Black Box Corp. (a).....................       2,898         72,711
EMS Technologies, Inc. (b)..............       2,402         50,010
Emulex Corp. (b)........................      13,080        134,593
Extreme Networks, Inc. (a)(b)...........      14,009         39,225
UTStarcom, Inc. (b).....................      18,024         37,670
                                                       ------------
                                                            811,475
                                                       ------------
COMPUTERS & PERIPHERALS -- 0.9%
Adaptec, Inc. (a)(b)....................      16,055         53,624
Avid Technology, Inc. (a)(b)............       4,539         63,954
Diebold, Inc. ..........................      10,502        345,831
Electronics for Imaging, Inc. (b).......       7,769         87,557
Hutchinson Technology, Inc. (b).........       3,351         23,792
Imation Corp. (a).......................       4,944         45,831
Lexmark International, Inc. (Class
  A) (a)(b).............................      12,763        274,915
                                                       ------------
                                                            895,504
                                                       ------------
CONSTRUCTION & ENGINEERING -- 0.8%
Comfort Systems USA, Inc. (a)...........       6,106         70,768
EMCOR Group, Inc. (b)...................      10,607        268,569
Granite Construction, Inc. (a)..........       5,488        169,799
Insituform Technologies, Inc. (a)(b)....       6,116        117,060
Michael Baker Corp. (b).................       1,208         43,899
Northwest Pipe Co. (a)(b)...............       1,405         47,110
Tutor Perini Corp. (b)..................       4,326         92,144
                                                       ------------
                                                            809,349
                                                       ------------
CONSTRUCTION MATERIALS -- 0.2%
Headwaters, Inc. (a)(b).................       8,055         31,173
Texas Industries, Inc. (a)..............       3,741        157,084
                                                       ------------
                                                            188,257
                                                       ------------
CONSUMER FINANCE -- 0.5%
Advance America Cash Advance Centers,
  Inc. (a)..............................       7,820         43,792
Cash America International, Inc. (a)....       4,737        142,868
CompuCredit Holdings Corp. (a)(b).......       4,945         23,291
Dollar Financial Corp. (a)(b)...........       3,828         61,325
Nelnet, Inc. (Class A) (b)..............       4,533         56,390
The First Marblehead Corp. (b)..........       9,995         21,989
The Student Loan Corp. (a)..............         666         30,902
World Acceptance Corp. (a)(b)...........       2,284         57,580
                                                       ------------
                                                            438,137
                                                       ------------
CONTAINERS & PACKAGING -- 1.2%
Greif, Inc. (Class A) (a)...............       5,485        301,949
Myers Industries, Inc. (a)..............       4,901         52,784
Packaging Corp. of America..............      16,410        334,764
Silgan Holdings, Inc. (a)...............       4,072        214,716
Temple-Inland, Inc. (a).................      17,321        284,411
                                                       ------------
                                                          1,188,624
                                                       ------------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)(b).........       2,633         18,036
Core-Mark Holding Co., Inc. (a)(b)......       1,565         44,759
                                                       ------------
                                                             62,795
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Hillenbrand, Inc. ......................      10,086        205,452
Jackson Hewitt Tax Service, Inc. (a)....       3,992         20,359
Pre-Paid Legal Services, Inc. (a)(b)....       1,235         62,738
Regis Corp. (a).........................       8,830        136,865
Service Corp. International (a).........      40,905        286,744
Stewart Enterprises, Inc. (Class
  A) (a)................................      13,267         69,387
StoneMor Partners LP....................       1,063         18,241
                                                       ------------
                                                            799,786
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Asset Acceptance Capital Corp. (a)(b)...       1,751         12,695
CIT Group, Inc. (a).....................      61,706         74,664
Encore Capital Group, Inc. (b)..........       2,164         29,106
Financial Federal Corp. (a).............       4,229        104,372
KKR Financial Holdings LLC (a)(b).......      12,852         59,376
Life Partners Holdings, Inc. (a)........       1,031         18,455
PHH Corp. (a)(b)........................       8,788        174,354
                                                       ------------
                                                            473,022
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Alaska Communications Systems Group,
  Inc. (a)..............................       7,004         64,787
Atlantic Tele-Network, Inc. (a).........       1,488         79,489
Cincinnati Bell, Inc. (a)(b)............      34,115        119,402
Cogent Communications Group,
  Inc. (a)(b)...........................       7,152         80,818
Consolidated Communications Holdings,
  Inc. (a)..............................       3,713         59,445
Iowa Telecommunications Services,
  Inc. (a)..............................       5,291         66,667
SureWest Communications (a)(b)..........       2,532         31,447
                                                       ------------
                                                            502,055
                                                       ------------
ELECTRIC UTILITIES -- 2.5%
ALLETE, Inc. (a)........................       4,582        153,818
Brookfield Infrastructure Partners LP...       1,604         26,402
Central Vermont Public Service Corp. ...       1,570         30,301
Cleco Corp. (a).........................       9,807        245,960
El Paso Electric Co. (b)................       7,160        126,517
Empire District Electric Co. (a)........       5,397         97,632
Great Plains Energy, Inc. (a)...........      21,982        394,577
Hawaiian Electric Industries, Inc. (a)..      14,896        269,915
IDACORP, Inc. (a).......................       7,720        222,259
MGE Energy, Inc. .......................       3,710        135,341
PNM Resources, Inc. (a).................      12,823        149,773
Portland General Electric Co. ..........      12,256        241,688
UIL Holdings Corp. (a)..................       4,750        125,352
Unisource Energy Corp. (a)..............       5,794        178,165
                                                       ------------
                                                          2,397,700
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.5%
A.O. Smith Corp. (a)....................       4,004        152,552
Acuity Brands, Inc. (a).................       7,016        225,985
Advanced Battery Technologies,
  Inc. (a)(b)...........................       7,724         33,522
Belden CDT, Inc. .......................       7,597        175,491
Brady Corp. (Class A)...................       7,699        221,115
Franklin Electric Co., Inc. (a).........       3,080         88,304
GrafTech International, Ltd. (b)........      19,511        286,812
Thomas & Betts Corp. (a)(b).............       8,672        260,854
                                                       ------------
                                                          1,444,635
                                                       ------------

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.6%
Agilysys, Inc. (a)......................       2,280   $     15,025
Anixter International, Inc. (a)(b)......       4,957        198,826
AVX Corp. ..............................       8,375         99,914
Checkpoint Systems, Inc. (b)............       6,123        100,662
Coherent, Inc. (a)(b)...................       3,741         87,240
Electro Rent Corp. .....................       2,887         33,258
Littelfuse, Inc. (a)(b).................       3,559         93,388
Methode Electronics, Inc. (Class A).....       6,192         53,685
Park Electrochemical Corp. .............       2,874         70,844
Smart Modular Technologies (WWH),
  Inc. (b)..............................       6,076         28,922
SYNNEX Corp. (a)(b).....................       3,263         99,456
Tech Data Corp. (a)(b)..................       8,047        334,836
Technitrol, Inc. .......................       6,144         56,586
Vishay Intertechnology, Inc. (b)........      27,758        219,288
                                                       ------------
                                                          1,491,930
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 0.4%
Bristow Group, Inc. (a)(b)..............       4,390        130,339
Gulf Island Fabrication, Inc. ..........       1,927         36,112
Gulfmark Offshore, Inc. (a)(b)..........       4,088        133,841
PHI, Inc. (a)(b)........................       2,210         44,819
                                                       ------------
                                                            345,111
                                                       ------------
FOOD & STAPLES RETAILING -- 1.3%
BJ's Wholesale Club, Inc. (a)(b)........       8,894        322,141
Casey's General Stores, Inc. (a)........       8,296        260,328
Ingles Markets, Inc. (a)................       1,878         29,729
Nash Finch Co. (a)......................       2,024         55,336
PriceSmart, Inc. (a)....................       2,267         42,506
Ruddick Corp. (a).......................       6,876        183,039
Spartan Stores, Inc. (a)................       3,501         49,469
The Andersons, Inc. (a).................       2,856        100,531
Village Super Market, Inc. (Class
  A) (a)................................         730         21,513
Weis Markets, Inc. (a)..................       1,790         57,191
Winn-Dixie Stores, Inc. (a)(b)..........       8,613        113,003
                                                       ------------
                                                          1,234,786
                                                       ------------
FOOD PRODUCTS -- 1.9%
Alico, Inc. (a).........................         507         14,901
American Italian Pasta Co. (a)(b).......       3,296         89,585
B&G Foods, Inc. (a).....................       6,421         52,588
Cal-Maine Foods, Inc. (a)...............       2,048         54,825
Chiquita Brands International,
  Inc. (a)(b)...........................       6,993        113,007
Corn Products International, Inc. ......      12,041        343,409
Del Monte Foods Co. ....................      32,413        375,343
Farmer Brothers Co. (a).................         916         18,961
Fresh Del Monte Produce, Inc. (b).......       6,845        154,765
Hain Celestial Group, Inc. (a)(b).......       6,384        122,381
Lancaster Colony Corp. (a)..............       3,295        168,935
Lance, Inc. ............................       5,071        130,933
Sanderson Farms, Inc. (a)...............       2,925        110,097
Tootsie Roll Industries, Inc. (a).......       3,578         85,085
                                                       ------------
                                                          1,834,815
                                                       ------------
GAS UTILITIES -- 1.8%
Amerigas Partners LP (a)................       2,589         93,308
Chesapeake Utilities Corp. (a)..........       1,081         33,500
Ferrellgas Partners LP (a)..............       3,410         67,927
Laclede Group, Inc. ....................       3,264        104,970
New Jersey Resources Corp. (a)..........       6,893        250,285
Nicor, Inc. (a).........................       7,326        268,058
Northwest Natural Gas Co. (a)...........       4,292        178,805
South Jersey Industries, Inc. (a).......       4,760        168,028
Southwest Gas Corp. ....................       7,288        186,427
Star Gas Partners LP....................       5,125         18,604
Suburban Propane Partners LP............       2,859        119,563
WGL Holdings, Inc. (a)..................       8,197        271,649
                                                       ------------
                                                          1,761,124
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Analogic Corp. (a)......................       2,045         75,706
CONMED Corp. (a)(b).....................       4,768         91,403
Hill-Rom Holdings, Inc. (a).............      10,209        222,352
Invacare Corp. (a)......................       5,246        116,881
STERIS Corp. (a)........................       8,789        267,625
The Cooper Cos., Inc. (a)...............       7,362        218,872
                                                       ------------
                                                            992,839
                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Cross Country Healthcare, Inc. (a)(b)...       4,456         41,485
Gentiva Health Services, Inc. (b).......       4,634        115,896
Hanger Orthopedic Group, Inc. (a)(b)....       5,065         70,252
Health Net, Inc. (a)(b).................      16,880        259,952
Healthsouth Corp. (a)(b)................      14,220        222,401
Kindred Healthcare, Inc. (a)(b).........       6,200        100,626
Landauer, Inc. (a)......................       1,494         82,140
LifePoint Hospitals, Inc. (a)(b)........       8,658        234,285
Magellan Health Services, Inc. (b)......       5,760        178,906
Medcath Corp. (b).......................       2,555         22,407
Molina Healthcare, Inc. (b).............       2,060         42,621
National Healthcare Corp. (a)...........       1,559         58,135
Owens & Minor, Inc. (a).................       6,750        305,438
RehabCare Group, Inc. (b)...............       3,020         65,504
Res-Care, Inc. (b)......................       3,972         56,442
Skilled Healthcare Group, Inc. (Class
  A) (a)(b).............................       3,626         29,117
Sun Healthcare Group, Inc. (a)(b).......       6,901         59,625
Tenet Healthcare Corp. (a)(b)...........      76,865        451,966
Triple-S Management Corp. (Class
  B) (b)................................       3,195         53,580
                                                       ------------
                                                          2,450,778
                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.0 % (C)
MedQuist, Inc. .........................       1,442          9,171
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
AFC Enterprises, Inc. (b)...............       3,864         32,535
Ameristar Casinos, Inc. (a).............       4,033         63,641
Bob Evans Farms, Inc. ..................       5,073        147,421
Boyd Gaming Corp. (a)(b)................       9,288        101,518
Brinker International, Inc. ............      16,484        259,293
Cedar Fair LP (a).......................       4,118         43,362
Churchill Downs, Inc. (a)...............       1,608         61,908
CKE Restaurants, Inc. ..................       8,034         84,277
Cracker Barrel Old Country
  Store, Inc. ..........................       3,595        123,668
Gaylord Entertainment Co. (a)(b)........       4,776         95,998
International Speedway Corp. (Class
  A) (a)................................       4,448        122,631
Isle of Capri Casinos, Inc. (a)(b)......       2,692         31,739
Jack in the Box, Inc. (a)(b)............       9,194        188,385
Krispy Kreme Doughnuts, Inc. (a)(b).....       9,201         32,848
Landry's Restaurants, Inc. (a)(b).......       1,613         16,936

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Marcus Corp. ...........................       3,346   $     42,795
Orient-Express Hotels, Ltd. (Class
  A) (a)................................      12,556        144,520
Pinnacle Entertainment, Inc. (a)(b).....       9,520         97,009
Ruby Tuesday, Inc. (a)(b)...............       9,704         81,708
Speedway Motorsports, Inc. .............       1,973         28,391
The Steak n Shake Co. (a)(b)............       4,222         49,693
Vail Resorts, Inc. (a)(b)...............       4,683        157,068
                                                       ------------
                                                          2,007,344
                                                       ------------
HOUSEHOLD DURABLES -- 1.9%
American Greetings Corp. (Class A) (a)..       5,826        129,920
Blyth, Inc. ............................         976         37,800
Brookfield Homes Corp. (a)(b)...........       1,424          9,512
CSS Industries, Inc. ...................       1,545         30,545
Ethan Allen Interiors, Inc. (a).........       4,371         72,121
Furniture Brands International,
  Inc. (a)(b)...........................       5,569         30,797
Helen of Troy, Ltd. (b).................       4,457         86,600
Hovnanian Enterprises, Inc. (a)(b)......       8,767         33,665
KB HOME (a).............................      12,428        206,429
La-Z-Boy, Inc. (a)......................       8,240         71,276
Lennar Corp. (Class A) (a)..............      24,281        346,004
M.D.C. Holdings, Inc. ..................       5,866        203,785
M/I Homes, Inc. (a)(b)..................       2,813         38,229
Sealy Corp. (a)(b)......................       8,561         27,395
Skyline Corp. (a).......................       1,022         23,056
Standard Pacific Corp. (a)(b)...........      16,325         60,239
Tupperware Brands Corp. (a).............      10,043        400,917
                                                       ------------
                                                          1,808,290
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (Class
  A) (a)(b).............................      10,286        112,426
WD-40 Co. (a)...........................       2,558         72,647
                                                       ------------
                                                            185,073
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. (a).................       9,770        331,301
Otter Tail Corp. (a)....................       5,240        125,393
Standex International Corp. ............       1,897         37,618
Tredegar Corp. .........................       3,799         55,085
                                                       ------------
                                                            549,397
                                                       ------------
INSURANCE -- 7.5%
AMBAC Financial Group, Inc. (a).........      44,764         75,204
American Equity Investment Life Holding
  Co. (a)...............................       8,691         61,011
American National Insurance Co. (a).....       2,606        222,031
American Physicians Capital, Inc. ......       1,647         47,450
AMERISAFE, Inc. (a)(b)..................       2,987         51,526
Argo Group International Holdings,
  Ltd. (b)..............................       5,019        169,040
Arthur J. Gallagher & Co. (a)...........      15,948        388,653
Aspen Insurance Holdings, Ltd. .........      12,087        319,943
Assured Guaranty, Ltd. .................      20,092        390,187
Baldwin & Lyons, Inc. (Class B) (a).....       1,363         31,962
CNA Surety Corp. (a)(b).................       2,470         40,014
Conseco, Inc. (a)(b)....................      30,131        158,489
Delphi Financial Group..................       7,391        167,258
Donegal Group, Inc. (Class A)...........       2,061         31,822
EMC Insurance Group, Inc. (a)...........         748         15,805
Employers Holdings, Inc. ...............       7,450        115,326
Endurance Specialty Holdings, Ltd. (a)..       8,157        297,486
Enstar Group, Ltd. (a)(b)...............       1,184         73,728
Erie Indemnity Co. (Class A) (a)........       5,137        192,432
FBL Financial Group, Inc. (Class
  A) (a)................................       2,091         40,628
First Mercury Financial Corp. ..........       2,369         31,555
Flagstone Reinsurance Holdings,
  Ltd. (a)..............................       5,945         67,060
FPIC Insurance Group, Inc. (b)..........       1,139         38,213
Greenlight Capital Re, Ltd. (Class
  A) (b)................................       4,738         89,074
Harleysville Group, Inc. ...............       2,019         63,901
Hilltop Holdings, Inc. (b)..............       7,621         93,434
Horace Mann Educators Corp. ............       6,350         88,710
Infinity Property & Casualty Corp. .....       2,167         92,054
Kansas City Life Insurance Co. .........         566         17,625
Maiden Holdings, Ltd. (a)...............       9,524         69,240
Max Capital Group, Ltd. (a).............       7,644        163,352
MBIA, Inc. (a)(b).......................      26,348        204,461
Meadowbrook Insurance Group, Inc. ......       9,166         67,828
Mercury General Corp. (a)...............       4,199        151,920
Montpelier Re Holdings, Ltd. (a)........      13,061        213,156
National Financial Partners
  Corp. (a)(b)..........................       6,830         59,558
National Interstate Corp. (a)...........         947         16,573
National Western Life Insurance Co.
  (Class A) (a).........................         353         62,121
Navigators Group, Inc. (b)..............       2,300        126,500
OneBeacon Insurance Group, Ltd.
  (Class A).............................       3,622         49,766
Platinum Underwriters Holdings, Ltd. ...       8,099        290,268
PMA Capital Corp. (Class A) (a)(b)......       4,941         28,114
Presidential Life Corp. (a).............       3,442         35,659
ProAssurance Corp. (b)..................       5,349        279,164
Protective Life Corp. ..................      13,895        297,631
RLI Corp. (a)...........................       3,128        165,096
Safety Insurance Group, Inc. ...........       2,404         79,140
Selective Insurance Group, Inc. ........       8,363        131,550
StanCorp Financial Group, Inc. .........       7,820        315,693
State Auto Financial Corp. (a)..........       2,141         38,388
Stewart Information Services Corp. .....       2,655         32,842
The Phoenix Cos., Inc. (a)(b)...........      17,101         55,578
United America Indemnity, Ltd. (Class
  A) (a)(b).............................       4,534         33,506
United Fire & Casualty Co. .............       3,616         64,726
Unitrin, Inc. ..........................       7,268        141,653
Validus Holdings, Ltd. .................      12,512        322,810
Zenith National Insurance Corp. (a).....       6,086        188,057
                                                       ------------
                                                          7,155,971
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 0.3%
EarthLink, Inc. ........................      17,291        145,418
United Online, Inc. (a).................      13,281        106,779
                                                       ------------
                                                            252,197
                                                       ------------
IT SERVICES -- 1.2%
CACI International, Inc. (Class
  A) (a)(b).............................       4,896        231,434
CIBER, Inc. (b).........................       9,580         38,320
Convergys Corp. (b).....................      18,914        188,005
CSG Systems International, Inc. (b).....       5,561         89,032

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Global Cash Access Holdings,
  Inc. (a)(b)...........................       5,459   $     39,905
iGate Corp. ............................       3,708         31,815
infoUSA, Inc. (a)(b)....................       4,709         33,010
MAXIMUS, Inc. ..........................       2,756        128,430
MoneyGram International, Inc. (a)(b)....      14,653         46,010
SRA International, Inc. (Class A) (b)...       6,592        142,321
Unisys Corp. (a)(b).....................      54,832        146,401
                                                       ------------
                                                          1,114,683
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Brunswick Corp. (a).....................      13,942        167,025
Callaway Golf Co. (a)...................      11,016         83,832
Eastman Kodak Co. (a)...................      41,469        198,222
JAKKS Pacific, Inc. (a)(b)..............       4,720         67,590
Leapfrog Enterprises, Inc. (b)..........       6,068         24,940
Marine Products Corp. (a)...............       2,267         12,537
Polaris Industries, Inc. (a)............       5,289        215,685
RC2 Corp. (b)...........................       3,193         45,500
                                                       ------------
                                                            815,331
                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Albany Molecular Research, Inc. (b).....       3,605         31,219
Bio-Rad Laboratories, Inc. (Class
  A) (a)(b).............................       3,169        291,168
Cambrex Corp. (a)(b)....................       4,598         28,967
                                                       ------------
                                                            351,354
                                                       ------------
MACHINERY -- 4.4%
Albany International Corp. (Class
  A) (a)................................       4,195         81,383
Ampco-Pittsburgh Corp. (a)..............       1,274         33,876
Astec Industries, Inc. (a)(b)...........       2,784         70,909
Barnes Group, Inc. (a)..................       6,634        113,375
Blount International, Inc. (a)(b).......       6,052         57,312
Briggs & Stratton Corp. (a).............       7,871        152,776
Cascade Corp. (a).......................       1,349         36,072
CIRCOR International, Inc. .............       2,781         78,591
Colfax Corp. (a)(b).....................       4,442         47,219
Crane Co. (a)...........................       8,294        214,068
EnPro Industries, Inc. (a)(b)...........       3,136         71,689
Federal Signal Corp. (a)................       8,430         60,612
Freightcar America, Inc. (a)............       1,919         46,632
Graco, Inc. (a).........................       9,778        272,513
IDEX Corp. (a)..........................      13,114        366,536
Kaydon Corp. (a)........................       5,457        176,916
Kennametal, Inc. (a)....................      13,048        321,111
Mueller Industries, Inc. ...............       5,891        140,618
Mueller Water Products, Inc. (Class A)..      18,678        102,355
NACCO Industries, Inc. .................         858         51,540
Oshkosh Corp. ..........................      13,985        432,556
Robbins & Myers, Inc. ..................       4,136         97,113
Snap-on, Inc. (a).......................       9,366        325,562
Tecumseh Products Co. (Class A) (a)(b)..       2,515         28,495
Tennant Co. ............................       2,601         75,585
The Timken Co. (a)......................      12,616        295,593
Titan International, Inc. (a)...........       5,563         49,511
Trinity Industries, Inc. (a)............      12,930        222,267
Watts Water Technologies, Inc. (a)......       4,737        143,294
                                                       ------------
                                                          4,166,079
                                                       ------------
MARINE -- 0.4%
Alexander & Baldwin, Inc. (a)...........       6,767        217,153
American Commercial Lines, Inc. (a)(b)..       1,546         45,020
Eagle Bulk Shipping, Inc. (a)...........       7,096         36,402
Genco Shipping & Trading, Ltd. (a)......       4,338         90,144
Horizon Lines, Inc. (Class A) (a).......       4,738         30,086
                                                       ------------
                                                            418,805
                                                       ------------
MEDIA -- 1.6%
Arbitron, Inc. (a)......................       4,223         87,669
Ascent Media Corp. (Class A) (b)........       2,266         58,010
Belo Corp. .............................      14,384         77,817
Cinemark Holdings, Inc. ................       5,870         60,813
Gannett Co., Inc. (a)...................      37,392        467,774
Harte-Hanks, Inc. (a)...................       6,264         86,631
Journal Communications, Inc. (a)........       6,578         24,207
Meredith Corp. (a)......................       5,893        176,436
PRIMEDIA, Inc. .........................       3,090          7,787
Regal Entertainment Group (a)...........      12,742        156,981
Scholastic Corp. (a)....................       4,431        107,851
Sinclair Broadcast Group, Inc. (a)......       7,327         26,231
The E.W. Scripps Co. (Class A) (a)(b)...       4,327         32,453
The New York Times Co. (Class A)........      15,309        124,309
Value Line, Inc. .......................         236          7,285
World Wrestling Entertainment, Inc.
  (Class A) (a).........................       4,277         59,921
                                                       ------------
                                                          1,562,175
                                                       ------------
METALS & MINING -- 1.2%
A.M. Castle & Co. ......................       2,883         28,657
AMCOL International Corp. (a)...........       4,159         95,200
Carpenter Technology Corp. (a)..........       7,045        164,783
Coeur d'Alene Mines Corp. (a)(b)........      12,249        251,104
Commercial Metals Co. ..................      18,248        326,639
Kaiser Aluminum Corp. ..................       2,457         89,337
Olympic Steel, Inc. (a).................       1,512         43,379
US Gold Corp. (b).......................      14,152         40,899
Worthington Industries, Inc. (a)........      10,465        145,463
                                                       ------------
                                                          1,185,461
                                                       ------------
MULTI-UTILITIES -- 0.6%
Avista Corp. (a)........................       8,841        178,765
Black Hills Corp. (a)...................       6,349        159,804
CH Energy Group, Inc. (a)...............       2,572        113,965
NorthWestern Corp. (a)..................       5,704        139,349
                                                       ------------
                                                            591,883
                                                       ------------
MULTILINE RETAIL -- 0.7%
Big Lots, Inc. (a)(b)...................      13,410        335,518
Dillard's, Inc. (Class A) (a)...........       8,764        123,573
Fred's, Inc. (Class A)..................       5,873         74,763
Retail Ventures, Inc. (a)(b)............       2,059         10,851
Saks, Inc. (a)(b).......................      19,901        135,725
                                                       ------------
                                                            680,430
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 3.3%
Alliance Holdings GP LP.................       1,506         31,069
Alliance Resource Partners LP...........       1,649         59,793
Atlas Pipeline Partners LP (a)..........       3,465         25,329
BP Prudhoe Bay Royalty Trust (a)........       3,446        257,244
BreitBurn Energy Partners LP (a)........       2,548         28,971
Buckeye GP Holdings LP..................       1,000         24,100

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Calumet Specialty Products Partners
  LP (a)................................       1,100   $     17,424
Capital Product Partners LP (a).........         924          8,473
Clayton Williams Energy, Inc. (a)(b)....       1,516         45,662
Copano Energy LLC (a)...................       3,957         72,017
Crosstex Energy LP......................       2,253         11,873
Crosstex Energy, Inc. (a)...............       7,118         37,583
DCP Midstream Partners LP...............       2,281         56,683
DHT Maritime, Inc. (a)..................       7,494         28,178
Dorchester Minerals LP (a)..............       2,414         54,484
Encore Energy Partners LP (a)...........       3,725         59,488
EV Energy Partner LP....................       1,526         35,480
General Maritime Corp. (a)..............       8,104         62,725
Genesis Energy LP (a)...................       2,431         39,115
Harvest Natural Resources, Inc. (a)(b)..       4,923         25,255
Hiland Partners LP (a)..................         811          6,204
Holly Energy Partners LP (a)............         908         35,421
Hugoton Royalty Trust (a)...............       6,513        116,648
Inergy Holdings LP (a)..................         761         35,310
Inergy LP...............................       4,339        129,215
James River Coal Co. (a)(b).............       4,306         82,288
K-Sea Transportation Partners LP (a)....       1,149         23,164
Linn Energy LLC (a).....................       9,306        213,201
Markwest Energy Partners LP (a).........       4,610        108,934
Martin Midstream Partners LP (a)........         850         22,661
Natural Resource Partners LP............       2,808         58,603
NuStar GP Holdings LLC (a)..............       2,788         69,142
OSG America LP..........................         550          5,583
Overseas Shipholding Group, Inc. (a)....       3,860        144,248
Penn Virginia Resource Partners LP (a)..       2,559         43,861
Pioneer Southwest Energy Partners
  LP (a)................................         873         18,368
Ship Finance International, Ltd. (a)....       6,183         75,989
Southern Union Co. (a)..................      16,723        347,671
Stone Energy Corp. (a)(b)...............       6,543        106,716
Sunoco Logistics Partners LP............       1,659         98,296
TC Pipelines LP.........................       1,343         51,168
Teekay Corp. (a)........................       6,721        146,988
Teekay LNG Partners LP (a)..............       2,084         51,725
TransMontaigne Partners LP (a)..........         718         19,314
USEC, Inc. (a)(b).......................      18,275         85,710
Williams Partners LP....................       3,324         77,416
                                                       ------------
                                                          3,154,790
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.6%
Buckeye Technologies, Inc. (b)..........       6,183         66,344
Deltic Timber Corp. (a).................       1,844         84,400
Glatfelter..............................       7,408         85,044
Louisiana-Pacific Corp. (a)(b)..........      16,499        110,048
Neenah Paper, Inc. .....................       2,752         32,391
Schweitzer-Mauduit International,
  Inc. (a)..............................       2,434        132,312
Wausau-Mosinee Paper Corp. (a)..........       7,690         76,900
                                                       ------------
                                                            587,439
                                                       ------------
PERSONAL PRODUCTS -- 0.3%
Elizabeth Arden, Inc. (b)...............       4,224         49,717
Nu Skin Enterprises, Inc. (Class A).....       8,303        153,855
Prestige Brands Holdings, Inc. (b)......       5,562         39,156
                                                       ------------
                                                            242,728
                                                       ------------
PHARMACEUTICALS -- 0.3%
Medicis Pharmaceutical Corp. (Class A)..       9,572        204,362
Par Pharmaceutical Cos., Inc. (a)(b)....       5,474        117,746
                                                       ------------
                                                            322,108
                                                       ------------
PROFESSIONAL SERVICES -- 0.2%
CDI Corp. ..............................       2,007         28,198
Kelly Services, Inc. (Class A) (a)......       4,304         52,939
School Specialty, Inc. (b)..............       2,498         59,253
Volt Information Sciences, Inc. (a)(b)..       1,421         17,365
                                                       ------------
                                                            157,755
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 14.6%
Acadia Realty Trust (a).................       6,288         94,760
Alexandria Real Estate Equities,
  Inc. (a)..............................       6,263        340,394
American Campus Communities, Inc. (a)...       8,611        231,205
American Capital Agency Corp. (a).......       2,282         64,923
Anworth Mortgage Asset Corp. ...........      17,107        134,803
Apartment Investment & Management Co.
  (Class A) (a).........................      18,999        280,235
Ashford Hospitality Trust, Inc. (a)(b)..      15,147         52,409
BioMed Realty Trust, Inc. (a)...........      15,646        215,915
Brandywine Realty Trust (a).............      20,909        230,835
BRE Properties, Inc. (a)................       8,611        269,524
Camden Property Trust (a)...............      10,265        413,680
Capital Lease Funding, Inc. (a).........       7,728         31,144
Capstead Mortgage Corp. (a).............      10,370        144,247
CBL & Associates Properties, Inc. (a)...      22,427        217,542
Chimera Investment Corp. (a)............     100,663        384,533
Colonial Properties Trust (a)...........       7,916         77,023
Cousins Properties, Inc. (a)............      13,066        108,186
DCT Industrial Trust, Inc. (a)..........      33,258        169,948
Developers Diversified Realty
  Corp. (a).............................      20,778        191,989
DiamondRock Hospitality Co. (a)(b)......      17,101        138,518
Douglas Emmett, Inc. (a)................      19,781        242,911
Duke Realty Corp. (a)...................      35,859        430,667
DuPont Fabros Technology, Inc. (a)(b)...       6,591         87,858
EastGroup Properties, Inc. (a)..........       4,163        159,110
Education Realty Trust, Inc. ...........       9,223         54,692
Entertainment Properties Trust (a)......       5,670        193,574
Equity One, Inc. (a)....................       6,232         97,655
Essex Property Trust, Inc. (a)..........       4,390        349,356
FelCor Lodging Trust, Inc. (a)..........       9,884         44,775
First Industrial Realty Trust,
  Inc. (a)..............................       6,174         32,414
First Potomac Realty Trust (a)..........       4,700         54,332
Franklin Street Properties Corp. .......      11,371        148,960
Getty Realty Corp. (a)..................       2,718         66,700
Government Properties Income
  Trust (a)(b)..........................       1,680         40,337
Hatteras Financial Corp. (a)............       5,903        176,972
Healthcare Realty Trust, Inc. (a).......       9,545        201,686
Highwoods Properties, Inc. .............      11,529        362,587
Home Properties, Inc. (a)...............       5,397        232,557
Hospitality Properties Trust............      19,589        399,028
HRPT Properties Trust (a)...............      36,727        276,187
Inland Real Estate Corp. (a)............      11,640        101,966
Invesco Mortgage Capital, Inc. (a)(b)...       1,309         28,602
Investors Real Estate Trust.............      10,034         90,707
iStar Financial, Inc. (a)(b)............      15,312         46,548

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Kilroy Realty Corp. (a).................       6,991   $    193,930
Kite Realty Group Trust (a).............      10,014         41,758
LaSalle Hotel Properties (a)............      10,353        203,540
Lexington Realty Trust (a)..............      14,848         75,725
LTC Properties, Inc. ...................       3,798         91,304
Mack-Cali Realty Corp. (a)..............      12,732        411,626
Medical Properties Trust, Inc. (a)......      12,703         99,210
MFA Financial, Inc. ....................      44,379        353,257
Mid-America Apartment Communities,
  Inc. (a)..............................       4,521        204,033
National Health Investors, Inc. (a).....       3,701        117,137
National Retail Properties, Inc. (a)....      12,998        279,067
NorthStar Realty Finance Corp. (a)......      10,022         35,177
OMEGA Healthcare Investors, Inc. (a)....      13,605        217,952
Parkway Properties, Inc. (a)............       3,346         65,916
Pennsylvania Real Estate Investment
  Trust (a).............................       6,281         47,798
Pennymac Mortgage Investment Trust (b)..       2,677         53,299
Post Properties, Inc. (a)...............       7,157        128,826
Potlatch Corp. (a)......................       6,429        182,905
PS Business Parks, Inc. ................       3,063        157,193
RAIT Investment Trust (a)...............       9,920         29,165
Ramco-Gershenson Properties Trust.......       4,513         40,256
Redwood Trust, Inc. (a).................      11,354        175,987
Saul Centers, Inc. .....................       1,196         38,392
Senior Housing Properties Trust.........      20,372        389,309
SL Green Realty Corp. (a)...............      12,277        538,346
Sovran Self Storage, Inc. ..............       3,746        113,991
Starwood Property Trust, Inc. (b).......       6,797        137,639
Sun Communities, Inc. (a)...............       2,651         57,050
Sunstone Hotel Investors, Inc. (a)(b)...      11,967         84,966
The Macerich Co. (a)....................      13,295        403,237
U-Store-It Trust (a)....................      12,376         77,350
UDR, Inc. (a)...........................      23,838        375,210
Universal Health Realty Income Trust....       1,690         55,010
Urstadt Biddle Properties...............         583          7,672
Urstadt Biddle Properties (Class
  A) (a)................................       2,821         41,158
Walter Investment Management Corp. .....       3,192         51,136
Washington Real Estate Investment
  Trust (a).............................       9,469        272,707
Weingarten Realty Investors (a).........      19,457        387,583
                                                       ------------
                                                         13,947,811
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)(b)............         820         15,580
Forest City Enterprises, Inc. (Class
  A) (a)................................      19,678        263,095
Forestar Real Estate Group,
  Inc. (a)(b)...........................       5,648         97,032
                                                       ------------
                                                            375,707
                                                       ------------
ROAD & RAIL -- 0.8%
Arkansas Best Corp. (a).................       3,688        110,419
Avis Budget Group, Inc. (a)(b)..........      16,598        221,749
Con-way, Inc. (a).......................       7,819        299,624
Universal Truckload Services, Inc. (a)..         926         15,288
Werner Enterprises, Inc. (a)............       8,291        154,462
                                                       ------------
                                                            801,542
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.7%
Actel Corp. (a)(b)......................       3,993         48,595
DSP Group, Inc. (b).....................       3,717         30,256
Exar Corp. (a)(b).......................       6,342         46,614
Fairchild Semiconductor International,
  Inc. (a)(b)...........................      20,222        206,871
Intersil Corp. (Class A)................      19,866        304,149
Lattice Semiconductor Corp. (a)(b)......      18,177         40,898
                                                       ------------
                                                            677,383
                                                       ------------
SOFTWARE -- 1.2%
Compuware Corp. (b).....................      38,699        283,664
Epicor Software Corp. (b)...............       7,725         49,208
Fair Isaac Corp. (a)....................       7,895        169,663
i2 Technologies, Inc. (a)(b)............       2,575         41,303
JDA Software Group, Inc. (b)............       5,122        112,377
Novell, Inc. (b)........................      56,251        253,692
OPNET Technologies, Inc. (a)............       2,162         23,631
Renaissance Learning, Inc. .............       1,065         10,586
S1 Corp. (b)............................       7,622         47,104
Take-Two Interactive Software,
  Inc. (a)(b)...........................      12,777        143,230
                                                       ------------
                                                          1,134,458
                                                       ------------
SPECIALTY RETAIL -- 4.0%
Asbury Automotive Group, Inc. (a)(b)....       5,105         64,731
Barnes & Noble, Inc. (a)................       6,210        137,986
Big 5 Sporting Goods Corp. (a)..........       2,987         45,104
Blockbuster, Inc. (Class A) (b).........      25,853         27,663
Brown Shoe Co., Inc. (a)................       6,743         54,079
Charlotte Russe Holding, Inc. (b).......       3,297         57,698
Christopher & Banks Corp. ..............       5,664         38,345
Collective Brands, Inc. (a)(b)..........      10,426        180,683
Conn's, Inc. (a)(b).....................       1,853         20,920
Foot Locker, Inc. ......................      25,242        301,642
Genesco, Inc. (a)(b)....................       3,545         85,328
Group 1 Automotive, Inc. (a)............       3,836        102,997
Hot Topic, Inc. (a)(b)..................       7,004         52,460
Jo-Ann Stores, Inc. (a)(b)..............       4,357        116,898
OfficeMax, Inc. (a)(b)..................      12,356        155,438
Penske Automotive Group, Inc. (a).......       6,307        120,968
RadioShack Corp. (a)....................      20,400        338,028
Rent-A-Center, Inc. (b).................      10,771        203,357
Sally Beauty Holdings, Inc. (a)(b)......      13,756         97,805
Signet Jewelers, Ltd. (b)...............      13,861        364,960
Sonic Automotive, Inc. (Class A)........       5,315         55,808
Stage Stores, Inc. (a)..................       6,547         84,849
Stein Mart, Inc. (b)....................       4,222         53,662
The Buckle, Inc. (a)....................       4,246        144,958
The Cato Corp. (Class A) (a)............       4,499         91,285
The Children's Place Retail Stores, Inc.
  (a) (b)...............................       3,941        118,072
The Finish Line, Inc. (Class A).........       8,137         82,672
The Mens Wearhouse, Inc. (a)............       7,616        188,115
The Pep Boys -- Manny, Moe & Jack (a)...       7,876         76,949
Tween Brands, Inc. (a)(b)...............       3,914         32,838
Williams-Sonoma, Inc. ..................      15,540        314,374
                                                       ------------
                                                          3,810,672
                                                       ------------

SPDR DOW JONES SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
Columbia Sportswear Co. (a).............       2,335   $     96,109
Hanesbrands, Inc. (a)(b)................      15,007        321,150
Jones Apparel Group, Inc. (a)...........      13,884        248,940
Kenneth Cole Productions, Inc.
  (Class A).............................       1,143         11,464
Liz Claiborne, Inc. (a).................      15,051         74,201
Movado Group, Inc. (a)..................       2,616         38,011
Oxford Industries, Inc. (a).............       2,176         42,867
Phillips-Van Heusen Corp. ..............       8,341        356,911
Skechers USA, Inc. (a)(b)...............       5,510         94,441
The Timberland Co. (Class A) (a)(b).....       7,357        102,410
The Warnaco Group, Inc. (b).............       7,411        325,047
UniFirst Corp. (a)......................       2,170         96,457
Weyco Group, Inc. (a)...................       1,228         28,121
Wolverine World Wide, Inc. (a)..........       8,017        199,142
                                                       ------------
                                                          2,035,271
                                                       ------------
THRIFTS & MORTGAGE FINANCE -- 2.1%
Astoria Financial Corp. (a).............      14,040        155,002
Bank Mutual Corp. ......................       7,666         67,767
BankFinancial Corp. (a).................       3,127         29,957
Berkshire Hills Bancorp, Inc. (a).......       2,135         46,842
Brookline Bancorp, Inc. (a).............       9,212         89,541
Clifton Savings Bancorp, Inc. (a).......       1,545         15,141
Danvers Bancorp, Inc. (a)...............       2,765         37,576
Dime Community Bancshares (a)...........       4,789         54,738
Doral Financial Corp. (a)(b)............         645          2,387
ESSA Bancorp, Inc. (a)..................       2,059         27,199
First Financial Holdings, Inc. (a)......       2,101         33,553
First Financial Northwest, Inc. (a).....       2,248         13,083
First Niagara Financial Group, Inc. ....      24,431        301,234
Flagstar Bancorp, Inc. (a)(b)...........       4,843          4,988
Flushing Financial Corp. (a)............       4,414         50,320
Kearny Financial Corp. (a)..............       3,347         34,876
Meridian Interstate Bancorp,
  Inc. (a)(b)...........................       1,574         13,379
MGIC Investment Corp. (a)(b)............      20,368        150,927
Northwest Bancorp, Inc. (a).............       3,229         73,750
Provident Financial Services, Inc. (a)..       9,191         94,575
Provident New York Bancorp (a)..........       5,970         57,014
Radian Group, Inc. (a)..................      13,055        138,122
Rockville Financial, Inc. (a)...........       1,321         14,201
Roma Financial Corp. (a)................       1,142         14,195
The PMI Group, Inc. (a).................      13,359         56,776
TrustCo Bank Corp. NY (a)...............      12,940         80,875
United Financial Bancorp, Inc. .........       2,369         27,433
Washington Federal, Inc. (a)............      17,483        294,763
Westfield Financial, Inc. (a)...........       4,580         38,793
WSFS Financial Corp. ...................         977         26,027
                                                       ------------
                                                          2,045,034
                                                       ------------
TOBACCO -- 0.4%
Alliance One International,
  Inc. (a)(b)...........................      13,681         61,291
Star Scientific, Inc. (a)(b)............      10,980         10,211
Universal Corp. (a).....................       4,041        168,995
Vector Group, Ltd. (a)..................       6,448        100,453
                                                       ------------
                                                            340,950
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aceto Corp. ............................       3,852         25,423
Aircastle, Ltd. (a).....................       7,578         73,279
Applied Industrial Technologies,
  Inc. (a)..............................       6,317        133,668
GATX Corp. (a)..........................       6,553        183,156
Kaman Corp. (Class A)...................       4,116         90,470
Lawson Products, Inc. ..................         614         10,690
TAL International Group, Inc. (a).......       2,036         28,952
Textainer Group Holdings, Ltd. (a)......       2,721         43,563
Watsco, Inc. (a)........................       4,519        243,619
                                                       ------------
                                                            832,820
                                                       ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0 % (D)
Macquarie Infrastructure Co. LLC (a)....       3,404         30,670
                                                       ------------
WATER UTILITIES -- 0.4%
American States Water Co. (a)...........       2,897        104,814
California Water Service Group (a)......       3,181        123,868
Connecticut Water Service, Inc. (a).....       1,321         29,577
Middlesex Water Co. (a).................       2,234         33,689
SJW Corp. (a)...........................       2,017         46,088
                                                       ------------
                                                            338,036
                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
NTELOS Holdings Corp. (a)...............       4,635         81,854
USA Mobility, Inc. (a)..................       3,581         46,123
Virgin Mobile USA, Inc. (Class A) (b)...       4,943         24,716
                                                       ------------
                                                            152,693
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $108,333,323)...................                 95,118,801
                                                       ------------
SHORT TERM INVESTMENTS -- 29.3%
MONEY MARKET FUNDS -- 29.3%
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  27,803,707     27,803,707
STIC Prime Portfolio....................     128,073        128,073
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $27,931,780)....................                 27,931,780
                                                       ------------
TOTAL INVESTMENTS -- 128.9% (G)
  (Cost $136,265,103)...................                123,050,581
OTHER ASSETS AND
  LIABILITIES -- (28.9)%................                (27,553,055)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 95,497,526
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by Trust's Pricing and investment Committee in accordance with procedures approved by the Board of Trustees. Teton Advisors, Inc.'s value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments.)
(d)  Amount represents less than 0.05% of net assets.
(e)  Investments of cash collateral for securities loaned.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 1.9%
BHP Billiton Ltd. ADR (a)...............     25,495   $ 1,682,925
                                                      -----------
BRAZIL -- 1.0%
Petroleo Brasileiro SA ADR..............     23,719       932,394
                                                      -----------
FINLAND -- 0.9%
Nokia Oyj ADR...........................     57,362       838,632
                                                      -----------
FRANCE -- 5.7%
BNP Paribas.............................     13,700     1,093,381
France Telecom SA ADR (a)...............     30,784       828,705
Sanofi-Aventis SA ADR...................     32,169     1,188,644
Total SA ADR............................     33,788     2,002,277
                                                      -----------
                                                        5,113,007
                                                      -----------
GERMANY -- 3.7%
Allianz SE ADR..........................     69,287       864,702
E.ON AG.................................     30,649     1,298,293
Siemens AG ADR..........................     12,509     1,162,837
                                                      -----------
                                                        3,325,832
                                                      -----------
ITALY -- 1.0%
Eni SpA ADR (a).........................     18,662       930,301
                                                      -----------
JAPAN -- 3.1%
Mitsubishi UFJ Financial Group,
  Inc. ADR..............................    177,182       946,152
Toyota Motor Corp. ADR (a)..............     22,717     1,784,875
                                                      -----------
                                                        2,731,027
                                                      -----------
NETHERLANDS ANTILLES -- 1.2%
Schlumberger, Ltd. .....................     18,261     1,088,356
                                                      -----------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd. GDR *.....      3,759     1,281,819
                                                      -----------
SPAIN -- 4.2%
Banco Santander SA ADR (a)..............    124,221     2,006,169
Telefonica SA ADR.......................     20,849     1,728,591
                                                      -----------
                                                        3,734,760
                                                      -----------
SWITZERLAND -- 6.7%
Nestle SA...............................     55,589     2,365,740
Novartis AG ADR.........................     37,289     1,878,620
Roche Holding AG........................     10,663     1,721,247
                                                      -----------
                                                        5,965,607
                                                      -----------
UNITED KINGDOM -- 11.7%
BP PLC ADR (a)..........................     47,612     2,534,387
GlaxoSmithKline PLC ADR (a).............     39,904     1,576,607
HSBC Holdings PLC ADR (a)...............     52,461     3,008,638
Royal Dutch Shell PLC ADR...............     26,967     1,542,243
Vodafone Group PLC ADR (a)..............     80,384     1,808,640
                                                      -----------
                                                       10,470,515
                                                      -----------
UNITED STATES -- 57.1%
Abbott Laboratories.....................     23,567     1,165,859
Apple, Inc. (b).........................     13,516     2,505,461
AT&T, Inc. .............................     90,498     2,444,351
Bank of America Corp. ..................    131,298     2,221,562
Chevron Corp. ..........................     30,505     2,148,467
Cisco Systems, Inc. (b).................     87,847     2,067,918
ConocoPhillips..........................     19,941       900,536
Exxon Mobil Corp. ......................     73,290     5,028,427
General Electric Co. ...................    160,852     2,641,190
Google, Inc. (Class A) (b)..............      3,693     1,831,174
Hewlett-Packard Co. ....................     36,074     1,703,053
Intel Corp. ............................     84,693     1,657,442
International Business Machines Corp. ..     20,139     2,408,826
Johnson & Johnson.......................     42,165     2,567,427
JPMorgan Chase & Co. ...................     59,769     2,619,078
Merck & Co., Inc. (a)...................     32,383     1,024,274
Microsoft Corp. ........................    120,484     3,119,331
Oracle Corp. ...........................     58,608     1,221,391
PepsiCo, Inc. ..........................     23,779     1,394,876
Pfizer, Inc. ...........................    102,652     1,698,891
Philip Morris International, Inc. ......     29,444     1,435,101
Procter & Gamble Co. ...................     44,593     2,582,826
The Coca-Cola Co. ......................     32,409     1,740,363
Verizon Communications, Inc. ...........     43,807     1,326,038
Wal-Mart Stores, Inc. ..................     33,323     1,635,826
                                                      -----------
                                                       51,089,688
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $105,678,181)...................               89,184,863
                                                      -----------
RIGHTS -- 0.0% (C)
FRANCE -- 0.0% (C)
BNP Paribas
  (expiring 10/13/09) (b)
  (Cost $0).............................     13,700        29,637
                                                      -----------
SHORT TERM INVESTMENTS -- 6.6%
MONEY MARKET FUNDS -- 6.6%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  5,747,119     5,747,119
STIC Prime Portfolio....................    135,543       135,543
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,882,662).....................                5,882,662
                                                      -----------
TOTAL INVESTMENTS -- 106.2% (F)
  (Cost $111,560,843)...................               95,097,162
OTHER ASSETS AND
  LIABILITIES -- (6.2)%.................               (5,572,890)
                                                      -----------
NET ASSETS -- 100.0%....................              $89,524,272
                                                      ===========





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


ADR = American Depositary Receipt
GDR = Global Depositary Receipts
 * Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

                                                         PERCENT OF
INDUSTRY                                                 NET ASSETS
--------                                                 ----------
Oil, Gas & Consumable Fuels............................      17.9%
Pharmaceuticals........................................      14.3
Commercial Banks.......................................       7.9
Diversified Telecommunication Services.................       7.4
Computers & Peripherals................................       7.1
Software...............................................       5.4
Diversified Financial Services.........................       4.9
Beverages..............................................       4.2
Industrial Conglomerates...............................       3.5
Household Products.....................................       3.3
Communications Equipment...............................       3.2
Semiconductors & Semiconductor Equipment...............       2.9
Food Products..........................................       2.6
Automobiles............................................       2.0
Food & Staples Retailing...............................       2.0
Internet software & Services...........................       2.0
Wireless Telecommunication Services....................       1.9
Metals & Mining........................................       1.8
Tobacco................................................       1.6
Electric Utilities.....................................       1.5
Energy Equipment & Services............................       1.2
Insurance..............................................       1.0
Short-Term Investments.................................       6.6
Other Assets & Liabilities.............................      (6.2)
                                                            -----
TOTAL..................................................     100.0%
                                                            =====



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
DIVERSIFIED REITS -- 9.4%
Colonial Properties Trust (a)...........      319,970   $    3,113,308
Liberty Property Trust..................      714,549       23,244,279
PS Business Parks, Inc. ................      120,274        6,172,461
Vornado Realty Trust....................    1,148,531       73,976,882
Washington Real Estate Investment
  Trust (a).............................      372,815       10,737,072
                                                        --------------
                                                           117,244,002
                                                        --------------
INDUSTRIAL REITS -- 6.0%
AMB Property Corp. (a)..................      935,763       21,475,761
DCT Industrial Trust, Inc. (a)..........    1,308,242        6,685,116
DuPont Fabros Technology, Inc. (b)......      267,190        3,561,643
EastGroup Properties, Inc. (a)..........      166,222        6,353,005
First Industrial Realty Trust,
  Inc. (a)..............................      254,710        1,337,227
First Potomac Realty Trust..............      183,169        2,117,434
ProLogis (a)............................    2,832,778       33,766,714
                                                        --------------
                                                            75,296,900
                                                        --------------
OFFICE REITS -- 18.3%
Alexandria Real Estate Equities,
  Inc. (a)..............................      251,953       13,693,646
BioMed Realty Trust, Inc. ..............      615,514        8,494,093
Boston Properties, Inc. (a).............      886,980       58,141,539
Brandywine Realty Trust.................      822,899        9,084,805
Corporate Office Properties Trust (a)...      371,312       13,693,987
Cousins Properties, Inc. (a)............      526,672        4,360,844
Digital Realty Trust, Inc. (a)..........      448,379       20,495,404
Douglas Emmett, Inc. (a)................      777,380        9,546,226
Duke Realty Corp. ......................    1,432,552       17,204,949
Highwoods Properties, Inc. .............      453,514       14,263,015
HRPT Properties Trust...................    1,442,748       10,849,465
Kilroy Realty Corp. (a).................      276,262        7,663,508
Mack-Cali Realty Corp. .................      501,391       16,209,971
Parkway Properties, Inc. ...............      137,760        2,713,872
SL Green Realty Corp. (a)...............      491,708       21,561,396
                                                        --------------
                                                           227,976,720
                                                        --------------
RESIDENTIAL REITS -- 16.1%
American Campus Communities, Inc. (a)...      336,750        9,041,737
Apartment Investment & Management Co.
  (Class A) (a).........................      747,855       11,030,861
Avalonbay Communities, Inc. (a).........      508,435       36,978,478
BRE Properties, Inc. (a)................      338,083       10,581,998
Camden Property Trust (a)...............      410,426       16,540,168
Education Realty Trust, Inc. ...........      338,960        2,010,033
Equity Lifestyle Properties, Inc. (a)...      176,357        7,546,316
Equity Residential......................    1,752,606       53,805,004
Essex Property Trust, Inc. (a)..........      175,729       13,984,514
Home Properties, Inc. (a)...............      210,334        9,063,292
Mid-America Apartment Communities,
  Inc. (a)..............................      180,454        8,143,889
Post Properties, Inc. (a)...............      282,396        5,083,128
Sun Communities, Inc. (a)...............      109,852        2,364,015
UDR, Inc. (a)...........................      954,366       15,021,721
                                                        --------------
                                                           201,195,154
                                                        --------------
RETAIL REITS -- 23.5%
Acadia Realty Trust.....................      253,878        3,825,942
Alexander's, Inc. ......................       16,859        4,988,241
CBL & Associates Properties, Inc. (a)...      882,304        8,558,349
Cedar Shopping Centers, Inc. (a)........      288,198        1,858,877
Developers Diversified Realty
  Corp. (a).............................      815,035        7,530,923
Equity One, Inc. (a)....................      250,459        3,924,693
Federal Realty Investment Trust (a).....      389,833       23,924,051
Inland Real Estate Corp. (a)............      469,112        4,109,421
Kimco Realty Corp. (a)..................    2,408,746       31,410,048
Kite Realty Group Trust.................      402,715        1,679,322
Pennsylvania Real Estate Investment
  Trust (a).............................      257,048        1,956,135
Ramco-Gershenson Properties Trust (a)...      185,357        1,653,384
Regency Centers Corp. (a)...............      512,179       18,976,232
Saul Centers, Inc. .....................       47,319        1,518,940
Simon Property Group, Inc. .............    1,811,760      125,790,497
Tanger Factory Outlet Centers,
  Inc. (a)..............................      254,854        9,516,248
Taubman Centers, Inc. (a)...............      336,748       12,149,868
The Macerich Co. (a)....................      509,758       15,460,960
Weingarten Realty Investors (a).........      765,474       15,248,242
                                                        --------------
                                                           294,080,373
                                                        --------------
SPECIALIZED REITS -- 26.4%
Ashford Hospitality Trust, Inc. (a)(b)..      610,636        2,112,801
DiamondRock Hospitality Co. (a)(b)......      690,732        5,594,929
Extra Space Storage, Inc. (a)...........      553,398        5,838,349
FelCor Lodging Trust, Inc. (a)..........      414,219        1,876,412
HCP, Inc. (a)...........................    1,861,159       53,489,710
Health Care REIT, Inc. .................      766,647       31,907,848
Healthcare Realty Trust, Inc. (a).......      376,572        7,956,966
Hersha Hospitality Trust................      307,871          954,400
Hospitality Properties Trust............      781,637       15,921,946
Host Hotels & Resorts, Inc. ............    3,818,506       44,943,816
LaSalle Hotel Properties (a)............      405,872        7,979,444
Nationwide Health Properties, Inc. .....      683,158       21,171,066
Public Storage..........................      822,760       61,904,462
Senior Housing Properties Trust.........      812,628       15,529,321
Sovran Self Storage, Inc. ..............      149,877        4,560,757
Sunstone Hotel Investors, Inc. (a)(b)...      481,333        3,417,464
U-Store-It Trust........................      500,170        3,126,063
Universal Health Realty Income Trust....       70,190        2,284,685
Ventas, Inc. (a)........................    1,001,699       38,565,411
                                                        --------------
                                                           329,135,850
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,567,545,217).................                 1,244,928,999
                                                        --------------

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 17.8%
MONEY MARKET FUNDS -- 17.8%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  219,641,949   $  219,641,949
STIC Prime Portfolio....................    2,028,445        2,028,445
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $221,670,394)...................                   221,670,394
                                                        --------------
TOTAL INVESTMENTS -- 117.5% (E)
  (Cost $1,789,215,611).................                 1,466,599,393
OTHER ASSETS AND
  LIABILITIES -- (17.5)%................                  (218,488,876)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,248,110,517
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


REIT = Real Estate Investment Trust

SPDR KBW BANK ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 10.2%
Northern Trust Corp. ...................      391,552   $   22,772,664
State Street Corp. (a)..................      623,325       32,786,895
The Bank of New York Mellon Corp. ......    1,401,266       40,622,702
                                                        --------------
                                                            96,182,261
                                                        --------------
CONSUMER FINANCE -- 3.5%
Capital One Financial Corp. (b).........      943,532       33,712,398
                                                        --------------
DIVERSIFIED BANKS -- 16.2%
Comerica, Inc. (b)......................    1,091,420       32,382,432
U.S. Bancorp (b)........................    2,687,520       58,749,187
Wells Fargo & Co. (b)...................    2,196,694       61,902,837
                                                        --------------
                                                           153,034,456
                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.4%
Bank of America Corp. ..................    5,018,951       84,920,651
Citigroup, Inc. ........................   15,997,651       77,428,631
JPMorgan Chase & Co. ...................    1,562,833       68,483,342
                                                        --------------
                                                           230,832,624
                                                        --------------
REGIONAL BANKS -- 43.5%
BB&T Corp. (b)..........................    1,515,756       41,289,193
Commerce Bancshares, Inc. (b)...........      504,250       18,778,270
Cullen/Frost Bankers, Inc. (b)..........      381,958       19,724,311
Fifth Third Bancorp (b).................    3,670,488       37,182,043
Huntington Bancshares, Inc. (b).........    7,834,503       36,900,509
Keycorp (b).............................    4,263,472       27,712,568
M&T Bank Corp. (b)......................      612,964       38,199,917
Marshall & Ilsley Corp. (b).............    4,225,237       34,097,663
PNC Financial Services Group, Inc. .....      653,242       31,741,029
Regions Financial Corp. (b).............    6,849,138       42,533,147
SunTrust Banks, Inc. (b)................    1,832,708       41,327,565
Synovus Financial Corp. (b).............    4,063,878       15,239,543
Zions Bancorp (b).......................    1,476,818       26,538,419
                                                        --------------
                                                           411,264,177
                                                        --------------
THRIFTS & MORTGAGE FINANCE -- 2.1%
People's United Financial, Inc. (b).....    1,255,877       19,541,446
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,185,957,148).................                   944,567,362
                                                        --------------
SHORT TERM INVESTMENTS -- 18.2%
MONEY MARKET FUNDS -- 18.2%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  171,737,257      171,737,257
STIC Prime Portfolio....................      591,372          591,372
                                                        --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $172,328,629)...................                   172,328,629
                                                        --------------
TOTAL INVESTMENTS -- 118.1% (E)
  (Cost $1,358,285,777).................                 1,116,895,991
OTHER ASSETS AND
  LIABILITIES -- (18.1)%................                  (171,412,770)
                                                        --------------
NET ASSETS -- 100.0%....................                $  945,483,221
                                                        ==============





(a)  Affiliated issuer. (See accompanying Notes to Schedules of
     Investments.)
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 30.3%
Franklin Resources, Inc. ...............     48,204   $  4,849,322
Janus Capital Group, Inc. (a)...........    308,306      4,371,779
Legg Mason, Inc. (a)....................    135,482      4,204,007
SEI Investments Co. ....................    201,215      3,959,911
State Street Corp. (b)..................    152,799      8,037,228
T. Rowe Price Group, Inc. (a)...........     85,386      3,902,140
                                                      ------------
                                                        29,324,387
                                                      ------------
INVESTMENT BANKING & BROKERAGE -- 53.7%
Greenhill & Co., Inc. ..................     16,252      1,455,854
Investment Technology Group, Inc. (c)...    103,664      2,894,299
Jefferies Group, Inc. (c)...............    153,761      4,186,912
Knight Capital Group, Inc. (Class
  A) (a)(c).............................    146,429      3,184,831
Lazard, Ltd. (Class A)..................     90,886      3,754,501
Morgan Stanley..........................    254,480      7,858,342
optionsXpress Holdings, Inc. ...........    181,268      3,132,311
Piper Jaffray Co., Inc. (c).............     23,442      1,118,652
Raymond James Financial, Inc. ..........    153,428      3,571,804
Stifel Financial Corp. (a)(c)...........     33,834      1,857,487
TD Ameritrade Holding Corp. (c).........    179,809      3,527,853
The Charles Schwab Corp. ...............    307,701      5,892,474
The Goldman Sachs Group, Inc. ..........     52,038      9,593,205
                                                      ------------
                                                        52,028,525
                                                      ------------
SPECIALIZED FINANCE -- 15.9%
CME Group, Inc. ........................     19,707      6,073,500
Interactive Brokers Group, Inc. (Class
  A) (c)................................     87,687      1,742,341
Intercontinental Exchange, Inc. (c).....     29,228      2,840,669
NYSE Euronext...........................    104,752      3,026,285
The Nasdaq OMX Group, Inc. (c)..........     83,109      1,749,445
                                                      ------------
                                                        15,432,240
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $116,189,394)...................                96,785,152
                                                      ------------
SHORT TERM INVESTMENTS -- 5.1%
MONEY MARKET FUNDS -- 5.1%
State Street Navigator Securities
  Lending
  Prime Portfolio (d)(e)................  4,798,836      4,798,836
STIC Prime Portfolio....................    170,941        170,941
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,969,777).....................                 4,969,777
                                                      ------------
TOTAL INVESTMENTS -- 105.0% (F)
  (Cost $121,159,171)...................               101,754,929
OTHER ASSETS AND
  LIABILITIES -- (5.0)%.................                (4,808,770)
                                                      ------------
NET ASSETS -- 100.0%....................              $ 96,946,159
                                                      ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Affiliated issuer. (See accompanying Notes to Schedules of
     Investments.)
(c)  Non-income producing security.
(d)  Investments of cash collateral for securities loaned.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.8%
ASSET MANAGEMENT & CUSTODY BANKS -- 4.5%
Ameriprise Financial, Inc. .............    261,091   $  9,485,436
                                                      ------------
INSURANCE BROKERS -- 6.7%
AON Corp. ..............................    151,087      6,147,730
Marsh & McLennan Cos., Inc. ............    315,946      7,813,345
                                                      ------------
                                                        13,961,075
                                                      ------------
LIFE & HEALTH INSURANCE -- 32.2%
AFLAC, Inc. ............................    320,135     13,682,570
Lincoln National Corp. .................    325,795      8,441,348
MetLife, Inc. ..........................    396,922     15,110,821
Principal Financial Group, Inc. ........    326,868      8,952,914
Prudential Financial, Inc. .............    261,182     13,035,594
Unum Group..............................    386,208      8,280,300
                                                      ------------
                                                        67,503,547
                                                      ------------
MULTI-LINE INSURANCE -- 13.1%
Assurant, Inc. .........................    187,386      6,007,595
Genworth Financial, Inc. (Class A)......    805,434      9,624,936
Hartford Financial Services
  Group, Inc. ..........................    441,868     11,709,502
                                                      ------------
                                                        27,342,033
                                                      ------------
PROPERTY & CASUALTY INSURANCE -- 35.8%
Axis Capital Holdings, Ltd. ............    232,165      7,006,740
Chubb Corp. ............................    294,901     14,865,959
Cincinnati Financial Corp. .............    213,119      5,538,963
Fidelity National Financial, Inc.
  (Class A).............................    285,214      4,301,027
MBIA, Inc. (a)(b).......................    558,070      4,330,623
The Allstate Corp. .....................    265,552      8,131,202
The Progressive Corp. (b)...............    413,246      6,851,619
The Travelers Cos., Inc. ...............    284,894     14,025,332
XL Capital, Ltd. (Class A) (a)..........    574,503     10,030,822
                                                      ------------
                                                        75,082,287
                                                      ------------
REINSURANCE -- 4.3%
Arch Capital Group, Ltd. (b)............     45,341      3,062,331
Everest Re Group, Ltd. .................     66,669      5,846,871
                                                      ------------
                                                         8,909,202
                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 3.2%
MGIC Investment Corp. (a)(b)............    911,458      6,753,904
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $211,391,057)...................               209,037,484
                                                      ------------
SHORT TERM INVESTMENTS -- 2.7%
MONEY MARKET FUNDS -- 2.7%
State Street Navigator Securities
  Lending
  Prime Portfolio (c)(d)................  5,502,768      5,502,768
STIC Prime Portfolio....................    205,314        205,314
                                                      ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,708,082).....................                 5,708,082
                                                      ------------
TOTAL INVESTMENTS -- 102.5% (E)
  (Cost $217,099,139)...................               214,745,566
OTHER ASSETS AND
  LIABILITIES -- (2.5)%.................                (5,308,978)
                                                      ------------
NET ASSETS -- 100.0%....................              $209,436,588
                                                      ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR KBW MORTGAGE FINANCE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.9%
COMMERCIAL BANKS -- 5.7%
Popular, Inc. ..........................  94,508   $  267,458
United Community Banks, Inc. (a)........  18,824       94,122
                                                   ----------
                                                      361,580
                                                   ----------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
PHH Corp. (a)...........................  14,589      289,446
                                                   ----------
HOUSEHOLD DURABLES -- 35.4%
D.R. Horton, Inc. ......................  39,267      448,036
KB HOME.................................  14,619      242,822
Lennar Corp. (Class A)..................  16,406      233,785
M.D.C. Holdings, Inc. ..................   7,216      250,684
Meritage Homes Corp. (a)................  10,932      221,920
Pulte Homes, Inc. ......................  42,336      465,273
Ryland Group, Inc. .....................   8,047      169,550
Toll Brothers, Inc. (a).................  10,780      210,641
                                                   ----------
                                                    2,242,711
                                                   ----------
INSURANCE -- 8.2%
Fidelity National Financial, Inc.
  (Class A).............................  16,748      252,560
First American Corp. ...................   8,233      266,502
                                                   ----------
                                                      519,062
                                                   ----------
IT SERVICES -- 7.9%
Lender Processing Services, Inc. .......  13,177      502,966
                                                   ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.3%
Avatar Holdings, Inc. (a)...............   4,422       84,018
                                                   ----------
THRIFTS & MORTGAGE FINANCE -- 36.8%
Astoria Financial Corp. ................  15,612      172,357
Capitol Federal Financial...............   5,219      171,810
Hudson City Bancorp, Inc. ..............  33,176      436,264
MGIC Investment Corp. (a)...............  15,742      116,648
New York Community Bancorp, Inc. .......  43,540      497,227
New Alliance Bancshares, Inc. ..........  19,148      204,884
Ocwen Financial Corp. (a)...............  24,507      277,419
TFS Financial Corp. ....................  11,378      135,398
Washington Federal, Inc. ...............  18,842      317,676
                                                   ----------
                                                    2,329,683
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $6,144,119).....................            6,329,466
                                                   ----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional Liquid
  Reserves Fund (b)
  (Cost $9,308).........................   9,308        9,308
                                                   ----------
TOTAL INVESTMENTS -- 100.0% (C)
  (Cost $6,153,427).....................            6,338,774
OTHER ASSETS AND
  LIABILITIES -- 0.0% (D)...............                  (86)
                                                   ----------
NET ASSETS -- 100.0%....................           $6,338,688
                                                   ==========





(a)  Non-income producing security.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
(c) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d)  Amount represents less than 0.05% of net assets.

SPDR KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 99.7%
REGIONAL BANKS -- 89.4%
Associated Ban-Corp. (a)................      704,638   $   8,046,966
BancorpSouth, Inc. (a)..................      390,313       9,527,540
Bank of Hawaii Corp. (a)................      254,722      10,581,152
BOK Financial Corp. (a).................      189,640       8,784,125
Boston Private Financial Holdings,
  Inc. (a)..............................    1,669,498      10,868,432
Cathay General Bancorp (a)..............      764,299       6,183,179
Central Pacific Financial Corp. (a).....    1,062,437       2,677,341
Citizens Republic Bancorp, Inc. (a)(b)..    3,311,910       2,517,052
City National Corp. (a).................      227,677       8,863,466
Community Bank System, Inc. (a).........      482,450       8,814,361
CVB Financial Corp. (a).................    1,436,415      10,902,390
East West Bancorp, Inc. ................    1,208,762      10,032,725
F.N.B. Corp. (a)........................    1,561,061      11,099,144
First Commonwealth Financial Corp. (a)..    1,111,134       6,311,241
First Horizon National Corp. (a)(b).....      590,806       7,816,362
First Midwest Bancorp, Inc. (a).........      780,623       8,797,621
FirstMerit Corp. .......................      553,047      10,524,484
Fulton Financial Corp. (a)..............    1,371,433      10,093,747
Glacier Bancorp, Inc. (a)...............      504,029       7,530,193
Hancock Holding Co. (a).................      287,224      10,791,006
IBERIABANK Corp. (a)....................      167,938       7,651,255
MB Financial, Inc. .....................      585,440      12,276,677
National Penn Bancshares, Inc. .........    1,197,911       7,319,236
Old National Bancorp (a)................      932,361      10,442,443
Pacific Capital Bancorp (a).............    1,127,450       1,623,528
PacWest Bancorp (a).....................      569,090      10,841,164
Pinnacle Financial Partners,
  Inc. (a)(b)...........................      731,773       9,300,835
PrivateBancorp, Inc. ...................      346,915       8,485,541
Prosperity Bancshares, Inc. (a).........      254,753       8,862,857
S&T Bancorp, Inc. (a)...................      390,296       5,058,236
Signature Bank (b)......................      341,471       9,902,659
Sterling Bancshares, Inc. (a)...........    1,143,642       8,360,023
Susquehanna Bancshares, Inc. (a)........    1,089,530       6,417,332
SVB Financial Group (a)(b)..............      271,041      11,727,944
TCF Financial Corp. (a).................      542,012       7,067,836
Trustmark Corp. (a).....................      428,215       8,157,496
UCBH Holdings, Inc. (a).................    2,780,682       2,224,546
UMB Financial Corp. ....................      189,677       7,670,538
Umpqua Holdings Corp. (a)...............      780,633       8,274,710
United Bankshares, Inc. (a).............      363,156       7,114,226
Valley National Bancorp (a).............      699,272       8,594,053
Westamerica Bancorp (a).................      151,813       7,894,276
Whitney Holding Corp. (a)...............      775,170       7,395,122
Wilmington Trust Corp. (a)..............      574,576       8,158,979
Wintrust Financial Corp. (a)............      298,143       8,336,078
                                                        -------------
                                                          369,920,117
                                                        -------------
THRIFTS & MORTGAGE FINANCE -- 10.3%
Brookline Bancorp, Inc. ................      845,610       8,219,330
First Niagara Financial Group, Inc. ....      623,394       7,686,448
Hudson City Bancorp, Inc. ..............      569,101       7,483,678
Provident Financial Services, Inc. .....      818,421       8,421,552
Webster Financial Corp. ................      856,368      10,678,909
                                                        -------------
                                                           42,489,917
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $651,707,791)...................                  412,410,034
                                                        -------------
SHORT TERM INVESTMENTS -- 25.2%
MONEY MARKET FUNDS -- 25.2%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  103,644,640     103,644,640
STIC Prime Portfolio....................      384,712         384,712
                                                        -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $104,029,352)...................                  104,029,352
                                                        -------------
TOTAL INVESTMENTS -- 124.9% (E)
  (Cost $755,737,143)...................                  516,439,386
OTHER ASSETS AND
  LIABILITIES -- (24.9)%................                 (102,864,012)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 413,575,374
                                                        =============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 18.4%
Cisco Systems, Inc. (a).................     258,732   $  6,090,551
Juniper Networks, Inc. (a)..............     255,437      6,901,908
Motorola, Inc. .........................     967,702      8,312,560
Nokia Oyj ADR (b).......................     274,432      4,012,196
QUALCOMM, Inc. .........................     122,893      5,527,727
Research In Motion, Ltd. (a)............     100,526      6,790,532
Telefonaktiebolaget LM Ericsson (Class
  B) ADR (b)............................     554,206      5,553,144
                                                       ------------
                                                         43,188,618
                                                       ------------
COMPUTERS & PERIPHERALS -- 21.9%
Apple, Inc. (a).........................      47,841      8,868,286
Dell, Inc. (a)..........................     388,340      5,926,068
EMC Corp. (a)...........................     391,748      6,675,386
Hewlett-Packard Co. ....................     121,680      5,744,513
International Business Machines Corp. ..      51,557      6,166,733
NetApp, Inc. (a)........................     316,673      8,448,836
Sun Microsystems, Inc. (a)..............   1,035,158      9,409,586
                                                       ------------
                                                         51,239,408
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.5%
Flextronics International, Ltd. (a).....   1,729,427     12,901,525
                                                       ------------
INTERNET & CATALOG RETAIL -- 3.3%
Amazon.com, Inc. (a)....................      83,524      7,797,801
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 8.5%
eBay, Inc. (a)..........................     297,988      7,035,497
Google, Inc. (Class A) (a)..............      13,930      6,907,190
Yahoo!, Inc. (a)(b).....................     330,456      5,885,421
                                                       ------------
                                                         19,828,108
                                                       ------------
IT SERVICES -- 7.5%
Accenture PLC (Class A).................     133,652      4,981,210
Automatic Data Processing, Inc. ........     114,549      4,501,776
Infosys Technologies, Ltd. ADR..........     168,441      8,167,704
                                                       ------------
                                                         17,650,690
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 16.9%
Analog Devices, Inc. ...................     226,988      6,260,329
Applied Materials, Inc. ................     425,073      5,695,978
Broadcom Corp. (Class A) (a)............     244,855      7,514,600
Intel Corp. ............................     297,518      5,822,427
NVIDIA Corp. (a)........................     505,381      7,595,877
Texas Instruments, Inc. ................     285,570      6,765,153
                                                       ------------
                                                         39,654,364
                                                       ------------
SOFTWARE -- 17.9%
Activision Blizzard, Inc. (a)...........     453,234      5,615,569
Adobe Systems, Inc. (a).................     194,582      6,428,989
Intuit, Inc. (a)........................     185,204      5,278,314
Microsoft Corp. ........................     225,217      5,830,868
Oracle Corp. ...........................     242,236      5,048,198
Salesforce.com, Inc. (a)(b).............     133,351      7,591,673
SAP AG ADR..............................     124,871      6,102,446
                                                       ------------
                                                         41,896,057
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $241,937,150)...................                234,156,571
                                                       ------------
SHORT TERM INVESTMENTS -- 4.8%
MONEY MARKET FUNDS -- 4.8%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  11,028,005     11,028,005
STIC Prime Portfolio....................     168,384        168,384
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $11,196,389)....................                 11,196,389
                                                       ------------
TOTAL INVESTMENTS -- 104.7% (E)
  (Cost $253,133,539)...................                245,352,960
OTHER ASSETS AND
  LIABILITIES -- (4.7)%.................                (11,068,030)
                                                       ------------
NET ASSETS -- 100.0%....................               $234,284,930
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Investment of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)


ADR = American Depositary Receipt

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 1.1%
Johnson Controls, Inc. .................      394,950   $   10,094,922
                                                        --------------
BEVERAGES -- 3.4%
PepsiCo, Inc. ..........................      258,930       15,188,834
The Coca-Cola Co. ......................      316,940       17,019,678
                                                        --------------
                                                            32,208,512
                                                        --------------
CAPITAL MARKETS -- 1.1%
Eaton Vance Corp. (a)...................      367,630       10,289,964
                                                        --------------
CHEMICALS -- 6.1%
Air Products & Chemicals, Inc. .........      151,075       11,720,399
PPG Industries, Inc. (a)................      328,320       19,111,507
RPM International, Inc. ................    1,394,918       25,792,034
                                                        --------------
                                                            56,623,940
                                                        --------------
COMMERCIAL BANKS -- 7.0%
BB&T Corp. (a)..........................      384,797       10,481,870
Commerce Bancshares, Inc. ..............      335,200       12,482,848
M&T Bank Corp. (a)......................      366,948       22,868,200
National Penn Bancshares, Inc. (a)......    3,184,003       19,454,258
                                                        --------------
                                                            65,287,176
                                                        --------------
COMMERCIAL SERVICES & SUPPLIES -- 6.4%
ABM Industries, Inc. (a)................      542,179       11,407,446
Avery Dennison Corp. (a)................      401,119       14,444,295
Pitney Bowes, Inc. (a)..................    1,371,622       34,084,807
                                                        --------------
                                                            59,936,548
                                                        --------------
COMPUTERS & PERIPHERALS -- 1.8%
Diebold, Inc. ..........................      525,385       17,300,928
                                                        --------------
CONTAINERS & PACKAGING -- 4.0%
Bemis Co., Inc. ........................      612,727       15,875,756
Sonoco Products Co. ....................      766,809       21,117,920
                                                        --------------
                                                            36,993,676
                                                        --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%
CenturyTel, Inc. .......................      981,667       32,984,011
                                                        --------------
ELECTRICAL EQUIPMENT -- 1.9%
Emerson Electric Co. ...................      447,377       17,930,870
                                                        --------------
FOOD & STAPLES RETAILING -- 2.5%
SUPERVALU, Inc. (a).....................    1,552,563       23,381,599
                                                        --------------
GAS UTILITIES -- 8.0%
National Fuel Gas Co. ..................      317,525       14,545,820
Northwest Natural Gas Co. (a)...........      421,929       17,577,562
Piedmont Natural Gas Co., Inc. .........      899,987       21,545,689
WGL Holdings, Inc. (a)..................      634,905       21,040,752
                                                        --------------
                                                            74,709,823
                                                        --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Teleflex, Inc. .........................      316,700       15,299,777
                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
McDonald's Corp. .......................      300,575       17,153,815
                                                        --------------
HOUSEHOLD DURABLES -- 3.0 %
Leggett & Platt, Inc. (a)...............    1,462,074       28,364,236
                                                        --------------
HOUSEHOLD PRODUCTS -- 5.5%
Kimberly-Clark Corp. ...................      326,260       19,242,815
Procter & Gamble Co. ...................      285,112       16,513,687
The Clorox Co. (a)......................      273,178       16,068,330
                                                        --------------
                                                            51,824,832
                                                        --------------
INDUSTRIAL CONGLOMERATES -- 4.2%
3M Co. .................................      187,548       13,841,042
Carlisle Cos., Inc. (a).................      285,417        9,678,490
General Electric Co. ...................      943,044       15,484,783
                                                        --------------
                                                            39,004,315
                                                        --------------
INSURANCE -- 6.3%
AFLAC, Inc. ............................      333,600       14,258,064
Chubb Corp. ............................      278,992       14,063,987
Cincinnati Financial Corp. (a)..........    1,166,254       30,310,941
                                                        --------------
                                                            58,632,992
                                                        --------------
IT SERVICES -- 1.8%
Automatic Data Processing, Inc. ........      422,083       16,587,862
                                                        --------------
MACHINERY -- 3.4%
Dover Corp. ............................      406,552       15,757,956
The Stanley Works.......................      377,947       16,134,557
                                                        --------------
                                                            31,892,513
                                                        --------------
MEDIA -- 1.3%
The McGraw-Hill Cos., Inc. .............      471,278       11,847,929
                                                        --------------
MULTI-UTILITIES -- 12.1%
Black Hills Corp. (a)...................    1,075,314       27,065,653
Consolidated Edison, Inc. (a)...........      701,034       28,700,332
Integrys Energy Group, Inc. (a).........      835,438       29,983,870
Vectren Corp. (a).......................    1,171,908       27,000,760
                                                        --------------
                                                           112,750,615
                                                        --------------
PHARMACEUTICALS -- 8.6%
Abbott Laboratories.....................      366,100       18,110,967
Eli Lilly & Co. ........................      847,839       28,004,122
Johnson & Johnson.......................      254,424       15,491,878
Pfizer, Inc. ...........................    1,123,417       18,592,551
                                                        --------------
                                                            80,199,518
                                                        --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
V. F. Corp. (a).........................      232,067       16,808,613
                                                        --------------
WATER UTILITIES -- 1.6%
American States Water Co. (a)...........      408,441       14,777,395
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $823,058,502)...................                   932,886,381
                                                        --------------

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 12.4%
MONEY MARKET FUNDS -- 12.4%
State Street Navigator Securities
  Lending Prime Portfolio (b)(c)........  113,981,113   $  113,981,113
STIC Prime Portfolio....................    2,122,856        2,122,856
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $116,103,969)...................                   116,103,969
                                                        --------------
TOTAL INVESTMENTS -- 112.2% (D)
  (Cost $939,162,471)...................                 1,048,990,350
OTHER ASSETS AND
  LIABILITIES -- (12.2)%................                  (113,999,913)
                                                        --------------
NET ASSETS -- 100.0%....................                $  934,990,437
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Investments of cash collateral for securities loaned.
(c)  Affiliated Fund managed by SSgA Funds Managament, Inc.
(d) Unless otherwise indicated, the value of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES         VALUE
--------------------                         ------         -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 100.0%
Acorda Therapeutics, Inc. (a)(b)........      703,139   $  16,369,076
Alexion Pharmaceuticals, Inc. (a)(b)....      362,314      16,137,466
Alkermes, Inc. (a)(b)...................    1,742,276      16,011,516
Alnylam Pharmaceuticals, Inc. (a)(b)....      734,037      16,647,959
Amgen, Inc. (b).........................      282,064      16,988,715
Amylin Pharmaceuticals, Inc. (a)(b).....    1,312,973      17,974,600
Biogen Idec, Inc. (b)...................      324,922      16,415,059
BioMarin Pharmaceutical, Inc. (a)(b)....      946,475      17,112,268
Celgene Corp. (b).......................      317,617      17,754,790
Cell Therapeutics, Inc. (a)(b)..........   11,631,534      14,306,787
Cephalon, Inc. (a)(b)...................      281,022      16,366,721
Cubist Pharmaceuticals, Inc. (a)(b).....      751,740      15,185,148
Dendreon Corp. (a)(b)...................      692,796      19,391,360
Genzyme Corp. (a)(b)....................      295,613      16,770,126
Gilead Sciences, Inc. (b)...............      358,304      16,689,800
Human Genome Sciences, Inc. (a)(b)......      859,389      16,173,701
Isis Pharmaceuticals, Inc. (a)(b).......    1,066,324      15,536,341
Martek Biosciences Corp. (a)(b).........      677,494      15,304,590
Myriad Genetics, Inc. (b)...............      535,957      14,685,222
Onyx Pharmaceuticals, Inc. (a)(b).......      472,453      14,159,416
OSI Pharmaceuticals, Inc. (a)(b)........      480,713      16,969,169
Regeneron Pharmaceuticals, Inc. (a)(b)..      754,841      14,568,431
Savient Pharmaceuticals, Inc. (a)(b)....    1,091,615      16,592,548
Seattle Genetics, Inc. (a)(b)...........    1,189,994      16,695,616
Theravance, Inc. (a)(b).................      907,500      13,285,800
United Therapeutics Corp. (a)(b)........      331,960      16,262,720
Vertex Pharmaceuticals, Inc. (a)(b).....      459,804      17,426,572
                                                        -------------
TOTAL COMMON STOCKS --
  (Cost $469,122,322)...................                  437,781,517
                                                        -------------
SHORT TERM INVESTMENTS -- 28.0%
MONEY MARKET FUNDS -- 28.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  122,717,536     122,717,536
STIC Prime Portfolio....................      140,563         140,563
                                                        -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $122,858,099)...................                  122,858,099
                                                        -------------
TOTAL INVESTMENTS -- 128.0% (E)
  (Cost $591,980,421)...................                  560,639,616
OTHER ASSETS AND
  LIABILITIES -- (28.0)%................                 (122,802,533)
                                                        -------------
NET ASSETS -- 100.0%....................                $ 437,837,083
                                                        =============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
BUILDING PRODUCTS -- 28.0%
Ameron International Corp. .............      499,453   $   34,951,721
Lennox International, Inc. (a)..........    1,036,860       37,451,383
Masco Corp. (a).........................    2,654,346       34,294,150
Owens Corning, Inc. (a)(b)..............    1,554,056       34,888,557
Simpson Manufacturing Co., Inc. (a).....    1,466,783       37,050,939
Universal Forest Products, Inc. (a).....      918,684       36,251,271
USG Corp. (a)(b)........................    2,431,525       41,773,599
                                                        --------------
                                                           256,661,620
                                                        --------------
HOME FURNISHINGS -- 13.0%
Leggett & Platt, Inc. (a)...............    2,019,229       39,173,043
Mohawk Industries, Inc. (a)(b)..........      769,024       36,674,754
Tempur-Pedic International, Inc. (b)....    2,283,988       43,258,733
                                                        --------------
                                                           119,106,530
                                                        --------------
HOME FURNISHING RETAIL -- 12.7%
Aaron's, Inc. (a).......................    1,430,525       37,765,860
Bed Bath & Beyond, Inc. (a)(b)..........    1,025,268       38,488,561
Williams-Sonoma, Inc. (a)...............    1,983,130       40,118,720
                                                        --------------
                                                           116,373,141
                                                        --------------
HOME IMPROVEMENT RETAIL -- 12.2%
Lowe's Cos., Inc. ......................    1,756,321       36,777,362
The Home Depot, Inc. ...................    1,376,697       36,675,208
The Sherwin-Williams Co. (a)............      634,994       38,201,239
                                                        --------------
                                                           111,653,809
                                                        --------------
HOMEBUILDING -- 33.9%
D.R. Horton, Inc. (a)...................    2,965,998       33,842,037
KB HOME (a).............................    2,012,652       33,430,150
Lennar Corp. (Class A) (a)..............    2,395,751       34,139,452
M.D.C. Holdings, Inc. (a)...............    1,030,113       35,786,126
Meritage Homes Corp. (a)(b).............    1,717,065       34,856,419
NVR, Inc. (a)(b)........................       57,417       36,595,873
Pulte Homes, Inc. (a)...................    3,060,066       33,630,125
Ryland Group, Inc. (a)..................    1,655,051       34,871,925
Toll Brothers, Inc. (a)(b)..............    1,735,321       33,908,172
                                                        --------------
                                                           311,060,279
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $893,684,630)...................                   914,855,379
                                                        --------------
SHORT TERM INVESTMENTS -- 25.0%
MONEY MARKET FUNDS -- 25.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  228,062,884      228,062,884
STIC Prime Portfolio....................    1,106,480        1,106,480
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $229,169,364)...................                   229,169,364
                                                        --------------
TOTAL INVESTMENTS -- 124.8% (E)
  (Cost $1,122,853,994).................                 1,144,024,743
OTHER ASSETS AND
  LIABILITIES -- (24.8)%................                  (227,625,976)
                                                        --------------
NET ASSETS -- 100.0%....................                $  916,398,767
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.8%
ALUMINUM -- 4.4%
Alcoa, Inc. (a).........................   2,493,986   $ 32,721,096
                                                       ------------
COAL & CONSUMABLE FUELS -- 22.7%
Alpha Natural Resources, Inc. (b).......     925,873     32,498,142
Arch Coal, Inc. (a).....................   1,690,848     37,418,466
CONSOL Energy, Inc. ....................     783,292     35,334,302
Massey Energy Co. (a)...................   1,080,278     30,128,954
Peabody Energy Corp. ...................     884,115     32,906,761
                                                       ------------
                                                        168,286,625
                                                       ------------
DIVERSIFIED METALS & MINING -- 8.8%
Compass Minerals International,
  Inc. (a)..............................     553,074     34,080,420
Freeport-McMoRan Copper & Gold, Inc. ...     460,369     31,585,917
                                                       ------------
                                                         65,666,337
                                                       ------------
GOLD -- 8.2%
Newmont Mining Corp. ...................     696,195     30,646,504
Royal Gold, Inc. .......................     670,368     30,568,781
                                                       ------------
                                                         61,215,285
                                                       ------------
PRECIOUS METALS & MINERALS -- 8.6%
Coeur d'Alene Mines Corp. (a)(b)........   1,544,925     31,670,962
Hecla Mining Co. (a)(b).................   7,379,648     32,396,655
                                                       ------------
                                                         64,067,617
                                                       ------------
STEEL -- 47.1%
AK Steel Holding Corp. (a)..............   1,503,320     29,660,504
Allegheny Technologies, Inc. (a)........     967,365     33,848,101
Carpenter Technology Corp. .............   1,373,326     32,122,095
Cliffs Natural Resources, Inc. (a)......   1,071,654     34,678,724
Commercial Metals Co. (a)...............   1,710,448     30,617,019
Nucor Corp. ............................     698,686     32,845,229
Reliance Steel & Aluminum Co. ..........     799,916     34,044,425
Schnitzer Steel Industries, Inc.
  (Class A)(a)..........................     566,545     30,168,521
Steel Dynamics, Inc. ...................   1,890,097     28,994,088
United States Steel Corp. (a)...........     706,400     31,342,968
Worthington Industries, Inc. (a)........   2,235,766     31,077,147
                                                       ------------
                                                        349,398,821
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $716,074,709)...................                741,355,781
                                                       ------------
SHORT TERM INVESTMENTS -- 12.4%
MONEY MARKET FUNDS -- 12.4 %
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  91,012,408     91,012,408
STIC Prime Portfolio....................     727,239        727,239
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $91,739,647).....                 91,739,647
                                                       ------------
TOTAL INVESTMENTS -- 112.2% (E)
  (Cost $807,814,356)...................                833,095,428
OTHER ASSETS AND
  LIABILITIES -- (12.2)%................                (90,542,014)
                                                       ------------
NET ASSETS -- 100.0%....................               $742,553,414
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 35.8%
Atwood Oceanics, Inc. (a)(b)............     312,787   $ 11,031,997
Diamond Offshore Drilling, Inc. (b).....     108,077     10,323,515
ENSCO International, Inc. ..............     247,402     10,524,481
Helmerich & Payne, Inc. (b).............     268,543     10,615,505
Nabors Industries, Ltd. (a)(b)..........     528,073     11,036,726
Patterson-UTI Energy, Inc. (b)..........     694,944     10,493,654
Pride International, Inc. (a)(b)........     338,013     10,289,116
Rowan Cos., Inc. (b)....................     448,327     10,342,904
Unit Corp. (a)(b).......................     248,543     10,252,399
                                                       ------------
                                                         94,910,297
                                                       ------------
OIL & GAS EQUIPMENT & SERVICES -- 60.1%
Baker Hughes, Inc. .....................     269,199     11,484,029
BJ Services Co. ........................     588,585     11,436,207
Cameron International Corp. (a)(b)......     271,050     10,251,111
Dresser-Rand Group, Inc. (a)............     324,958     10,096,445
Dril-Quip, Inc. (a).....................     213,327     10,589,552
FMC Technologies, Inc. (a)(b)...........     196,316     10,255,548
Halliburton Co. ........................     387,689     10,514,126
National-Oilwell Varco, Inc. (a)........     258,298     11,140,393
Oceaneering International, Inc. (a).....     175,471      9,957,979
Oil States International, Inc. (a)(b)...     311,893     10,956,801
Schlumberger, Ltd. .....................     167,553      9,986,159
SEACOR Holdings, Inc. (a)...............     129,948     10,607,655
Smith International, Inc. (b)...........     369,441     10,602,957
Superior Energy Services, Inc. (a)......     472,310     10,636,421
Tidewater, Inc. (b).....................     227,031     10,690,890
                                                       ------------
                                                        159,206,273
                                                       ------------
OIL & GAS EXPLORATION & PRODUCTION -- 4.0%
Helix Energy Solutions Group, Inc. (a)..     707,077     10,592,013
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $249,758,693)...................                264,708,583
                                                       ------------
SHORT TERM INVESTMENTS -- 22.2%
MONEY MARKET FUNDS -- 22.2%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  58,524,330     58,524,330
STIC Prime Portfolio....................     300,279        300,279
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $58,824,609)....................                 58,824,609
                                                       ------------
TOTAL INVESTMENTS -- 122.1% (E)
  (Cost $308,583,302)...................                323,533,192
OTHER ASSETS AND
  LIABILITIES -- (22.1)%................                (58,490,585)
                                                       ------------
NET ASSETS -- 100.0%....................               $265,042,607
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 11.7%
Chevron Corp. ..........................     146,944   $ 10,349,266
ConocoPhillips..........................     226,143     10,212,618
Exxon Mobil Corp. ......................     148,505     10,188,928
Occidental Petroleum Corp. .............     135,017     10,585,333
                                                       ------------
                                                         41,336,145
                                                       ------------
OIL & GAS EXPLORATION & PRODUCTION -- 69.9%
Anadarko Petroleum Corp. ...............     177,495     11,134,261
Apache Corp. ...........................     113,757     10,446,305
Cabot Oil & Gas Corp. ..................     279,087      9,977,360
Chesapeake Energy Corp. (a).............     398,004     11,303,314
Cimarex Energy Co. (a)..................     259,686     11,249,598
Concho Resources, Inc. (b)..............     282,533     10,261,599
Denbury Resources, Inc. (a)(b)..........     651,822      9,862,067
Devon Energy Corp. .....................     158,356     10,662,110
Encore Acquisition Co. (b)..............     279,758     10,462,949
EOG Resources, Inc. ....................     136,853     11,428,594
EXCO Resources, Inc. (a)(b).............     628,547     11,747,543
Forest Oil Corp. (a)(b).................     593,084     11,606,654
Newfield Exploration Co. (b)............     241,827     10,292,157
Noble Energy, Inc. .....................     157,221     10,370,297
Petrohawk Energy Corp. (b)..............     437,148     10,583,353
Pioneer Natural Resources Co. (a).......     313,758     11,386,278
Plains Exploration & Production
  Co. (b)...............................     363,803     10,062,791
Range Resources Corp. (a)...............     206,439     10,189,829
SandRidge Energy, Inc. (a)(b)...........     793,621     10,285,328
Southwestern Energy Co. (b).............     249,921     10,666,628
Ultra Petroleum Corp. (b)...............     215,788     10,564,980
Whiting Petroleum Corp. (a)(b)..........     186,251     10,724,333
XTO Energy, Inc. (a)....................     256,844     10,612,794
                                                       ------------
                                                        245,881,122
                                                       ------------
OIL & GAS REFINING & MARKETING -- 18.3%
Frontier Oil Corp. (a)..................     775,843     10,799,735
Holly Corp. (a).........................     449,233     11,509,349
Sunoco, Inc. (a)........................     378,060     10,755,807
Tesoro Corp. (a)........................     696,260     10,429,975
Valero Energy Corp. (a).................     549,159     10,648,193
World Fuel Services Corp. (a)...........     209,969     10,093,209
                                                       ------------
                                                         64,236,268
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $382,467,083)...................                351,453,535
                                                       ------------
SHORT TERM INVESTMENTS -- 17.2%
MONEY MARKET FUNDS -- 17.2%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  60,229,185     60,229,185
STIC Prime Portfolio....................     216,137        216,137
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $60,445,322)....................                 60,445,322
                                                       ------------
TOTAL INVESTMENTS -- 117.1% (E)
  (Cost $442,912,405)...................                411,898,857
OTHER ASSETS AND
  LIABILITIES -- (17.1)%................                (60,009,352)
                                                       ------------
NET ASSETS -- 100.0%....................               $351,889,505
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
PHARMACEUTICALS -- 99.9%
Abbott Laboratories.....................      44,040   $  2,178,659
Allergan, Inc. .........................      36,575      2,075,997
Auxilium Pharmaceuticals, Inc. (a)(b)...      68,160      2,331,754
Bristol-Myers Squibb Co. ...............      92,490      2,082,875
Eli Lilly & Co. (a).....................      62,845      2,075,770
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)...........................      89,867      2,033,690
Forest Laboratories, Inc. (b)...........      70,899      2,087,267
Johnson & Johnson.......................      34,135      2,078,480
King Pharmaceuticals, Inc. (a)(b).......     194,024      2,089,638
Medicis Pharmaceutical Corp. (Class
  A) (a)................................     105,607      2,254,709
Merck & Co., Inc. (a)...................      63,385      2,004,868
Mylan, Inc. (a)(b)......................     136,050      2,178,160
Nektar Therapeutics (a)(b)..............     247,300      2,408,702
Par Pharmaceutical Cos., Inc. (a)(b)....      95,267      2,049,193
Perrigo Co. (a).........................      66,107      2,246,977
Pfizer, Inc. (a)........................     126,922      2,100,559
Salix Pharmaceuticals, Ltd. (a)(b)......     154,147      3,277,165
Schering-Plough Corp. (a)...............      72,369      2,044,424
Sepracor, Inc. (b)......................      90,382      2,069,748
Valeant Pharmaceuticals
  International (a)(b)..................      78,096      2,191,374
ViroPharma, Inc. (a)(b).................     258,457      2,486,356
Watson Pharmaceuticals, Inc. (a)(b).....      56,612      2,074,264
Wyeth...................................      43,212      2,099,239
XenoPort, Inc. (a)(b)...................     105,607      2,242,037
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $43,847,930)                                     52,761,905
                                                       ------------
SHORT TERM INVESTMENTS -- 27.3 %
MONEY MARKET FUNDS -- 27.3 %
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  14,423,792     14,423,792
STIC Prime Portfolio....................      26,172         26,172
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $14,449,964)....................                 14,449,964
                                                       ------------
TOTAL INVESTMENTS -- 127.2% (E)
  (Cost $58,297,894)....................                 67,211,869
OTHER ASSETS AND
  LIABILITIES -- (27.2)%................                (14,374,433)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 52,837,436
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.0%
APPAREL RETAIL -- 33.5%
Abercrombie & Fitch Co. (Class A) (a)...     305,872   $ 10,057,071
Aeropostale, Inc. (a)(b)................     227,850      9,904,639
American Eagle Outfitters, Inc. ........     589,308      9,935,733
AnnTaylor Stores Corp. (a)(b)...........     608,077      9,662,344
Charming Shoppes, Inc. (a)(b)...........   1,860,701      9,136,042
Chico's FAS, Inc. (b)...................     716,209      9,310,717
Collective Brands, Inc. (a)(b)..........     539,893      9,356,346
Foot Locker, Inc. ......................     898,077     10,732,020
Guess ?, Inc. ..........................     263,133      9,746,446
Gymboree Corp. (b)......................     207,527     10,040,156
J. Crew Group, Inc. (b).................     281,239     10,073,981
Jos. A. Bank Clothiers, Inc. (b)........     209,390      9,374,390
Limited Brands, Inc. ...................     620,948     10,549,906
Mens Wearhouse, Inc. (a)................     387,171      9,563,124
Ross Stores, Inc. (a)...................     205,802      9,831,162
The Buckle, Inc. (a)....................     337,004     11,505,317
The Children's Place Retail Stores,
  Inc. (a)(b)...........................     349,929     10,483,873
The Dress Barn, Inc. (a)(b).............     538,571      9,656,578
The Gap, Inc. ..........................     443,693      9,495,030
The TJX Cos., Inc. .....................     261,611      9,718,849
Urban Outfitters, Inc. (b)..............     321,588      9,702,310
                                                       ------------
                                                        207,836,034
                                                       ------------
AUTOMOTIVE RETAIL -- 11.2%
Advance Auto Parts, Inc. ...............     244,834      9,617,079
AutoNation, Inc. (a)(b).................     536,589      9,701,529
AutoZone, Inc. (a)(b)...................      65,378      9,559,571
CarMax, Inc. (b)........................     533,481     11,149,753
Group 1 Automotive, Inc. (a)............     346,987      9,316,601
O'Reilly Automotive, Inc. (a)(b)........     261,688      9,457,404
Penske Automotive Group, Inc. (a).......     567,953     10,893,339
                                                       ------------
                                                         69,695,276
                                                       ------------
COMPUTER & ELECTRONICS RETAIL -- 4.7%
Best Buy Co., Inc. .....................     240,976      9,041,420
GameStop Corp. (Class A) (a)(b).........     387,928     10,268,454
RadioShack Corp. .......................     577,991      9,577,311
                                                       ------------
                                                         28,887,185
                                                       ------------
DEPARTMENT STORES -- 8.2%
J. C. Penney Co., Inc. (a)..............     303,292     10,236,105
Kohl's Corp. (b)........................     173,728      9,911,182
Macy's, Inc. (a)........................     596,242     10,905,266
Nordstrom, Inc. (a).....................     326,649      9,975,861
Sears Holdings Corp. (a)(b).............     149,228      9,746,081
                                                       ------------
                                                         50,774,495
                                                       ------------
DRUG RETAIL -- 3.2%
CVS Caremark Corp. .....................     262,331      9,375,710
Walgreen Co. ...........................     281,194     10,536,339
                                                       ------------
                                                         19,912,049
                                                       ------------
FOOD RETAIL -- 9.2%
Casey's General Stores, Inc. (a)........     310,666      9,748,699
Ruddick Corp. (a).......................     351,326      9,352,298
Safeway, Inc. ..........................     478,926      9,444,421
SUPERVALU, Inc. (a).....................     593,677      8,940,776
The Kroger Co. .........................     439,884      9,079,206
Whole Foods Market, Inc. (a)(b).........     337,074     10,277,386
                                                       ------------
                                                         56,842,786
                                                       ------------
GENERAL MERCHANDISE STORES -- 4.5%
Dollar Tree Stores, Inc. (b)............     195,296      9,507,009
Family Dollar Stores, Inc. .............     351,326      9,275,006
Target Corp. ...........................     199,885      9,330,632
                                                       ------------
                                                         28,112,647
                                                       ------------
HYPERMARKETS & SUPER CENTERS -- 3.0%
Costco Wholesale Corp. .................     168,733      9,526,665
Wal-Mart Stores, Inc. ..................     188,984      9,277,225
                                                       ------------
                                                         18,803,890
                                                       ------------
INTERNET RETAIL -- 6.6%
Amazon.com, Inc. (b)....................     113,286     10,576,381
Expedia, Inc. (a)(b)....................     415,513      9,951,536
Netflix, Inc. (a)(b)....................     224,618     10,370,613
Priceline.com, Inc. (b).................      58,806      9,751,211
                                                       ------------
                                                         40,649,741
                                                       ------------
SPECIALTY STORES -- 15.9%
Barnes & Noble, Inc. (a)................     465,877     10,351,787
Cabela's, Inc. (a)(b)...................     668,723      8,920,765
Dick's Sporting Goods, Inc. (a)(b)......     447,382     10,021,357
Jo-Ann Stores, Inc. (b).................     360,039      9,659,846
Office Depot, Inc. (b)..................   1,591,809     10,537,776
OfficeMax, Inc. (b).....................     767,154      9,650,797
PetSmart, Inc. .........................     448,841      9,762,292
Staples, Inc. ..........................     429,670      9,976,937
Tiffany & Co. (a).......................     256,551      9,884,910
Tractor Supply Co. (a)(b)...............     207,937     10,068,309
                                                       ------------
                                                         98,834,776
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $626,673,538)...................                620,348,879
                                                       ------------
SHORT TERM INVESTMENTS -- 7.3%
MONEY MARKET FUNDS -- 7.3%
State Sterrt Navigator Securities
  Lending Prime Portfolio (c)(d)........  45,287,272     45,287,272
STIC Prime Portfolio....................     102,903        102,903
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $45,390,175)....................                 45,390,175
                                                       ------------
TOTAL INVESTMENTS -- 107.3% (E)
  (Cost $672,063,713)...................                665,739,054
OTHER ASSETS AND
  LIABILITIES -- (7.3)%.................                (45,142,956)
                                                       ------------
NET ASSETS -- 100.0%....................               $620,596,098
                                                       ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.9%
SEMICONDUCTORS -- 99.9%
Advanced Micro Devices, Inc. (a)(b).....   1,091,520   $  6,178,003
Altera Corp. (b)........................     303,742      6,229,748
Analog Devices, Inc. (b)................     218,385      6,023,058
Atheros Communications, Inc. (a)........     228,586      6,064,387
Atmel Corp. (a)(b)......................   1,438,444      6,027,080
Broadcom Corp. (Class A) (a)(b).........     205,603      6,309,956
Cree, Inc. (a)(b).......................     178,029      6,542,566
Cypress Semiconductor Corp. (a)(b)......     608,367      6,284,431
Intel Corp. ............................     317,762      6,218,602
International Rectifier Corp. (a)(b)....     306,457      5,972,847
Intersil Corp. (Class A) (b)............     383,929      5,877,953
Linear Technology Corp. (b).............     227,550      6,287,207
LSI Logic Corp. (a).....................   1,131,343      6,211,073
Maxim Integrated Products, Inc. (b).....     326,187      5,917,032
Microchip Technology, Inc. (b)..........     225,928      5,987,092
Micron Technology, Inc. (a)(b)..........     787,736      6,459,435
National Semiconductor Corp. (b)........     412,487      5,886,190
NVIDIA Corp. (a)(b).....................     380,368      5,716,931
ON Semiconductor Corp. (a)(b)...........     727,628      6,002,931
PMC-Sierra, Inc. (a)(b).................     641,754      6,135,168
Rambus, Inc. (a)(b).....................     345,579      6,013,075
Silicon Laboratories, Inc. (a)(b).......     130,345      6,042,794
Skyworks Solutions, Inc. (a)............     446,702      5,914,335
Texas Instruments, Inc. (b).............     254,227      6,022,638
Xilinx, Inc. (b)........................     266,622      6,244,287
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $122,887,652)                                   152,568,819
                                                       ------------
SHORT TERM INVESTMENTS -- 27.0%
MONEY MARKET FUNDS -- 27.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  41,020,456     41,020,456
STIC Prime Portfolio....................     182,610        182,610
                                                       ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,203,066)....................                 41,203,066
                                                       ------------
TOTAL INVESTMENTS -- 126.9% (E)
  (Cost $164,090,718)...................                193,771,885
OTHER ASSETS AND
  LIABILITIES -- (26.9)%................                (41,024,941)
                                                       ------------
NET ASSETS -- 100.0%....................               $152,746,944
                                                       ============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Investments of cash collateral for securities loaned.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
PREFERRED STOCKS -- 98.8%
CAPITAL MARKETS -- 7.6%
Bear Stearns Capital Trust III, 7.80%...     236   $    5,914
Morgan Stanley Series A, 4.00% (a)......   1,732       33,168
Morgan Stanley Capital Trust
  III, 6.25%............................   1,386       30,173
Morgan Stanley Capital Trust IV, 6.25%..     976       20,750
Morgan Stanley Capital Trust V, 5.75%...     787       15,512
Morgan Stanley Capital Trust VI, 6.60%..   1,358       31,030
Morgan Stanley Capital Trust
  VII, 6.60%............................     890       19,589
Morgan Stanley Capital Trust
  VIII, 6.25%...........................   1,299       28,357
The Bank of New York Capital V Series
  F, 5.95%..............................     621       15,215
The Goldman Sachs Group, Inc. Series A,
  3.75% (a).............................   1,332       26,973
The Goldman Sachs Group, Inc. Series
  B, 6.20%..............................   1,420       35,727
The Goldman Sachs Group, Inc. Series D,
  4.00% (a).............................   2,397       45,064
                                                   ----------
                                                      307,472
                                                   ----------
COMMERCIAL BANKS -- 33.9%
BAC Capital Trust I, 7.00%..............   1,021       22,146
BAC Capital Trust II, 7.00%.............   1,598       33,910
BAC Capital Trust III, 7.00%............     888       18,906
BAC Capital Trust IV, 5.88%.............     666       12,121
BAC Capital Trust V, 6.00%..............     919       17,121
BAC Capital Trust VIII, 6.00%...........     888       16,472
BAC Capital Trust X Series B, 6.25%.....   1,598       30,186
BAC Capital Trust XII, 6.88%............   1,531       32,243
Bank One Capital Trust VI, 7.20%........     932       23,076
Barclays Bank PLC Series 2, 6.63%.......   1,094       22,208
Barclays Bank PLC Series 3, 7.10%.......   2,005       44,712
Barclays Bank PLC Series 4, 7.75%.......   1,677       40,064
Barclays Bank PLC Series 5, 8.13%.......   3,146       76,762
BB&T Capital Trust V, 8.95% (a).........     799       21,485
BB&T Capital Trust VI, 9.60%............   1,021       27,975
Fifth Third Capital Trust V, 7.25% (a)..   1,021       21,033
Fifth Third Capital Trust VI,
  7.25% (a).............................   1,531       31,386
Fifth Third Capital Trust VII,
  8.88% (a).............................     710       17,040
Fleet Capital Trust VIII, 7.20%.........     948       19,974
HSBC Holdings PLC, Series A, 6.20%......   2,108       45,385
HSBC Holdings PLC, 8.13%................   3,198       82,636
HSBC USA, Inc. Series F, 3.50% (a)......     752       13,972
HSBC USA, Inc. Series G, 4.00% (a)......     543       10,453
HSBC USA, Inc. Series H, 6.50%..........     543       12,055
KeyCorp Capital IX, 6.75%...............     587       12,180
KeyCorp Capital X, 8.00%................   1,009       22,622
M&T Capital Trust IV, 8.50%.............     621       16,320
National Bank of Greece SA, 9.00%.......   1,110       26,895
National City Capital Trust II, 6.63%...   1,332       28,691
National City Capital Trust III, 6.63%..     888       18,337
National City Capital Trust IV, 8.00%...     919       22,102
PNC Capital Trust D, 6.13%..............     533       11,811
PNC Capital Trust E, 7.75%..............     799       19,967
Suntrust Cap IX, 7.88%..................   1,216       28,552
UBS Preferred Funding Trust IV Series D,
  0.94% (a).............................     533        7,382
US Bancorp Series B, 3.50% (a)..........   1,776       31,861
US Bancorp Series D, 7.88%..............     888       24,109
US Bancorp Capital VI, 5.75%............     488       10,394
US Bancorp Capital VII, 5.88%...........     533       11,491
US Bancorp Capital VIII Series
  1, 6.35%..............................     666       15,471
US Bancorp Capital X, 6.50%.............     888       21,152
US Bancorp Capital XI, 6.60%............   1,358       33,611
US Bancorp Capital XII, 6.30%...........     950       22,069
Wachovia Capital Trust IV, 6.38%........   1,554       33,862
Wachovia Capital Trust IX, 6.38%........   1,420       30,700
Wachovia Capital Trust X, 7.85%.........   1,487       36,952
Wells Fargo & Co. Series J, 8.00%.......   2,436       60,681
Wells Fargo Capital IX, 5.63%...........     520       10,530
Wells Fargo Capital Trust IV, 7.00%.....   1,377       34,852
Wells Fargo Capital VII, 5.85%..........     520       10,998
Wells Fargo Capital XI, 6.25%...........   1,059       23,393
Wells Fargo Capital XII, 7.88%..........   1,668       42,384
Wells Fargo Capital XIV, 8.63%..........     716       18,981
                                                   ----------
                                                    1,381,671
                                                   ----------
CONSUMER FINANCE -- 0.9%
Capital One Capital II, 7.50%...........     613       14,387
MBNA Capital Series D, 8.13%............     533       12,248
SLM Corp., 6.00%........................     533        7,563
                                                   ----------
                                                       34,198
                                                   ----------
DIVERSIFIED FINANCIAL SERVICES -- 29.7%
Citigroup Capital VII, 7.13%............   1,282       25,704
Citigroup Capital VIII, 6.95%...........   1,560       30,997
Citigroup Capital IX , 6.00%............   1,210       22,022
Citigroup Capital X, 6.10%..............     538        9,356
Citigroup Capital XI, 6.00%.............     670       11,651
Citigroup Capital XIV, 6.88%............     446        8,514
Citigroup Capital XV, 6.50%.............     918       16,799
Citigroup Capital XVI Series W, 6.45%...   1,363       26,551
Citigroup Capital XVII Series E, 6.35%..   1,022       18,406
Citigroup Capital XIX, 7.25%............     830       16,642
Citigroup Capital XX, 7.88%.............     644       13,904
Countrywide Capital IV, 6.75%...........     888       17,911
Countrywide Capital V, 7.00%............   2,654       54,593
Credit Suisse Guernsey, 7.90%...........   2,708       67,836
Deutsche Bank Capital Funding Trust
  VIII, 6.38%...........................     808       18,422
Deutsche Bank Capital Funding Trust
  IX, 6.63%.............................   1,548       32,864
Deutsche Bank Capital Funding Trust
  X, 7.35%..............................   1,084       24,661
Deutsche Bank Contingent Capital Trust
  II, 6.55%.............................   1,077       22,337
Deutsche Bank Contingent Capital Trust
  III, 7.60%............................   2,658       61,878
Deutsche Bank Contingent Capital Trust
  V, 8.05%..............................   1,703       41,962
General Electric Capital Corp., 5.88%...   1,246       28,658
General Electric Capital Corp., 6.00%...   1,671       40,371
General Electric Capital Corp., 6.05%...     996       24,083
General Electric Capital Corp., 6.10%...   1,671       40,238
General Electric Capital Corp., 6.50%...     416       10,417
General Electric Capital Corp., 6.63%...   1,671       41,591
General Electric Capital Corp. Series
  A, 6.45%..............................     830       20,659
HSBC Finance Corp., 6.00%...............     436       10,464
HSBC Finance Corp., 6.36%...............     836       17,322
HSBC Finance Corp., 6.88%...............     436        9,138
JP Morgan Chase & Co., 7.00%............   1,661       45,761
JP Morgan Chase Capital X, 7.00%........     923       23,407
JP Morgan Chase Capital XI Series
  K, 5.88%..............................     992       21,606

SPDR WELLS FARGO PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
JP Morgan Chase Capital XII, 6.25%......     360   $    8,388
JP Morgan Chase Capital XIV, 6.20%......     542       12,629
JP Morgan Chase Capital XVI, 6.35%......     450       10,688
JP Morgan Chase Capital XIX Series
  S, 6.63%..............................     508       12,344
JP Morgan Chase Capital XXIV Series
  X, 6.88%..............................     632       15,509
JP Morgan Chase Capital XXVI,
  8.00% (a).............................   1,675       45,074
Merrill Lynch Capital Trust I Series K,
  6.45% (a).............................   1,864       34,726
Merrill Lynch Capital Trust II,
  6.45% (a).............................   1,687       31,395
Merrill Lynch Capital Trust III,
  7.38% (a).............................   1,332       28,092
Merrill Lynch Capital Trust III, 7.00%..   1,332       26,001
Merrill Lynch Capital Trust IV, 7.12%...     710       14,136
Merrill Lynch Capital Trust V Series
  F, 7.28%..............................   1,509       30,195
Repsol International Capital Ltd. Series
  A, 7.45%..............................   1,243       31,001
Tennessee Valley Authority Series A,
  4.50% (a).............................     530       14,352
Tennessee Valley Authority Series D,
  4.73% (a).............................     621       16,780
                                                   ----------
                                                    1,208,035
                                                   ----------
ELECTRIC UTILITIES -- 3.7%
Alabama Power Co. Series B, 5.88%.......     444       11,593
American Electric Power, 8.75%..........     559       15,484
BGE Capital Trust II, 6.20%.............     444        9,777
FPC Capital I Series A, 7.10%...........     533       13,378
FPL Group Capital Trust I, 5.88%........     533       13,458
FPL Group Capital, Inc. Series
  A, 6.60%..............................     621       15,798
FPL Group Capital, Inc. Series
  E, 7.45%..............................     621       16,550
FPL Group Capital, Inc. Series
  F, 8.75%..............................     666       18,935
Georgia Power Series X, 5.70%...........     444       11,140
Georgia Power Co. Series D, 6.38%.......     533       13,917
PPL Energy Supply LLC,7.00%.............     444       11,566
                                                   ----------
                                                      151,596
                                                   ----------
INSURANCE -- 11.6%
Aegon NV, 6.38%.........................   1,776       29,624
Aegon NV, 6.50%.........................     888       14,803
Aegon NV, 6.88%.........................   1,864       34,484
Aegon NV, 7.25%.........................     977       17,166
Aegon NV Series 1, 4.00% (a)............     444        6,562
Allianz SE, 8.38%.......................   3,551       85,082
American International Group, Inc.,
  7.70% (a).............................   1,953       27,889
American International Group, Inc.
  Series A- 4, 6.45% (a)................   1,332       16,024
Axis Capital Holdings Series A, 7.25%...     444       10,518
Everest RE Capital Trust II Series
  B, 6.20%..............................     568       12,734
Lincoln National Corp., 6.75%...........     488       10,736
MetLife, Inc. Series A, 4.00% (a).......   1,065       21,193
MetLife, Inc. Series B, 6.50%...........   2,663       63,193
PartnerRe Ltd. Series C, 6.75%..........     515       12,072
Principal Financial Group, Inc. Series
  B, 6.52% (a)..........................     444        8,525
Prudential Financial, Inc., 9.00%.......   1,633       42,768
Prudential PLC, 6.50% (a)...............     533       12,520
Prudential PLC, 6.75%...................     444       10,514
RenaissanceRe Holdings Ltd. Series
  C, 6.08%..............................     444        9,191
RenaissanceRe Holdings Ltd. Series
  D, 6.60%..............................     533       12,126
W.R. Berkley Capital Trust II, 6.75%....     444       10,470
                                                   ----------
                                                      468,194
                                                   ----------
MEDIA -- 3.9%
CBS Corp., 6.75%........................   1,243       26,252
CBS Corp., 7.25%........................     595       13,280
Comcast Corp., 6.63%....................   1,021       24,504
Comcast Corp., 7.00%....................     613       15,294
Comcast Corp. Series B, 7.00%...........   1,997       49,885
Viacom, Inc., 6.85%.....................   1,332       31,116
                                                   ----------
                                                      160,331
                                                   ----------
MULTI-UTILITIES -- 1.3%
Dominion Resources Inc. Series
  A, 8.38%..............................   1,216       32,613
Xcel Energy, Inc., 7.60%................     710       18,446
                                                   ----------
                                                       51,059
                                                   ----------
REAL ESTATE INVESTMENT TRUSTS -- 4.0%
Duke Realty Corp. Series O, 8.38%.......     518       12,572
Harris Preferred Capital Corp. Series
  A, 7.38%..............................     444       10,385
Hospitality Properties Trust Series
  C, 7.00%..............................     564       10,970
Kimco Realty Corp. Series G, 7.75%......     817       19,894
Public Storage Series I, 7.25%..........     919       23,168
Public Storage Series K, 7.25%..........     754       18,782
Public Storage Series M, 6.63%..........     846       19,264
Vornado Realty Trust Series I, 6.63%....     479       10,179
Wachovia Preferred Funding Corp. Series
  A, 7.25%..............................   1,332       27,093
Weingarten Realty Investors Series
  F, 6.50%..............................     621       12,420
                                                   ----------
                                                      164,727
                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc., 6.38%.......................   2,131       57,004
Telephone & Data Systems, 7.60%.........     888       20,424
US Cellular Corp., 7.50%................     586       13,865
                                                   ----------
                                                       91,293
                                                   ----------
TOTAL PREFERRED STOCKS --
  (Cost $3,957,237)                                 4,018,576
                                                   ----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional Liquid
  Reserves Fund 0.26% (b)(c)
  (Cost $12,009)........................  12,009       12,009
                                                   ----------
TOTAL INVESTMENTS -- 99.1% (D)
  (Cost $3,969,246).....................            4,030,585
OTHER ASSETS AND
  LIABILITIES -- 0.9%...................               37,905
                                                   ----------
NET ASSETS -- 100.0%....................           $4,068,490
                                                   ==========





(a) Variable Rate Security. Interest Rate shown reflects the rate as of September 30, 2009.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
(c)  The rate shown is the annualized seven-day yield at period end.
(d) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL 1-3 MONTHS T-BILL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                            PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                        ---------        -----
U.S. TREASURY OBLIGATIONS -- 100.0%
Treasury Bills *
  0.08%, 12/3/2009......................  $ 83,908,000   $ 83,896,924
  0.08%, 12/10/2009.....................    82,533,000     82,520,950
  0.10%, 11/5/2009......................    81,158,000     81,154,842
  0.10%, 12/17/2009.....................   166,441,000    166,406,214
  0.11%, 11/12/2009.....................    85,284,000     85,279,224
  0.11%, 11/27/2009.....................    83,908,000     83,901,624
  0.12%, 11/19/2009.....................   160,940,000    160,926,199
  0.12%, 12/24/2009.....................    81,158,000     81,135,276
                                                         ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $825,179,749)                                     825,221,253
                                                         ------------


                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
State Street Institutional Liquid
  Reserves Fund 0.26% (b)(c)(d) (Cost
  $171,344).............................       171,344        171,344
                                                         ------------
TOTAL INVESTMENTS -- 100.0% (E)
  (Cost $825,351,093)                                     825,392,597
OTHER ASSETS AND
  LIABILITIES -- 0.0%(A)................                      173,566
                                                         ------------
NET ASSETS -- 100.0%....................                 $825,566,163
                                                         ============





 * Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)  Amount shown represents less than 0.05% of net assets.
(b)  The rate shown is the annualized seven-day yield at period end.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT         VALUE
--------------------                       ---------        -----

U.S. TREASURY OBLIGATIONS -- 99.4%
Treasury Inflation Protected
  Indexed Bonds
  1.75%, 1/15/2028 (a)..................  $ 9,148,172   $  8,810,879
  2.00%, 1/15/2026 (a)..................   12,354,607     12,364,244
  2.38%, 1/15/2025 (a)..................   18,210,786     19,141,175
  2.38%, 1/15/2027 (a)..................   10,018,158     10,569,156
  2.50%, 1/15/2029 (a)..................    8,080,893      8,708,455
  3.38%, 4/15/2032 (a)..................    4,063,375      5,051,913
  3.63%, 4/15/2028 (a)..................   13,981,065     17,362,805
  3.88%, 4/15/2029 (a)..................   14,532,274     18,828,450
Treasury Inflation Protected
  Indexed Notes
  0.63%, 4/15/2013 (a)..................    8,698,435      8,698,435
  1.25%, 4/15/2014 (a)..................    4,788,920      4,870,475
  1.38%, 7/15/2018 (a)..................    8,506,013      8,450,214
  1.63%, 1/15/2015 (a)..................   12,200,278     12,457,582
  1.63%, 1/15/2018 (a)..................    9,601,520      9,730,564
  1.88%, 7/15/2013 (a)..................   13,356,973     13,826,604
  1.88%, 7/15/2015 (a)..................   10,715,578     11,102,304
  1.88%, 7/15/2019 (a)..................    4,665,969      4,815,420
  2.00%, 4/15/2012 (a)..................   10,434,800     10,826,105
  2.00%, 1/15/2014 (a)..................   13,935,196     14,462,086
  2.00%, 7/15/2014 (a)..................   12,353,034     12,864,573
  2.00%, 1/15/2016 (a)..................   10,495,882     10,925,583
  2.13%, 1/15/2019 (a)..................    8,425,956      8,872,279
  2.38%, 4/15/2011 (a)..................   12,456,030     12,841,419
  2.38%, 1/15/2017 (a)..................   10,478,431     11,179,228
  2.50%, 7/15/2016 (a)..................   12,142,144     13,056,569
  2.63%, 7/15/2017 (a)..................   10,048,194     10,939,971
  3.00%, 7/15/2012 (a)..................   17,128,397     18,239,002
  3.38%, 1/15/2012 (a)..................    4,149,228      4,416,978
  3.50%, 1/15/2011......................    8,625,846      8,987,096
                                                        ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $304,954,658)...................                 312,399,564
                                                        ------------


                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 20.4%
MONEY MARKET FUNDS -- 20.4%
State Street Institutional Liquid
  Reserves Fund 0.26% (b)(c)............       60,231         60,231
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........   63,980,759     63,980,759
                                                        ------------
TOTAL SHORT TERM
  INVESTMENTS -- (E)
  (Cost $64,040,990)....................                  64,040,990
                                                        ------------
TOTAL INVESTMENTS -- 119.8% (F)
  (Cost $368,995,648)...................                 376,440,554
OTHER ASSETS AND
  LIABILITIES -- (19.8)%................                 (62,121,789)
                                                        ------------
NET ASSETS -- 100.0%....................                $314,318,765
                                                        ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  The rate shown is the annualized seven-day yield at period end.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d)  Investments of cash collateral for securities loaned.
(e) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
U.S. TREASURY OBLIGATIONS -- 99.2%
Treasury Bonds
  7.25%, 5/15/2016 (a).................................    $ 1,015,000   $  1,285,873
  7.50%, 11/15/2016....................................        964,000      1,243,888
  8.13%, 8/15/2019.....................................        825,000      1,150,033
  8.75%, 5/15/2017.....................................        870,000      1,206,151
  8.88%, 8/15/2017.....................................        572,000        801,532
  8.88%, 2/15/2019 (a).................................        758,000      1,096,788
  9.00%, 11/15/2018....................................        421,000        610,206
  9.13%, 5/15/2018 (a).................................        359,000        519,732
  9.25%, 2/15/2016.....................................        264,000        363,818
  9.88%, 11/15/2015 (a)................................        308,000        432,586
  10.63%, 8/15/2015 (a)................................        191,000        274,035
  11.25%, 2/15/2015 (a)................................        579,000        834,640
  11.75%, 11/15/2014...................................        259,000        262,724
Treasury Notes
  0.88%, 12/31/2010....................................      2,081,000      2,090,011
  0.88%, 1/31/2011.....................................      1,831,000      1,838,580
  0.88%, 2/28/2011.....................................      2,879,000      2,889,940
  0.88%, 3/31/2011.....................................      2,334,000      2,341,679
  0.88%, 4/30/2011 (a).................................      2,340,000      2,346,271
  0.88%, 5/31/2011 (a).................................      1,643,000      1,646,894
  1.00%, 7/31/2011 (a).................................      2,874,000      2,882,105
  1.00%, 8/31/2011 (a).................................      2,586,000      2,590,474
  1.00%, 9/30/2011.....................................      2,700,000      2,715,903
  1.13%, 6/30/2011.....................................      2,166,000      2,178,563
  1.13%, 12/15/2011....................................      1,579,000      1,580,658
  1.13%, 1/15/2012.....................................      1,518,000      1,518,030
  1.25%, 11/30/2010....................................      2,018,000      2,035,778
  1.38%, 2/15/2012 (a).................................      1,993,000      2,003,363
  1.38%, 3/15/2012.....................................      1,307,000      1,313,404
  1.38%, 4/15/2012.....................................      1,462,000      1,468,447
  1.38%, 5/15/2012.....................................      1,993,000      1,999,677
  1.38%, 9/15/2012.....................................      2,000,000      1,996,490
  1.50%, 10/31/2010 (a)................................      2,492,000      2,519,860
  1.50%, 7/15/2012 (a).................................      1,440,000      1,447,286
  1.50%, 12/31/2013....................................      1,433,000      1,403,136
  1.75%, 11/15/2011....................................      1,518,000      1,541,089
  1.75%, 8/15/2012 (a).................................      1,276,000      1,289,117
  1.75%, 1/31/2014.....................................      1,602,000      1,582,087
  1.75%, 3/31/2014.....................................      1,751,000      1,723,299
  1.88%, 6/15/2012.....................................      2,018,000      2,049,602
  1.88%, 2/28/2014.....................................      1,463,000      1,450,667
  1.88%, 4/30/2014 (a).................................      1,793,000      1,772,022
  2.00%, 11/30/2013....................................      1,533,000      1,534,886
  2.25%, 5/31/2014.....................................      2,442,000      2,449,448
  2.38%, 8/31/2014 (a).................................      1,080,000      1,084,072
  2.38%, 9/30/2014.....................................      1,600,000      1,604,379
  2.38%, 3/31/2016.....................................      1,750,000      1,703,538
  2.50%, 3/31/2013.....................................        945,000        972,443
  2.63%, 6/30/2014.....................................      3,013,000      3,066,933
  2.63%, 7/31/2014 (a).................................      2,962,000      3,011,732
  2.63%, 2/29/2016.....................................        816,000        807,522
  2.63%, 4/30/2016 (a).................................      1,391,000      1,373,154
  2.75%, 2/28/2013.....................................      1,090,000      1,131,714
  2.75%, 10/31/2013 (a)................................      1,620,000      1,672,148
  2.75%, 2/15/2019 (a).................................      3,704,000      3,535,209
  2.88%, 1/31/2013.....................................        944,000        984,535
  3.00%, 8/31/2016 (a).................................      1,057,000      1,063,522
  3.00%, 9/30/2016.....................................        500,000        502,150
  3.13%, 4/30/2013.....................................      1,014,000      1,064,812
  3.13%, 8/31/2013.....................................      1,484,000      1,555,306
  3.13%, 9/30/2013.....................................      1,113,000      1,166,435
  3.13%, 5/15/2019 (a).................................      4,359,000      4,289,561
  3.25%, 5/31/2016.....................................      1,573,000      1,611,884
  3.25%, 6/30/2016 (a).................................      1,093,000      1,119,735
  3.25%, 7/31/2016 (a).................................      1,616,000      1,654,121
  3.38%, 11/30/2012 (a)................................        811,000        858,857
  3.38%, 6/30/2013 (a).................................        872,000        923,108
  3.38%, 7/31/2013 (a).................................      1,382,000      1,463,897
  3.50%, 5/31/2013.....................................      1,272,000      1,352,289
  3.50%, 2/15/2018 (a).................................      2,111,000      2,156,471
  3.63%, 12/31/2012....................................        873,000        931,063
  3.63%, 5/15/2013.....................................      1,210,000      1,291,215
  3.63%, 8/15/2019 (a).................................        747,000        766,781
  3.75%, 11/15/2018 (a)................................      4,630,000      4,791,772
  3.88%, 10/31/2012 (a)................................        875,000        939,426
  3.88%, 2/15/2013 (a).................................        957,000      1,028,172
  3.88%, 5/15/2018.....................................      1,534,000      1,608,046
  4.00%, 11/15/2012....................................      1,112,000      1,199,236
  4.00%, 2/15/2014 (a).................................      1,790,000      1,936,333
  4.00%, 2/15/2015.....................................      1,813,000      1,953,562
  4.00%, 8/15/2018 (a).................................      1,626,000      1,716,763
  4.13%, 8/31/2012 (a).................................        879,000        948,142
  4.13%, 5/15/2015.....................................      2,071,000      2,242,914
  4.25%, 10/15/2010....................................        494,000        513,765
  4.25%, 1/15/2011.....................................      1,380,000      1,445,660
  4.25%, 9/30/2012 (a).................................        581,000        629,641
  4.25%, 8/15/2013 (a).................................      2,207,000      2,406,888
  4.25%, 11/15/2013 (a)................................      1,426,000      1,557,420
  4.25%, 8/15/2014.....................................      1,544,000      1,688,148
  4.25%, 11/15/2014....................................      1,159,000      1,266,011
  4.25%, 8/15/2015.....................................      1,982,000      2,158,834
  4.25%, 11/15/2017 (a)................................      1,226,000      1,321,334
  4.38%, 12/15/2010 (a)................................        843,000        882,596
  4.38%, 8/15/2012 (a).................................        521,000        565,645
  4.50%, 11/15/2010....................................        901,000        941,563
  4.50%, 2/28/2011.....................................        997,000      1,051,546
  4.50%, 9/30/2011 (a).................................      2,039,000      2,182,158
  4.50%, 11/30/2011....................................        950,000      1,020,129
  4.50%, 3/31/2012 (a).................................        912,000        986,073
  4.50%, 4/30/2012.....................................        910,000        985,994
  4.50%, 11/15/2015 (a)................................        627,000        691,500
  4.50%, 2/15/2016 (a).................................      1,425,000      1,572,060
  4.50%, 5/15/2017.....................................      1,428,000      1,567,701
  4.63%, 8/31/2011.....................................      1,026,000      1,098,641
  4.63%, 10/31/2011....................................        796,000        855,406
  4.63%, 12/31/2011....................................        944,000      1,017,896
  4.63%, 2/29/2012 (a).................................        856,000        926,920
  4.63%, 7/31/2012.....................................        904,000        987,159
  4.63%, 11/15/2016....................................      1,410,000      1,563,168
  4.63%, 2/15/2017.....................................      1,343,000      1,486,875
  4.75%, 3/31/2011.....................................      1,004,000      1,065,274
  4.75%, 1/31/2012.....................................        842,000        912,349
  4.75%, 5/31/2012.....................................        904,000        986,707
  4.75%, 5/15/2014 (a).................................      1,652,000      1,841,484
  4.75%, 8/15/2017 (a).................................      1,416,000      1,578,203
  4.88%, 4/30/2011.....................................      1,788,000      1,905,096
  4.88%, 5/31/2011.....................................      1,025,000      1,095,295
  4.88%, 7/31/2011 (a).................................        984,000      1,056,235
  4.88%, 2/15/2012 (a).................................      1,390,000      1,512,098
  4.88%, 6/30/2012 (a).................................        860,000        943,231
  4.88%, 8/15/2016 (a).................................      1,206,000      1,357,148
  5.00%, 2/15/2011.....................................        923,000        978,694

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
  5.00%, 8/15/2011.....................................    $ 1,126,000   $  1,213,096
  5.13%, 6/30/2011 (a).................................        987,000      1,061,252
  5.13%, 5/15/2016.....................................      1,243,000      1,418,150
                                                                         ------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $181,901,554)                                                     183,658,767
                                                                         ------------


                                                              SHARES
                                                              ------
SHORT TERM INVESTMENTS -- 14.4%
MONEY MARKET FUNDS -- 14.4%
State Street Institutional Liquid Reserves Fund 0.26%
  (b)(c)...............................................        401,630        401,630
State Street Navigator Securities Lending Prime
  Portfolio (c)(d).....................................     26,381,929     26,381,929
                                                                         ------------
TOTAL SHORT TERM
  INVESTMENTS -- (E)
  (Cost $26,783,559)...................................                    26,783,559
                                                                         ------------
TOTAL INVESTMENTS -- 113.6% (F)
  (Cost $208,685,113)..................................                   210,442,326
OTHER ASSETS AND
  LIABILITIES -- (13.6)%...............................                   (25,272,745)
                                                                         ------------
NET ASSETS -- 100.0%...................................                  $185,169,581
                                                                         ============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  The rate shown is the annualized seven-day yield at period end.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d)  Investments of cash collateral for securities loaned.
(e) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
U.S. TREASURY OBLIGATIONS -- 98.9%
Treasury Bonds
  3.50%, 2/15/2039 (a)..................  $  800,000   $   724,808
  4.25%, 5/15/2039 (a)..................   1,106,000     1,144,422
  4.38%, 2/15/2038 (a)..................     546,000       575,517
  4.50%, 2/15/2036 (a)..................     811,000       871,468
  4.50%, 5/15/2038 (a)..................     610,000       656,708
  4.50%, 8/15/2039 (a)..................     816,000       879,811
  4.75%, 2/15/2037......................     470,000       524,544
  5.00%, 5/15/2037......................     465,000       539,028
  5.25%, 11/15/2028.....................     240,000       278,717
  5.25%, 2/15/2029 (a)..................     269,000       312,409
  5.38%, 2/15/2031 (a)..................     491,000       583,686
  5.50%, 8/15/2028 (a)..................     286,000       341,269
  6.00%, 2/15/2026......................     323,000       401,053
  6.13%, 11/15/2027 (a).................     609,000       773,668
  6.13%, 8/15/2029 (a)..................     288,000       369,962
  6.25%, 8/15/2023 (a)..................     544,000       682,307
  6.25%, 5/15/2030 (a)..................     459,000       600,923
  6.38%, 8/15/2027......................     253,000       328,986
  6.50%, 11/15/2026 (a).................     210,000       274,846
  6.63%, 2/15/2027......................     225,000       298,444
  6.75%, 8/15/2026 (a)..................     324,000       433,434
  6.88%, 8/15/2025 (a)..................     199,000       267,681
  7.13%, 2/15/2023 (a)..................     448,000       601,216
  7.25%, 8/15/2022 (a)..................     209,000       282,091
  7.50%, 11/15/2024 (a).................     308,000       433,753
  7.63%, 11/15/2022.....................     112,000       155,917
  7.63%, 2/15/2025 (a)..................     175,000       249,517
  7.88%, 2/15/2021 (a)..................     227,000       316,604
  8.00%, 11/15/2021 (a).................     815,000     1,153,958
  8.13%, 5/15/2021 (a)..................     273,000       387,821
  8.13%, 8/15/2021 (a)..................     271,000       386,021
  8.50%, 2/15/2020......................     161,000       231,157
  8.75%, 5/15/2020 (a)..................     180,000       263,180
  8.75%, 8/15/2020 (a)..................     378,000       554,341
                                                       -----------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $16,722,077)                                    16,879,267
                                                       -----------


                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 19.7%
MONEY MARKET FUNDS -- 19.7%
State Street Institutional Liquid
  Reserves Fund 0.26% (b)(c)............      14,266        14,266
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........   3,359,052     3,359,052
                                                       -----------
TOTAL SHORT TERM
  INVESTMENTS -- (E)
  (Cost $3,373,318).....................                 3,373,318
                                                       -----------
TOTAL INVESTMENTS -- 118.6% (F)
  (Cost $20,095,395)....................                20,252,585
OTHER ASSETS AND
  LIABILITIES -- (18.6)%................                (3,181,818)
                                                       -----------
NET ASSETS -- 100.0%....................               $17,070,767
                                                       ===========






(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  The rate shown is the annualized seven-day yield at period end.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d)  Investments of cash collateral for securities loaned.
(e) Value is determined based on Level 1 inputs. (See accompanying notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
CORPORATE BONDS & NOTES -- 90.8%
AEROSPACE & DEFENSE -- 1.8%
Boeing Capital Corp.
  6.50%, 2/15/2012......................  $  305,000   $   335,619
Honeywell International, Inc.
  5.00%, 2/15/2019......................     250,000       251,390
United Technologies Corp.
  5.38%, 12/15/2017.....................     305,000       331,667
                                                       -----------
                                                           918,676
                                                       -----------
AUTOMOBILES -- 0.5%
Daimler Finance North America LLC
  6.50%, 11/15/2013.....................     250,000       266,250
                                                       -----------
BEVERAGES -- 1.0%
PepsiCo, Inc.
  5.00%, 6/1/2018.......................     460,000       491,369
                                                       -----------
CAPITAL MARKETS -- 6.8%
Morgan Stanley
  6.75%, 4/15/2011......................   1,250,000     1,327,496
The Bear Stearns Cos LLC
  7.25%, 2/1/2018.......................     620,000       706,896
The Goldman Sachs Group, Inc.
  5.95%, 1/18/2018......................   1,385,000     1,429,846
                                                       -----------
                                                         3,464,238
                                                       -----------
CHEMICALS -- 1.2%
Dow Chemical Co.
  4.85%, 8/15/2012......................     250,000       258,884
E.I. du Pont de Nemours & Co.
  5.88%, 1/15/2014......................     305,000       334,628
                                                       -----------
                                                           593,512
                                                       -----------
COMMERCIAL BANKS -- 13.2%
Barclays Bank PLC
  5.20%, 7/10/2014......................     350,000       368,550
European Investment Bank:
  3.13%, 7/15/2011......................   1,250,000     1,296,585
  4.25%, 7/15/2013......................   1,080,000     1,158,652
Inter-American Development Bank
  3.25%, 11/15/2011.....................     925,000       964,240
KFW Bankengruppe
  3.25%, 3/15/2013......................   1,250,000     1,298,911
Wachovia Corp.
  5.50%, 5/1/2013.......................   1,509,000     1,614,006
                                                       -----------
                                                         6,700,944
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.7%
Cisco Systems, Inc.
  4.95%, 2/15/2019......................     350,000       367,158
                                                       -----------
COMPUTERS & PERIPHERALS -- 1.9%
Hewlett-Packard Co.
  4.75%, 6/2/2014.......................     250,000       268,366
International Business Machines Corp.
  5.70%, 9/14/2017......................     620,000       684,160
                                                       -----------
                                                           952,526
                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 17.3%
Bank of America Corp.
  4.90%, 5/1/2013.......................   1,550,000     1,597,700
BP Capital Markets PLC
  1.55%, 8/11/2011......................     500,000       502,910
Citigroup, Inc.
  5.50%, 4/11/2013......................   1,105,000     1,121,964
Credit Suisse USA, Inc.:
  4.88%, 1/15/2015......................       5,000         5,238
  5.30%, 8/13/2019......................     350,000       359,083
  6.13%, 11/15/2011.....................      15,000        16,210
General Electric Capital Corp.:
  4.80%, 5/1/2013.......................   1,830,000     1,901,959
  5.63%, 5/1/2018.......................     445,000       445,484
HSBC Finance Corp.
  5.00%, 6/30/2015......................     150,000       151,298
International Lease Finance Corp.
  4.75%, 1/13/2012......................     925,000       767,750
JPMorgan Chase & Co.
  4.65%, 6/1/2014.......................   1,040,000     1,090,151
Merrill Lynch & Co., Inc.
  6.88%, 4/25/2018......................     777,000       813,610
                                                       -----------
                                                         8,773,357
                                                       -----------
ELECTRIC UTILITIES -- 3.5%
Commonwealth Edison Co.
  5.80%, 3/15/2018......................     620,000       671,254
Duke Energy Corp.
  3.95%, 9/15/2014......................     535,000       541,728
FirstEnergy Solutions Corp.
  4.80%, 2/15/2015 (a)..................     535,000       549,764
                                                       -----------
                                                         1,762,746
                                                       -----------
FOOD & STAPLES RETAILING -- 2.3%
CVS Caremark Corp.
  5.75%, 6/1/2017.......................     270,000       288,806
Safeway, Inc.
  5.00%, 8/15/2019......................     250,000       254,995
Wal-Mart Stores, Inc.
  3.00%, 2/3/2014.......................     620,000       628,338
                                                       -----------
                                                         1,172,139
                                                       -----------
FOOD PRODUCTS -- 1.3%
Kraft Foods, Inc.
  5.63%, 11/1/2011......................     620,000       659,567
                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Baxter International, Inc.
  4.00%, 3/1/2014.......................     305,000       318,948
                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
Humana, Inc.
  7.20%, 6/15/2018......................     305,000       307,734
                                                       -----------
HOUSEHOLD PRODUCTS -- 0.5%
Procter & Gamble Co.
  4.60%, 1/15/2014......................     250,000       267,857
                                                       -----------
INSURANCE -- 3.4%
Allstate Life Global Funding Trusts
  5.38%, 4/30/2013......................     500,000       530,946
American International Group, Inc.
  5.85%, 1/16/2018......................     920,000       667,000
Berkshire Hathaway Finance Corp.
  4.75%, 5/15/2012......................     500,000       535,795
                                                       -----------
                                                         1,733,741
                                                       -----------
MACHINERY -- 1.7%
Caterpillar Financial Services Corp.
  6.20%, 9/30/2013......................     460,000       509,225

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
John Deere Capital Corp.
  7.00%, 3/15/2012......................  $  305,000   $   339,526
                                                       -----------
                                                           848,751
                                                       -----------
MEDIA -- 5.2%
Comcast Corp.
  5.70%, 5/15/2018......................   1,385,000     1,456,300
DIRECTV Holdings LLC
  7.63%, 5/15/2016......................      46,000        49,450
News America, Inc.
  6.90%, 3/1/2019.......................     305,000       339,405
Time Warner Cable, Inc.:
  5.88%, 11/15/2016.....................     270,000       287,183
  6.20%, 7/1/2013.......................     460,000       501,251
                                                       -----------
                                                         2,633,589
                                                       -----------
METALS & MINING -- 2.7%
BHP Billiton Finance USA, Ltd.
  5.50%, 4/1/2014.......................     425,000       467,177
Rio Tinto Finance USA, Ltd.
  5.88%, 7/15/2013......................     840,000       903,000
                                                       -----------
                                                         1,370,177
                                                       -----------
MULTI-UTILITIES -- 2.4%
MidAmerican Energy Holdings Co.
  5.75%, 4/1/2018.......................     620,000       660,357
PG&E Corp.
  5.75%, 4/1/2014.......................     535,000       580,794
                                                       -----------
                                                         1,241,151
                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 7.2%
Conoco Funding Co.
  6.35%, 10/15/2011.....................     765,000       834,167
Kinder Morgan Energy Partners LP
  6.00%, 2/1/2017.......................     510,000       528,032
Petrobras International Finance Co.
  8.38%, 12/10/2018.....................     460,000       543,950
Shell International Finance BV
  4.00%, 3/21/2014......................   1,040,000     1,089,025
XTO Energy, Inc.
  5.75%, 12/15/2013.....................     620,000       671,073
                                                       -----------
                                                         3,666,247
                                                       -----------
PHARMACEUTICALS -- 2.8%
Abbott Laboratories
  5.60%, 11/30/2017.....................     925,000     1,026,614
Pfizer, Inc.
  6.20%, 3/15/2019......................     350,000       392,309
                                                       -----------
                                                         1,418,923
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
ERP Operating LP
  5.75%, 6/15/2017......................     460,000       461,160
Simon Property Group LP
  6.75%, 5/15/2014......................     350,000       374,689
                                                       -----------
                                                           835,849
                                                       -----------
ROAD & RAIL -- 0.9%
Union Pacific Corp.
  5.13%, 2/15/2014......................     425,000       451,531
                                                       -----------
SOFTWARE & SERVICES -- 0.6%
Oracle Corp.
  3.75%, 7/8/2014.......................     300,000       311,963
                                                       -----------
TOBACCO -- 2.8%
Altria Group, Inc.
  9.70%, 11/10/2018.....................   1,135,000     1,405,664
                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 6.2%
AT&T, Inc.
  5.50%, 2/1/2018.......................   1,208,000     1,268,983
New Cingular Wireless Services, Inc.
  7.88%, 3/1/2011.......................     620,000       672,779
Verizon Communications, Inc.
  5.25%, 4/15/2013......................     765,000       828,549
Vodafone Group PLC
  4.15%, 6/10/2014......................     350,000       359,457
                                                       -----------
                                                         3,129,768
                                                       -----------
TOTAL CORPORATE
  BONDS & NOTES --
  (Cost $44,136,384)................................    46,064,375
                                                       -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 6.7%
Federal Republic of Brazil:
  5.88%, 1/15/2019......................     270,000       288,900
  8.00%, 1/15/2018......................     476,944       550,871
Province of Ontario
  4.10%, 6/16/2014......................     350,000       369,615
Province of Quebec
  4.63%, 5/14/2018......................     250,000       262,397
Republic of Italy
  3.50%, 7/15/2011......................     830,000       862,368
United Mexican States
  5.88%, 1/15/2014......................     985,000     1,055,801
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $3,293,169).................................     3,389,952
                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 1.2%
MONEY MARKET FUND -- 1.2%
State Street Institutional Liquid
  Reserves Fund 0.26%, (b)(c)(d)
  (Cost $632,772).......................     632,772       632,772
                                                       -----------
TOTAL INVESTMENTS -- 98.7% (E)
  (Cost $48,062,325)....................                50,087,099
OTHER ASSETS AND
  LIABILITIES -- 1.3%...................                   658,702
                                                       -----------
NET ASSETS -- 100.0%....................               $50,745,801
                                                       ===========





(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security which represents 1.1% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)  Rate quoted represents the seven day yield of the fund.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                           PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT       VALUE
--------------------                                       ---------      -----
CORPORATE BONDS & NOTES -- 91.1%
AEROSPACE & DEFENSE -- 3.2%
Boeing Co.
  6.63%, 2/15/2038.....................................     $100,000   $   116,904
Lockheed Martin Corp.
  6.15%, 9/1/2036 (a)..................................      200,000       227,433
                                                                       -----------
                                                                           344,337
                                                                       -----------
CAPITAL MARKETS -- 2.8%
Morgan Stanley
  6.25%, 8/9/2026......................................      100,000       102,647
The Goldman Sachs Group, Inc.
  6.13%, 2/15/2033.....................................      200,000       207,009
                                                                       -----------
                                                                           309,656
                                                                       -----------
CHEMICALS -- 2.1%
E.I. du Pont de Nemours & Co.
  5.75%, 3/15/2019.....................................      150,000       164,816
The Dow Chemical Co.
  9.40%, 5/15/2039.....................................       50,000        61,598
                                                                       -----------
                                                                           226,414
                                                                       -----------
COMMERCIAL BANKS -- 5.9%
HSBC Holdings PLC
  6.50%, 9/15/2037.....................................      225,000       238,646
JPMorgan Chase & Co.
  6.40%, 5/15/2038.....................................      100,000       111,377
Wachovia Bank NA
  6.60%, 1/15/2038.....................................       50,000        54,435
Wachovia Corp.
  Series G 5.75%, 2/1/2018.............................      225,000       237,813
                                                                       -----------
                                                                           642,271
                                                                       -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Waste Management, Inc.
  7.38%, 3/11/2019.....................................       50,000        58,203
                                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
Cisco Systems, Inc.
  5.90%, 2/15/2039.....................................       50,000        54,459
                                                                       -----------
COMPUTERS & PERIPHERALS -- 1.3%
International Business Machines Corp.
  8.00%, 10/15/2038....................................      100,000       138,886
                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES -- 5.9%
Citigroup, Inc.
  6.88%, 3/5/2038......................................      275,000       270,850
General Electric Capital Corp.:
  5.88%, 1/14/2038.....................................      250,000       229,948
  6.75%, 3/15/2032.....................................       50,000        51,479
Merrill Lynch & Co., Inc.
  6.11%, 1/29/2037.....................................      100,000        92,667
                                                                       -----------
                                                                           644,944
                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
British Telecommunications PLC
  9.63%, 12/15/2030 (b)................................      150,000       192,202
                                                                       -----------
ELECTRIC UTILITIES -- 8.8%
Appalachian Power Co.
  7.95%, 1/15/2020.....................................      200,000       243,231
Consolidated Edison Co. of New York
  5.70%, 12/1/2036.....................................       50,000        52,139
FirstEnergy Corp.
  7.38%, 11/15/2031....................................      200,000       224,231
Florida Power Corp.
  6.40%, 6/15/2038.....................................       50,000        58,912
Pacific Gas & Electric Co.:
  6.05%, 3/1/2034......................................      200,000       219,022
  6.25%, 3/1/2039......................................      100,000       113,299
PacifiCorp
  6.00%, 1/15/2039.....................................       50,000        55,593
                                                                       -----------
                                                                           966,427
                                                                       -----------
FOOD & STAPLES RETAILING -- 5.1%
Target Corp.
  7.00%, 1/15/2038.....................................      100,000       117,081
The Kroger Co.
  7.50%, 4/1/2031......................................      100,000       124,344
Wal-Mart Stores, Inc.:
  5.25%, 9/1/2035......................................      200,000       201,479
  5.88%, 4/5/2027......................................      100,000       109,546
                                                                       -----------
                                                                           552,450
                                                                       -----------
FOOD PRODUCTS -- 6.0%
Kellogg Co.
  Series B 7.45%, 4/1/2031 (a).........................      200,000       259,467
Kraft Foods, Inc.
  6.88%, 1/26/2039.....................................      150,000       166,931
Unilever Capital Corp.
  5.90%, 11/15/2032....................................      200,000       223,100
                                                                       -----------
                                                                           649,498
                                                                       -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
UnitedHealth Group, Inc.
  6.88%, 2/15/2038.....................................       50,000        54,851
                                                                       -----------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
McDonald's Corp.
  6.30%, 3/1/2038......................................       75,000        87,453
                                                                       -----------
INSURANCE -- 1.9%
MetLife, Inc.
  6.40%, 12/15/2036....................................      175,000       147,000
The Travelers Cos., Inc.
  6.25%, 6/15/2037.....................................       50,000        56,087
                                                                       -----------
                                                                           203,087
                                                                       -----------
MEDIA -- 7.9%
Comcast Corp.
  6.95%, 8/15/2037.....................................      250,000       280,198
News America, Inc.
  6.65%, 11/15/2037....................................       25,000        26,152
Time Warner Cable, Inc.
  7.30%, 7/1/2038......................................      200,000       229,400
Time Warner, Inc.
  7.63%, 4/15/2031.....................................      100,000       109,887
Viacom, Inc.
  6.88%, 4/30/2036 (a).................................      200,000       212,116
                                                                       -----------
                                                                           857,753
                                                                       -----------
METALS & MINING -- 0.9%
Rio Tinto Alcan, Inc.
  6.13%, 12/15/2033....................................      100,000       100,000
                                                                       -----------
MULTI-UTILITIES -- 2.5%
MidAmerican Energy Holdings Co.:
  6.13%, 4/1/2036 (a)..................................      200,000       213,047
  6.50%, 9/15/2037 (a).................................       50,000        55,956
                                                                       -----------
                                                                           269,003
                                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 14.2%
Canadian Natural Resources, Ltd.
  6.25%, 3/15/2038.....................................       50,000        52,415

SPDR BARCLAYS CAPITAL LONG TERM CREDIT BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT       VALUE
--------------------                                       ---------      -----
Conoco Funding Co.
  7.25%, 10/15/2031....................................     $100,000   $   119,346
Conoco, Inc.
  6.95%, 4/15/2029.....................................      100,000       115,944
Devon Financing Corp. ULC
  7.88%, 9/30/2031 (a).................................      100,000       123,481
Nexen, Inc.
  7.50%, 7/30/2039.....................................      100,000       108,915
Pemex Project Funding Master Trust
  6.63%, 6/15/2035.....................................      150,000       142,746
Petroleos Mexicanos
  8.00%, 5/3/2019 (a)..................................      100,000       114,200
Shell International Finance BV
  6.38%, 12/15/2038....................................      200,000       238,238
Southern Natural Gas Co.
  8.00%, 3/1/2032......................................      100,000       115,641
TransCanada Pipelines, Ltd.
  7.63%, 1/15/2039.....................................      100,000       127,292
Weatherford International, Ltd.
  9.63%, 3/1/2019......................................      100,000       123,273
Williams Cos., Inc.
  7.63%, 7/15/2019.....................................      150,000       163,101
                                                                       -----------
                                                                         1,544,592
                                                                       -----------
PHARMACEUTICALS -- 5.4%
Bristol-Myers Squibb Co.
  5.88%, 11/15/2036....................................      100,000       111,353
Eli Lilly & Co.
  5.50%, 3/15/2027.....................................      100,000       105,805
GlaxoSmithKline Capital, Inc.
  6.38%, 5/15/2038.....................................       50,000        58,716
Pfizer, Inc.
  7.20%, 3/15/2039.....................................      250,000       314,778
                                                                       -----------
                                                                           590,652
                                                                       -----------
ROAD & RAIL -- 1.7%
CSX Corp.
  7.45%, 4/1/2038......................................      150,000       180,765
                                                                       -----------
TOBACCO -- 1.2%
Altria Group, Inc.
  9.95%, 11/10/2038....................................      100,000       134,119
                                                                       -----------
WIRELESS TELECOMMUNICATION SERVICES -- 10.2%
AT&T Corp.
  8.00%, 11/15/2031....................................      150,000       186,518
AT&T, Inc.:
  6.30%, 1/15/2038.....................................      100,000       105,497
  6.55%, 2/15/2039.....................................       75,000        81,787
Deutsche Telekom International
  Finance BV
  8.75%, 6/15/2030 (b).................................      200,000       260,471
Telefonica Europe BV
  8.25%, 9/15/2030.....................................      150,000       193,205
Verizon Communications, Inc.
  7.75%, 12/1/2030.....................................      150,000       181,266
Vodafone Group PLC
  6.15%, 2/27/2037.....................................      100,000       106,233
                                                                       -----------
                                                                         1,114,977
                                                                       -----------
TOTAL CORPORATE
  BONDS & NOTES --
  (Cost $8,684,301)....................................                  9,916,999
                                                                       -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 5.6%
Federal Republic of Brazil:
  7.13%, 1/20/2037.....................................      100,000       118,250
  10.13%, 5/15/2027....................................      100,000       147,000
Republic of Peru
  7.35%, 7/21/2025.....................................      100,000       115,000
United Mexican States:
  6.75%, 9/27/2034.....................................      100,000       108,457
  8.30%, 8/15/2031.....................................      100,000       125,750
                                                                       -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $546,882)......................................                    614,457
                                                                       -----------
U.S. TREASURY OBLIGATIONS -- 0.2%
Treasury Bonds
  3.50%, 2/15/2039 (c)
  (Cost $24,018).......................................       25,000        22,650
                                                                       -----------

                                                             SHARES
                                                             ------
SHORT TERM INVESTMENTS -- 1.0%
MONEY MARKET FUNDS -- 1.0%
State Street Institutional Liquid
  Reserves Fund 0.26% (d)(e)...........................       93,099        93,099
State Street Navigator Securities
  Lending Prime Portfolio (e)(f).......................       11,160        11,160
                                                                       -----------
TOTAL SHORT TERM
  INVESTMENTS -- (G)
  (Cost $104,259)......................................                    104,259
                                                                       -----------
TOTAL INVESTMENTS -- 97.9% (H)
  (Cost $9,359,460)....................................                 10,658,365
OTHER ASSETS AND
  LIABILITIES -- 2.1%..................................                    229,766
                                                                       -----------
NET ASSETS -- 100.0%...................................                $10,888,131
                                                                       ===========





(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.1% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step-up Bond. -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(c)  Security, or portion thereof, was on loan at September 30, 2009.
(d)  The rate shown is the annualized seven day yield at period end.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
(f)  Investments of cash collateral for securities loaned.
(g) Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(h) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT         VALUE
--------------------                                        ---------       -----
CONVERTIBLE CORPORATE BONDS & NOTES -- 75.9%
AEROSPACE & DEFENSE -- 1.0%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035......    $1,250,000   $  1,286,788
                                                                        ------------
AIRLINES -- 0.3%
UAL Corp.
  4.50%, 6/30/2021.....................................       500,000        368,033
                                                                        ------------
AUTOMOBILES -- 0.8%
Ford Motor Co.
  4.25%, 12/15/2036....................................     1,000,000      1,009,200
                                                                        ------------
BEVERAGES -- 1.1%
Molson Coors Brewing Co. 2.50%, 7/30/2013..............     1,250,000      1,412,937
                                                                        ------------
BIOTECHNOLOGY -- 7.2%
Amgen, Inc.:
  0.13%, 2/1/2011......................................     2,850,000      2,840,196
  0.38%, 2/1/2013......................................     2,100,000      2,118,270
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014..........       500,000        386,944
Cephalon, Inc.:
  2.00%, 6/1/2015......................................       800,000      1,062,192
  2.50%, 5/1/2014......................................     1,100,000      1,156,144
Gilead Sciences, Inc.:
  0.50%, 5/1/2011......................................       600,000        753,960
  0.63%, 5/1/2013......................................       700,000        911,428
                                                                        ------------
                                                                           9,229,134
                                                                        ------------
COMMERCIAL BANKS -- 1.2%
National City Corp.
  4.00%, 2/1/2011......................................     1,550,000      1,560,416
                                                                        ------------
COMMUNICATIONS EQUIPMENT -- 1.5%
Alcatel-Lucent USA, Inc.:
  Series A 2.88%, 6/15/2023............................       800,000        785,631
  Series B 2.88%, 6/15/2025............................     1,000,000        846,646
Ciena Corp.
  0.88%, 6/15/2017.....................................       400,000        276,321
                                                                        ------------
                                                                           1,908,598
                                                                        ------------
COMPUTERS & PERIPHERALS -- 5.2%
EMC Corp.:
  1.75%, 12/1/2011.....................................     1,500,000      1,808,700
  1.75%, 12/1/2013.....................................     1,900,000      2,337,722
NetApp, Inc.
  1.75%, 6/1/2013 (a)..................................     1,550,000      1,672,000
SanDisk Corp.
  1.00%, 5/15/2013.....................................     1,200,000        937,680
                                                                        ------------
                                                                           6,756,102
                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Qwest Communications International, Inc.
  3.50%, 11/15/2025....................................     1,450,000      1,460,106
                                                                        ------------
ELECTRICAL EQUIPMENT -- 0.2%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013......       350,000        276,308
                                                                        ------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Cameron International Corp. 2.50%, 6/15/2026...........       400,000        513,000
Nabors Industries, Inc.
  0.94%, 5/15/2011.....................................     1,900,000      1,837,699
                                                                        ------------
                                                                           2,350,699
                                                                        ------------
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014............     1,200,000      1,175,952
                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
Beckman Coulter, Inc. 2.50%, 12/15/2036................       600,000        691,200
Hologic, Inc.
  2.00%, 12/15/2037 (b)................................     2,000,000      1,647,300
Kinetic Concepts, Inc. 3.25%, 4/15/2015 (a)............       400,000        388,620
Medtronic, Inc.:
  1.50%, 4/15/2011.....................................     2,500,000      2,490,200
  1.63%, 4/15/2013.....................................     2,500,000      2,474,000
                                                                        ------------
                                                                           7,691,320
                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014.............       750,000        648,746
Omnicare, Inc.
  3.25%, 12/15/2035....................................     1,188,000        911,490
                                                                        ------------
                                                                           1,560,236
                                                                        ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Carnival Corp.
  2.00%, 4/15/2021.....................................       550,000        586,102
International Game Technology:
  2.60%, 12/15/2036....................................       725,000        724,841
  3.25%, 5/1/2014 (a)..................................     1,150,000      1,504,027
                                                                        ------------
                                                                           2,814,970
                                                                        ------------
HOUSEHOLD DURABLES -- 0.5%
D.R. Horton, Inc.
  2.00%, 5/15/2014.....................................       550,000        625,790
                                                                        ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Textron, Inc.
  4.50%, 5/1/2013......................................       450,000        736,313
                                                                        ------------
INSURANCE -- 0.8%
Prudential Financial, Inc.
  Zero Coupon, 12/15/2037..............................     1,000,000      1,000,080
                                                                        ------------
INTERNET SOFTWARE & SERVICES -- 0.9%
VeriSign, Inc.
  3.25%, 8/15/2037.....................................     1,400,000      1,221,237
                                                                        ------------
IT SERVICES -- 0.5%
Alliance Data Systems Corp. 1.75%, 8/1/2013............       650,000        627,356
                                                                        ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Eastman Kodak Co. 3.38%, 10/15/2033....................       500,000        498,788
                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Millipore Corp.
  3.75%, 6/1/2026......................................       400,000        415,172
                                                                        ------------
MACHINERY -- 0.4%
Danaher Corp.
  Zero Coupon, 1/22/2021...............................       600,000        595,020
                                                                        ------------

SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT         VALUE
--------------------                                        ---------       -----
MEDIA -- 2.0%
Liberty Media LLC
  3.13%, 3/30/2023.....................................    $1,250,000   $  1,245,125
Sirius XM Radio, Inc.
  7.00%, 12/1/2014 (a).................................       500,000        364,917
Virgin Media, Inc. 6.50%, 11/15/2016 (a)...............       950,000        991,800
                                                                        ------------
                                                                           2,601,842
                                                                        ------------
METALS & MINING -- 6.7%
Alcoa, Inc.
  5.25%, 3/15/2014.....................................       650,000      1,430,780
AngloGold Ashanti Holdings Finance PLC
  3.50%, 5/22/2014 (a).................................       800,000        892,128
ArcelorMittal
  5.00%, 5/15/2014.....................................       900,000      1,299,375
Goldcorp, Inc.
  2.00%, 8/1/2014 (a)..................................     1,000,000      1,132,000
Newmont Mining Corp.:
  1.25%, 7/15/2014.....................................     1,400,000      1,680,126
  1.63%, 7/15/2017.....................................       650,000        760,545
United States Steel Corp. 4.00%, 5/15/2014.............       950,000      1,514,528
                                                                        ------------
                                                                           8,709,482
                                                                        ------------
OIL, GAS & CONSUMABLE FUELS -- 8.0%
CenterPoint Energy, Inc.
  Zero Coupon, 9/15/2029...............................         7,500        172,500
Chesapeake Energy Corp.:
  2.25%, 12/15/2038....................................     1,100,000        827,640
  2.50%, 5/15/2037.....................................     1,600,000      1,481,632
Massey Energy Co.
  3.25%, 8/1/2015......................................       675,000        534,740
Peabody Energy Corp. 4.75%, 12/15/2041.................       650,000        573,898
Transocean, Inc.:
  Series B 1.50%, 12/15/2037...........................     2,350,000      2,275,256
  Series C 1.50%, 12/15/2037...........................     2,300,000      2,185,492
  Series A 1.63%, 12/15/2037...........................     1,950,000      1,928,499
USEC, Inc.
  3.00%, 10/1/2014.....................................       500,000        347,462
                                                                        ------------
                                                                          10,327,119
                                                                        ------------
PHARMACEUTICALS -- 3.1%
Allergan, Inc.
  1.50%, 4/1/2026......................................       600,000        674,706
Mylan, Inc.:
  1.25%, 3/15/2012.....................................       500,000        488,668
  3.75%, 9/15/2015 (a).................................       600,000        832,428
Teva Pharmaceutical Finance BV Series B 1.75%,
  2/1/2026.............................................     1,300,000      1,507,753
Teva Pharmaceutical Finance LLC Series C 0.25%,
  2/1/2026.............................................       400,000        452,508
                                                                        ------------
                                                                           3,956,063
                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.4%
Boston Properties LP:
  2.88%, 2/15/2037.....................................       900,000        866,912
  3.63%, 2/15/2014 (a).................................       800,000        777,134
Developers Diversified Realty Corp. 3.00%, 3/15/2012...       500,000        434,090
ERP Operating LP
  3.85%, 8/15/2026.....................................       400,000        394,771
Host Hotels & Resorts LP 2.63%, 4/15/2027 (a)..........       400,000        359,884
ProLogis:
  1.88%, 11/15/2037....................................     1,350,000      1,147,999
  2.25%, 4/1/2037......................................     1,300,000      1,174,324
  2.63%, 5/15/2038.....................................     1,200,000      1,032,900
The Macerich Co.
  3.25%, 3/15/2012 (a).................................       400,000        361,920
Vornado Realty LP
  3.88%, 4/15/2025.....................................       700,000        732,795
Vornado Realty Trust:
  2.85%, 4/1/2027......................................     1,450,000      1,398,777
  3.63%, 11/15/2026....................................       850,000        827,537
                                                                        ------------
                                                                           9,509,043
                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 9.0%
Advanced Micro Devices, Inc.:
  5.75%, 8/15/2012.....................................     1,700,000      1,444,525
  6.00%, 5/1/2015......................................     1,900,000      1,415,947
Intel Corp.:
  2.95%, 12/15/2035....................................     1,500,000      1,344,075
  3.25%, 8/1/2039 (a)..................................     2,700,000      2,881,035
Linear Technology Corp.
  Series A 3.00%, 5/1/2027.............................       850,000        817,523
Microchip Technology, Inc. 2.13%, 12/15/2037...........     1,700,000      1,565,020
Micron Technology, Inc. 1.88%, 6/1/2014................     1,950,000      1,635,738
Xilinx, Inc.
  3.13%, 3/15/2037.....................................       600,000        531,450
                                                                        ------------
                                                                          11,635,313
                                                                        ------------
SOFTWARE -- 1.9%
Symantec Corp.:
  0.75%, 6/15/2011.....................................     1,400,000      1,468,950
  1.00%, 6/15/2013.....................................       900,000        960,282
                                                                        ------------
                                                                           2,429,232
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
NII Holdings, Inc.
  3.13%, 6/15/2012.....................................     1,500,000      1,311,732
SBA Communications Corp.:
  1.88%, 5/1/2013 (a)..................................       500,000        459,000
  4.00%, 10/1/2014 (a).................................       400,000        443,480
                                                                        ------------
                                                                           2,214,212
                                                                        ------------
TOTAL CONVERTIBLE CORPORATE BONDS & NOTES --
  (Cost $90,570,802)...................................                   97,962,861
                                                                        ------------


                                                             SHARES
                                                             ------
CONVERTIBLE PREFERRED STOCKS -- 20.2% (C)
AUTOMOBILES -- 1.1%
Ford Motor Co. Capital Trust II 6.50%, 1/15/2032.......        47,000   $  1,415,640
                                                                        ------------
COMMERCIAL BANKS -- 2.9%
Wells Fargo & Co.
  Series L 7.50%, 12/31/2049...........................         4,200      3,750,600
                                                                        ------------
CONSUMER FINANCE -- 0.2%
SLM Corp.
  Series C 7.25%, 12/15/2010...........................           650        326,138
                                                                        ------------

SPDR BARCLAYS CAPITAL CONVERTIBLE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                         SHARES         VALUE
--------------------                                         ------         -----
DIVERSIFIED FINANCIAL SERVICES -- 2.7%
Bank of America Corp.
  Series L 7.25%, 12/31/2049...........................         4,000   $  3,399,960
CIT Group, Inc.
  Series C 8.75%, 12/31/2049...........................         6,000         37,140
                                                                        ------------
                                                                           3,437,100
                                                                        ------------
ELECTRIC UTILITIES -- 0.2%
AES Trust III
  $6.75%, 10/15/2029...................................         5,000        220,000
                                                                        ------------
FOOD PRODUCTS -- 2.1%
Archer-Daniels-Midland Co. 6.25%, 6/1/2011.............        36,000      1,436,400
Bunge, Ltd.:
  4.88%, 12/31/2049....................................        10,000        870,760
  5.13%, 12/1/2010.....................................           750        457,500
                                                                        ------------
                                                                           2,764,660
                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Inverness Medical Innovations, Inc. Series B 3.00%,
  12/31/2049...........................................         1,200        310,800
                                                                        ------------
INSURANCE -- 3.0%
American International Group, Inc. 8.50%, 8/1/2011.....        85,000        981,750
Vale Capital II
  6.75%, 6/15/2012.....................................        11,500        813,855
Vale Capital, Ltd.:
  5.50%, 6/15/2010.....................................        22,000      1,012,220
  5.50%, 6/15/2010.....................................        11,000        528,440
XL Capital, Ltd.
  10.75%, 8/15/2011....................................        19,000        525,350
                                                                        ------------
                                                                           3,861,615
                                                                        ------------
MEDIA -- 0.3%
The Interpublic Group of Cos. Inc. Series B 5.25%,
  12/31/2049...........................................           450        343,273
                                                                        ------------
METALS & MINING -- 2.2%
Freeport-McMoRan Copper &
  Gold, Inc.
  6.75%, 5/1/2010......................................        27,000      2,781,000
                                                                        ------------
PHARMACEUTICALS -- 3.6%
Mylan, Inc.
  6.50%, 11/15/2010....................................         2,300      2,381,857
Schering-Plough Corp. 6.00%, 8/13/2010.................         9,200      2,232,840
                                                                        ------------
                                                                           4,614,697
                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Simon Property Group, Inc.
  Series I 6.00%, 12/31/2049...........................        21,000      1,275,750
                                                                        ------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Sovereign Capital Trust IV 4.38%, 3/1/2034.............         5,000        151,250
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017...         1,000        765,000
                                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCKS -- (C)
  (Cost $22,579,922)...................................                   26,017,523
                                                                        ------------
COMMON STOCKS -- 2.7% (C)
CAPITAL MARKETS -- 2.0%
E*TRADE Financial Corp. (d)............................     1,500,000      2,625,000
                                                                        ------------
METALS & MINING -- 0.7%
Freeport-McMoRan Copper & Gold, Inc. ..................        12,918        886,304
                                                                        ------------
TOTAL COMMON STOCKS --
  (Cost $3,251,411)....................................                    3,511,304
                                                                        ------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
State Street Institutional Liquid Reserves Fund 0.26%
  (c)(e)(f)
  (Cost $753,576)......................................       753,576        753,576
                                                                        ------------
TOTAL INVESTMENTS -- 99.4% (G)
  (Cost $117,155,711)..................................                  128,245,264
OTHER ASSETS AND
  LIABILITIES -- 0.6%..................................                      758,239
                                                                        ------------
NET ASSETS -- 100.0%...................................                 $129,003,503
                                                                        ============





(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.1% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(c) Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d)  Non-income producing security.
(e)  The rate shown is the annualized seven-day yield at period end.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT        VALUE
--------------------                                        ---------      -----
U.S. GOVERNMENT AGENCY MBS TBA -- 99.2%
Fannie Mae
  4.00% 30yr TBA.......................................    $  300,000   $   297,094
  4.50% 30yr TBA.......................................       475,000       480,937
  5.00% 15yr TBA.......................................       350,000       366,789
  5.50% 30yr TBA.......................................     1,650,000     1,725,539
  6.00% 15yr TBA.......................................       150,000       159,750
  6.50% 30yr TBA.......................................       425,000       453,953
Freddie Mac
  4.00% 15yr TBA.......................................       200,000       203,406
  4.50% 15yr TBA.......................................       350,000       362,086
  4.50% 30yr TBA.......................................       300,000       303,422
  5.00% 30yr TBA.......................................     1,200,000     1,239,000
  5.50% 15yr TBA.......................................       150,000       158,508
  6.00% 30yr TBA.......................................     1,000,000     1,055,312
Ginnie Mae
  4.50% 30yr TBA.......................................       200,000       202,938
  5.00% 30yr TBA.......................................       250,000       258,633
  5.50% 30yr TBA.......................................       350,000       367,172
  6.00% 30yr TBA.......................................       200,000       211,094
  6.50% 30yr TBA.......................................       100,000       106,375
                                                                        -----------
TOTAL U.S. GOVERNMENT
  AGENCY MBS TBA --
  (Cost $7,848,552)....................................                   7,952,008
                                                                        -----------


                                                             SHARES
                                                             ------
SHORT TERM INVESTMENTS -- 99.6%
MONEY MARKET FUND -- 99.6%
State Street Institutional Liquid
  Reserves Fund 0.26%, (a)(b)(c)(d)
  (Cost $7,981,393)....................................     7,981,393     7,981,393
                                                                        -----------
TOTAL INVESTMENTS -- 198.8% (E)
  (Cost $15,829,945)...................................                  15,933,401
OTHER ASSETS AND
  LIABILITIES -- (98.8)%...............................                  (7,920,078)
                                                                        -----------
NET ASSETS -- 100.0%...................................                 $ 8,013,323
                                                                        ===========





(a) Security, or a portion of the security has been designated as collateral for TBA securities.
(b)  The rate shown is the annualized seven-day yield at period end.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
TBA = To Be Announced

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
CORPORATE BONDS & NOTES -- 25.2%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 2/15/2033.....................................    $   160,000   $     174,222
General Dynamics Corp. 5.25%, 2/1/2014.................        215,000         234,336
Honeywell International, Inc. 6.13%, 11/1/2011.........        855,000         934,641
                                                                         -------------
                                                                             1,343,199
                                                                         -------------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc. 6.20%, 1/15/2038...........        245,000         285,212
                                                                         -------------
BEVERAGES -- 0.1%
Diageo Capital PLC 5.75%, 10/23/2017...................        245,000         267,964
                                                                         -------------
CAPITAL MARKETS -- 0.8%
Svensk Exportkredit AB 5.13%, 3/1/2017.................        395,000         425,496
The Goldman Sachs Group, Inc.
  5.35%, 1/15/2016.....................................        735,000         758,353
  5.95%, 1/15/2027.....................................        580,000         561,856
                                                                         -------------
                                                                             1,745,705
                                                                         -------------
CHEMICALS -- 0.4%
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016 (a)....        395,000         422,862
The Dow Chemical Co. 8.55%, 5/15/2019..................        320,000         356,447
                                                                         -------------
                                                                               779,309
                                                                         -------------
COMMERCIAL BANKS -- 4.4%
Bank of New York Mellon Corp. 4.95%, 11/1/2012.........        525,000         571,309
Citibank NA
  1.38%, 8/10/2011.....................................      1,030,000       1,035,185
Deutsche Bank AG London
  6.00%, 9/1/2017......................................        445,000         479,562
European Investment Bank:
  2.00%, 2/10/2012.....................................      1,060,000       1,075,286
  2.38%, 3/14/2014 (a).................................        530,000         527,335
HSBC Bank USA NA 4.63%, 4/1/2014.......................        360,000         371,891
Inter-American Development Bank
  5.13%, 9/13/2016.....................................        395,000         439,102
International Bank for Reconstruction & Development
  4.75%, 2/15/2035.....................................         80,000          81,666
JPMorgan Chase Bank NA 6.00%, 10/1/2017................        540,000         571,308
Key Bank NA
  5.80%, 7/1/2014......................................        445,000         435,596
Kreditanstalt fuer Wiederaufbau:
  3.25%, 10/14/2011....................................        530,000         551,641
  4.00%, 10/15/2013....................................        700,000         744,729
  4.50%, 7/16/2018.....................................        210,000         223,148
Oesterreichische Kontrollbank AG 4.75%, 10/16/2012
  (a)..................................................        395,000         426,062
US Bank NA
  6.38%, 8/1/2011......................................        245,000         264,828
Wachovia Bank NA
  5.85%, 2/1/2037......................................        270,000         268,247
Wells Fargo & Co.:
  4.88%, 1/12/2011.....................................        395,000         410,489
  5.63%, 12/11/2017....................................        245,000         256,715
Wells Fargo Bank NA 4.75%, 2/9/2015....................        340,000         345,294
                                                                         -------------
                                                                             9,079,393
                                                                         -------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016...................        235,000         258,759
                                                                         -------------
COMPUTERS & PERIPHERALS -- 0.4%
International Business Machines Corp.:
  5.70%, 9/14/2017 (a).................................        205,000         226,214
  5.88%, 11/29/2032 (a)................................        160,000         174,490
Oracle Corp.
  5.00%, 1/15/2011.....................................        395,000         413,287
                                                                         -------------
                                                                               813,991
                                                                         -------------
DIVERSIFIED FINANCIAL SERVICES -- 6.6%
American Express Credit Corp. 5.88%, 5/2/2013..........        260,000         276,401
Asian Development Bank
  4.38%, 9/17/2010.....................................         10,000          10,362
Bank of America NA 5.30%, 3/15/2017....................      1,165,000       1,109,253
BP Capital Markets PLC 3.13%, 3/10/2012................        205,000         211,777
Caterpillar Financial Services Corp. 7.15%, 2/15/2019
  (a)..................................................        215,000         249,970
Citigroup Funding, Inc. 0.39%, 5/5/2011 (b)............      5,300,000       5,297,451
Citigroup, Inc.
  5.63%, 8/27/2012.....................................      1,145,000       1,166,054
Credit Suisse USA, Inc. 6.50%, 1/15/2012...............        570,000         619,246
General Electric Capital Corp.:
  2.63%, 12/28/2012....................................        515,000         528,107
  5.25%, 10/19/2012....................................        395,000         418,511
  5.63%, 5/1/2018......................................        860,000         860,935
  6.75%, 3/15/2032.....................................        235,000         241,952
HSBC Finance Corp. 5.25%, 1/14/2011....................        330,000         340,712
Merrill Lynch & Co., Inc.:
  5.38%, 8/12/2048.....................................        400,000         306,275
  6.88%, 4/25/2018.....................................        565,000         591,621
Morgan Stanley:
  6.00%, 5/13/2014.....................................        545,000         579,425
  6.63%, 4/1/2018......................................        380,000         403,210
National Rural Utilities Cooperative Finance Corp.
  8.00%, 3/1/2032......................................        350,000         404,743
Stanford University
  4.75%, 5/1/2019......................................        105,000         110,292
                                                                         -------------
                                                                            13,726,297
                                                                         -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Deutsche Telekom International Finance BV:
  6.75%, 8/20/2018.....................................        205,000         229,565
Qwest Corp.
  8.38%, 5/1/2016 (c)..................................         15,000          15,525

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Telefonica Emisiones SAU 4.95%, 1/15/2015..............    $   205,000   $     217,495
Verizon Communications, Inc.
  6.40%, 2/15/2038.....................................        420,000         451,918
                                                                         -------------
                                                                               914,503
                                                                         -------------
ELECTRIC UTILITIES -- 1.3%
Duke Energy Carolinas LLC 7.00%, 11/15/2018 (a)........        605,000         719,195
Pacific Gas & Electric Co. 4.80%, 3/1/2014.............        855,000         910,211
Progress Energy, Inc. 7.75%, 3/1/2031..................        395,000         491,705
San Diego Gas & Electric Co. 6.13%, 9/15/2037..........        110,000         125,842
Virginia Electric and Power Co. 5.10%, 11/30/2012......        350,000         374,901
                                                                         -------------
                                                                             2,621,854
                                                                         -------------
FOOD & STAPLES RETAILING -- 0.6%
CVS Caremark Corp. 6.25%, 6/1/2027.....................        245,000         261,345
Safeway, Inc.
  5.63%, 8/15/2014.....................................        210,000         226,704
Target Corp.
  7.00%, 1/15/2038.....................................        310,000         362,951
Wal-Mart Stores, Inc. 5.88%, 4/5/2027..................        320,000         350,547
                                                                         -------------
                                                                             1,201,547
                                                                         -------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035............        235,000         235,897
General Mills, Inc.
  5.70%, 2/15/2017.....................................        395,000         429,391
Kraft Foods, Inc.
  5.63%, 11/1/2011.....................................        395,000         420,208
                                                                         -------------
                                                                             1,085,496
                                                                         -------------
GAS UTILITIES -- 0.1%
KeySpan Corp.
  7.63%, 11/15/2010....................................        110,000         115,364
                                                                         -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc. 6.25%, 12/1/2037............        150,000         173,205
                                                                         -------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
UnitedHealth Group, Inc. 5.25%, 3/15/2011..............        855,000         888,861
                                                                         -------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
McDonald's Corp.
  5.35%, 3/1/2018......................................        350,000         379,359
                                                                         -------------
HOUSEHOLD PRODUCTS -- 0.2%
Kimberly-Clark Corp. 5.00%, 8/15/2013..................        210,000         224,294
Procter & Gamble Co. 5.55%, 3/5/2037...................        235,000         254,265
                                                                         -------------
                                                                               478,559
                                                                         -------------
INDUSTRIAL CONGLOMERATES -- 0.2%
General Electric Co. 5.25%, 12/6/2017..................        350,000         360,335
                                                                         -------------
INSURANCE -- 1.0%
Allstate Corp.
  5.95%, 4/1/2036......................................        160,000         167,745
American International Group, Inc. 5.45%, 5/18/2017
  (a)..................................................        770,000         558,250
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013......        210,000         225,883
MetLife, Inc.
  5.70%, 6/15/2035.....................................        395,000         400,450
Travelers Cos., Inc. 7.53%, 3/15/2037 (d)..............        395,000         339,700
XL Capital, Ltd. 6.50%, 12/31/2049 (d).................        395,000         280,450
                                                                         -------------
                                                                             1,972,478
                                                                         -------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 8/15/2036.....................................        160,000         173,511
                                                                         -------------
MEDIA -- 0.9%
CBS Corp.
  8.20%, 5/15/2014.....................................        205,000         223,450
Comcast Corp.:
  6.40%, 5/15/2038.....................................        205,000         216,207
  6.50%, 1/15/2017.....................................        320,000         349,846
News America, Inc.
  6.15%, 3/1/2037......................................        235,000         231,999
The Walt Disney Co.
  5.70%, 7/15/2011.....................................        210,000         225,651
Time Warner Cable, Inc. 5.85%, 5/1/2017................        320,000         334,757
Time Warner, Inc.
  7.70%, 5/1/2032......................................        235,000         260,743
                                                                         -------------
                                                                             1,842,653
                                                                         -------------
METALS & MINING -- 0.5%
Alcoa, Inc.
  5.38%, 1/15/2013.....................................        210,000         214,200
Rio Tinto Finance USA, Ltd. 5.88%, 7/15/2013...........        420,000         451,500
Vale Overseas, Ltd. 6.88%, 11/21/2036..................        320,000         328,298
                                                                         -------------
                                                                               993,998
                                                                         -------------
MULTI -- UTILITIES -- 0.2%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036........        395,000         420,768
                                                                         -------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  5.65%, 5/15/2013.....................................        420,000         432,853
                                                                         -------------
OIL, GAS & CONSUMABLE FUELS -- 1.8%
Anadarko Petroleum Corp. 5.95%, 9/15/2016..............        320,000         337,511
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038......        395,000         414,083
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016....        855,000         930,844
Kinder Morgan Energy Partners LP 5.80%, 3/15/2035......        170,000         160,362
Pemex Project Funding Master Trust
  6.63%, 6/15/2035.....................................        110,000         104,680
Shell International Finance BV 6.38%, 12/15/2038.......        215,000         256,106

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)...........    $   855,000   $     875,363
Transocean, Inc.
  6.00%, 3/15/2018.....................................        150,000         160,151
Weatherford International, Inc.
  6.80%, 6/15/2037.....................................        234,000         241,481
XTO Energy, Inc.
  5.90%, 8/1/2012......................................        160,000         172,570
                                                                         -------------
                                                                             3,653,151
                                                                         -------------
PHARMACEUTICALS -- 1.0%
Abbott Laboratories
  5.60%, 5/15/2011.....................................        395,000         422,750
AstraZeneca PLC
  6.45%, 9/15/2037.....................................         75,000          88,517
Eli Lilly & Co.
  5.20%, 3/15/2017.....................................        320,000         345,436
Pfizer, Inc.
  6.20%, 3/15/2019.....................................        430,000         481,980
Schering-Plough Corp. 6.00%, 9/15/2017.................        395,000         442,993
Wyeth
  5.95%, 4/1/2037......................................        235,000         258,893
                                                                         -------------
                                                                             2,040,569
                                                                         -------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
Simon Property Group LP 5.60%, 9/1/2011................        260,000         269,750
                                                                         -------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 5/1/2037......................................        160,000         168,850
Norfolk Southern Corp. 7.70%, 5/15/2017................        320,000         382,965
                                                                         -------------
                                                                               551,815
                                                                         -------------
SPECIALTY RETAIL -- 0.2%
The Home Depot, Inc.
  5.40%, 3/1/2016......................................        395,000         413,306
                                                                         -------------
TOBACCO -- 0.2%
Philip Morris International, Inc. 4.88%, 5/16/2013.....        420,000         446,560
                                                                         -------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
AT&T Corp.
  8.00%, 11/15/2031....................................        445,000         553,338
Embarq Corp.
  7.08%, 6/1/2016......................................        160,000         173,600
New Cingular Wireless Services, Inc. 8.13%, 5/1/2012...        395,000         450,920
Telecom Italia Capital
  5.25%, 10/1/2015.....................................        535,000         552,511
Verizon Global Funding Corp. 6.88%, 6/15/2012 (a)......        395,000         440,622
Vodafone Group PLC 5.63%, 2/27/2017....................        235,000         249,840
                                                                         -------------
                                                                             2,420,831
                                                                         -------------
TOTAL CORPORATE
  BONDS & NOTES --
  (Cost $49,789,636)...................................                     52,151,155
                                                                         -------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.6%
Federal Republic of Brazil
  8.25%, 1/20/2034.....................................        350,000         459,025
Province of Ontario
  4.95%, 6/1/2012......................................        445,000         481,487
Province of Quebec
  7.50%, 9/15/2029.....................................        445,000         591,539
Republic of Italy
  5.63%, 6/15/2012.....................................        770,000         844,423
United Mexican States
  5.63%, 1/15/2017.....................................        855,000         884,344
                                                                         -------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $3,155,081)....................................                      3,260,818
                                                                         -------------
U.S. GOVERNMENT AGENCY MBS TBA -- 37.7%
Fannie Mae
  4.00% 30YR TBA.......................................      2,700,000       2,673,844
  4.50% 30YR TBA.......................................      2,400,000       2,430,000
  5.00% 15YR TBA.......................................      2,900,000       3,039,109
  5.50% 30YR TBA.......................................     16,000,000      16,732,500
  6.00% 15YR TBA.......................................        700,000         745,500
  6.00% 30YR TBA.......................................      1,500,000       1,582,266
  6.50% 30YR TBA.......................................      4,000,000       4,272,500
Freddie Mac
  4.00% 15YR TBA.......................................      2,000,000       2,034,063
  4.50% 15YR TBA.......................................      3,250,000       3,362,227
  4.50% 30YR TBA.......................................      5,200,000       5,259,312
  5.00% 30YR TBA.......................................     11,500,000      11,873,750
  5.50% 15YR TBA.......................................      2,000,000       2,113,438
  6.00% 30YR TBA.......................................      9,300,000       9,814,406
Ginnie Mae
  4.00% 30YR TBA.......................................        250,000         247,578
  4.50% 30YR TBA.......................................      2,450,000       2,485,984
  5.00% 30YR TBA.......................................      2,600,000       2,689,781
  5.50% 30YR TBA.......................................      3,200,000       3,357,000
  6.00% 30YR TBA.......................................      2,200,000       2,322,031
  6.50% 30YR TBA.......................................      1,000,000       1,063,750
                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCY MBS TBA --
  (Cost $77,170,201)...................................                     78,099,039
                                                                         -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.6%
Fannie Mae
  1.75%, 3/23/2011.....................................      2,105,000       2,134,807
  2.00%, 9/28/2012.....................................        530,000         530,783
  2.50%, 5/15/2014 (a).................................      2,640,000       2,644,763
  2.88%, 10/12/2010 (a)................................      2,180,000       2,231,852
  5.00%, 2/16/2012.....................................      1,183,000       1,285,078
  5.00%, 5/11/2017 (a).................................      1,180,000       1,304,930
  7.13%, 1/15/2030 (a).................................        805,000       1,086,016
Federal Home Loan Bank
  5.13%, 8/14/2013 (a).................................      1,715,000       1,905,089
  5.38%, 8/19/2011 (a).................................      2,520,000       2,727,067
Freddie Mac
  2.13%, 3/23/2012 (a).................................      1,060,000       1,079,564
  5.00%, 4/18/2017 (a).................................        703,000         777,397
                                                                         -------------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS --
  (Cost $17,210,188)...................................                     17,707,346
                                                                         -------------

SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
U.S. TREASURY OBLIGATIONS -- 25.3%
Treasury Bonds
  4.38%, 2/15/2038 (a).................................    $ 2,425,000   $   2,556,095
  5.50%, 8/15/2028 (a).................................        815,000         972,499
  6.75%, 8/15/2026 (a).................................      1,635,000       2,187,238
  7.88%, 2/15/2021 (a).................................      1,635,000       2,280,384
  8.88%, 8/15/2017 (a).................................      3,393,000       4,754,543
Treasury Notes
  0.88%, 12/31/2010 (a)(e).............................      5,585,000       5,609,183
  1.38%, 5/15/2012 (a)(e)..............................      8,830,000       8,859,580
  2.63%, 6/30/2014 (a).................................      2,680,000       2,727,972
  3.13%, 8/31/2013 (a).................................      5,355,000       5,612,308
  3.88%, 5/15/2018 (a).................................      4,315,000       4,523,285
  4.13%, 5/15/2015 (a).................................      3,350,000       3,628,084
  4.50%, 9/30/2011 (a).................................      2,190,000       2,343,760
  4.75%, 8/15/2017 (a).................................      2,360,000       2,630,338
  4.88%, 4/30/2011 (a).................................      3,475,000       3,702,578
                                                                         -------------
TOTAL U.S. TREASURY
  OBLIGATIONS --
  (Cost $52,045,520)...................................                     52,387,847
                                                                         -------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.1%
Banc of America Commercial Mortgage, Inc. 5.84%,
  6/10/2049 (d)........................................        250,000         207,997
Bear Stearns Commercial Mortgage Securities
  4.75%, 2/13/2046 (d).................................        550,000         547,568
GE Capital Commercial Mortgage Corp.
  5.54%, 12/10/2049 (d)................................        400,000         310,203
Greenwich Capital Commercial Funding Corp. 4.80%,
  8/10/2042 (d)........................................        500,000         487,346
GS Mortgage Securities Corp. II
  5.40%, 8/10/2038 (d).................................        475,000         455,208
  5.55%, 4/10/2038 (d).................................        500,000         455,844
JP Morgan Chase Commercial Mortgage Securities Corp.
  4.87%, 3/15/2046 (d).................................        250,000         241,390
  4.88%, 1/12/2038 (d).................................        500,000         495,494
  5.44%, 6/12/2047 (d).................................        510,000         438,548
  5.81%, 6/12/2043 (d).................................        500,000         464,506
LB-UBS Commercial Mortgage Trust
  4.37%, 3/15/2036 (d).................................        450,000         424,844
  4.51%, 12/15/2029 (d)................................        500,000         476,347
  5.25%, 6/15/2029 (d).................................        250,000         249,897
Morgan Stanley Capital I
  5.51%, 11/12/2049 (d)................................        475,000         453,281
  5.07%, 4/15/2049 (d).................................        205,000         194,357
Wachovia Bank Commercial Mortgage Trust
  5.28%, 11/15/2035 (d)................................        500,000         503,599
                                                                         -------------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES --
  (Cost $5,800,377)....................................                      6,406,429
                                                                         -------------
ASSET BACKED -- 0.5%
CREDIT CARD RECEIVABLES -- 0.5%
Capital One Multi-Asset Execution Trust
  5.05%, 2/15/2016.....................................        245,000         261,064
Citibank Credit Card Issuance Trust
  4.90%, 6/23/2016.....................................        200,000         212,776
  5.35%, 2/7/2020......................................        295,000         315,745
  5.65%, 9/20/2019.....................................        200,000         217,104
                                                                         -------------
TOTAL ASSET BACKED --
  (Cost $948,936)......................................                      1,006,689
                                                                         -------------
MUNICIPAL BONDS AND NOTES -- 0.0 % (F)
CALIFORNIA -- 0.0 % (F)
California State General Obligation
  5.95%, 4/1/2016
  (Cost $35,168).......................................         35,000          36,907
                                                                         -------------


                                                              SHARES
                                                              ------
SHORT TERM INVESTMENTS -- 47.9 %
MONEY MARKET FUNDS -- 47.9%
State Street Institutional Liquid Reserves Fund 0.26%
  (e)(g)(h)............................................     68,805,764      68,805,764
State Street Navigator Securities Lending Prime
  Portfolio (g)(i).....................................     30,492,324      30,492,324
                                                                         -------------
TOTAL SHORT TERM INVESTMENTS -- (J)
  (Cost $99,298,088)...................................                     99,298,088
                                                                         -------------
TOTAL INVESTMENTS -- 149.9% (K)
  (Cost $305,453,195)..................................                    310,354,318
OTHER ASSETS AND
  LIABILITIES -- (49.9)%...............................                   (103,248,134)
                                                                         -------------
NET ASSETS -- 100.0%...................................                  $ 207,106,184
                                                                         =============




(a) Security, or portion thereof, was on loan as of September 30, 2009.
(b) Floating Rate Note. Rate shown is rate as of September 30, 2009.
(c) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Variable Rate Security. Rate shown is as of September 30, 2009.
(e) Security or a portion thereof has been designated as collateral for TBA securities.
(f) Amount shown represents less than 0.05% of net assets.
(g) Affiliated Fund managed by SSgA Funds Management, Inc.
(h) The rate shown is the annualized seven-day yield at period end.
(i) Investments of cash collateral for securities loaned.
(j) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(k) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
TBA = To Be Announced

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
MUNICIPAL BONDS AND NOTES -- 97.1%
ALABAMA -- 0.7%
Alabama, Auburn University, General Fee Revenue
  5.00%, 6/1/2038 (a)..................................    $ 2,200,000   $  2,319,988
Alabama, Public School & College Authority
  5.00%, 12/1/2023.....................................      1,500,000      1,635,030
Birmingham, AL, Capital Investment
  Series A 4.50%, 12/1/2027 (a)........................      1,000,000      1,009,090
                                                                         ------------
                                                                            4,964,108
                                                                         ------------
ALASKA -- 0.4%
Alaska, State General Obligation
  Series A 5.00%, 8/1/2024.............................      2,580,000      2,966,303
                                                                         ------------
ARIZONA -- 3.3%
Arizona, Salt River Project, Agricultural Improvement &
  Power District:
  Series A 5.00%, 1/1/2016.............................        500,000        581,180
  Series A 5.00%, 1/1/2022.............................        500,000        571,320
  Series A 5.00%, 1/1/2027.............................      2,500,000      2,758,725
Arizona, State Transportation Board, Excise Tax Revenue
  5.00%, 7/1/2021......................................      1,500,000      1,692,495
Arizona, State Transportation Board, Highway Revenue
  Series A 5.00%, 7/1/2028.............................      7,145,000      7,883,293
Chandler, AZ, General Obligation
  4.25%, 7/1/2026......................................      5,000,000      5,192,150
Maricopa County, AZ, Community College District,
  General Obligation
  Series C 3.00%, 7/1/2022.............................      2,000,000      1,843,360
Phoenix, AZ, Civic Improvement Corp., Wastewater System
  Revenue, Senior Lien
  5.50%, 7/1/2019......................................      1,000,000      1,243,030
Phoenix, AZ, General Obligation
  Series A 5.00%, 7/1/2017.............................      1,000,000      1,181,820
Pima County, AZ, Industrial Development Authority,
  Lease Revenue
  5.00%, 9/1/2039......................................      2,000,000      2,016,300
                                                                         ------------
                                                                           24,963,673
                                                                         ------------
CALIFORNIA -- 11.5%
Anaheim, CA, Public Financing Authority, Revenue
  4.50%, 10/1/2037 (a).................................      4,000,000      3,931,200
Azusa, CA, Public Financing Authority, Revenue
  5.00%, 7/1/2039 (a)..................................      1,200,000      1,238,136
California, Golden Empire Schools Financing Authority,
  Lease Revenue
  4.00%, 5/1/2010......................................      4,000,000      4,047,320
California, State Public Works Board, Lease Revenue
  Series D 5.00%, 5/1/2025.............................      1,000,000      1,040,360
California, State University Revenue:
  Series A 4.50%, 11/1/2044 (a)........................      6,090,000      5,616,807
  Series A 5.00%, 11/1/2037 (a)........................      1,000,000      1,044,140
Foothill-De Anza, CA, Community College District,
  General Obligation
  Series B 5.00%, 8/1/2027 (a).........................      4,475,000      4,813,265
Los Angeles, CA, Unified School District:
  Series B 4.75%, 7/1/2019 (a).........................      3,485,000      3,814,367
  Series A-1 5.00%, 7/1/2016 (a).......................      3,000,000      3,331,680
  Series A 5.00%, 7/1/2018 (a).........................        900,000      1,011,969
  Series H 5.00%, 7/1/2021 (a).........................      2,695,000      3,001,637
Los Angeles, CA, Wastewater System Revenue
  Series A 5.00%, 6/1/2029.............................      1,000,000      1,102,130
Los Angeles County, CA, Metropolitan Transportation
  Authority, Sales Tax Revenue
  Series A 5.00%, 7/1/2027 (a).........................      3,780,000      4,058,057
Metropolitan Water District of Southern California,
  Waterworks Revenue
  Series A 5.00%, 1/1/2029.............................      4,900,000      5,422,683
Rancho Santiago, CA, Community College District,
  General Obligation
  5.00%, 9/1/2026 (a)..................................      3,535,000      3,778,597
San Diego, CA, Community College District
  5.00%, 5/1/2020 (a)..................................      2,720,000      2,982,562
San Diego, CA, Unified School District:
  Series G-1 4.50%, 7/1/2029 (a).......................      4,000,000      4,048,800
  Series C-2 5.50%, 7/1/2019 (a).......................      1,600,000      1,901,328
San Francisco, CA, Bay Area Rapid Transit District:
  Series B 5.00%, 8/1/2022.............................      1,500,000      1,706,595
  Series B 5.00%, 8/1/2032.............................      1,600,000      1,728,784
San Francisco, CA, Bay Area Toll Authority, Toll Bridge
  Revenue
  Series F 5.00%, 4/1/2031.............................      7,275,000      7,691,421
San Francisco, CA, City & County Public Utilities
  Commission, Water Revenue
  Series A 4.50%, 11/1/2031 (a)........................      1,000,000      1,014,750
San Francisco, CA, Community College District
  Series B 5.00%, 6/15/2028 (a)........................      5,225,000      5,480,503
San Jose, CA, Evergreen Community College District
  Series A Zero Coupon, 9/1/2020.......................      2,500,000      1,547,000
University of California:
  Series J 4.50%, 5/15/2031............................      3,000,000      3,027,210
  Series J 4.50%, 5/15/2035............................      2,000,000      2,012,420
  Series B 4.75%, 5/15/2038............................      1,300,000      1,312,259
  Series E 5.00%, 5/15/2014 (a)........................      3,180,000      3,654,138
West Valley-Mission Community
  College District, CA, Election 2004-A
  5.00%, 8/1/2030 (a)..................................      2,000,000      2,098,780
                                                                         ------------
                                                                           87,458,898
                                                                         ------------
COLORADO -- 1.4%
Cherry Creek, CO, Arapahoe County School District,
  General Obligation
  Series B 5.50%, 12/15/2013 (a).......................      2,030,000      2,350,781
Douglas County, CO, School District
  Series B 5.00%, 12/15/2019...........................      2,000,000      2,300,300

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Platte River, CO, Power Authority Revenue:
  Series HH 5.00%, 6/1/2024............................    $ 1,255,000   $  1,410,243
  Series HH 5.00%, 6/1/2029............................      1,000,000      1,087,750
University of Colorado, Enterprise System Revenue
  5.00%, 6/1/2023 (a)..................................      3,000,000      3,228,960
                                                                         ------------
                                                                           10,378,034
                                                                         ------------
CONNECTICUT -- 1.1%
Connecticut, State General Obligation:
  Series A 4.50%, 5/1/2026.............................      1,000,000      1,069,420
  Series C 5.00%, 4/1/2011 (a).........................      2,000,000      2,127,460
  Series B 5.00%, 4/15/2012............................      5,000,000      5,494,000
                                                                         ------------
                                                                            8,690,880
                                                                         ------------
DELAWARE -- 0.5%
Delaware, State General Obligation
  5.00%, 3/1/2013......................................      1,000,000      1,127,850
New Castle County, DE, General Obligation
  Series A 5.00%, 7/15/2039............................      2,500,000      2,712,275
                                                                         ------------
                                                                            3,840,125
                                                                         ------------
DISTRICT OF COLUMBIA -- 1.5%
District of Columbia, Water & Sewer Authority, Public
  Utility Revenue
  Series A 5.50%, 10/1/2039............................      5,000,000      5,732,300
Metropolitan Washington, DC, Airport Authority System
  Series C 5.00%, 10/1/2028............................      5,000,000      5,320,000
                                                                         ------------
                                                                           11,052,300
                                                                         ------------
FLORIDA -- 4.2%
Florida, State Board of Education, Capital Outlay:
  Series B: 5.00%, 6/1/2015............................      2,600,000      2,982,096
  Series A 5.00%, 6/1/2016.............................        900,000      1,040,121
  Series A 5.00%, 6/1/2017.............................      5,000,000      5,801,650
  Series D 5.00%, 6/1/2024.............................      7,550,000      8,578,008
Florida, State Board of Education, General Obligation
  Series B 5.25%, 6/1/2013.............................      2,000,000      2,255,120
Gainesville, FL, Utility System Revenue, (Pre-refunded)
  Series A 5.00%, 10/1/2035 (a)........................        900,000      1,062,810
JEA, FL, Bulk Power Supply System Revenue, Scherer 4
  Project
  Series A 5.63%, 10/1/2033............................      5,000,000      5,358,400
Palm Beach County, FL, Public Improvement Revenue
  5.00%, 5/1/2038......................................      5,000,000      5,215,800
                                                                         ------------
                                                                           32,294,005
                                                                         ------------
GEORGIA -- 3.0%
Atlanta, GA, Metropolitan Rapid Transit Authority,
  Sales Tax Revenue
  Series B 5.00%, 7/1/2037 (a).........................      6,875,000      7,225,488
Augusta, GA, Water & Sewer Revenue
  5.00%, 10/1/2014 (a).................................      1,085,000      1,249,399
De Kalb County, GA, General Obligation 5.00%,
  12/1/2014............................................      1,495,000      1,743,932
De Kalb County, GA, Water & Sewer Revenue
  Series B 5.25%, 10/1/2024............................      3,000,000      3,727,680
Georgia, State General Obligation:
  Series B 5.00%, 4/1/2012.............................      2,000,000      2,200,320
  Series B 5.00%, 7/1/2022.............................      4,500,000      5,232,240
Milledgeville -- Baldwin County, GA,
  Development Authority, (Pre-refunded)
  5.50%, 9/1/2024......................................      1,500,000      1,788,015
                                                                         ------------
                                                                           23,167,074
                                                                         ------------
HAWAII -- 1.5%
Hawaii, State General Obligation:
  Series DF 5.00%, 7/1/2020 (a)........................      1,360,000      1,514,496
  Series DJ 5.00%, 4/1/2023 (a)........................        900,000      1,009,665
  Series DI 5.00%, 3/1/2025 (a)........................      5,000,000      5,459,850
Hawaii, State Highway Revenue
  Series B 5.00%, 7/1/2015 (a).........................      1,285,000      1,483,186
Honolulu, HI, City & County General Obligation
  Series A 5.00%, 7/1/2029 (a).........................      1,500,000      1,619,625
                                                                         ------------
                                                                           11,086,822
                                                                         ------------
ILLINOIS -- 4.1%
Chicago, IL, General Obligation:
  Series A 5.00%, 1/1/2015 (a).........................        900,000      1,024,497
  Series B 5.00%, 1/1/2022 (a).........................      1,000,000      1,077,860
Chicago, IL, Metropolitan Water Reclamation District:
  Series A 5.00%, 12/1/2020............................      1,000,000      1,189,430
  Series C 5.25%, 12/1/2032............................      5,000,000      6,040,050
Chicago, IL, O'Hare International Airport Revenue
  Series A 5.00%, 1/1/2038 (a).........................      1,500,000      1,556,280
Chicago, IL, Water Revenue
  5.25%, 11/1/2038.....................................      2,500,000      2,663,225
Illinois, Finance Authority Revenue, University of
  Chicago
  Series B 6.25%, 7/1/2038.............................      5,000,000      5,774,550
Illinois, State General Obligation:
  Series B 5.00%, 3/1/2014.............................      2,000,000      2,235,660
  Series A 5.00%, 6/1/2021.............................      5,000,000      5,722,850
Kendall, Kane, & Will Counties, IL, School District No.
  308, General Obligation
  Zero Coupon, 2/1/2022 (a)............................      5,000,000      2,865,250
Southwestern, IL, Development Authority Revenue
  Zero Coupon, 12/1/2021 (a)...........................      1,125,000        662,816
                                                                         ------------
                                                                           30,812,468
                                                                         ------------
INDIANA -- 2.0%
Indiana, State Finance Authority, Highway Revenue:
  Series A 4.50%, 12/1/2020 (a)........................      1,000,000      1,055,000
  Series A 4.50%, 6/1/2027 (a).........................      9,000,000      9,237,690
Indiana, State Finance Authority, Lease Revenue
  Series A-1 5.00%, 11/1/2015..........................      3,000,000      3,416,430

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Indiana, State Finance Authority, State Revolving Fund
  Program Revenue
  Series B 5.00%, 2/1/2018.............................    $ 1,535,000   $  1,772,495
                                                                         ------------
                                                                           15,481,615
                                                                         ------------
KANSAS -- 0.3%
Kansas, State Department of Transportation, Highway
  Revenue
  Series A 5.00%, 9/1/2011.............................      2,000,000      2,161,700
                                                                         ------------
KENTUCKY -- 0.5%
Kentucky, State Property & Buildings Commission
  5.00%, 8/1/2013 (a)..................................      1,000,000      1,120,810
Kentucky, State Turnpike Authority, Economic
  Development Road Revenue
  5.00%, 7/1/2025 (a)..................................      1,500,000      1,611,150
Kentucky, State Turnpike Authority, Economic Recovery
  Series B 4.50%, 7/1/2023.............................      1,285,000      1,366,251
                                                                         ------------
                                                                            4,098,211
                                                                         ------------
LOUISIANA -- 0.7%
Louisiana, State Gas & Fuels Tax Revenue
  Series A 5.00%, 5/1/2031 (a).........................      5,365,000      5,662,704
                                                                         ------------
MARYLAND -- 2.1%
Maryland, State Department of Transportation, Highway
  Revenue:
     5.00%, 2/15/2015..................................      1,500,000      1,739,235
     5.00%, 2/15/2017..................................      1,925,000      2,267,919
Maryland, State General Obligation:
     5.00%, 8/1/2012...................................      1,250,000      1,390,263
     Series C 5.00%, 3/1/2017..........................      2,900,000      3,447,694
     Series A 5.25%, 2/15/2013.........................      1,000,000      1,135,140
Montgomery County, MD, Public Improvement
  Series A 5.00%, 7/1/2016.............................      1,500,000      1,778,175
Montgomery, MD, General Obligation
  Series A 5.00%, 9/1/2015.............................      3,530,000      4,061,618
                                                                         ------------
                                                                           15,820,044
                                                                         ------------
MASSACHUSETTS -- 6.2%
Massachusetts, Bay Transportation Authority, Revenue
  Series A 5.00%, 7/1/2029.............................      3,000,000      3,469,590
Massachusetts, Bay Transportation Authority, Sales Tax
  Revenue Series A 5.00%, 7/1/2021.....................      1,000,000      1,199,910
  Series B 5.50%, 7/1/2027 (a).........................      1,200,000      1,502,352
Massachusetts, School Building Authority:
  Series A 5.00%, 8/15/2024 (a)........................      1,000,000      1,102,210
  Series A 5.00%, 8/15/2026 (a)........................      3,000,000      3,261,330
  Series A 5.00%, 8/15/2030 (a)........................      2,700,000      2,892,132
Massachusetts, State Construction Loan
  Series B 5.00%, 8/1/2015.............................      1,310,000      1,522,600
Massachusetts, State General Obligation:
  Series A 5.25%, 8/1/2019.............................        900,000      1,089,027
  Series B 5.25%, 9/1/2024 (a).........................      5,000,000      6,207,400
  Series C 5.50%, 12/1/2022 (a)........................     11,000,000     13,874,740
Massachusetts, State Health & Educational Facilities
  Authority Revenue
  Series A 5.50%, 11/15/2036...........................      2,000,000      2,291,200
Massachusetts, State Tax Revenue
  5.00%, 1/1/2034 (a)..................................      1,000,000      1,130,450
Massachusetts, State Water Pollution Abatement Trust
  5.25%, 8/1/2033......................................      2,000,000      2,476,980
Massachusetts, State Water Resources Authority
  Series A 5.13%, 8/1/2026 (a).........................      5,000,000      5,398,850
                                                                         ------------
                                                                           47,418,771
                                                                         ------------
MICHIGAN -- 0.2%
Michigan, Municipal Bond Authority Revenue
  5.00%, 10/1/2022.....................................      1,700,000      1,863,506
                                                                         ------------
MINNESOTA -- 0.9%
Minnesota, State General Obligation:
  5.00%, 6/1/2015......................................      1,820,000      2,127,525
  5.00%, 11/1/2016.....................................      1,820,000      2,162,542
  5.00%, 6/1/2018......................................      1,940,000      2,244,619
                                                                         ------------
                                                                            6,534,686
                                                                         ------------
MISSISSIPPI -- 0.2%
Mississippi, State General Obligation
  5.00%, 12/1/2013.....................................      1,000,000      1,137,440
                                                                         ------------
MISSOURI -- 1.0%
Missouri, State Highways & Transit Commission, State
  Road Revenue, Second Lien:
  5.25%, 5/1/2019......................................      4,000,000      4,688,240
  5.25%, 5/1/2020......................................      1,000,000      1,163,140
Missouri, State Regional Convention & Sports Complex
  Authority
  5.25%, 8/15/2016 (a).................................      1,800,000      1,937,016
                                                                         ------------
                                                                            7,788,396
                                                                         ------------
MONTANA -- 0.3%
Montana, State Department of Transportation Revenue
  5.00%, 6/1/2015 (a)..................................      2,130,000      2,465,113
                                                                         ------------
NEBRASKA -- 0.7%
Omaha, NE, Public Power District
  Series A 5.00%, 2/1/2039.............................      5,000,000      5,166,300
                                                                         ------------
NEVADA -- 1.9%
Clark County, NV, General Obligation:
  4.50%, 6/1/2018 (a)..................................      1,475,000      1,567,246
  4.75%, 6/1/2025 (a)..................................      1,735,000      1,793,886
Clark County, NV, Highway Improvement Revenue
  5.00%, 7/1/2012 (a)..................................      1,000,000      1,091,580
Clark County, NV, School District, General Obligation:
  Series B 4.50%, 6/15/2016 (a)........................      1,010,000      1,116,717
  Series A 5.00%, 6/15/2014 (a)........................        900,000      1,003,275
  Series D 5.00%, 6/15/2017 (a)........................      4,815,000      5,397,808
Las Vegas Valley, NV, Water District, General
  Obligation
  Series B 5.00%, 6/1/2015.............................      1,500,000      1,678,110

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Nevada, State Highway Improvement Revenue
  5.00%, 12/1/2017 (a).................................    $ 1,000,000   $  1,102,160
                                                                         ------------
                                                                           14,750,782
                                                                         ------------
NEW JERSEY -- 0.7%
New Jersey, Recreational Facility Improvements Revenue
  Series A 5.80%, 11/1/2018 (a)........................      1,000,000      1,191,660
New Jersey, State Educational Facilities Authority
  Revenue, Higher Education Capital Improvement
  Series A 5.00%, 9/1/2018 (a).........................        735,000        815,674
New Jersey, State Transportation Trust Fund Authority:
  (Escrow to Maturity)
  Series C Zero Coupon, 12/15/2029 (a).................      2,585,000        909,532
  Series A 5.25%, 6/15/2012 (a)........................      1,305,000      1,452,804
New Jersey, State Turnpike Authority
  Series A 5.25%, 1/1/2027 (a).........................      1,000,000      1,180,710
                                                                         ------------
                                                                            5,550,380
                                                                         ------------
NEW MEXICO -- 1.2%
Albuquerque, NM, Municipal School District, General
  Obligation
  Series A 4.00%, 8/1/2022.............................      6,650,000      7,043,281
New Mexico, Severance Tax
  Series A-1 4.00%, 7/1/2014...........................      2,000,000      2,161,380
                                                                         ------------
                                                                            9,204,661
                                                                         ------------
NEW YORK -- 15.1%
Erie County, NY, Industrial Development Agency Revenue:
  Series A 5.75%, 5/1/2019 (a).........................      1,500,000      1,756,530
  Series A 5.75%, 5/1/2021 (a).........................      3,000,000      3,409,200
New York, NY, City Municipal Water Finance Authority:
  Series DD 4.50%, 6/15/2038...........................      2,310,000      2,331,390
  Series DD 4.63%, 6/15/2031...........................      1,030,000      1,078,369
  Series C 4.75%, 6/15/2033............................      1,000,000      1,034,110
  Series C 4.75%, 6/15/2033 (a)........................      5,000,000      5,170,550
  Series C 5.00%, 6/15/2035............................      2,320,000      2,419,273
  Series A 5.00%, 6/15/2038............................      1,000,000      1,060,850
  Series D 5.00%, 6/15/2038............................      1,000,000      1,049,380
New York, NY, City Transitional Finance Authority:
  Series D-1 5.00%, 11/1/2013..........................      1,500,000      1,711,725
  Series B 5.00%, 11/1/2014............................      1,050,000      1,216,036
  Series A-2 5.00%, 11/1/2017..........................      4,500,000      5,099,220
  Series C-1 5.00%, 11/1/2020..........................        900,000      1,031,652
  Series B 5.00%, 8/1/2021.............................      2,725,000      2,938,722
New York, NY, General Obligation:
  Series C-1 5.00%, 10/1/2012..........................      1,400,000      1,541,834
  Series C 5.00%, 11/15/2016...........................      5,000,000      5,913,200
New York, NY, Triborough Bridge & Tunnel Authority
  Revenue:
  Series A-2 5.00%, 11/15/2029.........................     12,620,000     13,950,653
  Series B 5.25%, 8/1/2015.............................      2,000,000      2,269,740
New York, State Dormitory Authority Revenue
  Series A 5.00%, 7/1/2038.............................      3,350,000      3,539,107
New York, State Dormitory Authority, State Income Tax
  Revenue:
  Series D 5.00%, 3/15/2016............................      1,800,000      2,100,078
  Series B 5.00%, 3/15/2028............................      5,000,000      5,556,150
New York, State Environmental Facscorp
  Series A 4.50%, 6/15/2036............................      1,500,000      1,540,170
New York, State Housing Finance Agency, Personal Income
  Tax Revenue
  Series A 5.00%, 3/15/2039............................      2,000,000      2,110,860
New York, State Local Government Assistance Corp.
  Series A 5.00%, 4/1/2020.............................      3,000,000      3,473,490
New York, State Thruway Authority, Highway & Bridge
  Trust Fund:
  Series B 5.00%, 4/1/2014 (a).........................      2,000,000      2,279,440
  Series B 5.00%, 4/1/2021 (a).........................      3,000,000      3,297,330
New York, State Thruway Authority, Personal Income Tax
  Revenue:
  Series A 5.00%, 3/15/2028............................      2,000,000      2,212,460
  Series A 5.00%, 3/15/2029............................      2,000,000      2,208,960
New York, State Thruway Authority, Second General
  Highway & Bridge Trust Fund:
  Series B 5.00%, 4/1/2019.............................      5,400,000      6,277,716
  Series A 5.00%, 4/1/2020 (a).........................      3,000,000      3,342,030
  Series A 5.00%, 4/1/2021.............................        500,000        567,630
New York, State Thruway Authority:
  Series G 4.75%, 1/1/2030 (a).........................        920,000        954,537
New York, State Urban Development Corp. Revenue:
  Series B 3.63%, 3/15/2012............................        710,000        752,231
  Series A-1 5.00%, 12/15/2016.........................      2,000,000      2,340,200
  Series B 5.00%, 3/15/2020............................      3,000,000      3,397,590
  Series A-1 5.00%, 12/15/2022 (a).....................      1,000,000      1,099,780
  Series B-1 5.00%, 3/15/2036..........................      1,000,000      1,065,830
New York & New Jersey, Port Authority Revenue:
  156(th) Series 4.75%, 11/1/2036......................      7,000,000      7,323,190
  144(th) Series 5.00%, 10/1/2028......................      3,000,000      3,253,620
  144(th) Series 5.00%, 12/1/2029......................      1,500,000      1,616,385
                                                                         ------------
                                                                          115,291,218
                                                                         ------------
NORTH CAROLINA -- 2.7%
Charlotte, NC, Water & Sewer System Revenue
  5.00%, 7/1/2038......................................      3,000,000      3,233,010
Mecklenburg County, NC, General Obligation:
  Series A 4.00%, 8/1/2015.............................      3,135,000      3,518,254
  Series A 5.00%, 8/1/2015.............................      1,000,000      1,177,310
North Carolina, Infrastructure Finance Corp.
  Certificate Participation
  Series A 5.00%, 2/1/2020 (a).........................      1,275,000      1,442,356
North Carolina, State Capital Improvement Obligation
  Series A 4.50%, 5/1/2026.............................      4,500,000      4,799,070
North Carolina, State General Obligation
  Series B 5.00%, 4/1/2016.............................      2,000,000      2,360,760

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
University of North Carolina,
  Chapel Hill
  5.00%, 12/1/2031.....................................    $ 3,640,000   $  3,964,979
                                                                         ------------
                                                                           20,495,739
                                                                         ------------
OHIO -- 1.1%
Columbus, OH, General Obligation:
  Series D 5.00%, 12/15/2009...........................      1,000,000      1,009,120
  Series A 5.00%, 9/1/2018.............................      1,500,000      1,759,230
Ohio, State General Obligation
  Series A 5.00%, 6/15/2010............................      2,170,000      2,238,832
Ohio, University of Akron, General Receipts:
  Series A 5.00%, 1/1/2033 (a).........................      1,000,000      1,048,070
  Series B 5.25%, 1/1/2023 (a).........................      1,970,000      2,196,885
                                                                         ------------
                                                                            8,252,137
                                                                         ------------
OREGON -- 0.9%
Oregon, State Department of Transportation Revenue:
  Series C 5.00%, 11/15/2015...........................      1,500,000      1,746,360
  Series A 5.00%, 11/15/2033...........................      1,500,000      1,632,390
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/1/2015 (a).........................      1,730,000      2,003,167
Salem-Keizer, OR, School District No. 24J, General
  Obligation
  Series B Zero Coupon, 6/15/2021......................      2,010,000      1,270,682
                                                                         ------------
                                                                            6,652,599
                                                                         ------------
PENNSYLVANIA -- 3.2%
Central Bucks, PA, School District
  5.00%, 5/15/2023.....................................      2,500,000      2,864,625
Pennsylvania, Commonwealth Financing Authority Revenue
  Series A 5.00%, 6/1/2025 (a).........................      1,925,000      2,093,842
Pennsylvania, State General Obligation:
  Series A 4.50%, 11/1/2021............................      1,390,000      1,535,324
  Series A 5.00%, 11/1/2013............................      1,000,000      1,139,020
  5.00%, 5/15/2015.....................................      1,000,000      1,159,040
  5.00%, 7/1/2015......................................      5,000,000      5,806,350
  5.00%, 4/15/2021.....................................      5,000,000      5,832,350
  5.38%, 7/1/2016 (a)..................................      3,000,000      3,585,120
                                                                         ------------
                                                                           24,015,671
                                                                         ------------
RHODE ISLAND -- 0.6%
Rhode Island, State & Providence Plantations,
  Consolidated Capital Development:
  Series E 4.70%, 11/1/2025............................      3,000,000      3,180,150
  Series C 5.00%, 11/15/2025 (a).......................      1,000,000      1,100,940
                                                                         ------------
                                                                            4,281,090
                                                                         ------------
SOUTH CAROLINA -- 0.5%
Charleston County, SC, Sales Tax Revenue
  5.00%, 11/1/2018.....................................      2,000,000      2,365,020
South Carolina, State Public Service Authority
  Series C 5.00%, 1/1/2016 (a).........................      1,275,000      1,470,764
                                                                         ------------
                                                                            3,835,784
                                                                         ------------
TENNESSEE -- 0.6%
Nashville & Davidson County, TN, Health & Educational
  Facilities Board Revenue:
  Series A 5.00%, 10/1/2013............................      2,000,000      2,274,200
  Series B 5.00%, 10/1/2039............................      1,000,000      1,073,160
Shelby County, TN, General Obligation
  5.00%, 4/1/2019......................................      1,080,000      1,283,720
                                                                         ------------
                                                                            4,631,080
                                                                         ------------
TEXAS -- 13.3%
Austin, TX, Electrical Utilities System Revenue
  5.00%, 11/15/2035 (a)................................      5,100,000      5,269,167
Cypress-Fairbanks, TX, Independant School District
  5.00%, 2/15/2023.....................................      5,000,000      5,559,700
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
  4.50%, 12/1/2027 (a).................................      6,500,000      6,679,790
  Series A 5.00%, 12/1/2015............................      6,785,000      7,902,625
Dallas, TX, General Obligation:
  4.75%, 2/15/2026.....................................      1,500,000      1,576,635
  5.00%, 2/15/2024.....................................      2,055,000      2,186,068
  5.00%, 2/15/2027.....................................      1,750,000      1,924,143
Denton, TX, Independant School District, General
  Obligation
  5.00%, 8/15/2028.....................................      1,000,000      1,092,920
Harris County, TX, General Obligation
  Series A 5.25%, 10/1/2017............................      2,350,000      2,672,608
Harris County, TX, Road Revenue
  Series B 5.25%, 8/15/2047............................      3,000,000      3,178,500
Houston, TX, Airport System Revenue, Senior Lien
  Series A 5.50%, 7/1/2034.............................      1,850,000      1,986,456
Houston, TX, Public Improvement:
  Series D 5.00%, 3/1/2017 (a).........................      5,000,000      5,681,650
  Series B 5.00%, 3/1/2023 (a).........................      4,000,000      4,319,160
Houston, TX, Utility System Revenue:
  Series A 5.25%, 11/15/2017 (a).......................        900,000      1,039,896
  Series A 5.25%, 11/15/2031 (a).......................      4,600,000      5,031,848
La Joya, TX, Independent School District
  5.00%, 2/15/2034.....................................      3,300,000      3,525,159
Prosper, TX, Independent School District
  5.00%, 2/15/2038.....................................      1,000,000      1,054,040
Texas, State Transaction Commission, Mobility Fund
  Series A 4.50%, 4/1/2030 (a).........................      3,000,000      3,070,860
Texas, State General Obligation:
  Series B 4.25%, 8/1/2026.............................      5,000,000      5,243,600
  4.75%, 4/1/2036......................................      1,000,000      1,037,280
  Series A 5.00%, 10/1/2014............................      3,795,000      4,368,045
  5.00%, 4/1/2029......................................      3,000,000      3,261,390
Texas, State Transportation Commission:
  5.00%, 4/1/2019......................................      5,000,000      5,753,050
  Series A 5.00%, 4/1/2020.............................      1,000,000      1,124,660
  5.00%, 4/1/2026......................................      2,555,000      2,788,144

SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Texas, State Water Development Board Revenue, Sub Lien,
  A-1 5.00%, 7/15/2015.................................    $ 5,620,000   $  6,558,877
University of Texas:
  Series F 4.75%, 8/15/2026............................      1,890,000      2,039,518
  Series B 5.00%, 8/15/2010............................      1,000,000      1,039,060
  Series D 5.00%, 8/15/2018............................      1,675,000      1,945,127
Williamson County, TX, General Obligation
  5.25%, 2/15/2018 (a).................................      2,000,000      2,339,780
                                                                         ------------
                                                                          101,249,756
                                                                         ------------
UTAH -- 0.8%
Utah, State General Obligation,
  (Pre- refunded)
  Series A 5.00%, 7/1/2015.............................      2,000,000      2,272,300
Utah, Transport Authority Sales Tax Revenue
  Series A 5.00%, 6/15/2036 (a)........................      3,850,000      4,124,313
                                                                         ------------
                                                                            6,396,613
                                                                         ------------
VIRGINIA -- 2.7%
Fairfax County, VA, General Obligation:
  Series A 4.00%, 4/1/2011.............................      1,675,000      1,760,308
  Series A 4.00%, 4/1/2020.............................      1,000,000      1,055,910
Virginia, State Public Building Authority, Public
  Facilities Revenue:
  Series B 5.00%, 8/1/2017.............................      3,000,000      3,555,510
  Series B 5.25%, 8/1/2027.............................      2,000,000      2,271,720
Virginia, State Public School Authority Revenue
  Series B 5.25%, 8/1/2014.............................      4,300,000      4,995,095
Virginia, State Resources Authority Revenue
  Series B 5.00%, 11/1/2028............................      3,540,000      3,970,074
Virginia, Upper Occoquan Sewage Authority, Regional
  Sewage Revenue
  5.00%, 7/1/2022 (a)..................................      2,500,000      2,770,025
                                                                         ------------
                                                                           20,378,642
                                                                         ------------
WASHINGTON -- 3.2%
Central Puget Sound, WA, Regional Transit Authority,
  Sales & Use Tax Revenue:
  Series A 5.00%, 11/1/2032 (a)........................      3,000,000      3,209,400
  Series A 5.00%, 11/1/2036............................      2,000,000      2,119,760
Energy Northwest Washington Electric Revenue:
  Series A 5.00%, 7/1/2014.............................      1,000,000      1,143,240
  Series A 5.50%, 7/1/2012 (a).........................      1,200,000      1,337,220
King County, WA, School District, General Obligation
  Series A 4.00%, 6/1/2011.............................      1,250,000      1,314,375
Pierce County, WA, School District No. 3
  5.00%, 12/1/2017 (a).................................        800,000        912,936
Seattle, WA, Municipal Light & Power Revenue
  5.50%, 4/1/2022......................................      1,435,000      1,672,593
Snohomish County, WA, School District No. 201
  5.25%, 12/1/2024.....................................      3,225,000      3,712,781
Washington, State Variable Purposes
  Series C 5.00%, 2/1/2016.............................      1,215,000      1,413,956
Washington, State General Obligation:
  Series C 4.25%, 1/1/2013.............................      1,000,000      1,093,580
  Series C 5.00%, 1/1/2021 (a).........................      2,100,000      2,380,140
  Series A 5.00%, 7/1/2023.............................        900,000      1,014,831
  Series A 5.00%, 7/1/2027 (a).........................      1,000,000      1,094,960
  Series A 5.00%, 7/1/2032.............................      2,000,000      2,151,160
                                                                         ------------
                                                                           24,570,932
                                                                         ------------
WISCONSIN -- 0.3%
Wisconsin, State General Obligation
  Series C 5.00%, 5/1/2014.............................      2,000,000      2,275,900
                                                                         ------------
TOTAL MUNICIPAL BONDS
  AND NOTES --
  (Cost $696,083,507)..................................                   739,106,160
                                                                         ------------


                                                              SHARES
                                                              ------
SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUND -- 0.9%
State Street Institutional Tax Free Money Market Fund
  0.16%, 12/31/2020 (b)(c)(d)
  (Cost $7,101,905)....................................      7,101,905      7,101,905
                                                                         ------------
TOTAL INVESTMENTS -- 98.0% (E)
  (Cost $703,185,412)..................................                   746,208,065
OTHER ASSETS AND
  LIABILITIES -- 2.0%..................................                    15,094,658
                                                                         ------------
NET ASSETS -- 100.0%...................................                  $761,302,723
                                                                         ============





(a)  Bond is insured by one of these companies:



                                           AS A % OF
                                             TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                        ----------
Financial Security Assurance, Inc. .....     19.04%
National Public Finance Gurantee Corp...      8.32%
Ambac Financial Group...................      4.59%
Assured Guaranty Corp. .................      0.95%
XL Capital Assurance, Inc. .............      0.68%
Financial Guaranty Insurance Co. .......      0.34%




(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
(c)  The rate shown is the annualized seven-day yield at period end.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S. treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
MUNICIPAL BONDS AND NOTES -- 98.5%
CALIFORNIA -- 98.5%
Alameda County, CA, Joint Powers
  Authority, Lease Revenue
  5.00%, 12/1/2034 (a)..................  $1,000,000   $ 1,036,520
Anaheim, CA, Public Financing Authority
  Revenue
  4.50%, 10/1/2037 (a)..................   1,000,000       982,800
Azusa, CA, Public Financing Authority
  Revenue
  5.00%, 7/1/2039 (a)...................     800,000       825,424
Bakersfield, CA, Certificates of
  Participation Zero Coupon, 4/15/2021..   1,000,000       660,530
Bakersfield, CA, Wastewater Revenue
  Series A 5.00%, 9/15/2032 (a).........     300,000       315,030
California, Infrastructure & Economic
  Development Bank Revenue, Lien A,
  (Pre-refunded)
  5.00%, 7/1/2036 (a)...................     175,000       210,219
California, State Department of Water
  Resources
  Series AE 5.00%, 12/1/2022............   1,000,000     1,150,610
California, State Public Works Board,
  Lease Revenue:
  Series D 5.00%, 5/1/2025..............     500,000       520,180
  Series C 5.00%, 4/1/2030..............     850,000       867,977
  Series L 5.25%, 11/1/2028 (a).........     500,000       522,415
California, State University Revenue
  Series A 5.00%, 11/1/2037 (a).........     220,000       229,711
Chabot-Las Positas Community College
  District, CA
  Series B Zero Coupon, 8/1/2024 (a)....   1,400,000       635,516
Chaffey Community College District, CA,
  Election of 2002
  Series C 5.00%, 6/1/2032 (a)..........   1,000,000     1,048,520
Coast Community College District, CA
  Series B 5.00%, 8/1/2023 (a)..........     800,000       872,736
Desert Community College District, CA
  Series C 5.00%, 8/1/2037 (a)..........     300,000       314,619
Eastern Municipal Water District, CA,
  Water & Sewer Revenue
  Series H 5.00%, 7/1/2035..............   1,000,000     1,047,510
El Dorado, CA, Irrigation District,
  Certificate of Participation
  Series A 6.25%, 8/1/2029 (a)..........   1,200,000     1,321,140
Foothill-De Anza, CA, Community College
  District
  Series B 5.00%, 8/1/2027 (a)..........   1,000,000     1,075,590
Grossmont, CA, Union High School
  District Election of 2004 5.00%,
  8/1/2033..............................   1,780,000     1,889,363
Los Altos, CA, School District
  5.00%, 8/1/2018 (a)...................     780,000       875,566
Los Angeles County, CA, Public Works
  Financing Authority Revenue
  5.00%, 10/1/2015 (a)..................   1,000,000     1,162,400
Los Angeles, CA, Community College
  District
  Series A 5.00%, 8/1/2032 (a)..........   1,000,000     1,059,650
Los Angeles, CA, Harbor Department
  Revenue:
  Series A 5.00%, 8/1/2029..............   1,515,000     1,626,777
  Series C 5.25%, 8/1/2023..............     700,000       795,431
Los Angeles, CA, Municipal Improvement
  Corp., Lease Revenue
  Series A 4.50%, 1/1/2037 (a)..........     205,000       193,907
Los Angeles, CA, Unified School
  District:
  Series A-1 4.50%, 1/1/2028 (a)........   1,000,000       992,560
  Series F 5.00%, 1/1/2034..............   1,000,000     1,046,240
Los Angeles, CA, Wastewater System
  Revenue
  Series A 5.00%, 6/1/2029..............     485,000       534,533
Los Angeles, CA, Water & Power Revenue
  Series A-1 5.00%, 7/1/2023 (a)........     900,000       997,866
Los Angeles, CA, Water Utility, General
  Obligation
  Series A 4.00%, 9/1/2018..............   1,000,000     1,085,770
Marin, CA, Community College District
  Election of 2004
  Series B 4.75%, 8/1/2034..............   1,000,000     1,006,970
Metropolitan Water District of Southern
  California:
  Series A 5.00%, 1/1/2031..............   1,000,000     1,093,520
  Series C 5.00%, 7/1/2029..............     720,000       778,457
North Orange County, CA, Community
  College District
  5.00%, 8/1/2015 (a)...................   1,000,000     1,165,280
Pasadena, CA, Unified School District
  5.00%, 11/1/2019 (a)..................     235,000       264,410
Redding, CA, Electric System Revenue,
  Certificate of Participation
  Series A 5.00%, 6/1/2030 (a)..........     555,000       574,275
Sacramento County, CA, Sanitation
  District Financing Authority Revenue
  Series A 5.25%, 12/1/2022 (a).........     535,000       629,909
Sacramento, CA, Educational Facilities
  Authority Revenue:
  Series A 4.50%, 10/1/2033.............     500,000       508,050
  Series A 4.75%, 10/1/2037.............   1,740,000     1,791,278
Sacramento, CA, Municipal Utility
  District, Electric Revenue
  Series U 5.00%, 8/15/2023 (a).........   1,000,000     1,122,300
San Bernardino, CA, Community College
  District:
  Series B Zero Coupon, 8/1/2028........   1,050,000       378,157
  Series D Zero Coupon, 8/1/2032........   2,290,000       602,087
  Series C 5.00%, 8/1/2031 (a)..........     900,000       953,775
San Diego County, CA, Water Authority
  Revenue
  Series 2008-A 5.00%, 5/1/2015 (a).....     200,000       230,006
San Diego, CA, Community College
  District
  5.00%, 8/1/2032 (a)...................   1,000,000     1,056,220
San Diego, CA, Unified School District
  Election of 1998:
  Series F-1 4.50%, 7/1/2029 (a)........     700,000       708,540
  Series G-1 4.50%, 7/1/2029 (a)........   1,000,000     1,012,200
  Series D-2 4.75%, 7/1/2026 (a)........     710,000       743,050
San Francisco, CA, Bay Area Rapid
  Transit District, Election of 2004
  Series B 5.00%, 8/1/2022..............     500,000       568,865

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
San Francisco, CA, Bay Area Toll
  Authority, Toll Bridge Revenue:
  Series F 5.00%, 4/1/2025..............  $  800,000   $   866,216
  Series F 5.00%, 4/1/2031..............     500,000       528,620
San Francisco, CA, City & County Public
  Utilities Commission, Water Revenue:
  Series A 4.50%, 11/1/2031 (a).........     500,000       507,375
  Series A 4.75%, 11/1/2036 (a).........     500,000       511,310
San Francisco, CA, City & County Unified
  School District Election of 2006
  Series B 5.25%, 6/15/2022.............     800,000       920,608
San Jose, CA, Unified School District
  Santa Clara County Election of 2002:
  Series C 5.00%, 8/1/2024 (a)..........     300,000       327,657
  Series C 5.25%, 8/1/2019 (a)..........   1,000,000     1,139,160
San Juan, CA, Public Power Agency
  Project Revenue
  Series L 5.00%, 7/1/2022 (a)..........     100,000       107,997
San Mateo County, CA, Community College
  District
  Series B 5.00%, 9/1/2031..............     315,000       335,006
San Mateo, CA, Union High School
  District
  Series C Zero Coupon, 9/1/2027 (a)....   2,535,000     1,107,237
San Ramon Valley, CA, Unified School
  District Election of 2002 5.00%,
  8/1/2025 (a)..........................     750,000       812,505
Santa Clara County, CA, Financing
  Authority, Lease Revenue:
  Series L 5.00%, 5/15/2028.............     500,000       537,985
  Series L 5.25%, 5/15/2036.............   1,000,000     1,075,170
Santa Clara Valley Transportation
  Authority, CA, Sales Tax Revenue
  Series A 5.00%, 4/1/2036 (a)..........     500,000       518,960
Santa Clarita, CA, Union High School
  District, General Obligation, Election
  of 2001 Series B Zero Coupon,
  9/1/2028 (a)..........................   1,500,000       511,440
Sequoia, CA, Union High School District
  Election of 2008
  Series A 5.00%, 7/1/2032..............   1,000,000     1,050,480
State of California
  5.00%, 8/1/2023 (a)...................     325,000       341,198
University of California, Revenue:
  Series J 4.50%, 5/15/2035 (a).........   1,000,000     1,006,210
  Series K 5.00%, 5/15/2020 (a).........     250,000       277,753
  Series Q 5.25%, 5/15/2023.............   1,000,000     1,138,200
                                                       -----------
TOTAL MUNICIPAL BONDS
  AND NOTES --
  (Cost $51,306,087)....................                54,705,546
                                                       -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional Tax Free
  Money Market Fund
  0.16%, 12/31/2020 (b)(c)(d)
  (Cost $174,113).......................     174,113       174,113
                                                       -----------
TOTAL INVESTMENTS -- 98.8% (E)
  (Cost $51,480,200)....................                54,879,659
OTHER ASSETS AND
  LIABILITIES -- 1.2%...................                   653,538
                                                       -----------
NET ASSETS -- 100.0%....................               $55,533,197
                                                       ===========





(a)  Bond is insured by one of these companies:



                                           AS A % OF
                                             TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                        ----------
Financial Security Assurance, Inc. .....     25.94%
National Public Finance Guarantee.......     18.47%
Ambac Financial Group...................      7.77%
Assured Guaranty Corporation............      2.38%




(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
(c)  The rate shown is the annualized seven-day yield at period end.
(d) Value is determined base on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                           PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT        VALUE
--------------------                       ---------      -----
MUNICIPAL BONDS AND NOTES -- 98.3%
NEW YORK -- 95.2%
Battery Park City Authority, NY, Revenue
  Series A 5.25%, 11/1/2021.............  $  100,000   $   109,083
Erie County, NY, Industrial Development
  Agency
  Series A 5.75%, 5/1/2024 (a)..........     500,000       561,175
Haverstraw-Stony Point Central, NY,
  School District, General Obligation
  3.00%, 10/15/2026 (a).................     810,000       689,942
Nassau County, NY, General Obligation:
  Series C 5.00%, 7/1/2015 (a)..........     500,000       576,240
  Series C 5.13%, 10/1/2035 (a).........     100,000       106,726
New York & New Jersey, Port Authority
  Revenue:
  5.00%, 7/15/2022......................     100,000       113,840
  5.00%, 12/1/2029......................     500,000       538,795
New York City, NY, Cultural Resource
  Revenue, Museum of Modern Art
  Series A-1 5.00%, 4/1/2031............     300,000       323,637
New York, NY, City Transitional Finance
  Authority: Series A-1 5.00%,
  11/1/2024.............................     600,000       655,668
  Series B 5.00%, 11/1/2015.............     200,000       234,394
New York, NY, General Obligation: Series
  G 5.00%, 8/1/2025.....................     385,000       412,069
  Sub Series J-1 5.00%, 5/15/2036.......     425,000       449,229
New York, NY, Municipal Finance
  Authority
  5.00%, 6/15/2037......................     500,000       532,465
New York, NY, Municipal Water Finance
  Authority
  Series A 5.63%, 6/15/2024.............     130,000       154,734
  Series GG-2 5.00%, 6/15/2035..........     100,000       107,217
New York, Sales Tax Asset Receivables
  Corp. Series A 5.00%, 10/15/2020 (a)..     600,000       668,952
New York, State Dormitory Authority
  Revenue
  Series A 5.00%, 7/1/2038..............     650,000       686,692
New York, State Dormitory Authority
  Revenue, Columbia University
  5.00%, 7/1/2038.......................     250,000       270,763
New York, State Dormitory Authority
  Revenue, Cornell University
  Series A 5.00%, 7/1/2034..............     125,000       136,364
New York, State Dormitory Authority
  Revenue, Fordham University
  Series B 5.00%, 7/1/2033 (a)..........     500,000       529,350
New York, State Dormitory Authority
  Revenue, New York University
  Series A 5.00%, 7/1/2029..............     240,000       258,274
New York, State Dormitory Authority
  Revenue, School Districts
  Series C 5.00%, 10/1/2031 (a).........     600,000       652,614
New York, State Dormitory Authority
  Revenues, Non State Supported Debt
  Series A 5.00%, 8/1/2014..............     210,000       238,610
New York, State Dormitory Authority
  Revenue, Cornell University
  Series A 5.00%, 7/1/2039..............     300,000       324,486
New York, State Dormitory Authority,
  State Personal Income Tax Revenue:
  Series B 5.00%, 2/15/2018.............     125,000       146,896
  Series C 5.00%, 12/15/2020............     500,000       567,720
New York, State Environmental Facscorp
  Series A 4.50%, 6/15/2036.............     635,000       652,005
New York, State General Obligation
  5.00%, 4/15/2015......................   1,000,000     1,160,230
New York, State Housing Finance Agency,
  State Personal Income Tax Revenue
  Series A 5.00%, 3/15/2039.............     800,000       844,344
New York, State Local Government
  Assistance Corp.:
  Series A 5.00%, 4/1/2020..............     250,000       289,457
  Series C 5.00%, 4/1/2018..............     500,000       590,880
New York, State Power Authority:
  Series A 4.50%, 11/15/2047 (a)........     500,000       507,450
  Series C 5.00%, 11/15/2020 (a)........     250,000       284,213
New York, State Thruway Authority Second
  General Highway & Bridge Trust
  Series B 5.00%, 4/1/2029..............     300,000       327,705
New York, State Thruway Authority,
  General Revenue:
  Series B 5.00%, 4/1/2027..............     300,000       327,411
  Series H 5.00%, 1/1/2032 (a)..........     300,000       317,622
New York, State Urban Development Corp.,
  Revenue:
  Series A-1 5.00%, 12/15/2022 (a)......     520,000       571,886
  Series A-1 5.00%, 12/15/2027..........     250,000       274,263
New York, Triborough Bridge & Tunnel
  Authority, Revenue:
  5.00%, 11/15/2027.....................     145,000       160,561
  5.00%, 11/15/2037.....................     500,000       535,725
Westchester County, NY, General
  Obligation
  Series A 3.75%, 11/15/2012............     500,000       543,295
                                                       -----------
                                                        17,432,982
                                                       -----------
PUERTO RICO -- 3.1%
Puerto Rico Electric Power Authority
  Revenue
  Series UU 5.00%, 7/1/2016 (a).........     500,000       557,675
                                                       -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $17,063,401)....................                17,990,657
                                                       -----------

                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional Tax Free
  Money Market Fund 0.16% (b)(c)(d)
  (Cost $55,786)........................      55,786        55,786
                                                       -----------
TOTAL INVESTMENTS -- 98.6% (E)
  (Cost $17,119,187)....................                18,046,443
OTHER ASSETS AND
  LIABILITIES -- 1.4%...................                   259,128
                                                       -----------
NET ASSETS -- 100.0%....................               $18,305,571
                                                       ===========


SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(a)  Bond is insured by one of these companies:



                                           AS A % OF
INSURANCE COVERAGE                        NET ASSETS
------------------                        ----------
Financial Security Assurance, Inc. .....     13.03%
National Public Finance Guarantee
  Corp. ................................      9.71%
Assured Guaranty Corp...................      7.04%
Ambac Financial Group ..................      3.12%




(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
(c)  The rate shown is the annualized seven-day yield at period end.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
MUNICIPAL BONDS AND NOTES -- 96.6%
ALASKA -- 0.2%
Alaska, State General Obligation
  Series A 5.25%, 8/1/2010 (a).........................    $ 1,000,000   $  1,039,680
                                                                         ------------
ARIZONA -- 3.2%
Arizona, Salt River Project, Electrical Systems Revenue
  Series A 3.00%, 1/1/2014.............................      1,070,000      1,127,984
Arizona, State Transportation Board, Excise Tax Revenue
  5.00%, 7/1/2013......................................      2,750,000      3,096,500
Gilbert, AZ, General Obligation
  5.00%, 7/1/2013......................................      8,740,000      9,861,604
Maricopa County, AZ, Community College District
  Series B 4.00%, 7/1/2010.............................      3,025,000      3,105,011
Phoenix, AZ, Civic Improvement Corp., Transit Excise
  Tax Revenue
  5.00%, 7/1/2013 (a)..................................      4,000,000      4,434,680
Phoenix, AZ, Civic Improvement Corp., Wastewater System
  Revenue
  Series B 5.00%, 7/1/2012 (a).........................      1,000,000      1,092,710
                                                                         ------------
                                                                           22,718,489
                                                                         ------------
CALIFORNIA -- 5.8%
California, State Department of Water Resources Revenue
  Series AF 5.00%, 12/1/2012...........................      5,000,000      5,638,000
Long Beach, CA, Unified School District, General
  Obligation:
  Series A 4.00%, 8/1/2011.............................      2,200,000      2,331,208
  Series A 4.00%, 8/1/2012.............................      7,950,000      8,614,302
Los Angeles, CA, General Obligation
  Series A 2.50%, 9/1/2014.............................      8,825,000      9,101,134
Los Angeles, CA, Public Works Financing Authority
  Revenue:
  5.00%, 10/1/2011 (a).................................        770,000        833,525
  5.00%, 10/1/2012 (a).................................      1,000,000      1,111,860
Northern California Power Agency Revenue, Hydroelectric
  No-1
  Series C 5.00%, 7/1/2014 (a).........................      1,500,000      1,696,635
San Bernardino County, CA, Transportation Authority,
  Sales Tax Revenue
  Series A 4.00%, 5/1/2012.............................      4,000,000      4,200,600
San Francisco, CA, City & County
  Series 2008-R1 5.00%, 6/15/2013......................      3,000,000      3,373,620
University of California, Revenue:
  Series J 5.00%, 5/15/2013 (a)........................      1,000,000      1,125,570
  Series O 5.00%, 5/15/2013............................      3,000,000      3,388,020
                                                                         ------------
                                                                           41,414,474
                                                                         ------------
COLORADO -- 1.2%
Cherry Creek, CO, Arapahoe County School District,
  General Obligation
  Series B 6.00%, 12/15/2012...........................      1,000,000      1,141,170
Denver, CO, City & County Excise Tax Revenue
  Series A 5.00%, 9/1/2013 (a).........................      2,850,000      3,195,847
University of Colorado, Enterprise System Revenue
  5.00%, 6/1/2012 (a)..................................      3,700,000      4,067,373
                                                                         ------------
                                                                            8,404,390
                                                                         ------------
CONNECTICUT -- 2.7%
Connecticut, State General Obligation:
  Series B 4.00%, 6/1/2011.............................      2,000,000      2,108,100
  Series C 5.00%, 4/1/2011 (a).........................      1,000,000      1,063,730
  5.00%, 3/15/2013.....................................      4,670,000      5,250,154
  Series D 5.00%, 11/15/2013 (a).......................      5,000,000      5,720,900
Connecticut, State Special Obligation Rate Reduction
  Series A 5.00%, 6/30/2010............................      1,200,000      1,241,436
Connecticut, State Special Tax Obligation:
  Series A 5.00%, 7/1/2012 (a).........................      1,700,000      1,868,674
  Series 1 5.00%, 2/1/2013.............................      2,000,000      2,237,040
                                                                         ------------
                                                                           19,490,034
                                                                         ------------
DELAWARE -- 0.3%
Delaware, State General Obligation:
  4.00%, 8/1/2011......................................        750,000        795,577
  Series 2009A 5.00%, 1/1/2014.........................      1,200,000      1,375,032
                                                                         ------------
                                                                            2,170,609
                                                                         ------------
DISTRICT OF COLUMBIA -- 0.3%
District of Columbia, Income Tax Revenue
  Series B 4.00%, 12/1/2013............................      2,000,000      2,193,040
                                                                         ------------
FLORIDA -- 3.3%
Florida, State Board of Education, General Obligation:
  5.00%, 6/1/2013......................................      1,000,000      1,118,720
  Series C 5.00%, 6/1/2014.............................      9,585,000     10,870,636
Florida, State Turnpike Authority, Turnpike Revenue
  Series A 5.00%, 7/1/2012 (a).........................      1,115,000      1,222,152
Florida, Water Pollution Control Revenue:
  Series A 3.00%, 1/15/2012............................      2,000,000      2,086,160
  Series A 3.00%, 1/15/2013............................      3,535,000      3,684,318
Jacksonville, FL, Electric Authority, Park System
  Revenue
  Series 21 5.00%, 10/1/2011 (a).......................      1,000,000      1,076,930
Orlando, FL, Utilities Commission System Revenue
  5.00%, 10/1/2013.....................................      1,975,000      2,229,400
Polk, FL, School District, Sales Tax Revenue
  4.00%, 10/1/2009 (a).................................      1,215,000      1,215,000
                                                                         ------------
                                                                           23,503,316
                                                                         ------------
GEORGIA -- 4.3%
De Kalb County, GA, School District, General Obligation
  5.00%, 2/1/2011......................................      3,000,000      3,171,930
Georgia, Emory University, Authority Revenue
  Series B 5.00%, 9/1/2011.............................      3,925,000      4,239,235
Georgia, Metropolitan Atlanta Rapid Transit Authority,
  Sales Tax Revenue
  Series A 5.00%, 7/1/2013 (a).........................      2,500,000      2,810,150
Georgia, State General Obligation:
  Series B 5.00%, 7/1/2010.............................      1,000,000      1,034,430
  Series G 5.00%, 10/1/2010............................      1,000,000      1,045,350
  Series A 5.00%, 9/1/2011.............................      1,000,000      1,082,040
  Series A 5.00%, 9/1/2013.............................      2,050,000      2,338,743

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
  Series C 5.50%, 7/1/2010.............................    $ 2,590,000   $  2,688,731
  Series C 5.50%, 7/1/2012.............................      1,100,000      1,234,343
Georgia, State Road & Tollway Authority Revenue
  Series A 5.00%, 6/1/2012.............................      3,000,000      3,299,520
Gwinnett County, GA, School District, General
  Obligation:
  5.00%, 2/1/2011......................................      1,000,000      1,057,850
  5.00%, 2/1/2012......................................      1,000,000      1,095,460
  5.00%, 2/1/2013......................................      5,135,000      5,777,491
                                                                         ------------
                                                                           30,875,273
                                                                         ------------
HAWAII -- 2.0%
Hawaii, State General Obligation:
  Series DG 5.00%, 7/1/2013 (a)........................      4,000,000      4,513,320
  Series DG 5.00%, 7/1/2014 (a)........................      3,000,000      3,434,130
Honolulu, HI, City & County, General Obligation:
  Series A 2.75%, 4/1/2014.............................      1,750,000      1,819,843
  4.00%, 4/1/2013......................................      2,035,000      2,210,926
  Series B 5.25%, 7/1/2014 (a).........................      2,125,000      2,450,252
                                                                         ------------
                                                                           14,428,471
                                                                         ------------
ILLINOIS -- 1.6%
Chicago, IL, Board of Education, General Obligation
  Series D 4.00%, 12/1/2012 (a)........................      1,610,000      1,721,734
Chicago, IL, General Obligation
  Series C 5.00%, 1/1/2012 (a).........................        700,000        758,086
Chicago, IL, Water Revenue
  5.00%, 11/1/2011 (a).................................      2,000,000      2,155,500
Illinois, State General Obligation:
  Series B 5.00%, 1/1/2011.............................        950,000        993,766
  Series B 5.00%, 3/1/2013.............................      1,000,000      1,104,180
Illinois, State Toll Highway Authority Revenue
  Series A 5.00%, 1/1/2014 (a).........................      4,000,000      4,476,600
                                                                         ------------
                                                                           11,209,866
                                                                         ------------
INDIANA -- 3.3%
Indiana, State Finance Authority Revenue:
  Series A 5.00%, 2/1/2011.............................      5,000,000      5,294,750
  Series A 5.00%, 2/1/2013.............................      2,715,000      3,052,828
Indiana, State Finance Authority, Lease Revenue
  Series A-1 5.00%, 11/1/2014..........................      8,915,000     10,074,663
Whiting, IN, Environmental Facilities Revenue
  2.80%, 6/1/2044 (b)..................................      5,000,000      5,096,400
                                                                         ------------
                                                                           23,518,641
                                                                         ------------
KANSAS -- 0.3%
Kansas, State Department of Transportation, Highway
  Revenue
  Series A 5.00%, 9/1/2011.............................      1,710,000      1,848,253
                                                                         ------------
KENTUCKY -- 0.7%
Kentucky Asset/Liability Commission Agency Fund Revenue
  5.00%, 9/1/2012 (a)..................................      4,000,000      4,375,000
Kentucky, State Turnpike Authority, Economic
  Development Road Revenue
  5.00%, 7/1/2011 (a)..................................        750,000        803,197
                                                                         ------------
                                                                            5,178,197
                                                                         ------------
MARYLAND -- 3.5%
Maryland, State Department of Transportation Revenue
  4.00%, 2/15/2014.....................................      2,500,000      2,759,525
Maryland, State General Obligation:
  Series A 3.00%, 3/1/2014.............................      2,725,000      2,899,809
  5.00%, 3/1/2011......................................      1,000,000      1,062,070
  5.00%, 8/1/2012......................................      2,825,000      3,141,993
  5.00%, 7/15/2013.....................................      1,000,000      1,138,330
  Series A 5.25%, 2/15/2013............................      6,210,000      7,049,219
Maryland, State Transportation Authority, Grant &
  Revenue Anticipation:
  5.00%, 3/1/2012......................................      1,000,000      1,096,590
  5.00%, 3/1/2013......................................      3,000,000      3,385,710
Montgomery County, MD, General Obligation:
  Series A 5.00%, 5/1/2011.............................      1,000,000      1,068,910
  Series A 5.00%, 5/1/2012.............................      1,000,000      1,103,470
                                                                         ------------
                                                                           24,705,626
                                                                         ------------
MASSACHUSETTS -- 3.1%
Boston, MA, General Obligation
  Series A 5.00%, 1/1/2014.............................      1,935,000      2,212,092
Boston, MA, Water, & Sewer Commission, Water Revenue
  Series B 5.00%, 11/1/2014............................      4,545,000      5,278,063
Massachusetts Bay Transportation Authority, Sales Tax
  Revenue
  Series B 5.00%, 7/1/2013.............................      1,000,000      1,128,330
Massachusetts, State General Obligation:
  Series C 5.00%, 9/1/2010.............................      1,000,000      1,041,260
  Series C 5.00%, 9/1/2013.............................      1,000,000      1,133,090
  Series A 5.00%, 9/1/2014.............................      1,500,000      1,725,900
  Series A 5.25%, 1/1/2017 (Pre-refunded)..............      1,000,000      1,053,590
Massachusetts, State School Building Authority, Sales
  Tax Revenue:
  Series A 3.50%, 8/15/2012 (a)........................        850,000        905,310
  Series A 5.00%, 8/15/2010............................      1,800,000      1,870,452
  Series A 5.00%, 8/15/2013 (a)........................      3,050,000      3,461,231
  Series A 5.00%, 8/15/2014 (a)........................      1,000,000      1,147,280
Springfield MA, General Obligation
  5.75%, 8/1/2014 (a)..................................      1,025,000      1,185,495
                                                                         ------------
                                                                           22,142,093
                                                                         ------------
MICHIGAN -- 0.8%
Harrison Township, MI, L'Anse Creuse Public Schools,
  General Obligation
  0.35%, 5/1/2035 (b)..................................      1,300,000      1,300,000
Michigan, Municipal Bond Authority Revenue:
  5.00%, 10/1/2011.....................................      1,630,000      1,762,111
  5.00%, 10/1/2012.....................................        500,000        555,305

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
Michigan, State Building Authority Revenue
  Series I 5.00%, 10/15/2010 (a).......................    $ 2,155,000   $  2,215,297
                                                                         ------------
                                                                            5,832,713
                                                                         ------------
MINNESOTA -- 3.0%
Minneapolis, MN, Special School District No 1,
  Certificates of Participation
  Series A 4.50%, 2/1/2014 (a).........................      5,700,000      6,367,299
Minnesota, Public Facilities Authority, Water Pollution
  Control Revenue
  Series D 5.00%, 3/1/2014.............................      2,000,000      2,297,320
Minnesota, State General Obligation:
  5.00%, 8/1/2010......................................      1,000,000      1,037,800
  Series A 5.00%, 6/1/2011.............................      4,825,000      5,170,036
  Series A 5.00%, 6/1/2012.............................      4,000,000      4,417,120
  5.00%, 10/1/2012.....................................      1,045,000      1,165,812
Northern Municipal Power Agency, Electric System
  Revenue
  Series A 5.00%, 1/1/2014 (a).........................      1,000,000      1,105,010
                                                                         ------------
                                                                           21,560,397
                                                                         ------------
MISSOURI -- 0.8%
Missouri, State Highways & Transit Commission, State
  Road Revenue:
  Series A 5.00%, 5/1/2010.............................        750,000        769,875
  Series A 5.00%, 5/1/2013.............................      1,335,000      1,506,855
  Series A 5.00%, 5/1/2014.............................      3,000,000      3,439,380
                                                                         ------------
                                                                            5,716,110
                                                                         ------------
NEBRASKA -- 0.9%
Nebraska, Public Power District Revenue:
  Series B 5.00%, 1/1/2012 (a).........................      1,250,000      1,354,313
  Series B 5.00%, 6/1/2013 (a).........................      3,960,000      4,175,701
Omaha, NE, General Obligation
  3.75%, 6/1/2013......................................      1,000,000      1,083,820
                                                                         ------------
                                                                            6,613,834
                                                                         ------------
NEVADA -- 1.8%
Clark County, NV, Highway Improvement Revenue
  5.00%, 7/1/2012 (a)..................................      4,300,000      4,693,794
Clark County, NV, School District General Obligation
  Series B 4.00%, 6/15/2011............................      5,000,000      5,240,950
Las Vegas Valley, NV, Water District
  Series B 5.00%, 6/1/2011.............................      1,500,000      1,591,605
Nevada, State General Obligation
  Series A 5.00%, 2/1/2012.............................      1,460,000      1,573,384
                                                                         ------------
                                                                           13,099,733
                                                                         ------------
NEW JERSEY -- 2.4%
Essex County, NJ
  Series A 5.00%, 6/1/2010 (a).........................      2,225,000      2,291,772
New Jersey, Economic Development Authority Revenue
  5.00%, 9/1/2011 (a)..................................      3,000,000      3,219,990
New Jersey, State Office of Public Finance
  5.00%, 8/1/2014......................................      8,000,000      9,173,200
Union County, NJ, General Obligation
  4.00%, 3/1/2013......................................      2,000,000      2,180,700
                                                                         ------------
                                                                           16,865,662
                                                                         ------------
NEW MEXICO -- 1.1%
Albuquerque Bernalillo County, NM, Water Utility
  Authority, Water & Sewer System Revenue
  5.00%, 7/1/2014 (a)..................................      3,250,000      3,747,445
New Mexico, State General Obligation 5.00%, 3/1/2012...      3,500,000      3,831,905
                                                                         ------------
                                                                            7,579,350
                                                                         ------------
NEW YORK -- 14.6%
New York, NY, City Cultural Resource Revenue, Museum of
  Modern Art
  Series 1A 5.00%, 10/1/2010...........................      1,000,000      1,042,810
New York, NY, City Municipal Water Finance Authority,
  Water & Sewer System Revenue
  Series BB 5.00%, 6/15/2013...........................      1,040,000      1,169,927
New York, NY, City Transitional Finance Authority:
  Series A-1 5.00%, 11/1/2009..........................      2,000,000      2,006,860
  Series A-1 5.00%, 11/1/2013..........................      5,525,000      6,304,854
  Series S-2 5.00%, 1/15/2014 (a)......................      2,005,000      2,243,374
  Series B 5.00%, 11/1/2014............................     10,200,000     11,812,926
New York, NY, General Obligation:
  Series C 4.00%, 4/15/2012............................      1,000,000      1,073,400
  Series I-1 4.00%, 2/1/2013...........................      1,040,000      1,114,485
  Series J-1 5.00%, 8/1/2012...........................      5,000,000      5,481,700
  Series K 5.00%, 8/1/2013.............................      5,000,000      5,582,400
  Series O 5.00%, 6/1/2014.............................      4,250,000      4,785,755
  Series B 5.25%, 8/1/2011.............................      1,000,000      1,075,220
New York, State Dormitory Authority, Personal Income
  Tax Revenue:
  Series D 3.00%, 6/15/2011............................      5,000,000      5,176,150
  Series D 4.00%, 6/15/2011............................      5,000,000      5,260,000
  Series A 5.00%, 3/15/2014............................      3,980,000      4,543,568
  Series C 5.00%, 3/15/2012............................      1,500,000      1,641,090
New York, State Environmental Facilities Revenue:
  Series A 3.50%, 12/15/2013...........................      2,500,000      2,689,800
  Series A 5.00%, 12/15/2013...........................      2,000,000      2,273,020
New York, State Local Government Assistance Corp.
  Series C 5.00%, 4/1/2013.............................      2,220,000      2,497,655
New York, State Thruway Authority, Highway & Bridge
  Revenue
  Series B 5.00%, 4/1/2012 (a).........................      1,270,000      1,394,562
New York, State Thruway Authority, Personal Income Tax
  Revenue:
  Series A 3.50%, 3/15/2014............................      2,330,000      2,500,509
  Series A 4.00%, 3/15/2013............................      5,000,000      5,440,900
New York, State Thruway Authority, General Revenue,
  Bond Anticipation Notes:
  3.00%, 7/15/2011.....................................      1,000,000      1,035,860
  4.00%, 7/15/2011.....................................      1,500,000      1,580,175
New York, State Thruway Authority, General Revenue:
  Series H 4.00%, 1/1/2012 (a).........................      1,000,000      1,054,370
  Series A 5.25%, 4/1/2010 (a).........................      2,000,000      2,048,320
  ( Escrow to Maturity)
  Series F 5.25%, 1/1/2012 (a).........................      1,000,000      1,081,780

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SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
New York, State Urban Development Corp. Revenue:
  Series A-1 3.00%, 12/15/2011.........................    $ 4,625,000   $  4,840,710
  4.00%, 3/15/2011.....................................        550,000        571,181
  Series A-1 5.00%, 12/15/2012.........................      6,580,000      7,350,189
  5.00%, 1/1/2014 (a)..................................      2,500,000      2,833,775
New York, Triborough Bridge & Tunnel Authority Revenue:
  Series C 4.00%, 11/15/2011...........................      2,500,000      2,667,125
  Series C 5.00%, 11/15/2012...........................      1,500,000      1,675,980
                                                                         ------------
                                                                          103,850,430
                                                                         ------------
NORTH CAROLINA -- 5.0%
Charlotte, NC, Certificates of Participation
  5.00%, 6/1/2014......................................      5,455,000      6,186,679
Guilford County, NC, General Obligation
  Series A 4.00%, 2/1/2014.............................      6,005,000      6,636,246
Mecklenburg County, NC, General Obligation:
  Series A 3.00%, 8/1/2014.............................      1,970,000      2,102,207
  Series C 5.00%, 2/1/2012.............................      1,000,000      1,095,460
North Carolina, Infrastructure Finance Corp.,
  Certificates of Participation:
  Series A 5.00%, 2/1/2011 (a).........................      5,000,000      5,280,400
  Series A 5.00%, 2/1/2014.............................      1,885,000      2,107,204
North Carolina, State Capital Improvement Obligation
  Series A 4.50%, 5/1/2014.............................      1,745,000      1,958,221
North Carolina, State General Obligation:
  Series A 5.00%, 3/1/2011.............................      1,000,000      1,062,070
  Series B 5.00%, 4/1/2014.............................      1,000,000      1,149,510
  Series A 5.50%, 3/1/2012.............................      5,000,000      5,543,550
Wake County, NC, General Obligation:
  5.00%, 3/1/2012......................................      1,000,000      1,097,340
  5.00%, 3/1/2013......................................      1,500,000      1,690,695
                                                                         ------------
                                                                           35,909,582
                                                                         ------------
OHIO -- 3.5%
Cincinnati, OH, City School District, Certificates of
  Participation
  5.00%, 12/15/2011 (a)................................      1,000,000      1,083,400
Columbus, OH, General Obligation
  Series D 5.00%, 12/15/2009...........................      2,000,000      2,018,240
Ohio, State Building Authority
  Series B 5.00%, 10/1/2013 (a)........................      1,440,000      1,616,602
Ohio, State General Obligation: Series A 5.00%,
  6/15/2010............................................      1,000,000      1,031,720
  Series K 5.00%, 5/1/2011.............................      2,000,000      2,130,640
Ohio, State Highway Capital Improvements
  5.00%, 5/1/2014......................................      1,975,000      2,247,451
Ohio, State Major New Infrastructure Project Revenue
  Series 2008-1 5.00%, 6/15/2013.......................      3,000,000      3,357,540
Ohio, State Water Development Authority Revenue:
  Series A 4.00%, 12/1/2010............................      1,500,000      1,561,305
  5.00%, 6/1/2012......................................        950,000      1,045,903
  5.00%, 6/1/2013......................................      2,670,000      3,010,291
Ohio, State Water Development Authority, Water
  Quality -- Loan Fund
  5.00%, 12/1/2011.....................................      1,000,000      1,088,440
Ohio State University, General Receipts Revenue
  Series A 5.00%, 6/1/2013.............................      4,400,000      4,944,060
                                                                         ------------
                                                                           25,135,592
                                                                         ------------
OKLAHOMA -- 0.8%
Tulsa County, OK, Industrial Authority, Educational
  Facilities Lease Revenue
  4.00%, 9/1/2013......................................      5,410,000      5,720,426
                                                                         ------------
OREGON -- 1.1%
Oregon, State Department of Administrative Services
  Revenue
  Series A 3.00%, 4/1/2011.............................      1,000,000      1,031,440
Portland, OR, Sewer System Revenue
  Series A 5.00%, 6/15/2012 (a)........................      3,000,000      3,313,110
Salem-Keizer, OR, School District No. 24J, General
  Obligation
  5.00%, 6/15/2013 (a).................................      3,000,000      3,385,170
                                                                         ------------
                                                                            7,729,720
                                                                         ------------
PENNSYLVANIA -- 2.9%
Pennsylvania Intergovernmental Cooperative Authority,
  Special Tax Revenue
  5.00%, 6/15/2014.....................................      2,000,000      2,256,020
Pennsylvania State General Obligation:
  5.00%, 3/1/2011......................................      1,300,000      1,378,611
  5.00%, 10/1/2012.....................................      5,000,000      5,564,000
  5.00%, 5/15/2013.....................................      3,000,000      3,381,240
  5.00%, 3/15/2014.....................................      2,720,000      3,105,152
  5.25%, 2/1/2010 (a)..................................      1,000,000      1,015,890
  5.50%, 1/1/2013......................................      2,500,000      2,831,900
University of Pittsburgh, Revenue
  Series A 5.00%, 9/15/2011............................      1,000,000      1,080,460
                                                                         ------------
                                                                           20,613,273
                                                                         ------------
RHODE ISLAND -- 0.1%
Rhode Island, State Economic Development Corp., Revenue
  Series A 5.00%, 6/15/2013 (a)........................        915,000      1,004,716
                                                                         ------------
SOUTH CAROLINA -- 0.9%
South Carolina, State Public Service Authority,
  Revenue:
  Series D 5.00%, 1/1/2010 (a).........................      1,050,000      1,061,330
  Series B 5.00%, 1/1/2011 (a).........................      2,515,000      2,648,144
  Series B 5.00%, 1/1/2014 (a).........................      2,500,000      2,809,775
                                                                         ------------
                                                                            6,519,249
                                                                         ------------
TENNESSEE -- 1.7%
Nashville & Davidson County, TN, General Obligation:
  Series B 5.00%, 1/1/2012.............................      3,210,000      3,494,277
  Series C 5.00%, 2/1/2013.............................      1,000,000      1,119,210
Tennessee, State School Bond Authority:
  3.00%, 5/1/2012......................................      4,875,000      5,106,709
  5.00%, 5/1/2013 (a)..................................      1,900,000      2,134,669
                                                                         ------------
                                                                           11,854,865
                                                                         ------------

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT         VALUE
--------------------                                        ---------        -----
TEXAS -- 7.5%
Arlington, TX, Independent School District, General
  Obligation
  5.00%, 2/15/2012 (a).................................    $   880,000   $    961,928
Austin, TX, Electric Utility System Revenue
  Series A 5.00%, 11/15/2010 (a).......................      1,000,000      1,042,150
Dallas, TX, General Obligation:
  5.00%, 2/15/2010.....................................      1,500,000      1,524,915
  5.00%, 2/15/2011.....................................        710,000        752,380
El Paso, TX, Independent School District, General
  Obligation
  Zero Coupon , 8/15/2013 (a)..........................      1,980,000      1,850,468
Fort Bend, TX, Independent School District, General
  Obligation: 4.00%, 2/15/2013.........................      1,000,000      1,071,080
  5.00%, 2/15/2011 (a).................................      4,000,000      4,233,680
  5.00%, 2/15/2012.....................................      5,000,000      5,436,050
  5.00%, 2/15/2013.....................................      2,000,000      2,225,100
Garland, TX, Independent School District, General
  Obligation
  5.00%, 2/15/2013 (a).................................      3,190,000      3,579,116
Lamar, TX, Consolidated Independent School District,
  General Obligation
  5.00%, 2/15/2013 (a).................................      4,535,000      5,094,574
Pharr, TX, Pharr- San Juan- Alamo Independent School
  District, General Obligation
  5.00%, 2/1/2013 (a)..................................      1,880,000      2,115,884
San Antonio, TX, Independent School District
  5.25%, 8/15/2012 (a).................................      1,890,000      2,107,463
San Jacinto, TX, Community College District, General
  Obligation
  4.00%, 2/15/2012.....................................      3,000,000      3,167,550
Texas, A&M University Revenue
  5.00%, 5/15/2012.....................................      3,000,000      3,298,680
Texas, State Public Finance Authority, Building Revenue
  5.00%, 2/1/2014 (a)..................................      1,605,000      1,826,217
Texas, State Public Finance Authority, General
  Obligation
  Series A 5.00%, 10/1/2011............................      1,000,000      1,082,710
Texas, State University System Financing Revenue:
  5.00%, 3/15/2012.....................................      1,000,000      1,090,000
  5.00%, 3/15/2013 (a).................................        500,000        557,280
University of Texas, Permanent University Fund
  Series A 5.00%, 7/1/2012.............................      1,265,000      1,403,163
University of Texas, Revenue:
  Series A 3.25%, 8/15/2013............................      2,650,000      2,835,686
  Series D 5.00%, 8/15/2010............................      2,000,000      2,078,120
  Series A 5.00%, 8/15/2012............................      3,400,000      3,772,436
                                                                         ------------
                                                                           53,106,630
                                                                         ------------
UTAH -- 0.5%
Salt Lake City, UT, General Obligation
  5.00%, 6/15/2013.....................................      1,500,000      1,698,375
Utah, State General Obligation
  Series A 5.00%, 7/1/2011.............................      1,975,000      2,122,572
                                                                         ------------
                                                                            3,820,947
                                                                         ------------
VIRGINIA -- 5.3%
Fairfax County, VA, General Obligation
  Series A 4.00%, 4/1/2011.............................        750,000        788,197
Loudoun County, VA, General Obligation:
  Series B 5.00%, 6/1/2010.............................      1,100,000      1,133,605
  Series B 5.00%, 6/1/2012.............................      1,000,000      1,107,890
Virginia, State College Building Authority Revenue:
  Series A 3.00%, 9/1/2010.............................      4,500,000      4,603,140
  5.00%, 9/1/2011......................................      3,500,000      3,779,510
Virginia, State General Obligation
  Series A 5.00%, 6/1/2012.............................      1,000,000      1,106,220
Virginia, State Public Building Authority, Building
  Revenue:
  Series A 5.00%, 8/1/2010.............................      1,000,000      1,037,460
  Series B 5.00%, 8/1/2010.............................      4,000,000      4,149,840
  Series A 5.00%, 8/1/2012.............................      3,365,000      3,728,656
  Series B 5.00%, 8/1/2013.............................      5,000,000      5,671,550
Virginia, State Public School Authority:
  Series B 5.00%, 8/1/2010.............................      4,445,000      4,611,154
  Series B 5.00%, 8/1/2012.............................      1,000,000      1,108,070
  Series B 5.00%, 8/1/2014.............................      2,025,000      2,334,096
  Series B 5.25%, 8/1/2011.............................      1,000,000      1,080,140
Virginia, State Resources Authority, Clean Water
  Revenue
  4.50%, 10/1/2011.....................................      1,200,000      1,290,408
                                                                         ------------
                                                                           37,529,936
                                                                         ------------
WASHINGTON -- 5.1%
Energy Northwest Washington, Electricity Revenue:
  Series A 4.00%, 7/1/2014.............................      1,375,000      1,509,819
  Series A 5.00%, 7/1/2012.............................      1,000,000      1,100,930
  Series D 5.00%, 7/1/2012.............................      3,000,000      3,302,790
Port of Seattle, WA, Revenue
  Series A 5.00%, 3/1/2010 (a).........................      1,000,000      1,018,410
Seattle, WA, General Obligation
  5.00%, 5/1/2013......................................      6,540,000      7,352,660
Seattle, WA, Municipal Light & Power Revenue
  5.00%, 4/1/2013......................................      3,000,000      3,340,440
Washington, State General Obligation:
  Series D 4.50%, 1/1/2012 (a).........................      2,450,000      2,641,615
  Series D 5.00%, 1/1/2011 (a).........................      1,500,000      1,578,645
  Series C 5.00%, 7/1/2011.............................      3,000,000      3,220,380
  Series R-2006A 5.00%, 7/1/2014 (a)...................      1,000,000      1,146,670
  Series R 5.00%, 1/1/2015.............................      8,500,000      9,794,040
                                                                         ------------
                                                                           36,006,399
                                                                         ------------
WISCONSIN -- 1.0%
Wisconsin, State General Obligation:
  Series C 4.00%, 5/1/2013.............................      5,000,000      5,438,600
  Series 1 5.00%, 5/1/2013 (a).........................      1,500,000      1,683,600
                                                                         ------------
                                                                            7,122,200
                                                                         ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $673,372,085)..................................                   688,032,216
                                                                         ------------


SHORT TERM INVESTMENTS -- 1.1%
MONEY MARKET FUND -- 1.1%
State Street Institutional Tax Free Money Market Fund
  0.16%, (c)(d)(e)
  (Cost $7,898,598)....................................      7,898,598      7,898,598
                                                                         ------------
TOTAL INVESTMENTS -- 97.7% (F)
  (Cost $681,270,683)..................................                   695,930,814
OTHER ASSETS AND LIABILITIES -- 2.3%...................                    16,443,773
                                                                         ------------
NET ASSETS -- 100.0%...................................                  $712,374,587
                                                                         ============





(a)  Bond is insured by one of these companies:



                                           AS A % OF
                                             TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                        ----------
Financial Security Assurance, Inc. .....     9.28%
National Public Finance Guarantee
  Corp. ................................     5.80%
Ambac Financial Group ..................     4.41%
Public School Fund Guaranteed...........     2.80%
Assured Guaranty Corp. .................     0.39%




(b)  Variable-rate security. Rate shown is as of September 30, 2009.
(c)  The rate shown is the annualized seven-day yield at period end.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)


Escrow to Maturity = Bonds bearing this description are collaterized usually by U.S Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
     treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SPDR S&P VRDO MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
MUNICIPAL BONDS AND NOTES  -- 99.5%
ALASKA -- 4.2%
Alaska, Housing Finance Corp., Home
  Mortgage Revenue
  Series D 0.45%, 12/1/2041 (a).........   $500,000   $   500,000
                                           --------   -----------
ARIZONA -- 2.5%
Apache County, AZ, Industrial
  Development Authority Revenue, Tucson
  Electric Power Co. 0.35%,
  12/15/2018 (a)........................    300,000       300,000
                                           --------   -----------
CALIFORNIA -- 18.9%
California, East Bay Municipal Utility
  District Water System Revenue
  Series A 0.30%, 6/1/2025 (a)(b).......    200,000       200,000
California, Economic Recovery Office of
  the State Treasurer General Obligation
  Series C-15 0.70%, 7/1/2023 (a)(b)....    506,000       506,000
California, Health Facilities Financing
  Authority Revenue, Stanford Hospital &
  Clinics
  Series B 0.45%, 11/15/2036 (a)(b).....    200,000       200,000
California, State Department of Water
  Resources Supply Revenue:
  Series G-7 0.36%, 5/1/2017 (a)(b).....    200,000       200,000
  Series G-5 0.45%, 5/1/2016 (a)(b).....    200,000       200,000
Pasadena, CA, Southern California Public
  Power Authority Revenue
  Series A 0.40%, 7/1/2023 (a)(b).......    200,000       200,000
Roseville, CA, Electric System Revenue,
  Certificates of Participation
  Series A 0.50%, 2/1/2035 (a)..........    200,000       200,000
San Jacinto, CA, Unified School District
  School Facility Bridge Funding
  Project, Certificates of Participation
  Series A 1.90%, 3/1/2040 (a)(b).......    365,000       365,000
Valencia, CA, Castaic Union School
  District School Facility Bridge
  Funding Program, Certificates of
  Participation
  1.90%, 9/1/2036 (a)(b)................    200,000       200,000
                                                      -----------
                                                        2,271,000
                                                      -----------
CONNECTICUT -- 4.2%
Connecticut, State Health & Educational
  Facilities Authority Revenue,
  Yale -- New Haven Hospital
  Series L1 0.30%, 7/1/2036 (a).........    500,000       500,000
                                                      -----------
FLORIDA -- 0.8%
Florida, University South Florida
  Foundation, Inc., Certificates of
  Participation
  Series A 0.65%, 10/1/2022 (a).........    100,000       100,000
                                                      -----------
ILLINOIS -- 4.2%
Illinois, State Toll Highway Authority
  Revenue, Senior Priority
  Series A 0.32%, 7/1/2030 (a)..........    500,000       500,000
                                                      -----------
MARYLAND -- 0.8%
Maryland, State Economic Development
  Corp. Constellation Energy Group, Inc.
  Series B 0.40%, 12/1/2025 (a).........    100,000       100,000
                                                      -----------
MASSACHUSETTS -- 4.2%
Massachusetts, State General Obligation
  Series B 0.35%, 1/1/2021 (a)..........    500,000       500,000
                                                      -----------
MISSOURI -- 1.7%
Missouri, State Health & Educational
  Facilities Authority Revenue, BJC
  Health System
  Series A 0.40%, 5/15/2038 (a).........    200,000       200,000
                                                      -----------
NEW JERSEY -- 2.5%
New Jersey, Health Care Facilities
  Financing Authority Revenue, Hospital
  Capital Asset Financing
  Series A 0.35%, 7/1/2035 (a)..........    300,000       300,000
                                                      -----------
NEW YORK -- 17.5%
New York, NY, City Municipal Water
  Finance Authority Revenue, Water &
  Sewer System
  Series F-2 0.35%, 6/15/2033 (a).......    500,000       500,000
New York, NY, City Transitional Finance
  Authority Revenue:
  0.30%, 11/1/2022 (a)..................    200,000       200,000
  0.35%, 2/1/2032 (a)...................    200,000       200,000
New York, NY, General Obligation
  Series I-4 0.38%, 4/1/2036 (a)........    200,000       200,000
New York, NY, Triborough Bridge & Tunnel
  Authority Revenue
  Series A 0.40%, 11/1/2035 (a).........    500,000       500,000
New York, State Dormitory Authority
  Revenue, Cornell University
  Series A 0.35%, 7/1/2029 (a)..........    500,000       500,000
                                                      -----------
                                                        2,100,000
                                                      -----------
NORTH CAROLINA -- 8.1%
Charlotte, NC, General Obligation
  0.37%, 6/1/2027 (a)...................    275,000       275,000
Fayetteville, NC, Public Works
  Commission Revenue
  Series A 0.70%, 3/1/2020 (a)(b).......    500,000       500,000
North Carolina, State General Obligation
  Series D 0.35%, 5/1/2021 (a)..........    200,000       200,000
                                                      -----------
                                                          975,000
                                                      -----------
OHIO -- 5.8%
Montgomery County, OH, Kettering Medical
  Center Hospital Revenue
  Series A 0.50%, 8/1/2047 (a)(b).......    500,000       500,000
Ohio, University of Akron, General
  Receipts
  Series C-2 0.50%, 1/1/2029 (a)(b).....    200,000       200,000
                                                      -----------
                                                          700,000
                                                      -----------
PENNSYLVANIA -- 10.0%
Bucks County, PA, St. Mary Hospital
  Authority Revenue
  Series B 0.35%, 3/1/2032 (a)..........    200,000       200,000
Pennsylvania, Delaware Valley Regional
  Financing Authority Revenue
  Series B 0.45%, 6/1/2042 (a)..........    500,000       500,000
Pittsburgh, PA, Water & Sewer Authority
  Revenue
  Series C-1 0.45%, 9/1/2035 (a)(b).....    500,000       500,000
                                                      -----------
                                                        1,200,000
                                                      -----------

SPDR S&P VRDO MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
SECURITY DESCRIPTION                        AMOUNT       VALUE
--------------------                      ---------      -----
TENNESSEE -- 9.1%
Johnson City, TN, Health & Educational
  Facilities Board Hospital Revenue,
  Mountain States Health Alliance
  Series A 2.50%, 7/1/2038 (a)..........   $400,000   $   400,000
Montgomery County, TN, Public Building
  Authority Pooled Financing Revenue
  0.37%, 11/1/2027 (a)..................    200,000       200,000
Shelby County, TN, General Obligation
  Series C 0.45%, 12/1/2031 (a).........    500,000       500,000
                                                      -----------
                                                        1,100,000
                                                      -----------
WASHINGTON -- 4.2%
Washington, Health Care Facilities
  Authority Revenue, Southwest
  Washington Medical Center
  Series A 0.40%, 9/1/2034 (a)..........    500,000       500,000
                                                      -----------
WISCONSIN -- 0.8%
Wisconsin, Health & Educational
  Facilities Authority Revenue, Aurora
  Health Care Metro, Inc.
  Series B 0.25%, 4/1/2028 (a)..........    100,000       100,000
                                                      -----------
TOTAL MUNICIPAL
  BONDS AND NOTES --
  (Cost $11,946,000)....................               11,946,000
                                                      -----------


                                            SHARES
                                            ------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
State Street Institutional Tax Free
  Money Market Fund 0.16% (c)(d)(e)
  (Cost $50,095)........................     50,095        50,095
                                                      -----------
TOTAL INVESTMENTS -- 99.9% (F)
  (Cost $11,996,095)....................               11,996,095
OTHER ASSETS AND LIABILITIES -- 0.1%....                    7,917
                                                      -----------
NET ASSETS -- 100.0%....................              $12,004,012
                                                      ===========





(a)  Variable Rate Security. Rate shown is as of September 30, 2009.
(b)  Bond is insured by one of these companies:



                                           AS A % OF
INSURANCE COVERAGE                        NET ASSETS
------------------                        ----------
Financial Security Assurance, Inc. .....     29.75%
Assured Guaranty........................      1.67%




(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
(d)  The rate shown is the annualized seven-day yield at period end.
(e) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT           VALUE
--------------------                                          ---------         -----
FOREIGN GOVERNMENT OBLIGATIONS -- 99.1%
AUSTRALIA -- 3.0%
Commonwealth of Australia
  4.00%, 8/20/2015.....................................         9,851,364   $  9,098,101
  4.00%, 8/20/2020.....................................        10,682,674     10,241,651
                                                                            ------------
                                                                              19,339,752
                                                                            ------------
BRAZIL -- 4.9%
Federal Republic of Brazil
  6.00%, 8/15/2012.....................................         2,473,125      1,374,535
  6.00%, 5/15/2015.....................................         2,955,417      1,632,282
  6.00%, 5/15/2017.....................................        34,303,162     18,955,507
  6.00%, 8/15/2024.....................................        12,265,194      6,732,022
  6.00%, 5/15/2035.....................................         5,343,764      2,912,768
                                                                            ------------
                                                                              31,607,114
                                                                            ------------
CANADA -- 4.8%
Government of Canada
  2.00%, 12/1/2041.....................................           680,737        666,131
  3.00%, 12/1/2036.....................................         4,796,066      5,633,556
  4.00%, 12/1/2031.....................................        13,030,088     17,031,865
  4.25%, 12/1/2021.....................................         2,209,296      2,631,765
  4.25%, 12/1/2026.....................................         3,940,655      4,975,402
                                                                            ------------
                                                                              30,938,719
                                                                            ------------
CHILE -- 3.5%
Republic of Chile
  3.00%, 5/1/2017......................................     1,375,073,700      2,537,925
  3.00%, 1/1/2018......................................     9,479,674,750     17,549,705
  5.00%, 1/1/2016......................................     1,125,060,300      2,325,178
                                                                            ------------
                                                                              22,412,808
                                                                            ------------
FRANCE -- 17.9%
Republic of France
  1.00%, 7/25/2017.....................................        23,642,576     34,465,042
  1.60%, 7/25/2011.....................................         4,185,590      6,316,913
  1.60%, 7/25/2015.....................................        16,822,918     25,637,592
  1.80%, 7/25/2040.....................................         2,731,014      4,181,938
  2.25%, 7/25/2020.....................................        15,595,417     24,669,634
  2.50%, 7/25/2013.....................................         2,567,191      4,039,526
  3.00%, 7/25/2012.....................................         4,059,280      6,412,871
  3.15%, 7/25/2032.....................................         3,616,135      6,790,015
  3.40%, 7/25/2029.....................................         1,598,620      3,039,582
                                                                            ------------
                                                                             115,553,113
                                                                            ------------
GERMANY -- 5.6%
Federal Republic of Germany
  1.50%, 4/15/2016.....................................        12,929,852     19,553,487
  1.75%, 4/15/2020.....................................         2,642,519      4,032,523
  2.25%, 4/15/2013.....................................         8,034,038     12,442,081
                                                                            ------------
                                                                              36,028,091
                                                                            ------------
GREECE -- 4.4%
Republic of Greece
  2.30%, 7/25/2030.....................................        10,267,536     13,909,466
  2.90%, 7/25/2025.....................................         9,683,848     14,776,278
                                                                            ------------
                                                                              28,685,744
                                                                            ------------
ISRAEL -- 4.7%
State of Israel
  4.00%, 7/30/2021.....................................        48,038,930     14,201,261
  4.00%, 5/30/2036.....................................         4,713,479      1,379,262
  5.00%, 4/30/2015.....................................        47,551,713     14,992,436
                                                                            ------------
                                                                              30,572,959
                                                                            ------------
ITALY -- 4.8%
Republic of Italy
  0.95%, 9/15/2010.....................................         2,307,943      3,406,243
  2.15%, 9/15/2014.....................................         9,592,544     14,747,730
  2.35%, 9/15/2035.....................................         2,105,107      3,136,729
  2.60%, 9/15/2023.....................................         6,471,078      9,901,444
                                                                            ------------
                                                                              31,192,146
                                                                            ------------
JAPAN -- 4.9%
Government of Japan 10 Year Bond
  1.00%, 6/10/2016.....................................       306,525,000      3,178,740
  1.10%, 12/10/2016....................................     2,711,166,800     28,221,449
                                                                            ------------
                                                                              31,400,189
                                                                            ------------
MEXICO -- 4.5%
United Mexican States
  3.50%, 12/19/2013....................................        40,268,007      3,074,249
  4.50%, 11/22/2035....................................        79,712,906      6,065,046
  5.00%, 6/16/2016.....................................       244,618,881     20,009,417
                                                                            ------------
                                                                              29,148,712
                                                                            ------------
POLAND -- 2.7%
Republic of Poland
  3.00%, 8/24/2016.....................................        52,907,237     17,341,249
                                                                            ------------
SOUTH AFRICA -- 3.8%
Republic of South Africa
  3.45%, 12/7/2033.....................................        59,786,293      8,965,557
  6.25%, 3/31/2013.....................................       104,765,002     15,794,495
                                                                            ------------
                                                                              24,760,052
                                                                            ------------
SOUTH KOREA -- 2.7%
Republic of South Korea
  2.75%, 3/10/2017.....................................    20,925,149,515     17,558,455
                                                                            ------------
SWEDEN -- 4.7%
Kingdom of Sweden
  3.50%, 12/1/2015.....................................        29,954,564      4,925,673
  3.50%, 12/1/2028.....................................         5,832,275      1,104,237
  4.00%, 12/1/2020.....................................       133,340,448     24,085,241
                                                                            ------------
                                                                              30,115,151
                                                                            ------------
TURKEY -- 4.0%
Republic of Turkey
  9.00%, 5/21/2014.....................................        20,663,751     16,265,744
  10.00%, 2/15/2012....................................        13,086,550      9,883,038
                                                                            ------------
                                                                              26,148,782
                                                                            ------------
UNITED KINGDOM -- 18.2%
United Kingdom Treasury Bond
  0.63%, 11/22/2042....................................           652,860      1,079,011
  0.75%, 11/22/2047....................................           903,857      1,597,916
  1.13%, 11/22/2037....................................         2,743,442      4,963,187
  1.25%, 11/22/2017....................................         5,593,722      9,223,655
  1.25%, 11/22/2027....................................        27,457,511     46,120,771
  1.25%, 11/22/2055....................................         1,487,802      3,197,356
  1.88%, 11/22/2022....................................        14,449,263     25,558,197
  2.00%, 1/26/2035.....................................           245,161        503,251
  2.50%, 8/23/2011.....................................           257,626        431,781
  2.50%, 8/16/2013.....................................         6,050,218     10,334,350
  2.50%, 7/26/2016.....................................         3,571,768      6,302,287

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT           VALUE
--------------------                                          ---------         -----
  2.50%, 4/16/2020.....................................         1,044,696   $  1,918,938
  4.13%, 7/22/2030.....................................         2,510,757      6,369,333
                                                                            ------------
                                                                             117,600,033
                                                                            ------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $614,275,835)..................................                      640,403,069
                                                                            ------------


                                                               SHARES
                                                               ------
SHORT TERM INVESTMENTS -- 0.0% (A)
UNITED STATES -- 0.0% (A)
MONEY MARKET FUND -- 0.0% (A)
State Street Institutional Liquid Reserves Fund 0.26%
  (b)(c)(d)
  (Cost $223,463)......................................           223,463        223,463
                                                                            ------------
TOTAL INVESTMENTS -- 99.1% (E)
  (Cost $614,499,298)..................................                      640,626,532
OTHER ASSETS AND LIABILITIES -- 0.9%...................                        5,925,712
                                                                            ------------
NET ASSETS -- 100.0%...................................                     $646,552,244
                                                                            ============




(a) Amount shown represents less than 0.05% of net assets.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                                             PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT         VALUE
--------------------                                         ---------        -----
FOREIGN GOVERNMENT OBLIGATIONS -- 94.1%
AUSTRALIA -- 1.9%
Commonwealth of Australia
  5.75%, 6/15/2011.....................................          720,000   $   649,193
                                                                           -----------
AUSTRIA -- 1.8%
Republic of Austria
  5.00%, 7/15/2012 (a).................................           15,000        23,763
  5.25%, 1/4/2011......................................          370,000       569,422
                                                                           -----------
                                                                               593,185
                                                                           -----------
BELGIUM -- 3.3%
Kingdom of Belgium
  2.00%, 3/28/2012.....................................           60,000        88,474
  5.00%, 9/28/2011.....................................          175,000       273,681
  5.75%, 9/28/2010.....................................          485,000       743,130
                                                                           -----------
                                                                             1,105,285
                                                                           -----------
CANADA -- 3.7%
Government of Canada
  5.25%, 6/1/2012......................................          130,000       132,190
  6.00%, 6/1/2011......................................        1,075,000     1,082,722
                                                                           -----------
                                                                             1,214,912
                                                                           -----------
DENMARK -- 2.1%
Kingdom of Denmark
  4.00%, 11/15/2010....................................        1,800,000       363,642
  6.00%, 11/15/2011....................................        1,619,000       344,763
                                                                           -----------
                                                                               708,405
                                                                           -----------
FRANCE -- 4.4%
Republic of France
  3.75%, 9/12/2010.....................................          155,000       232,719
  5.00%, 4/25/2012.....................................          290,000       459,258
  6.50%, 4/25/2011.....................................          495,000       783,581
                                                                           -----------
                                                                             1,475,558
                                                                           -----------
GERMANY -- 12.0%
Federal Republic of Germany
  4.00%, 4/13/2012.....................................          760,000     1,177,868
  5.00%, 7/4/2011......................................        1,335,000     2,079,340
  5.00%, 7/4/2012......................................          450,000       715,372
                                                                           -----------
                                                                             3,972,580
                                                                           -----------
GREECE -- 3.8%
Republic of Greece
  3.80%, 3/20/2011.....................................          340,000       514,248
  4.30%, 3/20/2012.....................................          495,000       759,212
                                                                           -----------
                                                                             1,273,460
                                                                           -----------
HUNGARY -- 1.7%
Republic of Hungary
  6.75%, 4/22/2011.....................................      103,230,000       552,210
                                                                           -----------
ITALY -- 11.6%
Republic of Italy
  3.00%, 3/1/2012......................................          535,000       803,883
  5.25%, 8/1/2011......................................        1,040,000     1,624,421
  5.50%, 11/1/2010.....................................          925,000     1,418,473
                                                                           -----------
                                                                             3,846,777
                                                                           -----------
JAPAN -- 23.2%
Government of Japan 5 Year Bond
  0.80%, 12/20/2010....................................      215,600,000     2,428,790
  1.20%, 9/20/2011.....................................      340,800,000     3,877,610
  1.50%, 6/20/2012.....................................      120,250,000     1,386,088
                                                                           -----------
                                                                             7,692,488
                                                                           -----------
MEXICO -- 2.1%
United Mexican States
  7.50%, 6/21/2012.....................................          900,000        68,154
  9.00%, 12/22/2011....................................        7,940,000       644,041
                                                                           -----------
                                                                               712,195
                                                                           -----------
NETHERLANDS -- 3.6%
Kingdom of the Netherlands
  5.00%, 7/15/2011.....................................          770,000     1,200,456
                                                                           -----------
POLAND -- 2.4%
Republic of Poland
  4.75%, 4/25/2012.....................................        1,365,000       466,111
  6.00%, 11/24/2010....................................          900,000       315,919
                                                                           -----------
                                                                               782,030
                                                                           -----------
SINGAPORE -- 1.1%
Government of Singapore
  3.63%, 7/1/2011......................................          500,000       373,927
                                                                           -----------
SOUTH AFRICA -- 1.5%
Republic of South Africa
  13.00%, 8/31/2011....................................        3,420,000       495,556
                                                                           -----------
SOUTH KOREA -- 3.1%
Korea Treasury Bond
  4.75%, 12/10/2011....................................    1,200,000,000     1,026,081
                                                                           -----------
SPAIN -- 4.8%
Kingdom of Spain
  2.75%, 4/30/2012.....................................          205,000       307,433
  5.00%, 7/30/2012.....................................          355,000       563,244
  5.35%, 10/31/2011....................................          450,000       710,143
                                                                           -----------
                                                                             1,580,820
                                                                           -----------
SWEDEN -- 1.6%
Kingdom of Sweden
  5.25%, 3/15/2011.....................................        3,420,000       519,922
                                                                           -----------
UNITED KINGDOM -- 4.4%
United Kingdom Treasury Bond
  4.25%, 3/7/2011......................................          355,000       594,943
  5.00%, 3/7/2012......................................          495,000       854,877
                                                                           -----------
                                                                             1,449,820
                                                                           -----------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $29,980,129)...................................                     31,224,860
                                                                           -----------


                                                               SHARES
                                                               ------
SHORT TERM INVESTMENTS -- 4.2%
UNITED STATES -- 4.2%
MONEY MARKET FUND -- 4.2%
State Street Institutional Liquid Reserves Fund 0.26%,
  (b)(c)(d)
  (Cost $1,391,496)....................................        1,391,496     1,391,496
                                                                           -----------
TOTAL INVESTMENTS -- 98.3% (E)
  (Cost $31,371,625)...................................                     32,616,356
OTHER ASSETS AND LIABILITIES -- 1.7%...................                        571,461
                                                                           -----------
NET ASSETS -- 100.0%...................................                    $33,187,817
                                                                           ===========


SPDR BARCLAYS CAPITAL SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Value determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)


At September 30, 2009, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

                                                                               NET UNREALIZED
                                               VALUE AT         IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE    CONTACTS TO DELIVER    SEPTEMBER 30, 2009     FOR U.S.$     (DEPRECIATION)
---------------    -------------------    ------------------    -----------    --------------
   12/4/2009              75,000   AUD        $   65,840         $   62,542        $ 3,298
   12/4/2009       1,652,500,000   KRW         1,405,994          1,340,639         65,355
   12/4/2009             810,000   SGD           574,666            565,318          9,348
   12/4/2009          20,000,000   TWD           628,880            613,749         15,131
   12/4/2009             420,000   ZAR            54,781             53,303          1,478
                                                                                   -------
                                                                                   $94,610
                                                                                   =======



Forward Foreign Currency Contracts to Sell:

                                                                               NET UNREALIZED
   SETTLEMENT                                  VALUE AT         IN EXCHANGE     APPRECIATION/
      DATE         CONTACTS TO DELIVER    SEPTEMBER 30, 2009     FOR U.S.$     (DEPRECIATION)
   ----------      -------------------    ------------------    -----------    --------------
   12/4/2009              75,000   AUD         $ 65,840           $ 64,252        $ (1,588)
   12/4/2009              80,000   DKK           15,695             15,313            (382)
   12/4/2009           1,500,000   JPY           16,760             16,045            (715)
   12/4/2009       1,017,500,000   KRW          865,718            830,409         (35,309)
   12/4/2009             540,000   SGD          383,110            379,819          (3,291)
   12/4/2009             450,000   ZAR           58,694             56,582          (2,112)
                                                                                  --------
                                                                                  $(43,397)
                                                                                  ========




                                              TOTAL NET UNREALIZED
                                                  APPRECIATION/
                                                 (DEPRECIATION)
                                              --------------------
                                                     $51,213
                                                     =======



AUD -- Australian Dollar
DKK -- Danish Krone
JPY -- Japanese Yen
KRW -- Korean Won
SGD -- Singapore Dollar
TWD -- Taiwan Dollar
U.S.$ -- United States Dollar
ZAR -- South African Rand

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
2SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT           VALUE
--------------------                        ---------          -----
FOREIGN GOVERNMENT OBLIGATIONS -- 95.3%
AUSTRALIA -- 2.5%
Commonwealth of Australia
  5.75%, 6/15/2011......................      5,420,000   $    4,886,983
  6.00%, 2/15/2017......................     22,715,000       20,880,688
  6.50%, 5/15/2013......................      9,450,000        8,722,827
                                                          --------------
                                                              34,490,498
                                                          --------------
AUSTRIA -- 3.5%
Republic of Austria
  3.80%, 10/20/2013 (a).................     12,510,000       19,256,844
  4.65%, 1/15/2018......................     11,435,000       18,069,418
  6.25%, 7/15/2027......................      5,865,000       10,721,487
                                                          --------------
                                                              48,047,749
                                                          --------------
BELGIUM -- 4.3%
Kingdom of Belgium
  5.00%, 9/28/2012......................     16,285,000       25,911,844
  5.00%, 3/28/2035......................      4,875,000        7,854,113
  5.50%, 9/28/2017......................     14,835,000       24,823,122
                                                          --------------
                                                              58,589,079
                                                          --------------
CANADA -- 4.3%
Government of Canada
  2.75%, 12/1/2010......................      6,835,000        6,522,958
  4.00%, 6/1/2016.......................     21,860,000       21,803,787
  5.25%, 6/1/2012.......................     12,940,000       13,157,977
  5.75%, 6/1/2029.......................     14,540,000       16,857,215
                                                          --------------
                                                              58,341,937
                                                          --------------
DENMARK -- 2.7%
Kingdom of Denmark
  4.00%, 11/15/2010.....................     12,925,000        2,611,151
  4.00%, 11/15/2017.....................     23,605,000        4,838,150
  4.50%, 11/15/2039.....................     38,040,000        8,060,561
  5.00%, 11/15/2013.....................     99,500,000       21,304,192
                                                          --------------
                                                              36,814,054
                                                          --------------
FRANCE -- 4.4%
Republic of France
  4.00%, 4/25/2013......................      3,390,000        5,272,491
  5.00%, 4/25/2012......................      1,320,000        2,090,417
  5.50%, 10/25/2010.....................     23,805,000       36,528,593
  5.75%, 10/25/2032.....................      8,535,000       15,483,228
                                                          --------------
                                                              59,374,729
                                                          --------------
GERMANY -- 10.8%
Federal Republic of Germany
  4.00%, 1/4/2037.......................      8,025,000       11,775,537
  4.25%, 7/4/2017.......................     35,090,000       55,690,792
  4.50%, 1/4/2013.......................      9,465,000       14,939,851
  5.25%, 1/4/2011.......................     29,725,000       45,811,350
  5.63%, 1/4/2028.......................     10,690,000       18,879,284
                                                          --------------
                                                             147,096,814
                                                          --------------
GREECE -- 4.6%
Republic of Greece
  3.70%, 7/20/2015......................     32,360,000       47,702,661
  4.30%, 3/20/2012......................        550,000          843,569
  4.30%, 7/20/2017......................      8,675,000       12,898,473
  4.50%, 9/20/2037......................        300,000          398,009
                                                          --------------
                                                              61,842,712
                                                          --------------
ITALY -- 11.6%
Republic of Italy
  3.75%, 2/1/2011.......................     26,005,000       39,329,362
  4.00%, 2/1/2037.......................     17,580,000       22,870,048
  4.75%, 2/1/2013.......................      8,715,000       13,728,385
  5.25%, 8/1/2017.......................     33,135,000       54,037,170
  5.50%, 11/1/2010......................        500,000          766,742
  6.50%, 11/1/2027......................     14,885,000       26,620,398
                                                          --------------
                                                             157,352,105
                                                          --------------
JAPAN -- 23.2%
Government of Japan 5 Year Bond
  0.60%, 9/20/2010......................  2,079,800,000       23,322,517
  1.00%, 9/20/2010......................    289,500,000        3,258,787
  1.50%, 3/20/2011......................  3,501,100,000       39,843,601
Government of Japan 10 Year Bond
  1.30%, 6/20/2012......................  4,801,800,000       55,060,157
  1.50%, 9/20/2014......................  5,073,600,000       59,147,631
  1.70%, 12/20/2016.....................  2,313,200,000       27,324,154
Government of Japan 20 Year Bond
  1.90%, 3/20/2029......................    547,300,000        5,983,758
  2.30%, 6/20/2027......................  2,771,800,000       32,560,346
  2.60%, 3/20/2019......................  1,830,400,000       23,014,180
  2.90%, 9/20/2019......................  2,537,800,000       32,566,350
Government of Japan 30 Year Bond
  2.40%, 3/20/2037......................  1,072,950,000       12,503,777
                                                          --------------
                                                             314,585,258
                                                          --------------
MEXICO -- 2.6%
United Mexican States
  7.25%, 12/15/2016.....................    118,850,000        8,561,889
  9.00%, 12/20/2012.....................    208,150,000       16,428,392
  10.00%, 12/5/2024.....................    123,120,000       10,516,859
                                                          --------------
                                                              35,507,140
                                                          --------------
NETHERLANDS -- 4.3%
Kingdom of the Netherlands
  3.75%, 7/15/2014......................     20,220,000       31,146,546
  4.00%, 7/15/2018......................        485,000          740,720
  4.50%, 7/15/2017......................     10,680,000       16,942,256
  5.00%, 7/15/2011......................      3,280,000        5,113,633
  5.50%, 1/15/2028......................      2,225,000        3,855,158
                                                          --------------
                                                              57,798,313
                                                          --------------
POLAND -- 2.7%
Republic of Poland
  4.25%, 5/24/2011......................     43,680,000       14,946,791
  4.75%, 4/25/2012......................     10,065,000        3,436,932
  5.25%, 10/25/2017.....................     12,850,000        4,202,607
  5.75%, 9/23/2022......................      6,650,000        2,186,676
  6.25%, 10/24/2015.....................     31,540,000       11,093,388
                                                          --------------
                                                              35,866,394
                                                          --------------
SOUTH AFRICA -- 2.3%
Republic of South Africa
  7.25%, 1/15/2020......................     19,525,000        2,280,188
  10.50%, 12/21/2026 (b)................     61,895,000        9,396,768
  13.50%, 9/15/2015.....................    121,125,000       19,827,575
                                                          --------------
                                                              31,504,531
                                                          --------------

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
SECURITY DESCRIPTION                          AMOUNT           VALUE
--------------------                        ---------          -----
SPAIN -- 4.4%
Kingdom of Spain
  3.15%, 1/31/2016......................     16,160,000   $   23,690,515
  4.20%, 1/31/2037......................      5,835,000        8,146,151
  4.60%, 7/30/2019......................     11,900,000       18,552,161
  6.15%, 1/31/2013......................      5,900,000        9,716,262
                                                          --------------
                                                              60,105,089
                                                          --------------
SWEDEN -- 2.6%
Kingdom of Sweden
  3.75%, 8/12/2017......................    149,615,000       22,144,265
  5.50%, 10/8/2012......................     82,275,000       12,929,206
                                                          --------------
                                                              35,073,471
                                                          --------------
TAIWAN -- 0.1%
Government of Taiwan
  2.38%, 9/21/2017......................     50,000,000        1,695,231
                                                          --------------
UNITED KINGDOM -- 4.4%
United Kingdom Treasury Bond
  4.25%, 3/7/2011.......................      5,195,000        8,706,274
  4.50%, 3/7/2019.......................        900,000        1,543,485
  4.75%, 9/7/2015.......................      7,525,000       13,325,032
  4.75%, 12/7/2038......................      8,382,000       14,907,196
  5.00%, 3/7/2012.......................      2,270,000        3,920,349
  5.00%, 3/7/2025.......................      9,875,000       17,668,754
                                                          --------------
                                                              60,071,090
                                                          --------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $1,203,954,147).................                   1,294,156,194
                                                          --------------


                                              SHARES
                                              ------
SHORT TERM INVESTMENTS -- 3.2%
UNITED STATES -- 3.2%
MONEY MARKET FUNDS -- 3.2%
State Street Institutional Liquid
  Reserves Fund 0.26% (c)(d)............     40,368,618       40,368,618
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........      3,039,756        3,039,756
                                                          --------------
TOTAL SHORT TERM INVESTMENT -- (F)
  (Cost $43,408,374)....................                      43,408,374
                                                          --------------
TOTAL INVESTMENTS -- 98.5% (G)
  (Cost $1,247,362,521).................                   1,337,564,568
OTHER ASSETS AND
  LIABILITIES -- 1.5%...................                      20,521,431
                                                          --------------
NET ASSETS -- 100.0%....................                  $1,358,085,999
                                                          ==============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of September 30, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security, or portion thereof, was on loan at September 30, 2009.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.
(f) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(g) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

At September 30, 2009, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

                                                                               NET UNREALIZED
                                               VALUE AT         IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE    CONTACTS TO DELIVER    SEPTEMBER 30, 2009     FOR U.S.$     (DEPRECIATION)
---------------    -------------------    ------------------    -----------    --------------
   12/4/2009           1,000,000   AUD        $   877,873       $   840,980      $   36,893
   12/4/2009           2,000,000   DKK            392,381           384,763           7,618
   12/4/2009             700,000   GBP          1,119,304         1,140,979         (21,675)
   12/4/2009         725,000,000   JPY          7,947,563         8,100,898         153,335
   12/4/2009          10,000,000   MXN            734,163           747,373         (13,210)
   12/4/2009           1,000,000   PLN            343,427           348,408          (4,981)
   12/4/2009       1,250,500,000   TWD         39,320,752        38,310,211       1,010,541
                                                                                 ----------
                                                                                 $1,168,521
                                                                                 ==========



Forward Foreign Currency Contracts to Sell:

                                                                             NET UNREALIZED
                      CONTACTS TO            VALUE AT         IN EXCHANGE     APPRECIATION/
SETTLEMENT DATE         DELIVER         SEPTEMBER 30, 2009     FOR U.S.$     (DEPRECIATION)
---------------       -----------       ------------------    -----------    --------------
   12/4/2009         2,000,000   DKK        $  392,381         $  382,234      $  (10,147)
   12/4/2009           600,000   GBP           959,404            975,972          16,568
   12/4/2009       725,000,000   JPY         8,100,898          7,955,668        (145,230)
   12/4/2009        10,000,000   MXN           734,163            727,008          (7,155)
   12/4/2009         1,000,000   PLN           343,427            340,310          (3,117)
                                                                               ----------
                                                                               $ (149,081)
                                                                               ==========
                                                                               $1,019,440
                                                                               ==========



AUD -- Australian Dollar
DKK -- Danish Krone
GBP -- Great British Pound
JPY -- Japenese Yen
MXN -- Mexican Peso
PLN -- Polish Zloty
TWD -- Taiwan New Dollar
U.S.$ -- United States Dollar

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
CORPORATE BONDS & NOTES -- 95.5%
AEROSPACE & DEFENSE -- 0.5%
BE Aerospace, Inc.
  8.50%, 7/1/2018.......................  $12,927,000   $   13,250,175
                                                        --------------
AIRLINES -- 0.2%
Delta Air Lines, Inc.
  9.50%, 9/15/2014 (a)..................    4,860,000        4,860,000
                                                        --------------
AUTO COMPONENTS -- 1.3%
Goodyear Tire & Rubber Co.
  10.50%, 5/15/2016.....................   21,989,000       23,858,065
TRW Automotive, Inc.:
  7.00%, 3/15/2014 (a)..................    3,000,000        2,730,000
  7.25%, 3/15/2017 (a)..................    9,750,000        8,580,000
                                                        --------------
                                                            35,168,065
                                                        --------------
BEVERAGES -- 0.7%
Constellation Brands, Inc.:
  7.25%, 9/1/2016.......................   14,400,000       14,328,000
  7.25%, 5/15/2017......................    4,000,000        3,980,000
                                                        --------------
                                                            18,308,000
                                                        --------------
BUILDING PRODUCTS -- 2.5%
Masco Corp.
  6.13%, 10/3/2016......................   22,430,000       21,261,150
Nortek, Inc.
  10.00%, 12/1/2013.....................   15,688,000       16,001,760
Owens Corning, Inc.
  6.50%, 12/1/2016......................   15,025,000       14,659,773
Ply Gem Industries, Inc.
  11.75%, 6/15/2013.....................   18,269,000       16,076,720
                                                        --------------
                                                            67,999,403
                                                        --------------
CHEMICALS -- 1.1%
Ashland, Inc.
  9.13%, 6/1/2017 (a)...................   13,660,000       14,616,200
Huntsman International LLC
  5.50%, 6/30/2016 (a)..................    3,000,000        2,550,000
Momentive Performance Materials, Inc.
  9.75%, 12/1/2014 (b)..................   15,425,000       11,954,375
                                                        --------------
                                                            29,120,575
                                                        --------------
COMMERCIAL BANKS -- 1.0%
BAC Capital Trust XI
  6.63%, 5/23/2036......................    8,710,000        7,599,475
BAC Capital Trust XIV
  5.63%, 12/31/2049 (c)(d)..............    8,010,000        5,246,550
Royal Bank of Scotland Group PLC
  7.64%, 3/31/2049 (c)..................   31,965,000       15,662,850
                                                        --------------
                                                            28,508,875
                                                        --------------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
ARAMARK Corp.
  8.50%, 2/1/2015.......................   30,972,000       31,243,005
Ceridian Corp.
  11.25%, 11/15/2015....................   17,475,000       15,661,969
Hertz Corp.
  8.88%, 1/1/2014.......................   38,466,000       38,850,660
Servicemaster Co. PIK
  10.75%, 7/15/2015 (a)(d)..............   26,500,000       25,241,250
                                                        --------------
                                                           110,996,884
                                                        --------------
COMPUTERS & PERIPHERALS -- 0.4%
Seagate Technology HDD Holdings
  6.80%, 10/1/2016......................   11,725,000       10,757,688
                                                        --------------
CONTAINERS & PACKAGING -- 0.5%
Owens-Brockway Glass Container, Inc.
  7.38%, 5/15/2016 (a)..................   13,180,000       13,377,700
                                                        --------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
RSC Equipment Rental, Inc.
  9.50%, 12/1/2014......................   13,748,000       13,266,820
                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 7.1%
Capmark Financial Group, Inc.
  7.88%, 5/10/2012......................   20,525,000        4,839,959
CIT Group, Inc.
  7.63%, 11/30/2012.....................   26,673,000       17,372,418
Citigroup Capital XXI
  8.30%, 12/21/2077 (c).................   52,640,000       46,783,800
Ford Motor Credit Co. LLC
  7.50%, 8/1/2012.......................   39,100,000       37,542,530
GMAC LLC:
  6.63%, 5/15/2012 (a)..................    3,197,000        2,941,240
  6.88%, 9/15/2011 (a)..................   58,583,000       55,360,935
Nuveen Investments, Inc.
  10.50%, 11/15/2015 (a)................   20,880,000       18,061,200
Petroplus Finance, Ltd.
  7.00%, 5/1/2017 (a)...................   13,000,000       11,830,000
                                                        --------------
                                                           194,732,082
                                                        --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 9.0%
Cricket Communications, Inc.
  9.38%, 11/1/2014......................   24,693,000       25,063,395
Global Crossing Ltd.
  12.00%, 9/15/2015 (a).................    8,860,000        9,303,000
Intelsat Bermuda, Ltd.
  11.25%, 6/15/2016.....................   55,180,000       59,042,600
Level 3 Financing, Inc.
  9.25%, 11/1/2014......................   27,887,000       24,575,419
MetroPCS Wireless, Inc.
  9.25%, 11/1/2014......................   30,314,000       30,996,065
Virgin Media Finance PLC
  9.50%, 8/15/2016......................   30,635,000       32,243,337
West Corp.
  9.50%, 10/15/2014.....................   13,872,000       13,594,560
Wind Acquisition Finance SA
  11.75%, 7/15/2017 (a).................   44,570,000       50,252,675
                                                        --------------
                                                           245,071,051
                                                        --------------
ELECTRIC UTILITIES -- 7.1%
AES Corp.
  8.00%, 10/15/2017.....................   33,489,000       33,698,306
Calpine Construction Finance Co. LP and
  CCFC Finance Corp.
  8.00%, 6/1/2016 (a)...................   21,200,000       21,730,000
Edison Mission Energy
  7.00%, 5/15/2017......................   26,944,000       22,498,240
Intergen NV
  9.00%, 6/30/2017 (a)..................   25,760,000       26,532,800
NRG Energy, Inc.:
  7.38%, 2/1/2016.......................   19,608,000       18,970,740
  7.38%, 1/15/2017......................    5,000,000        4,837,500
RRI Energy, Inc.
  7.88%, 6/15/2017......................   16,630,000       16,235,038

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
Texas Competitive Electric Holdings
  Co. LLC
  10.25%, 11/1/2015.....................  $66,600,000   $   47,952,000
                                                        --------------
                                                           192,454,624
                                                        --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
NXP BV/NXP Funding LLC
  9.50%, 10/15/2015 (a).................    5,000,000        3,325,000
                                                        --------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Complete Production Services, Inc.
  8.00%, 12/15/2016.....................   15,000,000       13,650,000
                                                        --------------
FOOD PRODUCTS -- 1.5%
Smithfield Foods, Inc.
  10.00%, 7/15/2014 (a).................   19,705,000       20,690,250
Tyson Foods, Inc.:
  7.85%, 4/1/2016 (b)...................   13,525,000       13,795,500
  10.50%, 3/1/2014 (a)..................    5,500,000        6,228,750
                                                        --------------
                                                            40,714,500
                                                        --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Bausch & Lomb, Inc.
  9.88%, 11/1/2015......................   14,577,000       15,269,407
Biomet, Inc.
  11.63%, 10/15/2017....................   21,287,000       23,202,830
VWR Funding, Inc.,
  Series B 10.25%, 7/15/2015 PIK........   11,325,000       10,334,063
                                                        --------------
                                                            48,806,300
                                                        --------------
HEALTH CARE PROVIDERS & SERVICES -- 7.1%
Apria Healthcare Group, Inc.
  11.25%, 11/1/2014 (a).................   15,010,000       16,135,750
Community Health Systems, Inc.
  8.88%, 7/15/2015......................   62,591,000       64,155,775
HCA, Inc.
  9.25%, 11/15/2016.....................   72,088,000       74,520,970
Tenet Healthcare Corp.:
  8.88%, 7/1/2019 (a)...................    2,000,000        2,110,000
  10.00%, 5/1/2018 (a)..................   16,625,000       18,329,062
US Oncology, Inc.
  9.13%, 8/15/2017 (a)(d)...............   18,270,000       19,229,175
                                                        --------------
                                                           194,480,732
                                                        --------------
HOME BUILDERS -- 0.5%
K Hovnanian Enterprises, Inc.
  11.50%, 5/1/2013......................   13,863,000       14,625,465
                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 4.7%
Ameristar Casinos, Inc.
  9.25%, 6/1/2014 (a)...................   12,970,000       13,456,375
Harrah's Operating Co., Inc.
  10.00%, 12/15/2018 (a)................   84,232,000       66,964,440
MGM Mirage, Inc.:
  11.13%, 11/15/2017 (a)................    1,445,000        1,578,662
  13.00%, 11/15/2013 (a)................   15,111,000       17,302,095
Starwood Hotels & Resorts Worldwide, Inc.
  6.25%, 2/15/2013......................   13,025,000       12,829,625
Wyndham Worldwide Corp.
  6.00%, 12/1/2016......................   18,433,000       16,595,617
                                                        --------------
                                                           128,726,814
                                                        --------------
HOUSEHOLD DURABLES -- 0.5%
Jarden Corp.
  7.50%, 5/1/2017.......................   13,292,000       12,926,470
                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0% (E)
Coso Geothermal Power Holdings
  7.00%, 7/15/2026 (a)(d)...............      824,450          725,516
                                                        --------------
INSURANCE -- 3.4%
American International Group, Inc.
  8.18%, 5/15/2058 (c)..................   88,405,000       53,043,000
Genworth Financial, Inc.
  6.15%, 11/15/2066 (c).................   14,350,000        9,184,000
Liberty Mutual Group, Inc.
  10.75%, 6/15/2058 (a)(c)..............   25,500,000       24,225,000
MBIA Insurance Corp.
  14.00%, 1/15/2033 (a)(c)(d)...........   16,000,000        7,040,000
                                                        --------------
                                                            93,492,000
                                                        --------------
IT SERVICES -- 1.7%
First Data Corp.
  11.25%, 3/31/2016 (a).................   53,500,000       46,010,000
                                                        --------------
MACHINERY -- 1.5%
Case New Holland, Inc.
  7.75%, 9/1/2013 (a)...................   23,400,000       23,283,000
Terex Corp.
  8.00%, 11/15/2017.....................   19,269,000       17,679,308
                                                        --------------
                                                            40,962,308
                                                        --------------
MEDIA -- 6.2%
AMC Entertainment, Inc.
  8.75%, 6/1/2019.......................   13,375,000       13,809,687
Cablevision Systems Corp.
  8.63%, 9/15/2017 (a)..................   18,500,000       19,101,250
Cengage Learn Aquisitions, Inc.
  10.50%, 1/15/2015 (a).................   26,820,000       25,344,900
Clear Channel Communications, Inc.
  10.75%, 8/1/2016......................   19,000,000       10,355,000
CSC Holdings Inc./United States
  8.50%, 4/15/2014 (a)..................      500,000          525,000
DISH DBS Corp.
  7.75%, 5/31/2015 (a)..................    2,500,000        2,550,000
  7.88%, 9/1/2019 (a)...................    5,000,000        5,050,000
Echostar DBS Corp.
  7.13%, 2/1/2016.......................   14,752,000       14,641,360
Interpublic Group of Cos, Inc.
  10.00%, 7/15/2017 (a).................   11,845,000       12,792,600
Quebecor Media, Inc.
  7.75%, 3/15/2016......................   17,432,000       17,257,680
Umbrella Acquisition, Inc.
  9.75%, 3/15/2015 (a)..................    5,850,000        4,504,500
WMG Acquisition Corp.
  9.50%, 6/15/2016 (a)..................   25,215,000       26,601,825
XM Satellite Radio, Inc.
  13.00%, 8/1/2013 (a)..................   16,162,000       15,838,760
                                                        --------------
                                                           168,372,562
                                                        --------------
METALS & MINING -- 2.4%
Steel Dynamics, Inc.
  7.38%, 11/1/2012......................   16,452,000       16,616,520

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
Teck Resources Ltd.:
  9.75%, 5/15/2014 (a)..................  $ 1,815,000   $    1,996,500
  10.25%, 5/15/2016 (a).................    1,815,000        2,050,950
  10.75%, 5/15/2019 (a).................   39,315,000       45,703,688
                                                        --------------
                                                            66,367,658
                                                        --------------
MULTILINE RETAIL -- 3.7%
Dollar General Corp.
  10.63%, 7/15/2015 (d).................   26,859,000       29,679,195
JC Penney Corp, Inc.
  6.38%, 10/15/2036.....................   14,025,000       11,570,625
Macy's Retail Holdings, Inc.
  5.90%, 12/1/2016......................   24,325,000       22,286,370
Rite Aid Corp.
  9.50%, 6/15/2017......................   18,090,000       14,652,900
Supervalu, Inc.
  8.00%, 5/1/2016.......................   20,903,000       21,634,605
                                                        --------------
                                                            99,823,695
                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 11.5%
Arch Coal, Inc.
  8.75%, 8/1/2016 (a)...................   13,990,000       14,409,700
Chesapeake Energy Corp.:
  6.50%, 8/15/2017......................    1,750,000        1,605,625
  7.25%, 12/15/2018.....................    4,550,000        4,299,750
  9.50%, 2/15/2015......................   26,453,000       27,841,782
Citic Resources Finance, Ltd.
  6.75%, 5/15/2014 (a)..................    6,500,000        6,175,000
Dynegy Holdings, Inc.
  7.75%, 6/1/2019.......................   24,298,000       20,714,045
El Paso Corp.:
  7.00%, 6/15/2017 (a)..................   16,877,000       16,539,460
  7.25%, 6/1/2018.......................    4,000,000        3,934,352
Energy XXI Gulf Coast, Inc.
  10.00%, 6/15/2013.....................   14,525,000       11,765,250
Enterprise Products Operating LP
  7.03%, 1/15/2068 (c)..................   13,775,000       12,053,125
Forest Oil Corp.
  7.25%, 6/15/2019......................   23,673,000       22,134,255
Newfield Exploration Co.
  7.13%, 5/15/2018......................   14,025,000       13,989,937
OPTI Canada, Inc.
  8.25%, 12/15/2014.....................   24,782,000       19,206,050
Peabody Energy Corp.
  7.38%, 11/1/2016......................   15,528,000       15,683,280
PetroHawk Energy Corp.
  7.88%, 6/1/2015.......................   18,775,000       18,493,375
Plains Exploration & Production Co.
  7.75%, 6/15/2015......................   12,171,000       12,079,718
Quicksilver Resources, Inc.
  11.75%, 1/1/2016......................   12,885,000       14,205,712
Sabine Pass LNG LP
  7.50%, 11/30/2016.....................   34,073,000       29,089,824
SandRidge Energy, Inc.
  8.00%, 6/1/2018 (a)...................   16,000,000       15,400,000
Southern Union Co.
  7.20%, 11/1/2066 (c)..................   12,525,000        9,863,438
Southwestern Energy Co.
  7.50%, 2/1/2018 (a)...................   12,174,000       12,295,740
Williams Partners LP/Williams Partners
  Finance Corp.
  7.25%, 2/1/2017.......................   13,000,000       12,775,243
                                                        --------------
                                                           314,554,661
                                                        --------------
PAPER & FOREST PRODUCTS -- 1.6%
Georgia-Pacific LLC:
  7.13%, 1/15/2017 (a)..................   14,778,000       14,445,495
  8.25%, 5/1/2016 (a)...................    4,000,000        4,150,000
NewPage Corp.
  11.38%, 12/31/2014 (a)................   24,715,000       24,282,488
                                                        --------------
                                                            42,877,983
                                                        --------------
PHARMACEUTICALS -- 0.1%
Elan Corp. PLC
  8.75%, 10/15/2016 (a)(d)..............    2,785,000        2,754,838
                                                        --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
Felcor Lodging LP
  10.00%, 10/1/2014 (a).................    1,350,000        1,306,125
iStar Financial, Inc.
  8.63%, 6/1/2013.......................   12,000,000        7,560,000
Residential Capital LLC
  9.63%, 5/15/2015......................   41,050,000       31,403,250
                                                        --------------
                                                            40,269,375
                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
Realogy Corp.
  10.50%, 4/15/2014.....................   34,092,000       24,716,700
                                                        --------------
ROAD & RAIL -- 0.6%
Railamerica, Inc.
  9.25%, 7/1/2017 (a)...................   16,605,000       17,393,738
                                                        --------------
SEMICONDUCTORS -- 0.8%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014.....................   29,388,000       22,481,820
                                                        --------------
SPECIALTY RETAIL -- 2.6%
Blockbuster, Inc.
  11.75%, 10/1/2014 (a)(d)..............    9,875,000        9,430,625
Limited Brands, Inc.
  6.90%, 7/15/2017......................   14,496,000       13,669,046
Michaels Stores, Inc.
  10.00%, 11/1/2014 (d).................   18,935,000       18,650,975
QVC, Inc.
  7.50%, 10/1/2019 (a)..................    6,815,000        6,823,519
Toys R Us Property Co. I LLC
  10.75%, 7/15/2017 (a).................   19,900,000       21,392,500
                                                        --------------
                                                            69,966,665
                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.3%
CC Holdings GS V LLC/Crown Castle GS
  III Corp.
  7.75%, 5/1/2017 (a)...................   13,040,000       13,496,400
Crown Castle International Corp.
  9.00%, 1/15/2015......................   12,850,000       13,460,375
Frontier Communications Corp.
  8.25%, 5/1/2014.......................   13,025,000       13,415,750
Nextel Communications, Inc.,
  Series D 7.38%, 8/1/2015..............    4,225,000        3,791,938

SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
SECURITY DESCRIPTION                         AMOUNT          VALUE
--------------------                       ---------         -----
NII Capital Corp.
  10.00%, 8/15/2016 (a).................  $18,500,000   $   19,240,000
Sprint Nextel Corp.
  6.00%, 12/1/2016......................   40,058,000       35,751,765
Telesat Canada/Telesat LLC
  11.00%, 11/1/2015 (a).................   15,725,000       16,747,125
                                                        --------------
                                                           115,903,353
                                                        --------------
TOTAL CORPORATE
  BONDS & NOTES --
  (Cost $2,323,030,056).................                 2,601,800,095
                                                        --------------


                                             SHARES
                                             ------
SHORT TERM INVESTMENTS -- 1.4%
MONEY MARKET FUND -- 1.4%
State Street Institutional Liquid
  Reserves Fund 0.26% (f)(g)(h)
  (Cost $38,270,753)....................   38,270,753       38,270,753
                                                        --------------
TOTAL INVESTMENTS -- 96.9% (I)
  (Cost $2,361,300,809).................                 2,640,070,848
OTHER ASSETS AND
  LIABILITIES -- 3.1%...................                    85,798,235
                                                        --------------
NET ASSETS -- 100.0%....................                $2,725,869,083
                                                        ==============




(a) Securities are purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 34.2% of net assets as of September 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity.
(c) Variable-rate security. Rate shown is as of September 30, 2009.
(d) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with the procedures approved by the Board of Trustees.
(e) Amount shown represents less that 0.05% of net assets.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.
(g) The rate shown is the annualized seven-day yield at period end.
(h) Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(i) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments.)
PIK = Payment in Kind

At September 30, 2009, outstanding credit default swap contracts-sell protection were as follows:

                                                                                                               UPFRONT
                                                         RECEIVE    EXPIRATION     NOTIONAL       MARKET       PREMIUMS
COUNTERPARTY                REFERENCE OBLIGATION       FIXED RATE      DATE         AMOUNT        VALUE       (RECEIVED)
------------                --------------------       ----------   ----------     --------       ------      ----------
Barclays Capital        Harrah's Operating Co., Inc.      5.00%     12/20/2018   $15,000,000   $(4,578,319)  $(6,225,694)
                          UNREALIZED
                         APPRECIATION/
COUNTERPARTY            (DEPRECIATION)
------------            --------------
Barclays Capital          $1,647,375

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities and other financial instruments are based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations held in SPDR S&P VRDO Municipal Bond ETF are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective July 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of investments, which also includes a breakdown of the Funds' investments by industry.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments, as of September 30, 2009:

                                                                LEVEL 2 -         LEVEL 3 -
                                              LEVEL 1 -     OTHER SIGNIFICANT    SIGNIFICANT
                                               QUOTED           OBSERVABLE      UNOBSERVABLE
                                               PRICES             INPUTS           INPUTS           TOTAL
                                           --------------   -----------------   ------------   --------------
SPDR Dow Jones Total Market ETF..........  $  183,496,395     $           --         $--       $  183,496,395
SPDR Dow Jones Large Cap ETF.............      56,165,460                 --          --           56,165,460
SPDR Dow Jones Large Cap Growth ETF......     188,488,301                 --          --          188,488,301
SPDR Dow Jones Large Cap Value ETF.......     109,851,250                 --          --          109,851,250
SPDR Dow Jones Mid Cap ETF...............      52,185,300                 --          --           52,185,300
SPDR Dow Jones Mid Cap Growth ETF........      74,557,621                 --          --           74,557,621
SPDR Dow Jones Mid Cap Value ETF.........      22,269,382                 --          --           22,269,382
SPDR Dow Jones Small Cap ETF.............      42,140,375                 --*          2           42,140,377
SPDR Dow Jones Small Cap Growth ETF......     150,773,513                 --*         --          150,773,513
SPDR Dow Jones Small Cap Value ETF.......     123,050,558                 --          23          123,050,581
SPDR DJ Global Titans ETF................      95,097,162                 --          --           95,097,162
SPDR Dow Jones REIT ETF..................   1,466,599,393                 --          --        1,466,599,393
SPDR KBW Bank ETF........................   1,116,895,991                 --          --        1,116,895,991
SPDR KBW Capital Markets ETF.............     101,754,929                 --          --          101,754,929
SPDR KBW Insurance ETF...................     214,745,566                 --          --          214,745,566
SPDR KBW Mortgage Finance ETF............       6,338,774                 --          --            6,338,774
SPDR KBW Regional Banking ETF............     516,439,386                 --          --          516,439,386
SPDR Morgan Stanley Technology ETF.......     245,352,960                 --          --          245,352,960
SPDR S&P Dividend ETF....................   1,048,990,350                 --          --        1,048,990,350
SPDR S&P Biotech ETF.....................     560,639,616                 --          --          560,639,616
SPDR S&P Homebuilders ETF................   1,144,024,743                 --          --        1,144,024,743
SPDR S&P Metals & Mining ETF.............     833,095,428                 --          --          833,095,428
SPDR S&P Oil & Gas Equipment & Services
  ETF....................................     323,533,192                 --          --          323,533,192
SPDR S&P Oil & Gas Exploration &
  Production ETF.........................     411,898,857                 --          --          411,898,857
SPDR S&P Pharmaceuticals ETF.............      67,211,869                 --          --           67,211,869
SPDR S&P Retail ETF......................     665,739,054                 --          --          665,739,054
SPDR S&P Semiconductor ETF...............     193,771,885                 --          --          193,771,885
SPDR Wells Fargo Preferred Stock ETF.....       4,030,585                 --          --            4,030,585
SPDR Barclays Capital 1-3 Month T-Bill
  ETF....................................         171,344        825,221,253          --          825,392,597
SPDR Barclays Capital TIPS ETF...........      64,040,990        312,399,564          --          376,440,554
SPDR Barclays Capital Intermediate Term
  Treasury ETF...........................      26,783,559        183,658,767          --          210,442,326
SPDR Barclays Capital Long Term Treasury
  ETF....................................       3,373,318         16,879,267          --           20,252,585
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF........................         632,772         49,454,327          --           50,087,099
SPDR Barclays Capital Long Term Credit
  Bond ETF...............................         104,259         10,554,106          --           10,658,365
SPDR Barclays Capital Convertible Bond
  ETF....................................      30,282,403         97,962,861          --          128,245,264
SPDR Barclays Capital Mortgage Backed
  Bond ETF...............................       7,981,393          7,952,008          --           15,933,401
SPDR Barclays Capital Aggregate Bond
  ETF....................................      99,298,088        211,056,230          --          310,354,318
SPDR Barclays Capital Municipal ETF......       7,101,905        739,106,160          --          746,208,065
SPDR Barclays Capital California
  Municipal Bond ETF.....................         174,113         54,705,546          --           54,879,659
SPDR Barclays Capital New York Municipal
  Bond ETF...............................          55,786         17,990,657          --           18,046,443
SPDR Barclays Capital Short Term
  Municipal Bond ETF.....................       7,898,598        688,032,216          --          695,930,814
SPDR S&P VRDO Municipal Bond ETF.........          50,095         11,946,000          --           11,996,095
SPDR DB International Government
  Inflation-Protected Bond ETF...........         223,463        640,403,069          --          640,626,532
SPDR Barclays Capital Short Term
  International Treasury Bond ETF........       1,391,496         31,224,860          --           32,616,356

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                LEVEL 2 -         LEVEL 3 -
                                              LEVEL 1 -     OTHER SIGNIFICANT    SIGNIFICANT
                                               QUOTED           OBSERVABLE      UNOBSERVABLE
                                               PRICES             INPUTS           INPUTS           TOTAL
                                           --------------   -----------------   ------------   --------------
SPDR Barclays Capital International
  Treasury Bond ETF......................      43,408,374      1,294,156,194          --        1,337,564,568
SPDR Barclays Capital High Yield Bond
  ETF....................................      38,270,753      2,601,800,095          --        2,640,070,848


--------

* Level 2 valuation inputs were used to value certain securities held by the Fund at zero.

                                                                LEVEL 2 -         LEVEL 3 -
                                                LEVEL 1 -   OTHER SIGNIFICANT    SIGNIFICANT
                                                  QUOTED        OBSERVABLE      UNOBSERVABLE
SPDR SERIES TRUST-OTHER FINANCIAL INSTRUMENTS*    PRICES          INPUTS           INPUTS         TOTAL
----------------------------------------------  ---------   -----------------   ------------   ----------
SPDR Barclays Capital Short Term International
  Treasury Bond ETF...........................     $--          $   51,213           $--       $   51,213
SPDR Barclays Capital International Treasury
  Bond ETF....................................      --           1,019,440            --        1,019,440
SPDR Barclays Capital High Yield Bond ETF.....      --           1,647,375            --        1,647,375


--------

* Other financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the period ended September 30, 2009.

                                                                                                                NET CHANGE IN
                                                         REALIZED                                                UNREALIZED
                                                        GAIN (LOSS)                                            (DEPRECIATION)
                                         (AMORTIZED    AND CHANGE IN                                                FROM
                           BALANCES AT    PREMIUMS)     UNREALIZED        NET                       BALANCE      INVESTMENTS
                            BEGINNING     ACCRETED     APPRECIATION    PURCHASES   NET TRANSFERS     AT END     STILL HELD AT
                            OF PERIOD     DISCOUNTS   (DEPRECIATION)     SALES       IN OR OUT     OF PERIOD    END OF PERIOD
                           -----------   ----------   --------------   ---------   -------------   ---------   --------------
SPDR Dow Jones Small Cap
  ETF...................       $ 2           $--            $--           $--           $--           $ 2            $--
SPDR Dow Jones Small Cap
  Value ETF.............        23            --             --            --            --           $23             --


The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at September 30, 2009.

                                          Interest     Foreign
                                            Rate      Exchange       Credit       Equity    Commodity     Other
                                         Contracts    Contracts    Contracts    Contracts   Contracts   Contracts
                                            Risk        Risk          Risk         Risk        Risk        Risk        Total
                                         ---------   ----------   -----------   ---------   ---------   ---------   -----------
SPDR Barclays
  Capital Short Term
  International
  Treasury
  Bond ETF..........  Forward Contract      $--      $   51,213   $        --      $--         $--         $--      $    51,213
SPDR Barclays
  Capital
  International
  Treasury
  Bond ETF..........  Forward Contract       --       1,019,440            --       --          --          --        1,019,440
SPDR Barclays
  Capital High Yield
  Bond ETF..........  Swap Contract          --              --    (4,578,319)      --          --          --       (4,578,319)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2009 and for the period then ended are:

                         NUMBER OF                      PURCHASED               SOLD           NUMBER OF
                        SHARES HELD    VALUE AT   --------------------  --------------------  SHARES HELD    VALUE AT   DIVIDEND
FUND                     AT 6/30/09    6/30/09        COST      SHARES    PROCEEDS    SHARES   AT 9/30/09    9/30/09     INCOME
----                    -----------  -----------  -----------  -------  -----------  -------  -----------  -----------  --------
SPDR Dow Jones Total
  Market ETF..........      7,122    $   336,158  $        --       --  $    15,557      306      6,816    $   358,522   $   68
SPDR Dow Jones Large
  Cap ETF.............      2,069         97,657        5,438      100           --       --      2,169        114,089       22
SPDR Dow Jones Large
  Cap Growth ETF......         --             --    1,022,288   18,800           --       --     18,800        988,880      188
SPDR Dow Jones Large
  Cap Value ETF.......     10,424        492,013           --       --      564,452   10,424         --             --       --
SPDR KBW Bank ETF.....    726,963     34,312,654   21,514,185  422,820   26,315,840  526,458    623,325     32,786,895    6,164
SPDR KBW Capital
  Markets ETF.........    149,545      7,058,524    5,796,353  114,890    5,574,904  111,636    152,799      8,037,228    1,528
                          REALIZED
FUND                    GAIN/(LOSS)
----                    -----------
SPDR Dow Jones Total
  Market ETF..........    $  6,006
SPDR Dow Jones Large
  Cap ETF.............          --
SPDR Dow Jones Large
  Cap Growth ETF......          --
SPDR Dow Jones Large
  Cap Value ETF.......      23,929
SPDR KBW Bank ETF.....     756,546
SPDR KBW Capital
  Markets ETF.........     236,935


Each Fund may invest in the shares of certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds ("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in the State Street Navigator Lending Prime Portfolio ("Navigator") for which SSgA PM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

Amounts related to investments in each Fund at September 30, 2009 and for the period ended are:

                                                   PURCHASED                  SOLD
                                VALUE AT   ------------------------ ------------------------   VALUE AT                REALIZED
LIQUID RESERVES FUND             6/30/09       COST        SHARES     PROCEEDS      SHARES      9/30/09     INCOME   GAIN/(LOSS)
--------------------          ------------ ------------ ----------- ------------ ----------- ------------ ---------- -----------
SPDR KBW Mortgage Finance
  ETF........................ $     31,581 $     44,887      44,887 $     67,160      67,160 $      9,308 $        6     $--
SPDR Wells Fargo Preferred
  Stock ETF..................           --       12,009      12,009           --          --       12,009         --      --
SPDR Barclays Capital 1-3
  Month T-Bill ETF...........      509,341      275,070     275,070      613,067     613,067      171,344        291      --
SPDR Barclays Capital TIPS
  ETF........................      266,601    5,784,748   5,784,748    5,991,118   5,991,118       60,231        638      --
SPDR Barclays Capital
  Intermediate Term Treasury
  ETF........................      162,579    3,316,605   3,316,605    3,077,554   3,077,554      401,630        266      --
SPDR Barclays Capital Long
  Term Treasury ETF..........       14,771      341,026     341,026      341,531     341,531       14,266         34      --
SPDR Barclays Capital
  Intermediate Term Credit
  Bond ETF...................      762,741    1,528,905   1,528,905    1,658,874   1,658,874      632,772        621      --
SPDR Barclays Capital Long
  Term Credit Bond ETF.......       55,527      240,290     240,290      202,718     202,718       93,099         51      --
SPDR Barclays Capital
  Convertible Bond ETF.......      727,042   16,707,189  16,707,189   16,680,655  16,680,655      753,576        802      --
SPDR Barclays Capital
  Mortgage Backed Bond ETF...    5,203,681    2,849,653   2,849,653       71,941      71,941    7,981,393      5,228      --
SPDR Barclays Capital
  Aggregate Bond ETF.........   69,853,146   11,639,444  11,639,444   12,686,826  12,686,826   68,805,764     52,398      --
SPDR DB International
  Government Inflation-
  Protected Bond ETF.........       23,869   16,578,840  16,578,840   16,379,246  16,379,246      223,463        475      --
SPDR Barclays Capital Short
  Term International Treasury
  Bond ETF...................      923,049    2,932,220   2,932,220    2,463,773   2,463,773    1,391,496        972      --
SPDR Barclays Capital
  International Treasury Bond
  ETF........................   29,529,317   36,845,950  36,845,950   26,006,649  26,006,649   40,368,618     28,134      --
SPDR Barclays Capital High
  Yield Bond ETF.............   17,410,929  226,280,248 226,280,248  205,420,424 205,420,424   38,270,753     27,362      --
                                                   PURCHASED                  SOLD
                                VALUE AT   ------------------------ ------------------------   VALUE AT                REALIZED
TAX FREE MONEY MARKET FUND       6/30/09       COST        SHARES     PROCEEDS      SHARES      9/30/09     INCOME   GAIN/(LOSS)
--------------------------    ------------ ------------ ----------- ------------ ----------- ------------ ---------- -----------
SPDR Barclays Capital
  Municipal Bond ETF.........    5,708,553  100,839,506 100,839,506   99,446,154  99,446,154    7,101,905      2,023      --
SPDR Barclays Capital
  California Municipal Bond
  ETF........................      216,644    9,271,038   9,271,038    9,313,569   9,313,569      174,113        134      --
SPDR Barclays Capital New
  York Municipal BondETF.....      728,368    2,133,792   2,133,792    2,806,374   2,806,374       55,786        110      --
SPDR Barclays Capital Short
  Term Municipal Bond ETF....    6,006,808  104,817,039 104,817,039  102,925,249 102,925,249    7,898,598      2,666      --
SPDR S&P VRDO Municipal Bond
  ETF........................           --      525,144     525,144      475,049     475,049       50,095          3      --
                                                   PURCHASED                  SOLD
                                VALUE AT   ------------------------ ------------------------   VALUE AT                REALIZED
NAVIGATOR                        6/30/09       COST        SHARES     PROCEEDS      SHARES      9/30/09     INCOME   GAIN/(LOSS)
---------                     ------------ ------------ ----------- ------------ ----------- ------------ ---------- -----------

SPDR Dow Jones Total Market
  ETF........................    7,113,997   28,159,756  28,159,756   26,684,540  26,684,540    8,589,213     21,553      --
SPDR Dow Jones Large Cap
  ETF........................   10,783,247   49,087,908  49,087,908   47,792,513  47,792,513   12,078,642     11,424      --
SPDR Dow Jones Large Cap
  Growth ETF.................    8,792,553    5,793,060   5,793,060    6,989,844   6,989,844    7,595,769      7,428      --
SPDR Dow Jones Large Cap
  Value ETF..................    3,567,500    3,462,441   3,462,441    5,013,573   5,013,573    2,016,368     84,753      --
SPDR Dow Jones Mid Cap ETF...    9,024,333    6,597,063   6,597,063    3,944,308   3,944,308   11,677,088     12,390      --
SPDR Dow Jones Mid Cap Growth
  ETF........................   12,397,043   11,502,523  11,502,523    7,284,405   7,284,405   16,615,161     63,548      --
SPDR Dow Jones Mid Cap Value
  ETF........................    2,551,586    3,588,707   3,588,707    1,169,500   1,169,500    4,970,793      4,780      --
SPDR Dow Jones Small Cap
  ETF........................    6,570,359    8,547,555   8,547,555    5,665,890   5,665,890    9,452,024     11,727      --
SPDR Dow Jones Small Cap
  Growth ETF.................   27,383,717   31,910,684  31,910,684   25,358,316  25,358,316   33,936,085     48,867      --
SPDR Dow Jones Small Cap
  Value ETF..................   18,673,686   33,484,658  33,484,658   24,354,637  24,354,637   27,803,707     34,641      --

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   PURCHASED                  SOLD
                                VALUE AT   ------------------------ ------------------------   VALUE AT                REALIZED
NAVIGATOR                        6/30/09       COST        SHARES     PROCEEDS      SHARES      9/30/09     INCOME   GAIN/(LOSS)
---------                     ------------ ------------ ----------- ------------ ----------- ------------ ---------- -----------
SPDR DJ Global Titans ETF....    5,673,841   12,913,652  12,913,652   12,840,374  12,840,374    5,747,119      6,371      --
SPDR Dow Jones REIT ETF......  195,862,882  257,732,332 257,732,332  233,953,265 233,953,265  219,641,949    202,510      --
SPDR KBW Bank ETF............  207,065,428  427,915,101 427,915,101  463,243,272 463,243,272  171,737,257  1,306,237      --
SPDR KBW Capital Markets
  ETF........................    9,170,277   15,412,053  15,412,053   19,783,494  19,783,494    4,798,836      5,348      --
SPDR KBW Insurance ETF.......    5,982,505   18,067,851  18,067,851   18,547,588  18,547,588    5,502,768     10,906      --
SPDR KBW Regional Banking
  ETF........................  133,202,649  146,777,376 146,777,376  176,335,385 176,335,385  103,644,640    213,034      --
SPDR Morgan Stanley
  Technology ETF.............   13,653,424   20,187,585  20,187,585   22,813,004  22,813,004   11,028,005      8,350      --
SPDR S&P Dividend ETF........  157,934,201  140,657,636 140,657,636  184,610,724 184,610,724  113,981,113    363,868      --
SPDR S&P Biotech ETF.........  109,293,810  161,986,485 161,986,485  148,562,759 148,562,759  122,717,536    120,215      --
SPDR S&P Homebuilders ETF....  125,762,270  300,387,607 300,387,607  198,086,993 198,086,993  228,062,884    134,464      --
SPDR S&P Metals & Mining
  ETF........................  146,985,910  176,143,020 176,143,020  232,116,522 232,116,522   91,012,408     91,349      --
SPDR S&P Oil & Gas Equipment
  & Services ETF.............   40,191,165   53,465,849  53,465,849   35,132,684  35,132,684   58,524,330     29,418      --
SPDR S&P Oil & Gas
  Exploration & Production
  ETF........................   56,506,368   94,731,246  94,731,246   91,008,429  91,008,429   60,229,185     25,985      --
SPDR S&P Pharmaceuticals
  ETF........................   11,638,204   26,549,827  26,549,827   23,764,239  23,764,239   14,423,792      9,354      --
SPDR S&P Retail ETF..........   65,789,143  236,599,634 236,599,634  257,101,505 257,101,505   45,287,272    196,088      --
SPDR S&P Semiconductor ETF...   25,378,726   52,771,094  52,771,094   37,129,364  37,129,364   41,020,456     28,665      --
SPDR Barclays Capital 1-3
  Month T-Bill ETF...........           --  754,918,400 754,918,400  754,918,400 754,918,400           --     85,788      --
SPDR Barclays Capital TIPS
  ETF........................   58,425,040   14,297,986  14,297,986    8,742,267   8,742,267   63,980,759     27,365      --
SPDR Barclays Capital
  Intermediate Term Treasury
  ETF........................   29,226,033   22,802,589  22,802,589   25,646,693  25,646,693   26,381,929     18,060      --
SPDR Barclays Capital Long
  Term Treasury ETF..........    3,366,905    3,193,945   3,193,945    3,201,798   3,201,798    3,359,052      1,268      --
SPDR Barclays Capital Long
  Term Credit Bond ETF.......           --       33,915      33,915       22,755      22,755       11,160          6      --
SPDR Barclays Capital
  Aggregate Bond ETF.........   29,519,870   29,735,661  29,735,661   28,763,207  28,763,207   30,492,324     16,672      --
SPDR DB International
  Government Inflation-
  Protected Bond ETF.........      563,360           --          --      563,360          --           --         65      --
SPDR Barclays Capital
  International Treasury Bond
  ETF........................   13,535,645      397,535     397,535   10,893,424  10,893,424    3,039,756      3,105      --


AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2009 were as follows:

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR Dow Jones Total Market ETF.........  $  188,984,300   $ 18,387,246   $ 23,875,151    $  (5,487,905)
SPDR Dow Jones Large Cap ETF............      50,967,377      5,905,797        707,714        5,198,083
SPDR Dow Jones Large Cap Growth ETF.....     210,348,356      8,841,228     30,701,283      (21,860,055)
SPDR Dow Jones Large Cap Value ETF......     123,407,664      6,909,921     20,466,335      (13,556,414)
SPDR Dow Jones Mid Cap ETF..............      48,839,698      5,196,078      1,850,476        3,345,602
SPDR Dow Jones Mid Cap Growth ETF.......      68,806,917      7,973,202      2,222,498        5,750,704
SPDR Dow Jones Mid Cap Value ETF........      22,455,452      1,157,943      1,344,013         (186,070)
SPDR Dow Jones Small Cap ETF............      42,150,533      3,330,687      3,340,843          (10,156)
SPDR Dow Jones Small Cap Growth ETF.....     158,174,292     11,058,142     18,458,921       (7,400,779)
SPDR Dow Jones Small Cap Value ETF......     136,265,103      7,335,735     20,550,257      (13,214,522)
SPDR DJ Global Titans ETF...............     111,560,843      2,850,867     19,314,548      (16,463,681)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR Dow Jones REIT ETF.................  $1,789,215,611   $  7,190,669   $329,806,887    $(322,616,218)
SPDR KBW Bank ETF.......................   1,358,285,777      1,943,919    243,333,705     (241,389,786)
SPDR KBW Capital Markets ETF............     121,159,171      1,771,403     21,175,645      (19,404,242)
SPDR KBW Insurance ETF..................     217,099,139      6,629,744      8,983,317       (2,353,573)
SPDR KBW Mortgage Finance ETF...........       6,153,427        424,384        239,037          185,347
SPDR KBW Regional Banking ETF...........     755,737,143      2,362,651    241,660,408     (239,297,757)
SPDR Morgan Stanley Technology ETF......     253,133,539     17,723,042     25,503,621       (7,780,579)
SPDR S&P Dividend ETF...................     939,162,471    113,195,397      3,367,518      109,827,879
SPDR S&P Biotech ETF....................     591,980,421     13,117,311     44,458,116      (31,340,805)
SPDR S&P Homebuilders ETF...............   1,122,853,994     42,924,846     21,754,097       21,170,749
SPDR S&P Metals & Mining ETF............     807,814,356     44,619,028     19,337,956       25,281,072
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................     308,583,302     28,361,070     13,411,180       14,949,890
SPDR S&P Oil & Gas Exploration &
  Production ETF........................     442,912,405      4,846,144     35,859,692      (31,013,548)
SPDR S&P Pharmaceuticals ETF............      58,297,894      9,896,695        982,720        8,913,975
SPDR S&P Retail ETF.....................     672,063,713      3,717,380     10,042,039       (6,324,659)
SPDR S&P Semiconductor ETF..............     164,090,718     30,045,059        363,892       29,681,167
SPDR Wells Fargo Preferred Stock ETF....       3,969,246         76,289         14,950           61,339
SPDR Barclays Capital 1-3 Month T-Bill
  ETF...................................     825,351,093         41,657            153           41,504
SPDR Barclays Capital TIPS ETF..........     368,995,648      7,444,906             --        7,444,906
SPDR Barclays Capital Intermediate Term
  Treasury ETF..........................     208,685,113      1,996,621        239,408        1,757,213
SPDR Barclays Capital Long Term Treasury
  ETF...................................      20,095,395        204,830         47,640          157,190
SPDR Barclays Capital Intermediate Term
  Credit Bond ETF.......................      48,062,325      2,055,565         30,791        2,024,774
SPDR Barclays Capital Long Term Credit
  Bond ETF..............................       9,359,460      1,314,986         16,081        1,298,905
SPDR Barclays Capital Convertible Bond
  ETF...................................     117,155,711     11,265,698        176,145       11,089,553
SPDR Barclays Capital Mortgage Backed
  Bond ETF..............................      15,829,945        103,456             --          103,456
SPDR Barclays Capital Aggregate Bond
  ETF...................................     305,453,195      5,302,084        400,961        4,901,123
SPDR Barclays Capital Municipal ETF.....     703,185,412     43,056,325         33,672       43,022,653
SPDR Barclays Capital California
  Municipal Bond ETF....................      51,480,200      3,440,918         41,459        3,399,459
SPDR Barclays Capital New York Municipal
  Bond ETF..............................      17,119,187        930,261          3,005          927,256
SPDR Barclays Capital Short Term
  Municipal Bond ETF....................     681,270,683     14,695,947         35,816       14,660,131
SPDR S&P VRDO Municipal Bond ETF........      11,996,095             --             --               --
SPDR DB International Government
  Inflation-Protected Bond ETF..........     614,499,298     34,436,011      8,308,777       26,127,234
SPDR Barclays Capital Short Term
  International Treasury Bond ETF.......      31,371,625      1,260,148         15,417        1,244,731
SPDR Barclays Capital International
  Treasury Bond ETF.....................   1,247,362,521     97,603,508      7,401,461       90,202,047
SPDR Barclays Capital High Yield Bond
  ETF...................................   2,361,300,809    284,897,308      6,127,269      278,770,039


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Series Trust

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -------------------
     Gary L. French
     Treasurer


Date: November 23, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -------------------
     Gary L. French
     Treasurer


Date: November 23, 2009